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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-03833
                                   -------------------------------------------

                         MainStay VP Series Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  51 Madison Avenue, New York, New York 10010
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   212-576-7000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        -----------------------------

Date of reporting period: March 31, 2005
                         ----------------------------



ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended March 31, 2005 is filed herewith.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE     % NET ASSETS
                                                  ------------------   ------------     ------------
DREYFUS LARGE COMPANY VALUE PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                         17,600        $  1,028,896         1.11%
United Technologies Corp. (a)                            18,300        $  1,860,378         2.01%
                                                                       ------------         ----
TOTAL AEROSPACE & DEFENSE                                              $  2,889,274         3.12%
                                                                       ------------         ----

AUTO COMPONENTS
Johnson Controls, Inc.                                    7,900        $    440,504         0.48%
                                                                       ------------         ----
TOTAL AUTO COMPONENTS                                                  $    440,504         0.48%
                                                                       ------------         ----

BEVERAGES
Coca-Cola Co. (The)                                      10,900        $    454,203         0.49%
                                                                       ------------         ----
TOTAL BEVERAGES                                                        $    454,203         0.49%
                                                                       ------------         ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                          17,900        $  1,968,821         2.13%
Merrill Lynch & Co., Inc.                                23,400        $  1,324,440         1.43%
Morgan Stanley                                           24,800        $  1,419,800         1.53%
                                                                       ------------         ----
TOTAL CAPITAL MARKETS                                                  $  4,713,061         5.09%
                                                                       ------------         ----

CHEMICALS
Dow Chemical Co. (The)                                   18,400        $    917,240         0.99%
E.I. du Pont de Nemours & Co.                            14,600        $    748,104         0.81%
                                                                       ------------         ----
TOTAL CHEMICALS                                                        $  1,665,344         1.80%
                                                                       ------------         ----

COMMERCIAL BANKS
Bank of America Corp.                                    65,812        $  2,902,309         3.14%
PNC Financial Services Group, Inc. (The)                  8,400        $    432,432         0.47%
SunTrust Banks, Inc.                                      6,400        $    461,248         0.50%
U.S. Bancorp                                             30,100        $    867,482         0.94%
Wachovia Corp.                                           37,100        $  1,888,761         2.04%
Wells Fargo & Co.                                        14,400        $    861,120         0.93%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE     % NET ASSETS
                                                  ------------------   ------------     ------------
                                                                       ------------         ----
TOTAL COMMERCIAL BANKS                                                 $  7,413,352         8.02%
                                                                       ------------         ----

COMMUNICATIONS EQUIPMENT
Nokia Corp. ADR (b)                                      59,000        $    910,370         0.98%
                                                                       ------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                         $    910,370         0.98%
                                                                       ------------         ----

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                      43,600        $    956,584         1.03%
International Business Machines Corp.                     9,300        $    849,834         0.92%
                                                                       ------------         ----
TOTAL COMPUTERS & PERIPHERALS                                          $  1,806,418         1.95%
                                                                       ------------         ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                          67,246        $  3,022,036         3.27%
JPMorgan Chase & Co.                                     65,400        $  2,262,840         2.45%
                                                                       ------------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                   $  5,284,876         5.72%
                                                                       ------------         ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                             13,900        $    762,415         0.82%
Sprint Corp.                                             68,200        $  1,551,550         1.68%
Verizon Communications, Inc.                             48,782        $  1,731,761         1.87%
                                                                       ------------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           $  4,045,726         4.37%
                                                                       ------------         ----

ELECTRIC UTILITIES
Dominion Resources, Inc.                                  6,900        $    513,567         0.56%
Edison International                                     15,900        $    552,048         0.60%
Entergy Corp.                                             6,600        $    466,356         0.50%
Exelon Corp.                                             22,000        $  1,009,580         1.09%
PG&E Corp. (a)                                           14,500        $    494,450         0.53%
PPL Corp.                                                 9,300        $    502,107         0.54%
TXU Corp.                                                 4,400        $    350,372         0.38%
                                                                       ------------         ----
TOTAL ELECTRIC UTILITIES                                               $  3,888,480         4.20%
                                                                       ------------         ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                      7,000        $    454,510         0.49%
                                                                       ------------         ----
TOTAL ELECTRICAL EQUIPMENT                                             $    454,510         0.49%
                                                                       ------------         ----

ENERGY EQUIPMENT & SERVICES
Cooper Cameron Corp. (a)                                  8,200        $    469,122         0.51%
Schlumberger Ltd.                                         9,000        $    634,320         0.69%
                                                                       ------------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                      $  1,103,442         1.20%
                                                                       ------------         ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE     % NET ASSETS
                                                  ------------------   ------------     ------------
FOOD & STAPLES RETAILING
CVS Corp.                                                 9,300        $    489,366         0.53%
Safeway, Inc. (a)                                        41,500        $    768,995         0.83%
                                                                       ------------         ----
TOTAL FOOD & STAPLES RETAILING                                         $  1,258,361         1.36%
                                                                       ------------         ----

FOOD PRODUCTS
General Mills, Inc.                                      10,000        $    491,500         0.53%
Kraft Foods, Inc.                                        20,700        $    684,135         0.74%
                                                                       ------------         ----
TOTAL FOOD PRODUCTS                                                    $  1,175,635         1.27%
                                                                       ------------         ----

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                              19,000        $    556,510         0.60%
                                                                       ------------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 $    556,510         0.60%
                                                                       ------------         ----

HEALTH CARE PROVIDERS & SERVICES
Cardinal Health, Inc.                                     8,000        $    446,400         0.48%
Caremark Rx, Inc. (a)                                    16,100        $    640,458         0.69%
Medco Health Solutions, Inc. (a)                         11,600        $    575,012         0.62%
PacifiCare Health Systems, Inc. (a)                       4,200        $    239,064         0.26%
WellPoint, Inc. (a)                                       5,500        $    689,425         0.75%
                                                                       ------------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 $  2,590,359         2.80%
                                                                       ------------         ----

HOTELS, RESTAURANTS & LEISURE
McDonald's Corp.                                         29,900        $    931,086         1.01%
                                                                       ------------         ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                    $    931,086         1.01%
                                                                       ------------         ----

HOUSEHOLD DURABLES
Newell Rubbermaid, Inc.                                  17,600        $    386,144         0.42%
                                                                       ------------         ----
TOTAL HOUSEHOLD DURABLES                                               $    386,144         0.42%
                                                                       ------------         ----

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                    23,200        $  1,210,344         1.31%
                                                                       ------------         ----
TOTAL HOUSEHOLD PRODUCTS                                               $  1,210,344         1.31%
                                                                       ------------         ----

INDUSTRIAL CONGLOMERATES
General Electric Co.                                     74,400        $  2,682,864         2.90%
Tyco International Ltd.                                  73,700        $  2,491,060         2.69%
                                                                       ------------         ----
TOTAL INDUSTRIAL CONGLOMERATES                                         $  5,173,924         5.59%
                                                                       ------------         ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE     % NET ASSETS
                                                  ------------------   ------------     ------------
INSURANCE
Allstate Corp. (The)                                     10,700        $    578,442         0.63%
American International Group, Inc.                       27,458        $  1,521,448         1.64%
Chubb Corp. (The)                                         6,200        $    491,474         0.53%
Genworth Financial, Inc.                                 46,200        $  1,271,424         1.37%
Hartford Financial Services Group, Inc. (The)             6,800        $    466,208         0.50%
Prudential Financial, Inc.                               25,900        $  1,486,660         1.61%
                                                                       ------------         ----
TOTAL INSURANCE                                                        $  5,815,656         6.28%
                                                                       ------------         ----

IT SERVICES
Automatic Data Processing, Inc.                          34,800        $  1,564,260         1.69%
DST Systems, Inc. (a)                                    17,400        $    803,532         0.87%
Fiserv, Inc. (a)                                         15,300        $    608,940         0.66%
                                                                       ------------         ----
TOTAL IT SERVICES                                                      $  2,976,732         3.22%
                                                                       ------------         ----

MACHINERY
Eaton Corp.                                               8,400        $    549,360         0.59%
                                                                       ------------         ----
TOTAL MACHINERY                                                        $    549,360         0.59%
                                                                       ------------         ----

MEDIA
Clear Channel Communications, Inc.                       47,800        $  1,647,666         1.78%
Comcast Corp. Class A (a)                                27,700        $    935,706         1.01%
Liberty Media Corp.                                     102,680        $  1,064,791         1.15%
News Corp. Ltd. (The) Class A ADR (b)                    40,400        $    683,568         0.74%
Omnicom Group, Inc.                                      16,300        $  1,442,876         1.56%
Time Warner, Inc. (a)                                    75,700        $  1,328,535         1.44%
Viacom, Inc. Class B                                     32,300        $  1,125,009         1.22%
                                                                       ------------         ----
TOTAL MEDIA                                                            $  8,228,151         8.90%
                                                                       ------------         ----

MULTILINE RETAIL
Dollar General Corp.                                     22,400        $    490,784         0.53%
                                                                       ------------         ----
TOTAL MULTILINE RETAIL                                                 $    490,784         0.53%
                                                                       ------------         ----

OIL & GAS
Apache Corp.                                             11,600        $    710,268         0.77%
BP PLC ADR (b)                                           26,300        $  1,641,120         1.77%
ChevronTexaco Corp.                                      30,700        $  1,790,117         1.94%
ConocoPhillips                                           15,700        $  1,693,088         1.83%
ExxonMobil Corp.                                         72,682        $  4,331,847         4.68%
                                                                       ------------         ----
Total Fina Elf S.A. ADR (b)                              11,400        $  1,336,422         1.44%
                                                                       ------------         ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE     % NET ASSETS
                                                  ------------------   ------------     ------------
TOTAL OIL & GAS                                                        $ 11,502,862         12.43%
                                                                       ------------         -----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                            10,600        $    399,302          0.43%
International Paper Co.                                  22,400        $    824,096          0.89%
                                                                       ------------         -----
TOTAL PAPER & FOREST PRODUCTS                                          $  1,223,398          1.32%
                                                                       ------------         -----

PHARMACEUTICALS
IVAX Corp.                                               12,400        $    245,148          0.27%
Pfizer, Inc.                                             14,200        $    373,034          0.40%
Schering-Plough Corp.                                    23,800        $    431,970          0.47%
                                                                       ------------         -----
TOTAL PHARMACEUTICALS                                                  $  1,050,152          1.14%
                                                                       ------------         -----

ROAD & RAIL
Union Pacific Corp.                                       3,600        $    250,920          0.27%
                                                                       ------------         -----
TOTAL ROAD & RAIL                                                      $    250,920          0.27%
                                                                       ------------         -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Fairchild Semiconductor International, Inc. (a)          27,800        $    426,174          0.46%
Texas Instruments, Inc.                                  18,700        $    476,663          0.52%
                                                                       ------------         -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         $    902,837          0.98%
                                                                       ------------         -----

SOFTWARE
Microsoft Corp.                                          70,474        $  1,703,357          1.84%
Oracle Corp. (a)                                         67,400        $    841,152          0.91%
                                                                       ------------         -----
TOTAL SOFTWARE                                                          $2,544,509           2.75%
                                                                       ------------         -----

SPECIALTY RETAIL
Advanced Auto Parts, Inc. (a)                            14,000        $    706,300          0.76%
Gap, Inc. (The)                                          22,100        $    482,664          0.52%
                                                                       ------------         -----
TOTAL SPECIALTY RETAIL                                                 $  1,188,964          1.28%
                                                                       ------------         -----

TEXTILES, APPAREL & LUXURY GOODS
Jones Apparel Group, Inc.                                11,500        $    385,135          0.42%
                                                                       ------------         -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                 $    385,135          0.42%
                                                                       ------------         -----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                              17,300        $    561,558          0.61%
Federal Home Loan Mortgage Corp.                         20,100        $  1,270,320          1.37%
Federal National Mortgage Association                    11,200        $    609,840          0.66%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE     % NET ASSETS
                                                  ------------------   ------------     ------------
PMI Group, Inc. (The)                                    26,800        $  1,018,668         1.10%
Washington Mutual, Inc.                                  15,700        $    620,150         0.67%
                                                                       ------------       ------
TOTAL THRIFTS & MORTGAGE FINANCE                                       $  4,080,536         4.41%
                                                                       ------------       ------

TOBACCO
Altria Group, Inc.                                       21,100        $  1,379,729         1.49%
                                                                       ------------       ------
TOTAL TOBACCO                                                          $  1,379,729         1.49%
                                                                       ------------       ------

WIRELESS TELECOMMUNICATION SERVICES
Vodafone Group PLC ADR (b)                               17,900        $    475,424         0.51%
                                                                       ------------       ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              $    475,424         0.51%
                                                                       ------------       ------
TOTAL COMMON STOCK                                                     $ 91,397,072        98.79%
                                                                       ------------       ------

COMMERCIAL PAPER
Federal Home Loan Banks                               $ 923,000        $    923,000         1.00%
  2.55% due 4/1/05
                                                                       ------------       ------
TOTAL COMMERCIAL PAPER                                                 $    923,000         1.00%
                                                                       ------------       ------
TOTAL INVESTMENTS
  (Cost $83,801,271) (c)                                               $ 92,320,072 (d)    99.79%
                                                                       ------------       ------

Cash and Other Assets Less Liabilities                                 $    186,343         0.21%
                                                                       ------------       ------
NET ASSETS                                                             $ 92,506,415       100.00%
                                                                       ============       ======

(a)   Non-income producing security.

(b)   ADR - American Depositary Receipt.

(c)   The cost for federal income tax purposes is $83,935,137.

(d) At March 31, 2005 net unrealized appreciation was $8,384,935, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,922,704 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,537,769.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                                             SHARES / PRINCIPAL
                                                                                   AMOUNT            MARKET VALUE   % NET ASSETS
                                                                             ------------------      ------------   ------------
MAINSTAY VP BOND PORTFOLIO
CORPORATE ASSET-BACKED
CONSUMER FINANCE
American Express Master Trust Series 2002-2 Class A                             $ 5,000,000          $  5,001,153       1.05%
  2.86%, due 5/15/06 (d)
MBNA Credit Card Master Note Trust Series 2003-A2 Class A2                      $ 5,000,000          $  5,001,800       1.05%
  2.86%, due 8/15/08 (d)
                                                                                                     ------------       ----
TOTAL CONSUMER FINANCE                                                                               $ 10,002,953       2.10%
                                                                                                     ------------       ----

DIVERSIFIED FINANCIAL SERVICES
Bank One Issuance Trust Series 2003-A2 Class A2                                 $ 5,000,000          $  5,001,647       1.05%
  2.86%, due 10/15/08 (d)
                                                                                                     ------------       ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                 $  5,001,647       1.05%
                                                                                                     ------------       ----
TOTAL CORPORATE ASSET-BACKED                                                                         $ 15,004,600       3.15%
                                                                                                     ------------       ----

CORPORATE BONDS
AEROSPACE & DEFENSE
Raytheon Co.                                                                    $ 1,175,000          $  1,268,823       0.27%
  6.40%, due 12/15/18
Raytheon Co.                                                                    $   809,000          $    815,647       0.17%
  6.50%, due 7/15/05
                                                                                                     ------------       ----
TOTAL AEROSPACE & DEFENSE                                                                            $  2,084,470       0.44%
                                                                                                     ------------       ----

AUTO COMPONENTS
Dana Corp.                                                                      $ 2,500,000          $  2,202,232       0.46%
  5.85%, due 1/15/15 (a)
                                                                                                     ------------       ----
TOTAL AUTO COMPONENTS                                                                                $  2,202,232       0.46%
                                                                                                     ------------       ----

AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.                                    $ 1,000,000          $  1,111,770       0.23%
  8.00%, due 6/15/10
Ford Motor Co.                                                                  $ 1,500,000          $  1,356,877       0.29%
  7.45%, due 7/16/31

                                                                             SHARES / PRINCIPAL
                                                                                   AMOUNT            MARKET VALUE   % NET ASSETS
                                                                             ------------------      ------------   ------------
General Motors Corp.                                                            $ 1,000,000          $    855,732       0.18%
  8.375%, due 7/15/33
General Motors Corp.                                                            $ 2,000,000          $  1,723,278       0.36%
  7.125%, due 7/15/13
                                                                                                     ------------       ----
TOTAL AUTOMOBILES                                                                                    $  5,047,657       1.06%
                                                                                                     ------------       ----

BEVERAGES
Coca-Cola Enterprises, Inc.                                                     $ 1,000,000          $  1,317,141       0.28%
  8.50%, due 2/1/22
                                                                                                     ------------       ----
TOTAL BEVERAGES                                                                                      $  1,317,141       0.28%
                                                                                                     ------------       ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                                 $ 4,000,000          $  4,118,000       0.87%
  5.70%, due 9/1/12
JPMorgan Chase & Co.                                                            $ 2,000,000          $  2,186,604       0.46%
  6.625%, due 3/15/12
Morgan Stanley                                                                  $ 2,000,000          $  2,179,844       0.46%
  6.75%, due 4/15/11
                                                                                                     ------------       ----
TOTAL CAPITAL MARKETS                                                                                $  8,484,448       1.79%
                                                                                                     ------------       ----

COMMERCIAL BANKS
Bank of America Corp.                                                           $ 2,000,000          $  2,263,946       0.48%
  7.80%, due 2/15/10
Bank One Corp.                                                                  $ 2,000,000          $  2,002,322       0.42%
  4.125%, due 9/1/07
National City Corp.                                                             $ 1,000,000          $    962,391       0.20%
  3.20%, due 4/1/08
Wachovia Bank National Association                                              $   750,000          $    729,697       0.15%
  4.875%, due 2/1/15
Wells Fargo & Co.                                                               $ 1,000,000          $  1,084,531       0.23%
  6.375%, due 8/1/11
                                                                                                     ------------       ----
TOTAL COMMERCIAL BANKS                                                                               $  7,042,887       1.48%
                                                                                                     ------------       ----

COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                                                  $ 3,000,000          $  3,007,827       0.63%
  4.608%, due 11/16/07
                                                                                                     ------------       ----
TOTAL COMMUNICATIONS EQUIPMENT                                                                       $  3,007,827       0.63%
                                                                                                     ------------       ----

CONSUMER FINANCE
American General Finance Corp. Series G                                         $ 1,000,000          $  1,026,717       0.22%
  5.375%, due 9/1/09
Capital One Bank Series BKNT                                                    $ 2,000,000          $  2,018,468       0.42%
  8.25%, due 6/15/05

                                                                             SHARES / PRINCIPAL
                                                                                   AMOUNT            MARKET VALUE   % NET ASSETS
                                                                             ------------------      ------------   ------------
Capital One Bank Series BKNT                                                    $ 1,000,000          $    982,943       0.21%
  4.25%, due 12/1/08
Ford Motor Credit Co.                                                           $ 1,000,000          $  1,002,662       0.21%
  6.25%, due 2/16/06
Ford Motor Credit Co.                                                           $ 2,000,000          $  2,027,196       0.43%
  6.875%, due 2/1/06
General Motors Acceptance Corp.                                                 $ 2,500,000          $  2,488,470       0.52%
  6.125%, due 9/15/06
HSBC Finance Corp.                                                              $ 2,500,000          $  2,433,902       0.51%
  4.75%, due 7/15/13
                                                                                                     ------------       ----
TOTAL CONSUMER FINANCE                                                                               $ 11,980,358       2.52%
                                                                                                     ------------       ----

DIVERSIFIED FINANCIAL SERVICES
Associates Corp. of North America                                               $ 3,000,000          $  3,428,259       0.72%
  6.95%, due 11/1/18
Boeing Capital Corp.                                                            $ 3,000,000          $  3,080,691       0.65%
  5.75%, due 2/15/07
CIT Group, Inc.                                                                 $ 2,000,000          $  2,313,332       0.49%
  7.75%, due 4/2/12
Mellon Funding Corp.                                                            $ 1,125,000          $  1,218,679       0.26%
  6.40%, due 5/14/11
National Rural Utilities Cooperative Finance Corp.                              $ 2,000,000          $  1,969,286       0.41%
  3.875%, due 2/15/08
NiSource Finance Corp.                                                          $ 3,000,000          $  3,068,916       0.65%
  7.625%, due 11/15/05
Verizon Global Funding Corp.                                                    $   750,000          $    906,448       0.19%
  7.75%, due 12/1/30
                                                                                                     ------------       ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                 $ 15,985,611       3.37%
                                                                                                     ------------       ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                                    $ 4,000,000          $  4,024,320       0.85%
  4.656%, due 5/17/07
AT&T Corp.                                                                      $ 2,000,000          $  2,272,500       0.48%
  9.05%, due 11/15/11
BellSouth Corp.                                                                 $ 1,000,000          $    989,249       0.21%
  5.20%, due 9/15/14
Deutsche Telekom International Finance BV                                       $ 1,000,000          $  1,442,336       0.30%
  9.25%, due 6/1/32
SBC Communications, Inc.                                                        $ 1,000,000          $  1,040,899       0.22%
  6.45%, due 6/15/34
Sprint Capital Corp.                                                            $ 1,750,000          $  2,270,382       0.48%
  8.75%, due 3/15/32
Sprint Capital Corp.                                                            $ 1,000,000          $  1,023,700       0.22%
  7.125%, due 1/30/06

                                                                             SHARES / PRINCIPAL
                                                                                   AMOUNT            MARKET VALUE   % NET ASSETS
                                                                             ------------------      ------------   ------------
Sprint Capital Corp.                                                            $ 2,750,000          $  3,213,920       0.68%
  8.375%, due 3/15/12
Telecom Italia Capital                                                          $ 2,375,000          $  2,299,788       0.48%
  6.00%, due 9/30/34 (a)
                                                                                                     ------------       ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                         $ 18,577,094       3.92%
                                                                                                     ------------       ----

ELECTRIC UTILITIES
Arizona Public Service Co.                                                      $ 3,000,000          $  3,041,088       0.64%
  7.625%, due 8/1/05
Cleveland Electric Illuminating Co. (The)                                       $ 1,000,000          $  1,017,354       0.21%
  5.65%, due 12/15/13
DTE Energy Co.                                                                  $ 1,000,000          $  1,026,840       0.22%
  6.45%, due 6/1/06
FPL Group Capital, Inc.                                                         $ 2,000,000          $  1,987,488       0.42%
  3.25%, due 4/11/06
Illinois Power Co.                                                              $ 1,500,000          $  1,659,501       0.35%
  7.50%, due 6/15/09
Kansas Gas & Electric Co.                                                       $ 2,000,000          $  2,037,246       0.43%
  6.20%, due 1/15/06
Pepco Holdings, Inc.                                                            $ 1,000,000          $    998,932       0.21%
  3.75%, due 2/15/06
Progress Energy, Inc.                                                           $ 2,000,000          $  2,168,772       0.46%
  6.50%, due 7/15/12
Progress Energy, Inc.                                                           $ 1,000,000          $  1,052,750       0.22%
  6.125%, due 9/15/33
Public Service Co. of New Mexico                                                $   500,000          $    494,959       0.10%
  4.40%, due 9/15/08
                                                                                                     ------------       ----
TOTAL ELECTRIC UTILITIES                                                                             $ 15,484,930       3.26%
                                                                                                     ------------       ----

ENERGY EQUIPMENT & SERVICES
Enbridge Energy Partners, L.P.                                                  $ 1,000,000          $  1,046,103       0.22%
  6.30%, due 12/15/34
                                                                                                     ------------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                                    $  1,046,103       0.22%
                                                                                                     ------------       ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                                               $ 2,000,000          $  2,214,612       0.47%
  7.45%, due 8/1/29
Delhaize America, Inc.                                                          $ 2,500,000          $  2,572,470       0.54%
  7.375%, due 4/15/06
Delhaize America, Inc.                                                          $ 1,000,000          $  1,111,521       0.23%
  8.125%, due 4/15/11
Delhaize America, Inc.                                                          $ 1,000,000          $  1,214,937       0.26%
  9.00%, due 4/15/31

                                                                             SHARES / PRINCIPAL
                                                                                   AMOUNT            MARKET VALUE   % NET ASSETS
                                                                             ------------------      ------------   ------------
Kroger Co. (The) Series B                                                       $ 1,000,000          $  1,164,129       0.24%
  7.70%, due 6/1/29
Safeway, Inc.                                                                   $ 3,000,000          $  3,005,175       0.63%
  5.625%, due 8/15/14
Safeway, Inc.                                                                   $ 2,125,000          $  2,251,992       0.47%
  6.50%, due 3/1/11
                                                                                                     ------------       ----
TOTAL FOOD & STAPLES RETAILING                                                                       $ 13,534,836       2.84%
                                                                                                     ------------       ----

FOOD PRODUCTS
Kellogg Co. Series B                                                            $ 2,000,000          $  2,180,010       0.46%
  6.60%, due 4/1/11
                                                                                                     ------------       ----
TOTAL FOOD PRODUCTS                                                                                  $  2,180,010       0.46%
                                                                                                     ------------       ----

GAS UTILITIES
Kinder Morgan Energy Partners, L.P.                                             $ 1,750,000          $  1,702,677       0.36%
  5.125%, due 11/15/14
                                                                                                     ------------       ----
TOTAL GAS UTILITIES                                                                                  $  1,702,677       0.36%
                                                                                                     ------------       ----

MEDIA
AT&T Broadband Corp.                                                            $ 2,100,000          $  2,495,289       0.52%
  8.375%, due 3/15/13
Clear Channel Communications, Inc.                                              $ 3,000,000          $  2,864,637       0.60%
  5.50%, due 9/15/14
Cox Communications, Inc.                                                        $ 2,260,000          $  2,273,000       0.48%
  6.875%, due 6/15/05
Time Warner, Inc.                                                               $ 3,000,000          $  3,524,298       0.74%
  7.625%, due 4/15/31
Walt Disney Co. (The)                                                           $ 1,130,000          $  1,294,836       0.27%
  7.00%, due 3/1/32
Walt Disney Co. (The) Series B                                                  $ 2,000,000          $  2,053,134       0.43%
  6.75%, due 3/30/06
                                                                                                     ------------       ----
TOTAL MEDIA                                                                                          $ 14,505,194       3.04%
                                                                                                     ------------       ----

MULTI-UTILITIES & UNREGULATED POWER
Michigan Consolidated Gas Co. Series B                                          $ 5,000,000          $  5,171,115       1.09%
  7.15%, due 5/30/06
Pacific Electric & Gas Co.                                                      $ 1,500,000          $  1,540,223       0.32%
  6.05%, due 3/1/34
                                                                                                     ------------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                            $  6,711,338       1.41%
                                                                                                     ------------       ----

OIL & GAS
Duke Energy Field Services Corp.                                                $ 2,000,000          $  2,028,716       0.43%
  7.50%, due 8/16/05

                                                                             SHARES / PRINCIPAL
                                                                                   AMOUNT            MARKET VALUE   % NET ASSETS
                                                                             ------------------      ------------   ------------
Enterprise Products Operating LP                                                $   875,000          $    788,887       0.17%
  5.75%, due 3/1/35 (a)
                                                                                                     ------------       ----
TOTAL OIL & GAS                                                                                      $  2,817,603       0.60%
                                                                                                     ------------       ----

PAPER & FOREST PRODUCTS
Weyerhaeuser Co.                                                                $   500,000          $    584,553       0.12%
  7.375%, due 3/15/32
                                                                                                     ------------       ----
TOTAL PAPER & FOREST PRODUCTS                                                                        $    584,553       0.12%
                                                                                                     ------------       ----

PHARMACEUTICALS
Lilly (Eli) & Co.                                                               $ 1,500,000          $  1,386,752       0.29%
  4.50%, due 3/15/18
Pfizer, Inc.                                                                    $ 1,800,000          $  1,704,445       0.36%
  4.65%, due 3/1/18
                                                                                                     ------------       ----
TOTAL PHARMACEUTICALS                                                                                $  3,091,197       0.65%
                                                                                                     ------------       ----

REAL ESTATE
Archstone-Smith Trust                                                           $ 3,305,000          $  3,342,717       0.70%
  8.20%, due 7/3/05
Avalonbay Communities, Inc.                                                     $ 1,000,000          $  1,084,208       0.23%
  6.625%, due 9/15/11
Kimco Realty Corp. Series A                                                     $ 1,000,000          $  1,008,340       0.21%
  6.73%, due 6/30/05
Regency Centers LP                                                              $ 2,250,000          $  2,528,176       0.53%
  7.95%, due 1/15/11
Rouse Co. (The)                                                                 $ 1,000,000          $    935,588       0.20%
  3.625%, due 3/15/09
Summit Properties Partnership, LP                                               $ 5,000,000          $  5,073,100       1.07%
  7.04%, due 5/9/06
Westfield Capital Corp.                                                         $ 1,625,000          $  1,600,583       0.34%
  5.125%, due 11/15/14 (a)
                                                                                                     ------------       ----
TOTAL REAL ESTATE                                                                                    $ 15,572,712       3.28%
                                                                                                     ------------       ----

ROAD & RAIL
CSX Corp.                                                                       $ 1,000,000          $  1,019,301       0.21%
  5.50%, due 8/1/13
CSX Corp.                                                                       $ 2,000,000          $  2,003,468       0.42%
  3.05%, due 8/3/06 (d)
Norfolk Southern Corp.                                                          $ 2,000,000          $  2,500,128       0.53%
  7.80%, due 5/15/27
Norfolk Southern Corp.                                                          $ 2,000,000          $  2,009,898       0.42%
  8.375%, due 5/15/05
                                                                                                     ------------       ----
TOTAL ROAD & RAIL                                                                                    $  7,532,795       1.58%
                                                                                                     ------------       ----

                                                                             SHARES / PRINCIPAL
                                                                                   AMOUNT            MARKET VALUE   % NET ASSETS
                                                                             ------------------      ------------   ------------
SPECIALTY RETAIL
Erac USA Finance Co.                                                            $ 2,000,000          $  2,007,230       0.42%
  8.25%, due 5/1/05 (a)
                                                                                                     ------------      -----
TOTAL SPECIALTY RETAIL                                                                               $  2,007,230       0.42%
                                                                                                     ------------      -----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                                     $ 1,500,000          $  1,420,158       0.30%
  4.00%, due 3/22/11
General Electric Capital Corp. Series A                                         $ 5,000,000          $  5,327,210       1.12%
  6.00%, due 6/15/12
                                                                                                     ------------      -----
TOTAL THRIFTS & MORTGAGE FINANCE                                                                     $  6,747,368       1.42%
                                                                                                     ------------      -----
TOTAL CORPORATE BONDS                                                                                $169,248,271      35.61%
                                                                                                     ------------      -----

CORPORATE CMOS
DIVERSIFIED FINANCIAL SERVICES
Morgan Stanley Capital I Series 2004-HQ3 Class A4                               $10,000,000          $  9,818,840       2.06%
  4.80%, due 1/13/41
                                                                                                     ------------      -----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                 $  9,818,840       2.06%
                                                                                                     ------------      -----
TOTAL CORPORATE CMOS                                                                                 $  9,818,840       2.06%
                                                                                                     ------------      -----

FHLB
Federal Home Loan Bank                                                          $ 5,000,000          $  4,955,660       1.04%
  3.75%, due 8/15/07
Federal Home Loan Bank                                                          $ 5,000,000          $  4,871,260       1.02%
  2.625%, due 2/16/07
Federal Home Loan Bank Series BZ08                                              $10,000,000          $  9,773,160       2.06%
  3.625%, due 11/14/08
                                                                                                     ------------      -----
TOTAL FHLB                                                                                           $ 19,600,080       4.12%
                                                                                                     ------------      -----

FHLMC
Federal Home Loan Mortgage Corp.                                                $   566,387          $    554,532       0.12%
  5.00%, due 5/1/34
Federal Home Loan Mortgage Corp.                                                $   438,527          $    458,763       0.10%
  6.50%, due 7/1/17
Federal Home Loan Mortgage Corp.                                                $16,871,857          $ 17,273,386       3.63%
  6.00%, due 8/1/34

                                                                             SHARES / PRINCIPAL
                                                                                   AMOUNT            MARKET VALUE   % NET ASSETS
                                                                             ------------------      ------------   ------------
Federal Home Loan Mortgage Corp.                                                $   722,591          $    740,513       0.16%
  6.00%, due 1/1/33
Federal Home Loan Mortgage Corp.                                                $17,000,000          $ 17,000,000       3.57%
  5.50%, due 5/15/34 (b)
Federal Home Loan Mortgage Corp.                                                $   201,848          $    202,743       0.04%
  5.50%, due 12/1/33
Federal Home Loan Mortgage Corp.                                                $26,000,000          $ 25,374,388       5.34%
  5.00%, due 5/15/34 (b)
Federal Home Loan Mortgage Corp.                                                $   123,837          $    121,245       0.03%
  5.00%, due 6/1/34
Federal Home Loan Mortgage Corp.                                                $ 2,347,997          $  2,473,697       0.52%
  7.00%, due 1/1/33
Federal Home Loan Mortgage Corp.                                                $   681,760          $    668,793       0.14%
  4.50%, due 12/1/18
Federal Home Loan Mortgage Corp.                                                $ 5,000,000          $  5,052,445       1.06%
  5.00%, due 7/15/14
Federal Home Loan Mortgage Corp.                                                $   140,863          $    138,184       0.03%
  4.50%, due 9/1/18
Federal Home Loan Mortgage Corp.                                                $   934,979          $    917,197       0.19%
  4.50%, due 11/1/18
Federal Home Loan Mortgage Corp.                                                $ 4,714,750          $  4,620,240       0.97%
  4.50%, due 5/1/19
Federal Home Loan Mortgage Corp.                                                $   418,271          $    410,316       0.09%
  4.50%, due 6/1/18
Federal Home Loan Mortgage Corp.                                                $ 4,669,084          $  4,575,490       0.96%
  4.50%, due 6/1/19
Federal Home Loan Mortgage Corp.                                                $ 1,876,721          $  1,839,102       0.39%
  4.50%, due 7/1/19
Federal Home Loan Mortgage Corp.                                                $   208,066          $    204,109       0.04%
  4.50%, due 8/1/18
Federal Home Loan Mortgage Corp.                                                $ 1,811,139          $  1,776,692       0.37%
  4.50%, due 1/1/19
                                                                                                     ------------      -----
TOTAL FHLMC                                                                                          $ 84,401,835      17.75%
                                                                                                     ------------      -----

FNMA
Federal National Mortgage Association                                           $   107,464          $    113,380       0.02%
  7.00%, due 4/1/31
Federal National Mortgage Association                                           $   290,319          $    302,610       0.06%
  6.50%, due 1/1/28

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Federal National Mortgage Association                $   322,993       $   346,648        0.07%
  7.50%, due 7/1/28
Federal National Mortgage Association                $ 2,000,000       $ 2,044,834        0.43%
  6.00%, due 2/1/34
Federal National Mortgage Association                $ 5,811,988       $ 5,943,361        1.25%
  6.00%, due 8/1/34
Federal National Mortgage Association                $   280,951       $   287,543        0.06%
  6.00%, due 9/1/32
Federal National Mortgage Association                $   296,771       $   309,684        0.07%
  6.50%, due 10/1/27
Federal National Mortgage Association                $   584,911       $   604,233        0.13%
  6.50%, due 11/1/09
Federal National Mortgage Association                $   537,539       $   559,676        0.12%
  6.50%, due 6/1/29
Federal National Mortgage Association                $   578,656       $   601,849        0.13%
  6.50%, due 7/1/31
Federal National Mortgage Association                $   563,137       $   596,266        0.13%
  7.00%, due 2/1/27
Federal National Mortgage Association                $   742,490       $   767,390        0.16%
  6.00%, due 2/1/14
Federal National Mortgage Association                $   563,129       $   594,926        0.13%
  7.00%, due 1/1/28
Federal National Mortgage Association                $   181,422       $   177,884        0.04%
  5.00%, due 5/1/33
Federal National Mortgage Association                $ 3,000,000       $ 2,871,564        0.60%
  4.00%, due 4/15/19 (b)
Federal National Mortgage Association                $14,761,991       $14,810,870        3.11%
  5.50%, due 9/1/33
Federal National Mortgage Association                $ 6,666,055       $ 6,672,047        1.40%
  5.00%, due 1/1/18
Federal National Mortgage Association                $ 2,000,000       $ 1,993,750        0.42%
  5.00%, due 5/15/19 (b)
Federal National Mortgage Association                $ 4,620,230       $ 4,622,748        0.97%
  5.00%, due 6/1/18
Federal National Mortgage Association                $ 3,153,686       $ 3,153,585        0.66%
  5.00%, due 6/1/19
Federal National Mortgage Association                $ 2,000,000       $ 2,026,946        0.43%
  5.25%, due 8/1/12
Federal National Mortgage Association                $ 1,623,691       $ 1,656,601        0.35%
  5.50%, due 5/1/16
Federal National Mortgage Association                $ 6,337,311       $ 6,350,826        1.34%
  5.50%, due 5/1/33

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Federal National Mortgage Association                $15,000,000        $14,981,250       3.15%
  5.50%, due 5/15/34 (b)
Federal National Mortgage Association                $ 5,921,958        $ 5,800,816       1.22%
  4.50%, due 5/1/18
                                                                        -----------      -----
TOTAL FNMA                                                              $78,191,287      16.44%
                                                                        -----------      -----

FOREIGN GOVERNMENT TREASURY
FOREIGN GOVERNMENTS
Province of Ontario                                  $ 4,000,000        $ 4,150,544       0.87%
  5.50%, due 10/1/08
Province of Quebec                                   $ 2,000,000        $ 2,036,402       0.43%
  5.00%, due 7/17/09
United Mexican States Series A                       $ 1,000,000        $   976,000       0.21%
  6.75%, due 9/27/34
                                                                        -----------      -----
TOTAL FOREIGN GOVERNMENTS                                               $ 7,162,946       1.51%
                                                                        -----------      -----
TOTAL FOREIGN GOVERNMENT TREASURY                                       $ 7,162,946       1.51%
                                                                        -----------      -----

GNMA
Goverment National Mortgage Association              $   466,837        $   488,187       0.10%
  6.50%, due 4/15/32
Government National Mortgage Association             $   263,393        $   278,493       0.06%
  7.00%, due 7/15/31
Government National Mortgage Association             $   200,655        $   221,322       0.05%
  9.00%, due 4/15/26
Government National Mortgage Association             $ 2,315,079        $ 2,338,835       0.49%
  5.50%, due 4/15/33
Government National Mortgage Association             $ 1,402,811        $ 1,417,206       0.30%
  5.50%, due 3/15/33
Government National Mortgage Association             $ 3,000,000        $ 3,131,250       0.66%
  6.50%, due 4/20/35 (b)
Government National Mortgage Association
Series 2003-96 Class C                               $ 3,000,000        $ 2,944,736       0.62%
  4.396%, due 1/16/24
                                                                        -----------      -----
TOTAL GNMA                                                              $10,820,029       2.28%
                                                                        -----------      -----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
U.S. TREASURY BONDS
United States Treasury Bond                          $ 5,275,000        $ 5,749,133       1.21%
  5.375%, due 2/15/31
United States Treasury Bond                          $ 1,000,000        $ 1,164,336       0.24%
  6.25%, due 8/15/23
                                                                        -----------      -----
TOTAL U.S. TREASURY BONDS                                               $ 6,913,469       1.45%
                                                                        -----------      -----

U.S. TREASURY NOTES
United States Treasury Note                          $11,250,000        $10,980,619       2.31%
  3.625%, due 1/15/10
United States Treasury Note                          $ 4,250,000        $ 4,560,781       0.96%
  5.75%, due 8/15/10
United States Treasury Note                          $ 4,335,000        $ 4,164,986       0.88%
  4.00%, due 2/15/15
United States Treasury Note                          $ 5,000,000        $ 4,963,475       1.04%
  3.375%, due 2/28/07
United States Treasury Note                          $12,250,000        $12,066,250       2.54%
  3.375%, due 2/15/08
United States Treasury Note                          $ 3,000,000        $ 2,923,944       0.61%
  3.00%, due 2/15/08
United States Treasury Note                          $11,000,000        $10,860,354       2.28%
  3.00%, due 12/31/06
United States Treasury Note                          $ 3,100,000        $ 3,015,476       0.63%
  2.25%, due 2/15/07
United States Treasury Note                          $13,250,000        $13,146,491       2.76%
  4.00%, due 3/15/10
                                                                        -----------      -----
TOTAL U.S. TREASURY NOTES                                               $66,682,376      14.01%
                                                                        -----------      -----

YANKEE BONDS
INSURANCE
ACE Ltd.                                             $ 1,750,000        $ 1,792,030       0.38%
  6.00%, due 4/1/07
                                                                        -----------      -----
TOTAL INSURANCE                                                         $ 1,792,030       0.38%
                                                                        -----------      -----
TOTAL YANKEE BONDS                                                      $ 1,792,030       0.38%
                                                                        -----------      -----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE     % NET ASSETS
COMMERCIAL PAPER (C)
Alcoa, Inc.                                          $10,125,000       $ 10,125,000         2.13%
  2.86% due 4/1/05
Becton, Dickinson & Co.                              $ 5,000,000       $  4,981,969         1.05%
  2.82% due 5/17/05
Citigroup Global Markets Holdings, Inc.              $10,000,000       $  9,996,180         2.10%
  2.75% due 4/6/05
Illinois Tool Works, Inc.                            $ 6,305,000       $  6,285,844         1.32%
  2.80% due 5/10/05
Inter-American Development Bank                      $10,000,000       $  9,990,239         2.10%
  2.70% due 4/14/05
Minnesota Mining and Manufacturing Co.               $ 5,000,000       $  4,981,771         1.05%
  2.73% due 5/19/05
Morgan Stanley Dean Witter & Co.                     $10,160,000       $ 10,150,578         2.13%
  2.78% due 4/13/05
Tennessee Valley Authority                           $10,000,000       $  9,985,220         2.10%
  2.66% due 4/21/05
                                                                       ------------       ------
TOTAL COMMERCIAL PAPER                                                 $ 66,496,801        13.98%
                                                                       ------------       ------
TOTAL INVESTMENTS
   (Cost $537,878,752) (e)                                             $536,132,563(f)    112.74%
                                                                       ------------       ------

Liabilities in Excess of Cash and Other Assets                         $(60,572,815)      -12.74%
                                                                       ------------       ------
NET ASSETS                                                             $475,559,748       100.00%
                                                                       ============       ======

(a) May be sold to institutional investors only.

(b) TBA: Securities purchases on a forward commitment basis with an approximate principle amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.

(c) Segregated as collateral for TBA's.

(d) Floating rate. Rate shown is the rate in effect at March 31, 2005.

(e) The cost for federal income tax purposes is $537,923,754.

(f) At March 31, 2005 net unrealized depreciation was $1,791,191, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of markte value over cost of $3,457,593 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,248,784.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
     MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
     COMMON STOCK
     AEROSPACE & DEFENSE
     L-3 Communications Holdings, Inc. (b)              223,100         $15,844,562       1.76%
-    United Technolog                                   184,000         $18,705,440       2.08%
                                                                        -----------       ----
     TOTAL AEROSPACE & DEFENSE                                          $34,550,002       3.84%
                                                                        -----------       ----

     AIR FREIGHT & LOGISTICS
-    FedEx Corp.                                        208,500         $19,588,575       2.18%
                                                                        -----------       ----
     TOTAL AIR FREIGHT & LOGISTICS                                      $19,588,575       2.18%
                                                                        -----------       ----

     AUTOMOBILES
     Harley-Davidson, Inc. (b)                          276,300         $15,959,088       1.78%
                                                                        -----------       ----
     TOTAL AUTOMOBILES                                                  $15,959,088       1.78%
                                                                        -----------       ----

     BEVERAGES
     PepsiCo, Inc.                                      183,400         $ 9,725,702       1.08%
                                                                        -----------       ----
     TOTAL BEVERAGES                                                    $ 9,725,702       1.08%
                                                                        -----------       ----

     BIOTECHNOLOGY
     Amgen, Inc. (a)                                    274,600         $15,984,466       1.78%
     Genentech, Inc. (a)                                223,700         $12,663,657       1.41%
     Gilead Sciences, Inc. (a)                          280,800         $10,052,640       1.12%
                                                                        -----------       ----
     TOTAL BIOTECHNOLOGY                                                $38,700,763       4.31%
                                                                        -----------       ----

     CAPITAL MARKETS
     Morgan Stanley & Co.                               297,000         $17,003,250       1.89%
                                                                        -----------       ----
     TOTAL CAPITAL MARKETS                                              $17,003,250       1.89%
                                                                        -----------       ----

     CHEMICALS
-    Praxair, Inc.                                      420,700         $20,134,702       2.24%
                                                                        -----------       ----
     TOTAL CHEMICALS                                                    $20,134,702       2.24%
                                                                        -----------       ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                          675,900         $ 13,882,986       1.55%
                                                                       ------------       ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   $ 13,882,986       1.55%
                                                                       ------------       ----

COMMUNICATIONS EQUIPMENT
QUALCOMM, Inc.                                         327,100         $ 11,988,215       1.33%
                                                                       ------------       ----
TOTAL COMMUNICATIONS EQUIPMENT                                         $ 11,988,215       1.33%
                                                                       ------------       ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc.                                   117,600         $  4,900,392       0.55%
Dell, Inc. (a)                                         474,600         $ 18,234,132       2.03%
Hewlett-Packard Co.                                    362,800           $7,959,832       0.89%
International Business Machines Corp.                  114,800         $ 10,490,424       1.17%
                                                                       ------------       ----
TOTAL COMPUTERS & PERIPHERALS                                          $ 41,584,780       4.64%
                                                                       ------------       ----

CONSUMER FINANCE
American Express Co.                                   347,700         $ 17,861,349       1.99%
Capital One Financial Corp.                            220,000         $ 16,449,400       1.83%
                                                                       ------------       ----
TOTAL CONSUMER FINANCE                                                 $ 34,310,749       3.82%
                                                                       ------------       ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                        212,962         $  9,570,512       1.07%
PHH Corp.                                               33,795         $    739,096       0.08%
                                                                       ------------       ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                   $ 10,309,608       1.15%
                                                                       ------------       ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                     306,000         $ 13,613,940       1.52%
BJ Services Co.                                        278,900         $ 14,469,332       1.61%
ENSCO International, Inc.                              232,700         $  8,763,482       0.98%
Transocean, Inc.                                       237,900         $ 12,242,334       1.36%
Weatherford International Ltd. (a)                     274,500         $ 15,904,530       1.77%
                                                                       ------------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                                      $ 64,993,618       7.24%
                                                                       ------------       ----

FOOD & STAPLES RETAILING
Walgreen Co.                                           327,300         $ 14,538,666       1.62%
                                                                       ------------       ----
TOTAL FOOD & STAPLES RETAILING                                         $ 14,538,666       1.62%
                                                                       ------------       ----

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                            431,000         $ 12,623,990       1.40%
Fisher Scientific International, Inc. (a)(b)           264,200         $ 15,038,264       1.67%
                                                                       ------------       ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 $ 27,662,254       3.07%
                                                                       ------------       ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
     HEALTH CARE PROVIDERS & SERVICES
-    Caremark Rx, Inc. (a)                             498,700         $ 19,838,286      2.21%
     Quest Diagnostics, Inc.                           157,200         $ 16,526,436      1.84%
-    UnitedHealth Group, Inc.                          295,300         $ 28,165,714      3.13%
-    WellPoint, Inc. (a)                               172,700         $ 21,647,945      2.41%
                                                                       ------------      ----
     TOTAL HEALTH CARE PROVIDERS & SERVICES                            $ 86,178,381      9.59%
                                                                       ------------      ----

     HOUSEHOLD DURABLES
     Centex Corp.                                      250,000         $ 14,317,500      1.59%
     D.R. Horton, Inc.                                 598,266         $ 17,493,297      1.95%
     Harman International Industries, Inc.             128,600         $ 11,375,956      1.27%
     Lennar Corp. (b)                                  323,400         $ 18,330,312      2.04%
                                                                       ------------      ----
     TOTAL HOUSEHOLD DURABLES                                          $ 61,517,065      6.85%
                                                                       ------------      ----

     INDUSTRIAL CONGLOMERATES
     3M Co.                                            195,900         $ 16,786,671      1.87%
-    General Electric Co.                              517,700         $ 18,668,262      2.08%
                                                                       ------------      ----
     TOTAL INDUSTRIAL CONGLOMERATES                                    $ 35,454,933      3.95%
                                                                       ------------      ----

     INTERNET & CATALOG RETAIL
     eBay, Inc. (a)                                    170,400         $  6,349,104      0.71%
                                                                       ------------      ----
     TOTAL INTERNET & CATALOG RETAIL                                   $  6,349,104      0.71%
                                                                       ------------      ----

     IT SERVICES
     Accenture Ltd. Class A (a)                        353,400         $  8,534,610      0.95%
                                                                       ------------      ----
     TOTAL IT SERVICES                                                 $  8,534,610      0.95%
                                                                       ------------      ----

     LEISURE EQUIPMENT & PRODUCTS
     Brunswick Corp.                                   211,300         $  9,899,405      1.10%
                                                                       ------------      ----
     TOTAL LEISURE EQUIPMENT & PRODUCTS                                $  9,899,405      1.10%
                                                                       ------------      ----

     MACHINERY
-    Danaher Corp.                                     346,100         $ 18,485,201      2.06%
     Dover Corp.                                        60,500           $2,286,295      0.25%
     Illinois Tool Works, Inc.                         197,800         $ 17,709,034      1.97%
                                                                       ------------      ----
     TOTAL MACHINERY                                                   $ 38,480,530      4.28%
                                                                       ------------      ----

     MEDIA
     Omnicom Group, Inc. (b)                           180,600         $ 15,986,712      1.78%
                                                                       ------------      ----
     TOTAL MEDIA                                                       $ 15,986,712      1.78%
                                                                       ------------      ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
     METALS & MINING
     Peabody Energy Corp.                              182,800         $  8,474,608       0.94%
                                                                       ------------       ----
     TOTAL METALS & MINING                                             $  8,474,608       0.94%
                                                                       ------------       ----

     MULTILINE RETAIL
     Kohl's Corp. (a)                                  332,100         $ 17,146,323       1.91%
     Target Corp.                                      288,300         $ 14,420,766       1.60%
                                                                       ------------       ----
     TOTAL MULTILINE RETAIL                                            $ 31,567,089       3.51%
                                                                       ------------       ----

     PHARMACEUTICALS
-    Johnson & Johnson                                 305,200         $ 20,497,232       2.28%
     Teva Pharmaceutical Industries Ltd. (b)(c)        438,100         $ 13,581,100       1.51%
                                                                       ------------       ----
     TOTAL PHARMACEUTICALS                                             $ 34,078,332       3.79%
                                                                       ------------       ----

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     Analog Devices, Inc.                              204,100         $  7,376,174       0.82%
     Applied Materials, Inc. (a)                       370,500         $  6,020,625       0.67%
     Intel Corp.                                       426,600         $  9,909,918       1.10%
     KLA-Tencor Corp. (a)(b)                           175,600         $  8,079,356       0.90%
     Maxim Integrated Products, Inc.                   158,600         $  6,481,982       0.72%
     Texas Instruments, Inc.                           242,500         $  6,181,325       0.69%
                                                                       ------------       ----
     TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    $ 44,049,380       4.90%
                                                                       ------------       ----

     SOFTWARE
     Microsoft Corp.                                   444,300         $ 10,738,731       1.20%
     Oracle Corp. (a)                                  864,600         $ 10,790,208       1.20%
     Symantec Corp. (a)                                705,400         $ 15,046,182       1.67%
     VERITAS Software Corp. (a)                        153,800           $3,571,236       0.40%
                                                                       ------------       ----
     TOTAL SOFTWARE                                                    $ 40,146,357       4.47%
                                                                       ------------       ----

     SPECIALTY RETAIL
     Bed Bath & Beyond, Inc. (a)                       409,800         $ 14,974,092       1.67%
     Best Buy Co., Inc.                                254,500         $ 13,745,545       1.53%
     Lowe's Cos., Inc. (b)                             315,400         $ 18,006,186       2.00%
     TJX Cos., Inc. (The)                              653,000         $ 16,083,390       1.79%
                                                                       ------------       ----
     TOTAL SPECIALTY RETAIL                                            $ 62,809,213       6.99%
                                                                       ------------       ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
     TEXTILES, APPAREL & LUXURY GOODS
-    Coach, Inc. (a)                                     338,300       $ 19,157,929       2.13%
     NIKE, Inc.                                          208,200       $ 17,345,142       1.93%
                                                                       ------------      -----
     TOTAL TEXTILES, APPAREL & LUXURY GOODS                            $ 36,503,071       4.06%
                                                                       ------------      -----
     TOTAL COMMON STOCK                                                $894,961,748      99.61%
                                                                       ------------      -----

     COMMERCIAL PAPER
     UBS Finance (Delaware) LLC                      $ 1,445,000       $  1,445,000       0.16%
       2.83% due 4/1/05
                                                                       ------------      -----
     TOTAL COMMERCIAL PAPER                                            $  1,445,000       0.16%
                                                                       ------------      -----

     INVESTMENT COMPANY
     AIM Institutional Funds Group (d)                   400,885       $    400,885       0.04%
                                                                       ------------      -----
     TOTAL INVESTMENT COMPANY                                          $    400,885       0.04%
                                                                       ------------      -----

     MASTER NOTE
     Banc of America Securities LLC
       2.955%, due 4/1/05 (d)                        $32,240,000       $ 32,240,000       3.59%
                                                                       ------------      -----
     TOTAL MASTER NOTE                                                 $ 32,240,000       3.59%
                                                                       ------------      -----

     REPURCHASE AGREEMENTS
     CS First Boston LLC
       2.925%, dated 3/31/05
       due 4/1/05
       Proceeds at Maturity
       $2,100,171 (d)
       (Collateralized by Various
       Bonds with a Principal
       Amount of $2,407,769
       and a Market Value of
       $2,142,071)                                   $ 2,100,000       $  2,100,000       0.23%
     Dresdner Kleinwort Wasserstein Securities LLC
       2.9450%, dated 3/31/05
       due 4/1/05
       Proceeds at Maturity
       $17,701,448 (d)
       (Collateralized by Various
       Bonds with a Principal
       Amount of $18,986,588
       and a Market Value of
       $18,513,843)                                  $17,700,000       $ 17,700,000       1.97%
     Merrill Lynch & Co., Inc.
       2.9550%, dated 3/31/05
       due 4/1/05
       Proceeds at Maturity
       $20,569,688 (d)
       (Collateralized by Various
       Bonds with a Principal
       Amount of $19,841,674
       and a Market Value of
       $21,596,923)                                  $20,568,000       $ 20,568,000       2.29%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE     % NET ASSETS
Morgan Stanley & Co.
  2.9250%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $17,401,414 (d)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $24,357,911
  and a Market Value of
  $18,055,220)                                       $17,400,000       $ 17,400,000         1.94%
                                                                       ------------       ------
TOTAL REPURCHASE AGREEMENTS                                            $ 57,768,000         6.43%
                                                                       ------------       ------

TOTAL INVESTMENTS (COST $834,235,849) (e)                              $986,815,633(f)    109.83%

LIABILITIES IN EXCESS OF
  CASH AND OTHER ASSETS                                               ($ 88,292,320)       (9.83%)
                                                                       ------------       ------
NET ASSETS                                                             $898,523,313       100.00%
                                                                       ============       ======

(a) Non-income producing security.

(b) Represents security, or a portion thereof, which is out on loan.

(c) ADR-American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e) The cost for federal income tax purposes is $835,498,967.

(f) At March 31, 2005 net unrealized appreciation was $151,316,666 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $173,940,879 and aggregate gross unrealized depreciation for all for all investments on which there was an excess of cost over market value of $22,624,213.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
MAINSTAY VP CASH MANAGEMENT PORTFOLIO
CERTIFICATE OF DEPOSIT
Lloyds Bank PLC                                      $ 3,000,000       $  3,000,074       0.95%
  3.01% due 6/29/05 (c)
Unicrdito Italiano NY                                $ 3,000,000       $  2,999,948       0.95%
  2.95%, due 5/31/05 (c) (d)
                                                                       ------------      -----
TOTAL CERTIFICATE OF DEPOSIT                                           $  6,000,022       1.90%
                                                                       ------------      -----

CORPORATE BONDS
American Express Credit Corp. Series B               $ 4,000,000       $  4,000,000       1.27%
  2.826%, due 3/5/08 (b) (c)
American Express Credit Corp. Series B               $ 3,500,000       $  3,500,677       1.11%
  2.86%, due 9/30/05 (b) (c)
Bank of America Corp.                                $ 3,515,000       $  3,539,497       1.12%
  7.875%, due 5/16/05 (c)
Bank One Corp. Series C                              $ 3,000,000       $  3,002,370       0.95%
  2.893%, due 7/25/05 (b) (c)
Citigroup, Inc.                                      $ 3,000,000       $  3,004,910       0.95%
  3.175%, due 3/20/06 (b) (c)
Household Finance Corp.                              $ 4,000,000       $  4,001,958       1.27%
  2.92%, due 8/18/05 (b) (c)
Merrill Lynch & Co., Inc. Series B                   $ 3,000,000       $  3,009,972       0.95%
  3.26%, due 3/7/06 (b) (c)
Metropolitan Life Insurance Co. Series EXL           $ 4,000,000       $  4,000,000       1.27%
  2.89%, due 4/28/08 (a) (b) (c)
Morgan Stanley                                       $ 4,000,000       $  4,002,226       1.27%
  2.93%, due 8/15/05 (b) (c)
Wells Fargo & Co.                                    $ 3,000,000       $  3,003,903       0.95%
  3.03%, due 3/3/06 (b) (c)
Wells Fargo & Co.                                    $ 2,000,000       $  2,033,482       0.64%
  7.25%, due 8/24/05 (c)
                                                                       ------------      -----
TOTAL CORPORATE BONDS                                                  $ 37,098,995      11.75%
                                                                       ------------      -----

COMMERCIAL PAPER
Abbey National North America LLC                     $ 3,000,000       $  2,998,655       0.95%
  2.69% due 4/7/05
Abbey National North America LLC                     $ 3,000,000       $  2,983,752       0.95%
  2.91% due 6/7/05
ABN-Amro North America Finance, Inc.                 $ 3,000,000       $  2,981,456       0.95%
  2.89% due 6/17/05
ABN-Amro North America Finance, Inc.                 $ 2,150,000       $  2,134,144       0.68%
  2.95% due 6/30/05
American General Finance Corp.                       $ 2,825,000       $  2,820,103       0.89%
  2.60% due 4/25/05
American General Finance Corp.                       $ 3,325,000       $  3,294,198       1.04%
  2.90% due 7/25/05
ANZ Delaware, Inc.                                   $ 3,000,000       $  2,978,110       0.94%
  2.952% due 6/28/05
ANZ Delaware, Inc.                                   $ 2,825,000       $  2,823,856       0.90%
  2.43% due 4/7/05
ANZ Delaware, Inc.                                   $ 3,000,000       $  2,981,443       0.95%
  2.93% due 6/16/05
Barclays United States Funding Corp.                 $ 2,500,000       $  2,489,817       0.79%
  2.82% due 5/23/05

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Barclays United States Funding Corp.                 $2,500,000        $  2,492,633       0.79%
  2.72% due 5/10/05
Barclays United States Funding Corp.                 $2,175,000        $  2,168,567       0.69%
  2.73% due 5/10/05
Dexia Delaware LLC                                   $3,125,000        $  3,114,414       0.99%
  2.71% due 5/16/05
Dexia Delaware LLC                                   $3,000,000        $  2,987,867       0.95%
  2.80% due 5/23/05
General Electric Capital Corp.                       $4,000,000        $  3,993,560       1.27%
  2.76% due 4/22/05
General Electric Capital Corp.                       $4,000,000        $  3,993,822       1.27%
  2.78% due 4/21/05 (a)
HBOS Treasury Services                               $2,475,000        $  2,462,522       0.78%
  2.75% due 6/6/05
Ing Funding LLC                                      $  975,000        $    972,943       0.31%
  2.45% due 5/2/05
Ing Funding LLC                                      $4,400,000        $  4,389,528       1.39%
  2.52% due 5/5/05
Ing Funding LLC                                      $3,000,000        $  2,979,458       0.94%
  2.97% due 6/23/05
KfW International Finance, Inc.                      $3,700,000        $  3,690,051       1.17%
  2.42% due 5/11/05 (a)
KfW International Finance, Inc.                      $3,225,000        $  3,200,732       1.01%
  2.58% due 7/15/05 (a)
KfW International Finance, Inc.                      $3,000,000        $  2,970,517       0.94%
  3.05% due 7/26/05 (a)
Metlife Funding, Inc.                                $3,000,000        $  2,988,812       0.95%
  2.74% due 5/20/05
Nestle Capital Corp.                                 $3,000,000        $  2,971,097       0.94%
  2.99% due 7/26/05
Pfizer, Inc.                                         $3,000,000        $  2,999,410       0.95%
  2.36% due 4/4/05
Pfizer, Inc.                                         $4,450,000        $  4,444,536       1.41%
  2.60% due 4/18/05
Prudential Funding LLC                               $2,325,000        $  2,321,601       0.74%
  2.77% due 4/20/05
Prudential Funding LLC                               $3,025,000        $  2,995,784       0.95%
  2.85% due 8/1/05
Rabobank USA Financial Corp.                         $3,000,000        $  2,998,066       0.95%
  2.098% due 4/12/05
Rabobank USA Financial Corp.                         $2,000,000        $  1,994,768       0.63%
  2.77% due 5/5/05
Shell Finance (UK) PLC                               $4,000,000        $  3,985,273       1.26%
  2.82% due 5/18/05
Societe Generale North America                       $2,000,000        $  1,988,400       0.63%
  2.61% due 6/20/05
Societe Generale North America                       $3,000,000        $  2,972,204       0.94%
  3.005% due 7/21/05
Svenska Handelsbanken AB                             $4,400,000        $  4,396,491       1.39%
  2.61% due 4/12/05
Swiss Re Financial Products                          $3,425,000        $  3,422,077       1.08%
  2.56% due 4/13/05
Toyota Motor Credit Corp.                            $2,800,000        $  2,789,808       0.88%
  2.73% due 5/19/05
Toyota Motor Credit Corp.                            $3,300,000        $  3,270,329       1.04%
  2.89% due 7/22/05
UBS Finance (Delaware) LLC                           $2,600,000        $  2,593,301       0.82%
  2.65% due 5/6/05
UBS Finance (Delaware) LLC                           $2,500,000        $  2,485,495       0.79%
  2.785% due 6/15/05
UBS Finance (Delaware) LLC                           $3,425,000        $  3,405,820       1.08%
  2.88% due 6/10/05
Unicredit Delaware, Inc.                             $2,500,000        $  2,484,994       0.79%
  2.92% due 6/14/05
                                                                       ------------      -----
TOTAL COMMERCIAL PAPER                                                 $125,410,414      39.76%
                                                                       ------------      -----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
FEDERAL HOME LOAN BANK
Federal Home Loan Bank                               $3,000,000        $  3,000,000       0.95%
  1.36%, due 4/1/05
Federal Home Loan Bank                               $6,000,000        $  5,997,576       1.90%
  2.447%, due 10/5/05
Federal Home Loan Bank Series 306                    $3,000,000        $  3,002,811       0.95%
  4.625%, due 4/15/05
                                                                       ------------      -----
TOTAL FHLB                                                             $ 12,000,387       3.80%
                                                                       ------------      -----

FEDERAL HOME LOAN BANK (DISCOUNT NOTES)
Federal Home Loan Banks                              $3,000,000        $  2,991,979       0.95%
  2.75% due 5/6/05
Federal Home Loan Banks                              $3,050,000        $  3,034,623       0.96%
  2.75% due 6/6/05                                                     ------------      -----
TOTAL FHLB (DISCOUNT NOTES)                                            $  6,026,602       1.91%
                                                                       ------------      -----

FEDERAL HOME LOAN MORTGAGE CORPORATION
(DISCOUNT NOTES)
Freddie Mac Discount Note                            $3,250,000        $  3,238,014       1.03%
  2.505% due 5/24/05
Freddie Mac Discount Note                            $3,250,000        $  3,228,428       1.02%
  2.95% due 6/21/05
Freddie Mac Discount Note                            $3,000,000        $  2,981,750       0.95%
  2.92% due 6/15/05
Freddie Mac Discount Note                            $2,200,000        $  2,186,683       0.69%
  2.83% due 6/17/05
Freddie Mac Discount Note                            $2,500,000        $  2,485,659       0.79%
  2.829% due 6/13/05
Freddie Mac Discount Note                            $4,550,000        $  4,516,140       1.43%
  2.82% due 7/5/05
Freddie Mac Discount Note                            $3,700,000        $  3,678,933       1.17%
  2.77% due 6/14/05
Freddie Mac Discount Note                            $2,800,000        $  2,792,942       0.89%
  2.75% due 5/4/05
Freddie Mac Discount Note                            $2,900,000        $  2,894,542       0.92%
  2.71% due 4/26/05
Freddie Mac Discount Note                            $3,275,000        $  3,257,069       1.03%
  2.70% due 6/13/05
Freddie Mac Discount Note                            $2,500,000        $  2,496,725       0.79%
  2.62% due 4/19/05
Freddie Mac Discount Note                            $3,000,000        $  2,993,606       0.95%
  2.475% due 5/2/05
Freddie Mac Discount Note                            $4,000,000        $  3,989,698       1.26%
  2.44% due 5/9/05
Freddie Mac Discount Note                            $2,600,000        $  2,594,430       0.82%
  2.41% due 5/3/05
Freddie Mac Discount Note                            $2,474,000        $  2,471,856       0.78%
  2.40% due 4/14/05
Freddie Mac Discount Note                            $4,825,000        $  4,823,745       1.53%
  2.38% due 4/5/05
Freddie Mac Discount Note                            $1,900,000        $  1,879,098       0.60%
  3.07% due 8/8/05
Freddie Mac Discount Note                            $2,750,000        $  2,733,727       0.87%
  2.63% due 6/21/05
Freddie Mac Discount Note                            $3,000,000        $  2,969,762       0.94%
  2.95% due 8/2/05
Freddie Mac Discount Note Series RB                  $6,600,000        $  6,582,554       2.09%
  2.44% due 5/10/05
                                                                       ------------      -----
TOTAL FHLMC (DISCOUNT NOTES)                                           $ 64,795,361      20.55%
                                                                       ------------      -----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(DISCOUNT NOTES)
Federal National Mortgage Association                $5,225,000        $  5,204,112        1.65%
  2.57% due 5/27/05
Federal National Mortgage Association                $3,000,000        $  2,979,630        0.94%
  2.91% due 6/24/05
Federal National Mortgage Association                $3,000,000        $  2,973,900        0.94%
  2.90% due 7/18/05
Federal National Mortgage Association                $1,260,000        $  1,251,474        0.40%
  2.90% due 6/24/05
Federal National Mortgage Association                $3,200,000        $  3,173,540        1.01%
  2.89% due 7/13/05
Federal National Mortgage Association                $4,000,000        $  3,979,910        1.26%
  2.87% due 6/3/05
Federal National Mortgage Association                $4,000,000        $  3,980,229        1.26%
  2.87% due 6/2/05
Federal National Mortgage Association                $3,000,000        $  2,983,935        0.95%
  2.835% due 6/8/05
Federal National Mortgage Association                $2,475,000        $  2,460,631        0.78%
  2.75% due 6/16/05
Federal National Mortgage Association                $3,975,000        $  3,948,967        1.25%
  2.71% due 6/27/05
Federal National Mortgage Association                $4,000,000        $  3,973,498        1.26%
  2.68% due 6/29/05
Federal National Mortgage Association                $3,650,000        $  3,628,051        1.15%
  2.64% due 6/22/05
Federal National Mortgage Association                $2,100,000        $  2,090,962        0.66%
  2.54% due 6/1/05
Federal National Mortgage Association                $4,000,000        $  3,986,736        1.26%
  2.54% due 5/18/05
Federal National Mortgage Association                $4,825,000        $  4,813,898        1.53%
  2.51% due 5/4/05
Federal National Mortgage Association                $2,500,000        $  2,495,522        0.79%
  2.48% due 4/27/05
Federal National Mortgage Association                $3,000,000        $  2,988,930        0.95%
  2.46% due 5/25/05
Federal National Mortgage Association                $4,800,000        $  4,753,356        1.51%
  2.99% due 7/27/05
Federal National Mortgage Association                $3,000,000        $  2,985,370        0.95%
  2.66% due 6/6/05
                                                                       ------------      ------
TOTAL FNMA (DISCOUNT NOTES)                                            $ 64,652,651       20.50%
                                                                       ------------      ------

                                                                       ------------      ------
TOTAL INVESTMENTS                                                      $315,984,432      100.17%
 (Amortized Cost $315,984,432) (e)                                     ------------      ------

Liabilities in Excess of Cash and Other Assets                         $   (492,676)      -0.17%
                                                                       ------------      ------
NET ASSETS                                                             $315,491,756      100.00%
                                                                       ============      ======

(a) May be sold to institutional investors only.

(b) Floating rate. Rate shown is the rate in effect at March 31, 2005.

(c) Coupon interest bearing security.

(d) Yankee certificate of deposit(CD) - dollar-denominated CD issued in the United States by foreign banks and corporations.

(e) The cost stated also represents the aggregate cost for federal income tax purposes.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
MAINSTAY VP COMMON STOCK PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                      144,439       $  8,443,904      0.92%
General Dynamics Corp.                                 20,845       $  2,231,457      0.24%
Lockheed Martin Corp.                                  15,539       $    948,811      0.10%
Precision Castparts Corp.                              13,936       $  1,073,212      0.12%
Raytheon Co.                                           96,629       $  3,739,542      0.41%
Rockwell Collins, Inc.                                 22,474       $  1,069,538      0.12%
                                                                    ------------      ----
TOTAL AEROSPACE & DEFENSE                                           $ 17,506,464      1.91%
                                                                    ------------      ----

AIR FREIGHT & LOGISTICS
C.H. Robinson Worldwide, Inc.                           3,630       $    187,054      0.02%
CNF, Inc.                                              13,098       $    612,857      0.07%
FedEx Corp.                                            38,164       $  3,585,508      0.39%
J.B. Hunt Transport Services, Inc.                     13,264       $    580,565      0.06%
Ryder System, Inc.                                     13,631       $    568,413      0.06%
United Parcel Service, Inc. Class B                    18,241       $  1,326,849      0.14%
                                                                    ------------      ----
TOTAL AIR FREIGHT & LOGISTICS                                       $  6,861,246      0.74%
                                                                    ------------      ----

AIRLINES
Alaska Air Group, Inc. (a)                              6,840       $    201,370      0.02%
                                                                    ------------      ----
TOTAL AIRLINES                                                      $    201,370      0.02%
                                                                    ------------      ----

AUTO COMPONENTS
BorgWarner, Inc.                                       14,269       $    694,614      0.08%
Cooper Tire & Rubber Co.                                2,474       $     45,423      0.00%(b)
Dana Corp.                                             10,362       $    132,529      0.01%
Delphi Corp.                                           67,312       $    301,557      0.03%
Goodyear Tire & Rubber Co. (The) (a)                   29,237       $    390,314      0.04%
Lear Corp.                                              2,974       $    131,927      0.01%
Visteon Corp.                                          27,621       $    157,715      0.02%
                                                                    ------------      ----
TOTAL AUTO COMPONENTS                                               $  1,854,079      0.19%
                                                                    ------------      ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
AUTOMOBILES
Ford Motor Co.                                        448,741       $  5,084,235      0.55%
General Motors Corp.                                   91,489       $  2,688,861      0.29%
                                                                    ------------      ----
TOTAL AUTOMOBILES                                                   $  7,773,096      0.84%
                                                                    ------------      ----

BEVERAGES
Coca-Cola Co. (The)                                    54,805       $  2,283,724      0.25%
Coca-Cola Enterprises, Inc.                            48,743       $  1,000,206      0.11%
Constellation Brands, Inc. Class A (a)                  8,634       $    456,480      0.05%
Molson Coors Brewing Co. Class B                        6,297       $    485,939      0.05%
Pepsi Bottling Group, Inc. (The)                       61,594       $  1,715,394      0.19%
PepsiAmericas, Inc.                                    11,639       $    263,739      0.03%
PepsiCo, Inc.                                          26,565       $  1,408,742      0.15%
                                                                    ------------      ----
TOTAL BEVERAGES                                                     $  7,614,224      0.83%
                                                                    ------------      ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                        99,497       $  5,791,720      0.63%
Biogen Idec, Inc. (a)                                  14,425       $    497,806      0.05%
Cephalon, Inc. (a)                                      2,416       $    113,141      0.01%
Genzyme Corp. (a)                                      10,940       $    626,206      0.07%
Vertex Pharmaceuticals, Inc. (a)                        3,369       $     31,534      0.00%(b)
                                                                    ------------      ----
TOTAL BIOTECHNOLOGY                                                 $  7,060,407      0.76%
                                                                    ------------      ----

BUILDING PRODUCTS
Masco Corp.                                           111,584       $  3,868,618      0.42%
                                                                    ------------      ----
TOTAL BUILDING PRODUCTS                                             $  3,868,618      0.42%
                                                                    ------------      ----

CAPITAL MARKETS
A.G. Edwards, Inc.                                     12,245       $    548,576      0.06%
Bank of New York Co., Inc. (The)                      158,370       $  4,600,647      0.50%
Bear Stearns Cos., Inc. (The)                          18,026       $  1,800,797      0.20%
E*TRADE Financial Corp. (a)                            93,050       $  1,116,600      0.12%
Eaton Vance Corp.                                      28,546       $    669,119      0.07%
Franklin Resources, Inc.                               40,495       $  2,779,982      0.30%
Janus Capital Group, Inc. (a)                          40,380       $    563,301      0.06%
LaBranche & Co., Inc. (a)                               2,464       $     22,915      0.00%(b)
Legg Mason, Inc.                                       31,936       $  2,495,479      0.27%
Lehman Brothers Holdings, Inc.                         12,168       $  1,145,739      0.12%
Merrill Lynch & Co., Inc.                              45,697       $  2,586,451      0.28%
Raymond James Financial, Inc.                           3,156       $     95,627      0.01%
SEI Investments Co.                                     8,633       $    312,169      0.03%
T.Rowe Price Group, Inc.                                5,393       $    320,236      0.03%
                                                                    ------------      ----
TOTAL CAPITAL MARKETS                                               $ 19,057,638      2.05%
                                                                    ------------      ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
CHEMICALS
Albemarle Corp.                                         1,752       $     63,703      0.01%
Cytec Industries, Inc.                                  1,657       $     89,892      0.01%
Dow Chemical Co. (The)                                169,559       $  8,452,517      0.92%
E.I. du Pont de Nemours & Co.                         139,582       $  7,152,182      0.78%
Eastman Chemical Co.                                   19,809       $  1,168,731      0.13%
FMC Corp. (a)                                           1,546       $     82,634      0.01%
Great Lakes Chemical Corp.                             15,420       $    495,291      0.05%
Lyondell Chemical Co.                                  35,443       $    989,569      0.11%
Monsanto Co.                                           67,290       $  4,340,204      0.47%
PPG Industries, Inc.                                   27,620       $  1,975,383      0.22%
Praxair, Inc.                                          13,871       $    663,866      0.07%
                                                                    ------------      ----
TOTAL CHEMICALS                                                     $ 25,473,972      2.78%
                                                                    ------------      ----

COMMERCIAL BANKS
AmSouth Bancorp                                        14,996       $    389,146      0.04%
Bank of America Corp.                                 219,197       $  9,666,588      1.05%
BB&T Corp.                                            100,236       $  3,917,225      0.43%
Comerica, Inc.                                         14,748       $    812,320      0.09%
Compass Bancshares, Inc.                               10,350       $    469,890      0.05%
Fifth Third Bancorp                                    47,519       $  2,042,366      0.22%
Hibernia Corp. Class A                                 33,045       $  1,057,771      0.12%
Huntington Bancshares, Inc.                             9,230       $    220,597      0.02%
KeyCorp                                                17,902       $    580,920      0.06%
National City Corp.                                   131,929       $  4,419,621      0.48%
Regions Financial Corp.                                17,958       $    581,838      0.06%
SunTrust Banks, Inc.                                   42,302       $  3,048,705      0.33%
U.S. Bancorp                                          105,388       $  3,037,282      0.33%
Unizan Financial Corp.                                 26,330       $    684,580      0.07%
Wachovia Corp.                                         16,163       $    822,858      0.09%
Wells Fargo & Co.                                     141,148       $  8,440,649      0.92%
Wilmington Trust Corp.                                  8,507       $    298,596      0.03%
Zions Bancorp                                           3,512       $    242,398      0.03%
                                                                    ------------      ----
TOTAL COMMERCIAL BANKS                                              $ 40,733,350      4.42%
                                                                    ------------      ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)                      51,272       $    374,798      0.04%
Brink's Co. (The)                                      14,482       $    501,076      0.05%
Career Education Corp. (a)                              4,542       $    155,609      0.02%
Cendant Corp.                                         260,148       $  5,343,438      0.58%
Equifax, Inc.                                           5,956       $    182,790      0.02%
H&R Block, Inc.                                        10,386       $    525,324      0.06%
Korn/Ferry International (a)                            1,609       $     30,619      0.00%(b)
Sotheby's Holdings, Inc. Class A (a)                    2,660       $     45,114      0.00%(b)
United Rentals, Inc. (a)                               19,537       $    394,842      0.04%
Waste Management, Inc.                                 91,317       $  2,634,495      0.29%
                                                                    ------------      ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                $ 10,188,105      1.10%
                                                                    ------------      ----

COMMUNICATIONS EQUIPMENT
CIENA Corp. (a)                                        18,479       $     31,784      0.00%(b)
Cisco Systems, Inc. (a)                               638,280       $ 11,418,829      1.24%
CommScope, Inc. (a)                                     2,170       $     32,464      0.00%(b)
Comverse Technology, Inc. (a)                          17,773       $    448,236      0.05%
Corning, Inc. (a)                                      73,064       $    813,202      0.09%
Harris Corp.                                           25,372       $    828,396      0.09%
Motorola, Inc.                                        554,498       $  8,300,836      0.90%
QLogic Corp. (a)                                       11,352       $    459,756      0.05%
QUALCOMM, Inc.                                         58,520       $  2,144,759      0.23%
Tellabs, Inc. (a)                                      29,710       $    216,882      0.02%
                                                                    ------------      ----
TOTAL COMMUNICATIONS EQUIPMENT                                      $ 24,695,144      2.67%
                                                                    ------------      ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                              166,815       $  6,951,180      0.76%
Dell, Inc. (a)                                         56,175       $  2,158,244      0.24%
EMC Corp. (a)                                          59,122       $    728,383      0.08%
Hewlett-Packard Co.                                    68,069       $  1,493,433      0.16%
International Business Machines Corp.                 199,445       $ 18,225,283      1.98%
NCR Corp. (a)                                          47,453       $  1,601,064      0.17%
Network Appliance, Inc. (a)                            51,900       $  1,435,555      0.16%
Storage Technology Corp. (a)                           27,618       $    850,636      0.09%
Sun Microsystems, Inc. (a)                            797,180       $  3,220,609      0.35%
                                                                    ------------      ----
TOTAL COMPUTERS & PERIPHERALS                                       $ 36,664,387      3.99%
                                                                    ------------      ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
CONSTRUCTION & ENGINEERING
Granite Construction, Inc.                              3,482       $     91,473      0.01%
Quanta Services, Inc. (a)                              14,861       $    113,390      0.01%
                                                                    ------------      ----
TOTAL CONSTRUCTION & ENGINEERING                                    $    204,863      0.02%
                                                                    ------------      ----

CONSTRUCTION MATERIALS
Martin Marietta Materials, Inc.                         6,353       $    355,261      0.04%
Vulcan Materials Co.                                   14,383       $    817,385      0.09%
                                                                    ------------      ----
TOTAL CONSTRUCTION MATERIALS                                        $  1,172,646      0.13%
                                                                    ------------      ----

CONSUMER FINANCE
American Express Co.                                   34,510       $  1,772,779      0.19%
AmeriCredit Corp. (a)                                  32,382       $    759,035      0.08%
Capital One Financial Corp.                            51,748       $  3,869,199      0.42%

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
MBNA Corp.                                            216,498       $  5,315,025      0.58%
MoneyGram International, Inc.                           7,567       $    142,941      0.02%
Providian Financial Corp. (a)                          73,131       $  1,254,927      0.14%
                                                                    ------------      ----
TOTAL CONSUMER FINANCE                                              $ 13,113,906      1.43%
                                                                    ------------      ----

CONTAINERS & PACKAGING
Ball Corp.                                             24,277       $  1,007,012      0.11%
Longview Fibre Co.                                     13,144       $    246,581      0.03%
Pactiv Corp. (a)                                       19,083       $    445,587      0.05%
Sealed Air Corp. (a)                                    3,568       $    185,323      0.02%
Temple-Inland, Inc.                                     2,336       $    169,478      0.02%
                                                                    ------------      ----
TOTAL CONTAINERS & PACKAGING                                        $  2,053,981      0.23%
                                                                    ------------      ----

DISTRIBUTORS
Adesa, Inc.                                             3,841       $     89,726      0.01%
Genuine Parts Co.                                       7,165       $    311,606      0.03%
                                                                    ------------      ----
TOTAL DISTRIBUTORS                                                  $    401,332      0.04%
                                                                    ------------      ----

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                        27,362       $  1,039,756      0.11%
Citigroup, Inc.                                       302,048       $ 13,574,038      1.48%
GATX Corp.                                             12,638       $    419,456      0.05%
JPMorgan Chase & Co.                                  140,896       $  4,875,002      0.53%
Moody's Corp.                                           6,259       $    506,103      0.06%
Principal Financial Group, Inc.                        52,120       $  2,006,097      0.22%
                                                                    ------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $ 22,420,452      2.45%
                                                                    ------------      ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Corp.                                            789,746       $ 14,807,737      1.61%
BellSouth Corp.                                        25,100       $    659,879      0.07%
CenturyTel, Inc.                                       11,448       $    375,952      0.04%
Cincinnati Bell, Inc. (a)                              31,932       $    135,712      0.01%
Citizens Communications Co.                            71,286       $    922,441      0.10%
Qwest Communications International, Inc. (a)          335,124       $  1,239,958      0.14%
Verizon Communications, Inc.                          358,435       $ 12,724,440      1.39%
                                                                    ------------      ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        $ 30,866,119      3.36%
                                                                    ------------      ----

ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                             34,272       $    708,060      0.08%
Alliant Energy Corp.                                   14,581       $    390,479      0.04%
American Electric Power Co., Inc.                      83,761       $  2,852,899      0.31%
CenterPoint Energy, Inc.                               24,894       $    299,477      0.03%
CMS Energy Corp. (a)                                   16,240       $    211,769      0.02%
DPL, Inc.                                              26,833       $    670,825      0.07%
DTE Energy Co.                                          7,347       $    334,142      0.04%
Edison International                                   68,808       $  2,389,015      0.26%
Entergy Corp.                                          18,856       $  1,332,365      0.15%
FirstEnergy Corp.                                      13,904       $    583,273      0.06%
FPL Group, Inc.                                        64,323       $  2,582,568      0.28%
IDACORP, Inc.                                           6,741       $    191,241      0.02%
Northeast Utilities                                    32,288       $    622,190      0.07%
OGE Energy Corp.                                        3,734       $    100,631      0.01%
Pepco Holdings, Inc.                                    8,321       $    174,658      0.02%
Pinnacle West Capital Corp.                            22,835       $    970,717      0.11%
PNM Resources, Inc.                                     7,640       $    203,835      0.02%
Progress Energy, Inc.                                  26,167       $  1,097,706      0.12%
Public Service Enterprise Group, Inc.                 164,866       $  8,967,061      0.98%
TECO Energy, Inc.                                       8,463       $    132,700      0.01%
TXU Corp.                                              65,730       $  5,234,081      0.57%
Xcel Energy, Inc.                                      66,291       $  1,138,879      0.12%
                                                                    ------------      ----
TOTAL ELECTRIC UTILITIES                                            $ 31,188,571      3.39%
                                                                    ------------      ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
ELECTRICAL EQUIPMENT
Cooper Industries, Ltd. Class A                         8,078       $    577,739      0.06%
Emerson Electric Co.                                   35,687       $  2,317,157      0.25%
Hubbell, Inc. Class B                                   2,576       $    131,634      0.01%
Rockwell Automation, Inc.                              34,547       $  1,956,743      0.21%
Thomas & Betts Corp. (a)                                7,510       $    242,573      0.03%
                                                                    ------------  --------
TOTAL ELECTRICAL EQUIPMENT                                          $  5,225,846      0.56%
                                                                    ------------  --------

ELECTRONIC EQUIPMENT & INSTRUMENTS
PerkinElmer, Inc.                                      26,992       $    556,845      0.06%
Solectron Corp. (a)                                    81,066       $    281,299      0.03%
Tech Data Corp. (a)                                     2,443       $     90,538      0.01%
Thermo Electron Corp. (a)                              18,196       $    460,177      0.05%
Varian, Inc. (a)                                        1,441       $     54,599      0.01%
Vishay Intertechnology, Inc. (a)                       14,026       $    174,343      0.02%
                                                                    ------------  --------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            $  1,617,801      0.18%
                                                                    ------------  --------

ENERGY EQUIPMENT & SERVICES
Grant Prideco, Inc. (a)                                 5,150       $    124,424      0.01%
Halliburton Co.                                        56,215       $  2,431,298      0.26%
Helmerich & Payne, Inc.                                 6,509       $    258,342      0.03%
Transocean, Inc. (a)                                   27,818       $  1,431,515      0.16%
                                                                    ------------  --------
TOTAL ENERGY EQUIPMENT & SERVICES                                   $  4,245,579      0.46%
                                                                    ------------  --------

FOOD & STAPLES RETAILING
Albertson's, Inc.                                      47,393       $    978,664      0.11%
BJ's Wholesale Club, Inc. (a)                           8,988       $    279,167      0.03%
Costco Wholesale Corp.                                 84,601       $  3,737,672      0.41%
Kroger Co. (The) (a)                                  155,506       $  2,492,760      0.27%
Ruddick Corp.                                           1,969       $     45,582      0.00%(b)
Safeway, Inc. (a)                                     112,812       $  2,090,407      0.23%
SUPERVALU, Inc.                                        34,652       $  1,155,645      0.13%
Wal-Mart Stores, Inc.                                 226,078       $ 11,328,769      1.23%
                                                                    ------------  --------
TOTAL FOOD & STAPLES RETAILING                                      $ 22,108,666      2.41%
                                                                    ------------  --------

FOOD PRODUCTS
Archer-Daniels-Midland Co.                            108,863       $  2,675,852      0.29%
ConAgra Foods, Inc.                                    37,834       $  1,022,275      0.11%
Hershey Foods Corp.                                    10,267       $    620,743      0.07%
Sara Lee Corp.                                        167,837       $  3,719,267      0.40%
Sensient Technologies Corp.                             7,999       $    172,458      0.02%
Tyson Foods, Inc. Class A                              44,662       $    744,960      0.08%
                                                                    ------------  --------
TOTAL FOOD PRODUCTS                                                 $  8,955,555      0.97%
                                                                    ------------  --------

                                                   SHARES / PRINCIPAL
                                                         AMOUNT                MARKET VALUE        % NET ASSETS
GAS UTILITIES
KeySpan Corp.                                            20,377                $    794,091              0.09%
Nicor, Inc.                                               8,892                $    329,804              0.04%
NiSource, Inc.                                           19,466                $    443,630              0.05%
Peoples Energy Corp.                                      1,592                $     66,737              0.01%
WGL Holdings, Inc.                                        6,187                $    191,550              0.02%
                                                                               ------------         ---------
TOTAL GAS UTILITIES                                                            $  1,825,812              0.21%
                                                                               ------------         ---------

HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp.-Applied Biosystems Group                   21,893                $    432,167              0.05%
Bausch & Lomb, Inc.                                       4,822                $    353,453              0.04%
Becton, Dickinson & Co.                                  42,181                $  2,464,214              0.27%
C.R. Bard, Inc.                                           2,100                $    142,968              0.02%
Cytyc Corp. (a)                                           4,613                $    106,145              0.01%
DENTSPLY International, Inc.                              6,806                $    370,315              0.04%
Edwards Lifesciences Corp. (a)                            2,478                $    107,099              0.01%
Guidant Corp.                                             4,587                $    338,979              0.04%
STERIS Corp. (a)                                          2,946                $     74,386              0.01%
Varian Medical Systems, Inc. (a)                          5,742                $    196,836              0.02%
                                                                               ------------         ---------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                         $  4,586,562              0.51%
                                                                               ------------         ---------

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                              76,061                $  5,700,772              0.62%
AmerisourceBergen Corp.                                  28,017                $  1,605,093              0.17%
Apria Healthcare Group, Inc. (a)                          8,334                $    267,521              0.03%
Cardinal Health, Inc.                                    91,209                $  5,089,461              0.55%
Caremark Rx, Inc. (a)                                    64,243                $  2,555,586              0.28%
CIGNA Corp.                                              34,384                $  3,070,491              0.33%
Covance, Inc. (a)                                         2,673                $    127,262              0.01%
Coventry Health Care, Inc. (a)                            8,488                $    578,373              0.06%
HCA, Inc.                                                91,187                $  4,884,888              0.53%
Humana, Inc. (a)                                         20,551                $    656,398              0.07%
Laboratory Corp. of America Holdings (a)                  1,803                $     86,905              0.01%
Lincare Holdings, Inc. (a)                               24,357                $  1,077,311              0.12%
Manor Care, Inc.                                          7,413                $    269,538              0.03%
McKesson Corp.                                           75,957                $  2,867,377              0.31%
Medco Health Solutions, Inc. (a)                         23,629                $  1,171,290              0.13%
PacifiCare Health Systems, Inc. (a)                      11,709                $    666,476              0.07%
Tenet Healthcare Corp. (a)                               74,856                $    863,091              0.09%
Triad Hospitals, Inc. (a)                                13,241                $    663,375              0.07%
UnitedHealth Group, Inc.                                 89,575                $  8,543,664              0.93%
Universal Health Services, Inc. Class B                   2,566                $    134,458              0.01%
WellPoint, Inc. (a)                                      26,462                $  3,317,011              0.36%
                                                                               ------------         ---------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                         $ 44,196,341              4.78%
                                                                               ------------         ---------

                                           SHARES / PRINCIPAL
                                                 AMOUNT          MARKET VALUE        % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
Brinker International, Inc. (a)                   7,464         $      270,346                0.03%
Caesars Entertainment, Inc. (a)                  52,674         $    1,042,419                0.11%
Carnival Corp.                                   25,675         $    1,330,222                0.14%
CBRL Group, Inc.                                  4,102         $      169,413                0.02%
Darden Restaurants, Inc.                         26,818         $      822,777                0.09%
Harrah's Entertainment, Inc.                      9,502         $      613,639                0.07%
Hilton Hotels Corp.                              67,265         $    1,503,373                0.16%
Krispy Kreme Doughnuts, Inc. (a)                  2,561         $       19,540                0.00% (b)
Mandalay Resort Group (a)                        12,392         $      873,512                0.10%
Marriott International, Inc. Class A             19,177         $    1,282,174                0.14%
McDonald's Corp.                                240,999         $    7,504,708                0.82%
Six Flags, Inc. (a)                               3,915         $       16,130                0.00% (b)
Starbucks Corp. (a)                              50,168         $    2,591,679                0.28%
Starwood Hotels & Resorts Worldwide, Inc.        26,279         $    1,577,528                0.17%
Yum! Brands, Inc.                                25,255         $    1,308,460                0.14%
                                                                --------------       -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                             $   20,925,920                2.27%
                                                                --------------       -------------

HOUSEHOLD DURABLES
American Greetings Corp. Class A                 17,479         $      445,364                0.05%
Black & Decker Corp. (The)                       16,856         $    1,331,456                0.14%
Furniture Brands International, Inc.              8,957         $      195,353                0.02%
Harman International Industries, Inc.            14,059         $    1,243,658                0.14%
Leggett & Platt, Inc.                             8,102         $      233,986                0.03%
Lennar Corp. Class A                              6,379         $      361,562                0.04%
Maytag Corp.                                     19,751         $      275,923                0.03%
Newell Rubbermaid, Inc.                          58,208         $    1,277,084                0.14%
Whirlpool Corp.                                  14,128         $      956,889                0.10%
                                                                --------------       -------------
TOTAL HOUSEHOLD DURABLES                                        $    6,321,275                0.69%
                                                                --------------       -------------

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                 12,743         $      802,681                0.09%
Energizer Holdings, Inc. (a)                     12,539         $      749,831                0.08%
Kimberly-Clark Corp.                             14,887         $      978,522                0.11%
                                                                --------------       -------------
TOTAL HOUSEHOLD PRODUCTS                                        $    2,531,034                0.28%
                                                                --------------       -------------

                                              SHARES / PRINCIPAL
                                                    AMOUNT          MARKET VALUE    % NET ASSETS
INDUSTRIAL CONGLOMERATES
General Electric Co.                               757,752         $   27,324,539           2.98%
Textron, Inc.                                       34,625         $    2,583,716           0.28%
Tyco International Ltd.                            155,258         $    5,247,721           0.57%
                                                                   --------------     ----------
TOTAL INDUSTRIAL CONGLOMERATES                                     $   35,155,976           3.83%
                                                                   --------------     ----------

INSURANCE
ACE, Ltd.                                           72,129         $    2,976,764           0.32%
AFLAC, Inc.                                        128,780         $    4,798,344           0.52%
American Financial Group, Inc.                       6,195         $      190,806           0.02%
American International Group, Inc.                 303,674         $   16,826,575           1.83%
AmerUs Group Co.                                     9,953         $      470,278           0.05%
Aon Corp.                                           54,132         $    1,236,375           0.13%
Chubb Corp. (The)                                   48,552         $    3,848,718           0.42%
Everest Re Group Ltd.                               14,300         $    1,217,073           0.13%
First American Corp.                                11,319         $      372,846           0.04%
Gallagher (Arthur J.) & Co.                          3,898         $      112,262           0.01%
Hartford Financial Services Group, Inc. (The)       43,627         $    2,991,068           0.33%
HCC Insurance Holdings, Inc.                        16,998         $      614,648           0.07%
Horace Mann Educators Corp.                          7,253         $      128,669           0.01%
Lincoln National Corp.                               6,897         $      311,329           0.03%
Loews Corp.                                         16,898         $    1,242,680           0.14%
Marsh & McLennan Cos., Inc.                         23,035         $      700,725           0.08%
MetLife, Inc.                                      182,997         $    7,155,182           0.78%
Ohio Casualty Corp. (a)                             10,368         $      238,258           0.03%
Old Republic International Corp.                    13,955         $      325,012           0.04%
Progressive Corp. (The)                             25,530         $    2,342,633           0.26%
Protective Life Corp.                               11,757         $      462,050           0.05%
Prudential Financial, Inc.                          88,829         $    5,098,786           0.56%
SAFECO Corp.                                        32,393         $    1,577,862           0.17%
St. Paul Travelers Cos., Inc. (The)                142,971         $    5,251,325           0.57%
StanCorp Financial Group, Inc.                       4,859         $      411,947           0.04%
UnumProvident Corp.                                 63,310         $    1,077,537           0.12%
W. R. Berkley Corp.                                 17,735         $      879,656           0.10%
XL Capital Ltd. Class A                             35,732         $    2,585,924           0.28%
                                                                   --------------     ----------
TOTAL INSURANCE                                                    $   65,445,332           7.13%
                                                                   --------------     ----------

                                                 SHARES / PRINCIPAL
                                                        AMOUNT          MARKET VALUE    % NET ASSETS
INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                         63,952           $    2,382,852          0.26%
                                                                        --------------   -----------
TOTAL INTERNET & CATALOG RETAIL                                         $    2,382,852          0.26%
                                                                        --------------   -----------

IT SERVICES
Acxiom Corp.                                           21,946           $      459,330          0.05%
Alliance Data Systems Corp. (a)                         6,834           $      276,094          0.03%
CheckFree Corp. (a)                                    14,636           $      596,563          0.06%
Cognizant Technology Solutions Corp. Class A (a)       11,205           $      517,671          0.06%
Computer Sciences Corp. (a)                             8,685           $    2,232,207          0.24%
CSG Systems International, Inc. (a)                     4,463           $       72,701          0.01%
Electronic Data Systems Corp.                          88,458           $    1,828,427          0.20%
Sabre Holdings Corp. Class A                            5,676           $      124,191          0.01%
Unisys Corp. (a)                                       67,131           $      473,945          0.05%
                                                                        --------------   -----------
TOTAL IT SERVICES                                                       $    6,581,129          0.71%
                                                                        --------------   -----------

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                         4,085           $      191,382          0.02%
Eastman Kodak Co.                                      64,149           $    2,088,050          0.23%
Hasbro, Inc.                                           24,397           $      498,918          0.05%
Mattel, Inc.                                           18,356           $      391,901          0.04%
                                                                        --------------   -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      $    3,170,251          0.34%
                                                                        --------------   -----------

MACHINERY
Cummins, Inc.                                           9,563           $      672,755          0.07%
Eaton Corp.                                             2,126           $      139,040          0.02%
Federal Signal Corp.                                    2,046           $       31,038          0.00% (b)
Flowserve Corp. (a)                                     2,298           $       59,449          0.01%
Graco, Inc.                                             8,818           $      355,895          0.04%
Harsco Corp.                                            3,560           $      212,211          0.02%
Ingersoll-Rand Co. Class A                              2,053           $      163,521          0.02%
Nordson Corp.                                           1,487           $       54,751          0.01%
PACCAR, Inc.                                           22,208           $    1,607,638          0.18%
Parker-Hannifin Corp.                                  15,175           $      924,461          0.10%
Pentair, Inc.                                          12,409           $      483,951          0.05%
SPX Corp.                                               3,210           $      138,929          0.02%
Tecumseh Products Co. Class A                           3,123           $      123,702          0.01%
                                                                        --------------   -----------
TOTAL MACHINERY                                                         $    4,967,341          0.55%
                                                                        --------------   -----------

                                         SHARES / PRINCIPAL
                                               AMOUNT           MARKET VALUE       % NET ASSETS
MARINE
Alexander & Baldwin, Inc.                       7,263          $      299,235               0.03%
                                                               --------------      -------------
TOTAL MARINE                                                   $      299,235               0.03%
                                                               --------------      -------------

MEDIA
Catalina Marketing Corp. (a)                   10,931          $      283,113               0.03%
Comcast Corp. Class A (a)                       2,728          $       92,152               0.01%
Emmis Communications Corp. Class A (a)          2,331          $       44,802               0.00% (b)
McGraw-Hill Cos., Inc. (The)                      418          $       36,470               0.00% (b)
Media General, Inc.                             1,014          $       62,716               0.01%
Reader's Digest Association, Inc. (The)        12,498          $      216,340               0.02%
Scholastic Corp. (a)                            1,679          $       61,938               0.01%
Time Warner, Inc. (a)                         279,492          $    4,905,084               0.53%
Viacom, Inc. Class B                          103,822          $    3,616,120               0.39%
Walt Disney Co. (The)                         279,819          $    8,039,200               0.88%
                                                               --------------      -------------
TOTAL MEDIA                                                    $   17,357,935               1.88%
                                                               --------------      -------------

METALS & MINING
Alcoa, Inc.                                    22,060          $      670,403               0.07%
Allegheny Technologies, Inc.                    4,106          $       98,996               0.01%
Nucor Corp.                                    40,909          $    2,354,723               0.26%
Peabody Energy Corp.                           21,260          $      985,613               0.11%
Phelps Dodge Corp.                             24,043          $    2,445,895               0.27%
Steel Dynamics, Inc.                            6,225          $      214,451               0.02%
United States Steel Corp.                      29,120          $    1,480,753               0.16%
                                                               --------------      -------------
TOTAL METALS & MINING                                          $    8,250,834               0.90%
                                                               --------------      -------------

MULTILINE RETAIL
Dillard's, Inc. Class A                        20,908          $      562,426               0.06%
Federated Department Stores, Inc.              36,788          $    2,341,189               0.25%
J.C. Penney Co., Inc. Holding Co.              50,985          $    2,647,140               0.29%
May Department Stores Co.                      25,577          $      946,862               0.10%
Neiman Marcus Group Inc. (The) Class A          4,222          $      386,355               0.04%
Saks, Inc. (a)                                 11,875          $      214,344               0.02%
Sears Holdings Corp. (a)                        6,151          $      819,129               0.09%
Target Corp.                                  165,364          $    8,271,506               0.90%
                                                               --------------      -------------
TOTAL MULTILINE RETAIL                                         $   16,188,951               1.75%
                                                               --------------      -------------

MULTI-UTILITIES & UNREGULATED POWER

                                               SHARES / PRINCIPAL
                                                     AMOUNT             MARKET VALUE  % NET ASSETS
AES Corp. (The) (a)                                 166,207             $ 2,722,473       0.30%
Constellation Energy Group, Inc.                      7,199             $   372,188       0.04%
Duke Energy Corp.                                   242,421             $ 6,790,212       0.74%
Dynegy, Inc. Class A (a)                             16,256             $    63,561       0.01%
El Paso Corp.                                       107,135             $ 1,133,489       0.12%
National Fuel Gas Co.                                 6,899             $   197,242       0.02%
ONEOK, Inc.                                          21,833             $   672,893       0.07%
Questar Corp.                                        14,410             $   853,792       0.09%
Sierra Pacific Resources (a)                         29,949             $   321,952       0.04%
Westar Energy, Inc.                                   3,641             $    78,791       0.01%
Williams Cos., Inc. (The)                           117,940             $ 2,218,451       0.24%
                                                                        -----------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                               $15,425,044       1.68%
                                                                        -----------       ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                     234,744             $ 3,556,374       0.39%
                                                                        -----------       ----
TOTAL OFFICE ELECTRONICS                                                $ 3,556,374       0.39%
                                                                        -----------       ----

OIL & GAS
Amerada Hess Corp.                                    7,766             $   747,167       0.08%
Anadarko Petroleum Corp.                             44,168             $ 3,361,185       0.37%
Apache Corp.                                          8,063             $   493,698       0.05%
Burlington Resources, Inc.                           99,940             $ 5,003,997       0.54%
ChevronTexaco Corp.                                 118,532             $ 6,911,601       0.75%
ConocoPhillips                                       96,750             $10,433,520       1.14%
Devon Energy Corp.                                  124,004             $ 5,921,190       0.64%
EOG Resources, Inc.                                  30,176             $ 1,470,778       0.16%
ExxonMobil Corp.                                    535,415             $31,910,735       3.47%
Forest Oil Corp. (a)                                  2,503             $   101,372       0.01%
Kerr-McGee Corp.                                     26,693             $ 2,090,863       0.23%
Marathon Oil Corp.                                   67,214             $ 3,153,681       0.34%
Murphy Oil Corp.                                      3,853             $   380,407       0.04%
Newfield Exploration Co. (a)                         10,676             $   792,799       0.09%
Noble Energy, Inc.                                    7,420             $   504,708       0.05%
Occidental Petroleum Corp.                           50,881             $ 3,621,200       0.39%
Overseas Shipholding Group, Inc.                      9,626             $   605,570       0.07%
Plains Exploration & Production Co. (a)              16,334             $   570,057       0.06%
Sunoco, Inc.                                         18,512             $ 1,916,362       0.21%
Unocal Corp.                                         22,757             $ 1,403,879       0.15%
Valero Energy Corp.                                  64,888             $ 4,754,343       0.52%
XTO Energy, Inc.                                     55,424             $ 1,820,113       0.20%
                                                                        -----------       ----
TOTAL OIL & GAS                                                         $87,969,225       9.56%
                                                                        -----------       ----

                                             SHARES / PRINCIPAL
                                                    AMOUNT        MARKET VALUE   % NET ASSETS
PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                60,094        $ 2,132,736       0.23%
Louisiana-Pacific Corp.                              18,601        $   467,630       0.05%
MeadWestvaco Corp.                                   11,907        $   378,880       0.04%
Potlatch Corp.                                        7,543        $   355,051       0.04%
Weyerhaeuser Co.                                     21,215        $ 1,453,226       0.16%
                                                                   -----------       ----
TOTAL PAPER & FOREST PRODUCTS                                      $ 4,787,523       0.52%
                                                                   -----------       ----
PERSONAL PRODUCTS
Avon Products, Inc.                                  20,167        $   865,971       0.09%
Gillette Co. (The)                                  317,449        $16,024,825       1.74%
                                                                   -----------       ----
TOTAL PERSONAL PRODUCTS                                            $16,890,796       1.83%
                                                                   -----------       ----
PHARMACEUTICALS
Abbott Laboratories                                     329        $    15,338       0.00%(b)
Johnson & Johnson                                   343,069        $23,040,513       2.51%
King Pharmaceuticals, Inc. (a)                       16,899        $   140,431       0.02%
Merck & Co., Inc.                                   369,189        $11,950,649       1.30%
Mylan Laboratories, Inc.                             14,793        $   262,133       0.03%
Pfizer, Inc.                                        562,198        $14,768,942       1.61%
Sepracor, Inc. (a)                                    3,732        $   214,254       0.02%
                                                                   -----------       ----
TOTAL PHARMACEUTICALS                                              $50,392,260       5.49%
                                                                   -----------       ----
REAL ESTATE
Apartment Investment & Management Co. Class A        15,641        $   581,845       0.06%
Archstone-Smith Trust                                 8,264        $   281,885       0.03%
Equity Residential                                   23,830        $   767,565       0.08%
Plum Creek Timber Co., Inc.                           7,494        $   267,536       0.03%
Simon Property Group, Inc.                           18,690        $ 1,132,241       0.12%
Weingarten Realty Investors                           3,769        $   130,068       0.01%
                                                                   -----------       ----
TOTAL REAL ESTATE                                                  $ 3,161,140       0.33%
                                                                   -----------       ----
ROAD & RAIL
Burlington Northern Santa Fe Corp.                   96,210        $ 5,188,605       0.56%
CSX Corp.                                            18,582        $   773,941       0.08%
Norfolk Southern Corp.                               92,938        $ 3,443,353       0.37%
Swift Transportation Co., Inc. (a)                   11,980        $   265,238       0.03%
Union Pacific Corp.                                  33,065        $ 2,304,630       0.25%
Werner Enterprises, Inc.                              3,340        $    64,895       0.01%
Yellow Roadway Corp. (a)                              2,149        $   125,802       0.01%
                                                                   -----------       ----
TOTAL ROAD & RAIL                                                  $12,166,464       1.31%
                                                                   -----------       ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT           MARKET VALUE   % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT

Advanced Micro Devices, Inc. (a)                     98,839             $ 1,593,284       0.17%
Altera Corp. (a)                                     15,687             $   310,289       0.03%
Applied Materials, Inc. (a)                          16,874             $   274,202       0.03%
Atmel Corp. (a)                                      70,765             $   208,754       0.02%
Cabot Microelectronics Corp. (a)                      3,159             $    99,129       0.01%
Cree, Inc. (a)                                       12,489             $   271,636       0.03%
Cypress Semiconductor Corp. (a)                       5,316             $    66,982       0.01%
Fairchild Semiconductor International, Inc. (a)      10,056             $   154,159       0.02%
Freescale Semiconductor, Inc. Class B (a)            69,184             $ 1,193,424       0.13%
Integrated Device Technology, Inc. (a)                4,484             $    53,943       0.01%
Intel Corp.                                         404,230             $ 9,390,263       1.02%
Lam Research Corp. (a)                               29,001             $   836,969       0.09%
Maxim Integrated Products, Inc.                      21,523             $   879,645       0.10%
Micron Technology, Inc. (a)                         101,003             $ 1,044,372       0.11%
National Semiconductor Corp.                         15,670             $   322,959       0.04%
Texas Instruments, Inc.                             159,489             $ 4,065,374       0.44%
                                                                        -----------       ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                          $20,765,384       2.26%
                                                                        -----------       ----

SOFTWARE
Activision, Inc. (a)                                  7,815             $   115,657       0.01%
Adobe Systems, Inc.                                  38,648             $ 2,595,986       0.28%
Autodesk, Inc.                                       58,409             $ 1,738,253       0.19%
BMC Software, Inc. (a)                               56,250             $   843,750       0.09%
Citrix Systems, Inc. (a)                             35,598             $   847,944       0.09%
Computer Associates International, Inc.              23,985             $   649,993       0.07%
Compuware Corp. (a)                                  63,318             $   455,890       0.05%
Electronic Arts, Inc. (a)                            12,820             $   663,820       0.07%
Intuit, Inc. (a)                                     23,994             $ 1,050,218       0.11%
Macromedia, Inc. (a)                                 19,004             $   636,634       0.07%
Macrovision Corp. (a)                                 4,198             $    95,672       0.01%
McAfee, Inc. (a)                                     33,847             $   763,589       0.08%
Mercury Interactive Corp. (a)                         3,728             $   176,633       0.02%
Microsoft Corp.                                     668,443             $16,156,268       1.76%
Parametric Technology Corp. (a)                      30,684             $   171,523       0.02%
Reynolds & Reynolds Co. (The) Class A                 2,750             $    74,414       0.01%
Sybase, Inc. (a)                                      8,130             $   150,079       0.02%
Synopsys, Inc. (a)                                   39,124             $   708,145       0.08%
VERITAS Software Corp. (a)                           88,700             $ 2,059,614       0.22%
Wind River Systems, Inc. (a)                            570             $     8,596       0.00%(b)
                                                                        -----------       ----
TOTAL SOFTWARE                                                          $29,962,678       3.25%
                                                                        -----------       ----

                                              SHARES / PRINCIPAL
                                                  AMOUNT               MARKET VALUE   % NET ASSETS
SPECIALTY RETAIL
Abercrombie & Fitch Co. Class A                      23,149             $ 1,325,049       0.14%
American Eagle Outfitters, Inc.                      35,855             $ 1,059,515       0.12%
AutoZone, Inc. (a)                                    3,368             $   288,637       0.03%
Barnes & Noble, Inc. (a)                             14,736             $   508,243       0.06%
Borders Group, Inc.                                  11,510             $   306,397       0.03%
Circuit City Stores, Inc.                            43,720             $   701,705       0.08%
Claire's Stores, Inc.                                 4,235             $    97,574       0.01%
Gap, Inc. (The)                                      36,597             $   799,278       0.09%
Home Depot, Inc. (The)                               83,123             $ 3,178,623       0.35%
Limited Brands, Inc.                                 71,424             $ 1,735,603       0.19%
Michaels Stores, Inc.                                34,601             $ 1,256,016       0.14%
Office Depot, Inc. (a)                               63,777             $ 1,414,575       0.15%
Payless ShoeSource, Inc. (a)                         17,556             $   277,210       0.03%
Rent-A-Center, Inc. (a)                               3,082             $    84,169       0.01%
Sherwin-Williams Co. (The)                            6,076             $   267,283       0.03%
Staples, Inc.                                        21,838             $   686,368       0.07%
Toys "R" Us, Inc. (a)                                48,374             $ 1,246,115       0.14%
                                                                        -----------       ----
TOTAL SPECIALTY RETAIL                                                  $15,232,360       1.67%
                                                                        -----------       ----
THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                         122,227             $ 3,967,490       0.43%
Federal Home Loan Mortgage Corp.                    141,826             $ 8,963,404       0.98%
Federal National Mortgage Association               167,796             $ 9,136,493       0.99%
Independence Community Bank Corp.                     9,173             $   357,747       0.04%
Washington Mutual, Inc.                              67,182             $ 2,653,688       0.29%
Webster Financial Corp.                               4,523             $   205,389       0.02%
                                                                        -----------       ----
TOTAL THRIFTS & MORTGAGE FINANCE                                        $25,284,211       2.75%
                                                                        -----------       ----

                                            SHARES / PRINCIPAL
                                                  AMOUNT                MARKET VALUE  % NET ASSETS
TOBACCO
Altria Group, Inc.                                  210,865             $ 13,788,465       1.50%
Reynolds American, Inc.                              13,123             $  1,057,583       0.12%
UST, Inc.                                            28,309             $  1,463,576       0.16%
                                                                        ------------     ------
TOTAL TOBACCO                                                           $ 16,309,624       1.78%
                                                                        ------------     ------

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                 3,766             $    234,509       0.03%
                                                                        ------------     ------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  $    234,509       0.03%
                                                                        ------------     ------

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc. Class A (a)             504,984             $ 14,351,646       1.56%
Telephone & Data Systems, Inc. (a)                    9,676             $    789,560       0.09%
                                                                        ------------     ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               $ 15,141,206       1.65%
                                                                        ------------     ------
TOTAL COMMON STOCK                                                      $910,592,995      98.97%
                                                                        ------------     ------

INVESTMENT COMPANIES
CAPITAL MARKETS
DIAMONDS Trust Series I                              55,900             $  5,868,382       0.64%
                                                                        ------------     ------
TOTAL CAPITAL MARKETS                                                   $  5,868,382       0.64%
                                                                        ------------     ------
TOTAL INVESTMENT COMPANIES                                              $  5,868,382       0.64%
                                                                        ------------     ------
TOTAL INVESTMENTS
  (Cost $867,944,895) (c)                                               $916,461,377(d)   99.61%

Cash and Other Assets Less Liabilities                                  $  1,901,455       0.39%
                                                                        ------------     ------
NET ASSETS                                                              $918,362,832     100.00%
                                                                        ============     ======

(a)  Non-income producing security.

(b)  Less than one tenth of a percent.

(c)  The cost for federal income tax purposes is $872,653,591.

(d) At March 31, 2005 net unrealized appreciation was $43,807,786, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $87,042,599 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $43,234,813.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                           SHARES / PRINCIPAL
                                                  AMOUNT        MARKET VALUE  % NET ASSETS
MAINSTAY VP CONVERTIBLE PORTFOLIO
COMMON STOCK
CAPITAL MARKETS
Bank of New York Co., Inc. (The)                  85,100        $ 2,472,155       0.70%
                                                                -----------       ----
TOTAL CAPITAL MARKETS                                           $ 2,472,155       0.70%
                                                                -----------       ----

CONSTRUCTION & ENGINEERING
Dycom Industries, Inc.                            57,500        $ 1,321,925       0.38%
                                                                -----------       ----
TOTAL CONSTRUCTION & ENGINEERING                                $ 1,321,925       0.38%
                                                                -----------       ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                   27,974        $ 1,257,152       0.36%
                                                                -----------       ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                            $ 1,257,152       0.36%
                                                                -----------       ----

ENERGY EQUIPMENT & SERVICES
BJ Services Co.                                   34,200        $ 1,774,296       0.51%
Cooper Cameron Corp. (a)                          34,300        $ 1,962,303       0.56%
Grant Prideco, Inc. (a)                           56,000        $ 1,352,960       0.38%
Input/Output, Inc. (a)(e)                        103,100        $   664,995       0.19%
Rowan Cos., Inc. (a)                             111,800        $ 3,346,174       0.95%
Tidewater, Inc.                                  101,600        $ 3,948,176       1.12%
Transocean, Inc (a)                               74,200        $ 3,818,332       1.09%
                                                                -----------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                               $16,867,236       4.80%
                                                                -----------       ----

HOTELS, RESTAURANTS & LEISURE
FHC Delaware, Inc. (a)(o)                          6,624        $        66       0.00%(b)
                                                                -----------       ----
TOTAL HOTELS, RESTAURANTS & LEISURE                             $        66       0.00%(b)
                                                                -----------       ----

MEDIA
Time Warner, Inc. (a)                             20,400        $   358,020       0.10%
                                                                -----------       ----
TOTAL MEDIA                                                     $   358,020       0.10%
                                                                -----------       ----

                                           SHARES / PRINCIPAL
                                                  AMOUNT       MARKET VALUE  % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                               125,200       $ 2,050,776       0.58%
                                                                -----------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                       $ 2,050,776       0.58%
                                                                -----------       ----

PAPER & FOREST PRODUCTS
International Paper Co.                            14,800       $   544,492       0.15%
                                                                -----------       ----
TOTAL PAPER & FOREST PRODUCTS                                   $   544,492       0.15%
                                                                -----------       ----

PHARMACEUTICALS
Merck & Co., Inc.                                  65,200       $ 2,110,524       0.60%
                                                                -----------       ----
TOTAL PHARMACEUTICALS                                           $ 2,110,524       0.60%
                                                                -----------       ----

SOFTWARE
Microsoft Corp.                                    55,100       $ 1,331,767       0.38%
                                                                -----------       ----
TOTAL SOFTWARE                                                  $ 1,331,767       0.38%
                                                                -----------       ----
TOTAL COMMON STOCK                                              $28,314,113       8.05%
                                                                -----------       ----

CONVERTIBLE BOND
BIOTECHNOLOGY
Invitrogen Corp.                              $ 3,935,000       $ 3,541,500       1.01%
  1.50%, due 2/15/24 (e)
                                                                -----------       ----
TOTAL BIOTECHNOLOGY                                             $ 3,541,500       1.01%
                                                                -----------       ----

CAPITAL MARKETS
Affiliated Managers Group, Inc.               $ 1,870,000       $ 2,068,688       0.59%
  0.00%, due 5/7/21 (f)
Credit Suiss First Boston New York            $ 3,670,000       $ 3,344,288       0.95%
  0.50%, due 3/21/11 (c)
Merrill Lynch & Co., Inc.                     $ 1,290,000       $ 1,294,838       0.37%
  0.00%, due 3/13/32 (d)(f)
Merrill Lynch & Co., Inc. Series DOW          $ 2,320,000       $ 3,192,900       0.91%
  0.25%, due 5/17/10 (c)(g)
Morgan Stanley Series JPM                     $ 3,020,000       $ 2,680,250       0.76%
  0.30%, due 7/30/11 (g)
                                                                -----------       ----
TOTAL CAPITAL MARKETS                                           $12,580,964       3.58%
                                                                -----------       ----

COMMERCIAL BANKS
Wells Fargo & Co.                             $ 2,715,000       $ 2,700,420       0.77%
  2.493%, due 5/1/33 (d)
                                                                -----------       ----
TOTAL COMMERCIAL BANKS                                          $ 2,700,420       0.77%
                                                                -----------       ----

                                             SHARES / PRINCIPAL
                                                  AMOUNT                MARKET VALUE  % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
 Waste Connections, Inc.                        $ 1,565,000             $ 1,807,575       0.51%
   2.66%, due 5/1/22 (d)
                                                                        -----------       ----
 TOTAL COMMERCIAL SERVICES & SUPPLIES                                   $ 1,807,575       0.51%
                                                                        -----------       ----

 COMMUNICATIONS EQUIPMENT
 AudioCodes Ltd.                                $   905,000             $   825,813       0.23%
   2.00%, due 11/9/24 (c)
 Brocade Communications Systems, Inc.           $ 1,745,000             $ 1,677,382       0.48%
   2.00%, due 1/1/07
 CIENA Corp.                                    $ 2,435,000             $ 2,091,055       0.59%
   3.75%, due 2/1/08 (e)
 Extreme Networks, Inc.                         $ 1,215,000             $ 1,201,331       0.34%
   3.50%, due 12/1/06
 Lucent Technologies, Inc. Series B             $   650,000             $   724,750       0.21%
   2.75%, due 6/15/25
                                                                        -----------       ----
 TOTAL COMMUNICATIONS EQUIPMENT                                         $ 6,520,331       1.85%
                                                                        -----------       ----

 CONSUMER FINANCE
 American Express Co.                           $ 3,375,000             $ 3,467,812       0.99%
   1.85%, due 12/1/33 -- 0.00%,
        beginning 12/1/33 (e)
                                                                        -----------       ----
 TOTAL CONSUMER FINANCE                                                 $ 3,467,812       0.99%
                                                                        -----------       ----

 DIVERSIFIED FINANCIAL SERVICES
 Verizon Global Funding Corp.                   $ 5,755,000             $ 3,553,714       1.01%
   0.00%, due 5/15/21 (e)
                                                                        -----------       ----
 TOTAL DIVERSIFIED FINANCIAL SERVICES                                   $ 3,553,714       1.01%
                                                                        -----------       ----
 DIVERSIFIED TELECOMMUNICATION SERVICES
 At Home Corp.                                  $ 2,335,418             $   338,636       0.10%
   4.75%, due 12/15/06 (h)
                                                                        -----------       ----
 TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           $   338,636       0.10%
                                                                        -----------       ----

 ELECTRIC UTILITIES
 PG&E Corp.                                     $   725,000             $ 1,955,688       0.56%
   9.50%, due 6/30/10
                                                                        -----------       ----
 TOTAL ELECTRIC UTILITIES                                               $ 1,955,688       0.56%
                                                                        -----------       ----

 ELECTRONIC EQUIPMENT & INSTRUMENTS
 Agilent Technologies, Inc.                     $ 2,550,000             $ 2,518,124       0.72%
   3.00%, due 12/1/21
 Flextronics International Ltd.                 $ 2,365,000             $ 2,367,956       0.67%
   1.00%, due 8/1/10 (e)

Vishay Intertechnology, Inc.                    $ 2,220,000             $ 2,175,600       0.62%
  3.625%, due 8/1/23 (e)
                                                                        -----------       ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                $ 7,061,680       2.01%
                                                                        -----------       ----

                                            SHARES / PRINCIPAL
                                                  AMOUNT                MARKET VALUE  % NET ASSETS
ENERGY EQUIPMENT & SERVICES
Cooper Cameron Corp.                            $ 9,875,000             $10,541,563       3.00%
  1.50%, due 5/15/24 (e)
Diamond Offshore Drilling, Inc.                 $ 6,055,000             $ 7,122,193       2.02%
  1.50%, due 4/15/31
Halliburton Co.                                 $ 9,500,000             $12,302,500       3.51%
  3.125%, due 7/15/23
Pride International, Inc.                       $12,785,000             $15,102,281       4.29%
  3.25%, due 5/1/33
Schlumberger Ltd. Series A                      $14,525,000             $15,941,187       4.53%
  1.50%, due 6/1/23
Weatherford International Ltd.                  $ 5,525,000             $ 3,591,250       1.02%
  0.00%, due 6/30/20
                                                                        -----------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                                       $64,600,974       18.37%
                                                                        -----------       ----

FOOD & STAPLES RETAILING
Lehman Brothers Holdings, Inc. Series           $12,640,000             $12,734,800       3.62%
  1.25%, due 3/22/12
SUPERVALU, Inc.                                 $17,370,000             $ 5,992,650       1.70%
  0.00%, due 11/2/31 (e)(f)
                                                                        -----------       ----
TOTAL FOOD & STAPLES RETAILING                                          $18,727,450       5.32%
                                                                        -----------       ----

FOOD PRODUCTS
Bunge Limited Finance Corp.                     $   545,000             $   918,325       0.26%
  3.75%, due 11/15/22
General Mills, Inc.                             $ 1,510,000             $ 1,077,762       0.31%
  0.00%, due 10/28/22
                                                                        -----------       ----
TOTAL FOOD PRODUCTS                                                     $ 1,996,087       0.57%
                                                                        -----------       ----

HEALTH CARE EQUIPMENT & SUPPLIES
ALZA Corp.                                      $ 5,525,000             $ 5,124,437       1.46%
  0.00%, due 7/28/20
Fisher Scientific International, Inc.           $ 2,760,000             $ 3,708,749       1.05%
  2.50%, due 10/1/23 (e)
Fisher Scientific International, Inc.           $ 2,170,000             $ 2,210,687       0.63%
  3.25%, due 3/1/24 (e)
Medtronic, Inc. Series B                        $ 4,740,000             $ 4,751,850       1.35%
  1.25%, due 9/15/21
                                                                        -----------       ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  $15,795,723       4.49%
                                                                        -----------       ----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT          MARKET VALUE        % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
Carnival Corp.                                            $ 8,170,000        $ 6,382,812                1.81%
  1.132%, due 4/29/33 -- 0.00%, beginning 4/29/08
Hilton Hotels Corp.                                       $ 9,080,000        $10,555,499                3.00%
  3.375%, due 4/15/23
International Game Technology                             $ 5,165,000        $ 3,337,881                0.95%
  0.00%, due 1/29/33
                                                                             -----------         -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                          $20,276,192                5.76%
                                                                             -----------         -----------

HOUSEHOLD PRODUCTS
Merrill Lynch & Co., Inc.                                 $ 2,585,000        $ 2,804,725                0.80%
  0.40%, due 4/15/10 (c)(g)
                                                                             -----------         -----------
TOTAL HOUSEHOLD PRODUCTS                                                     $ 2,804,725                0.80%
                                                                             -----------         -----------

INDUSTRIAL CONGLOMERATES
Tyco International Group S.A.                             $ 5,575,000        $ 8,334,625                2.37%
  2.75%, due 1/15/18
                                                                             -----------         -----------
TOTAL INDUSTRIAL CONGLOMERATES                                               $ 8,334,625                2.37%
                                                                             -----------         -----------

INSURANCE
American Equity Investment Life Holding Co.               $ 2,460,000        $ 2,915,100                0.83%
  5.25%, due 12/6/24 (c)
Aon Corp.                                                 $ 4,515,000        $ 5,322,056                1.51%
  3.50%, due 11/15/12 (e)
USF&G Corp.                                               $   930,000        $   773,062                0.22%
  0.00%, due 3/3/09
                                                                             -----------         -----------
TOTAL INSURANCE                                                              $ 9,010,218                2.56%
                                                                             -----------         -----------

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc.                                              $ 2,040,000        $ 3,478,200                0.99%
                                                                             -----------         -----------
  0.00%, due 4/1/08
TOTAL INTERNET SOFTWARE & SERVICES                                           $ 3,478,200                0.99%
                                                                             -----------         -----------

IT SERVICES
DST Systems, Inc.                                         $ 2,845,000        $ 3,346,431                0.95%
  4.125%, due 8/15/23
                                                                             -----------         -----------
TOTAL IT SERVICES                                                            $ 3,346,431                0.95%
                                                                             -----------         -----------

                                                        SHARES / PRINCIPAL
                                                              AMOUNT            MARKET VALUE          % NET ASSETS
MEDIA
Lamar Advertising Co.                                       $ 2,460,000          $ 2,506,125                  0.71%
  2.875%, due 12/31/10 (e)
Liberty Media Corp.                                         $ 1,295,000          $ 1,418,025                  0.40%
  0.75%, due 3/30/23
Liberty Media Corp.                                         $ 2,265,000          $ 1,761,038                  0.50%
  3.50%, due 1/15/31
Sirius Satellite Radio, Inc.                                $   615,000          $   879,450                  0.25%
  2.50%, due 2/15/09
Walt Disney Co. (The)                                       $ 2,560,000          $ 2,825,600                  0.80%
  2.125%, due 4/15/23
                                                                                 -----------           -----------
TOTAL MEDIA                                                                      $ 9,390,238                  2.66%
                                                                                 -----------           -----------

METALS & MINING
Placer Dome, Inc.                                           $   660,000          $   709,500                  0.20%
  2.75%, due 10/15/23
                                                                                 -----------           -----------
TOTAL METALS & MINING                                                            $   709,500                  0.20%
                                                                                 -----------           -----------

MULTI-UTILITIES & UNREGULATED POWER
Reliant Energy, Inc.                                        $ 1,705,000          $ 2,384,868                  0.68%
  5.00%, due 8/15/10
                                                                                 -----------           -----------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                        $ 2,384,868                  0.68%
                                                                                 -----------           -----------

OIL & GAS
Citigroup Global Markets Holdings, Inc. Series XOI          $ 1,245,000          $ 2,231,912                  0.63%
  0.25%, due 2/18/10 (g)
                                                                                 -----------           -----------
TOTAL OIL & GAS                                                                  $ 2,231,912                  0.63%
                                                                                 -----------           -----------

PAPER & FOREST PRODUCTS
International Paper Co.                                     $ 3,055,000          $ 1,691,706                  0.48%
  0.00%, due 6/20/21
Lehman Brothers Holdings, Inc. Series IP                    $ 4,440,000          $ 4,306,800                  1.22%
  0.25%, due 5/8/10 (g)
                                                                                 -----------           -----------
TOTAL PAPER & FOREST PRODUCTS                                                    $ 5,998,506                  1.70%
                                                                                 -----------           -----------

PHARMACEUTICALS
Elan Capital Corp. Ltd.                                     $   420,000          $   300,300                  0.09%
  6.50%, due 11/10/08
IVAX Corp.                                                  $ 1,785,000          $ 2,017,050                  0.57%
  1.875%, due 12/15/24
Teva Pharmaceutical Industries Ltd.                         $ 7,185,000          $10,561,950                  3.00%
  0.375%, due 11/15/22
Teva Pharmacueticals Financial LLC Series A                 $ 2,715,000          $ 2,715,000                  0.77%
  0.50%, due 2/1/24
                                                                                 -----------           -----------
TOTAL PHARMACEUTICALS                                                            $15,594,300                  4.43%
                                                                                 -----------           -----------

                                                     SHARES / PRINCIPAL
                                                           AMOUNT             MARKET VALUE          % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
ASM International N.V.                                  $    875,000          $    899,062                   0.26%
  4.25%, due 12/6/11 (c)
Cymer, Inc.                                             $  1,485,000          $  1,407,037                   0.40%
  3.50%, due 2/15/09
Cypress Semiconductor Corp.                             $  2,815,000          $  3,012,050                   0.86%
  1.25%, due 6/15/08
Vitesse Semiconductor Corp.                             $  1,030,000          $  1,035,150                   0.29%
  1.50%, due 10/1/24
                                                                              ------------           ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                $  6,353,299                   1.81%
                                                                              ------------           ------------

SOFTWARE
Computer Associates International, Inc.                 $  1,170,000          $  1,674,563                   0.48%
  1.625%, due 12/15/09
Sybase, Inc.                                            $  1,670,000          $  1,626,162                   0.46%
  1.75%, due 2/22/25 (c)
                                                                              ------------           ------------
TOTAL SOFTWARE                                                                $  3,300,725                   0.94%
                                                                              ------------           ------------

TRANSPORTATION INFRASTRUCTURE
Morgan Stanley Series CNI                               $  1,155,000          $  1,909,359                   0.54%
  0.00%, due 5/30/10 (g)
                                                                              ------------           ------------
TOTAL TRANSPORTATION INFRASTRUCTURE                                           $  1,909,359                   0.54%
                                                                              ------------           ------------

UTILITIES-ELECTRIC & GAS
Lehman Brothers Holdings, Inc. Series TXU               $  3,715,000          $  4,327,975                   1.23%
  1.00%, due 11/3/11 (g)
                                                                              ------------           ------------
TOTAL UTILITIES-ELECTRIC & GAS                                                $  4,327,975                   1.23%
                                                                              ------------           ------------
TOTAL CONVERTIBLE BOND                                                        $244,099,627                  69.38%
                                                                              ------------           ------------

CONVERTIBLE PREFERRED STOCK
AIRLINES
Continental Air Finance Trust II                              32,800          $    750,298                   0.21%
                                                                              ------------           ------------
TOTAL AIRLINES                                                                $    750,298                   0.21%
                                                                              ------------           ------------

AUTOMOBILES
Ford Motor Co. Captital Trust II                              74,100          $  3,359,694                   0.96%
General Motors Corp. 6.25%, Series C                          75,800          $  1,576,640                   0.45%
                                                                              ------------           ------------
TOTAL AUTOMOBILES                                                             $  4,936,334                   1.41%
                                                                              ------------           ------------

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT           MARKET VALUE         % NET ASSETS
BUILDING PRODUCTS
Owens Corning Capital L.L.C. (c)                                   36,500          $  401,500                 0.11%
                                                                                   ----------           ----------
TOTAL BUILDING PRODUCTS                                                            $  401,500                 0.11%
                                                                                   ----------           ----------

CAPITAL MARKETS
Lehman Brothers Holdings, Inc. 6.25% Series GIS                   122,700          $3,239,280                 0.92%
State Street Corp.                                                  8,100          $1,611,900                 0.46%
                                                                                   ----------           ----------
TOTAL CAPITAL MARKETS                                                              $4,851,180                 1.38%
                                                                                   ----------           ----------

COMMUNICATIONS EQUIPMENT
Lucent Technologies Capital Trust I                                 6,175          $6,431,262                 1.83%
                                                                                   ----------           ----------
TOTAL COMMUNICATIONS EQUIPMENT                                                     $6,431,262                 1.83%
                                                                                   ----------           ----------

ELECTRIC UTILITIES
FPL Group, Inc. (i)                                                39,100          $2,424,591                 0.69%
                                                                                   ----------           ----------
TOTAL ELECTRIC UTILITIES                                                           $2,424,591                 0.69%
                                                                                   ----------           ----------

GOVERNMENT AGENCIES
Federal National Mortgage Association                                  55          $5,154,140                 1.47%
                                                                                   ----------           ----------
TOTAL GOVERNMENT AGENCIES                                                          $5,154,140                 1.47%
                                                                                   ----------           ----------

INSURANCE
Hartford Financial Services Group, Inc. (The) (k)                  40,600          $2,616,670                 0.74%
                                                                                   ----------           ----------
TOTAL INSURANCE                                                                    $2,616,670                 0.74%
                                                                                   ----------           ----------

MEDIA
Interpublic Group of Cos., Inc. (The) 5.375% Series A              16,700          $  759,349                 0.22%
                                                                                   ----------           ----------
TOTAL MEDIA                                                                        $  759,349                 0.22%
                                                                                   ----------           ----------

METALS & MINING
Freeport-McMoRan Copper & Gold, Inc.                                1,775          $1,759,469                 0.50%
                                                                                   ----------           ----------
TOTAL METALS & MINING                                                              $1,759,469                 0.50%
                                                                                   ----------           ----------

MULTI-UTILITIES & UNREGULATED POWER
El Paso Corp. 9.00% (j)                                            30,100          $  893,368                 0.25%
                                                                                   ----------           ----------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                          $  893,368                 0.25%
                                                                                   ----------           ----------

OFFICE ELECTRONICS
Xerox Corp.                                                        13,600          $1,789,488                 0.51%
                                                                                   ----------           ----------
TOTAL OFFICE ELECTRONICS                                                           $1,789,488                 0.51%
                                                                                   ----------           ----------

                                             SHARES / PRINCIPAL
                                                   AMOUNT            MARKET VALUE         % NET ASSETS
OIL & GAS
Amerada Hess Corp. 7.00%                             27,500          $ 2,306,975                  0.66%
Chesapeake Energy Corp. 5.00% (e)                    32,800          $ 4,649,400                  1.32%
                                                                     -----------           -----------
TOTAL OIL & GAS                                                      $ 6,956,375                  1.98%
                                                                     -----------           -----------

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The) 5.875% (l)                    137,200          $ 3,333,960                  0.95%
Sovereign Capital Trust II 4.375%                    55,500          $ 2,629,312                  0.75%
Washington Mutual, Inc. (m)                          30,000          $ 1,574,070                  0.45%
                                                                     -----------           -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                     $ 7,537,342                  2.15%
                                                                     -----------           -----------
TOTAL CONVERTIBLE PREFERRED STOCK                                    $47,261,366                 13.45%
                                                                     -----------           -----------

CORPORATE BONDS
BIOTECHNOLOGY
Genzyme Corp.                                   $ 5,515,000          $ 5,597,725                  1.59%
                                                                     -----------           -----------
  1.25%, due 12/1/23
TOTAL BIOTECHNOLOGY                                                  $ 5,597,725                  1.59%
                                                                     -----------           -----------
TOTAL CORPORATE BONDS                                                $ 5,597,725                  1.59%
                                                                     -----------           -----------

INVESTMENT COMPANIES
CAPITAL MARKETS
S&P 500 Index-SPDR Trust, Series 1 (n)               16,800          $ 1,981,728                  0.56%
                                                                     -----------           -----------
TOTAL CAPITAL MARKETS                                                $ 1,981,728                  0.56%
                                                                     -----------           -----------
TOTAL INVESTMENT COMPANIES                                           $ 1,981,728                  0.56%
                                                                     -----------           -----------

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
General Electric Capital Corp.                  $ 5,000,000          $ 4,991,945                  1.42%
  2.76% due 4/22/05
Rabobank USA Financial Corp.                    $ 3,740,000          $ 3,740,000                  1.06%
  2.77% due 4/1/05
Societe Generale North America                  $ 5,000,000          $ 5,000,000                  1.42%
  2.75% due 4/1/05
Toyota Motor Credit Corp.                       $ 5,000,000          $ 4,996,178                  1.42%
  2.75% due 4/11/05
UBS Finance (Delaware) LLC                      $ 4,015,000          $ 4,015,000                  1.14%
  2.83% due 4/1/05
                                                                     -----------           -----------
TOTAL COMMERCIAL PAPER                                               $22,743,123                  6.46%
                                                                     -----------           -----------

                                                      SHARES / PRINCIPAL
                                                            AMOUNT              MARKET VALUE        % NET ASSETS
INVESTMENT COMPANY
AIM Institutional Funds Group (p)                            1,484,317          $   1,484,317                0.42%
                                                                                -------------       -------------

TOTAL INVESTMENT COMPANY                                                        $   1,484,317                0.42%
                                                                                -------------       -------------

MASTER NOTE
Banc of America Securities LLC
  2.955%, due 4/1/05 (p)                                 $   9,300,000          $   9,300,000                2.64%
                                                                                -------------       -------------
TOTAL MASTER NOTE                                                               $   9,300,000                2.64%
                                                                                -------------       -------------

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  2.9250%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $1,000,081 (p)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $1,146556.82
  and a Market Value of
  $1,020,033.80)                                         $   1,000,000          $   1,000,000                0.28%
                                                                                                    -------------
Dresdner Kleinwort Wasserstein Securities LLC
  2.9449%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $6,250,511 (p)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $6,704,303.57
  and a Market Value of
  $6,537,373.95)                                         $   6,250,000          $   6,250,000                1.78%
                                                                                                    -------------
Merrill Lynch & Co., Inc.
  2.9550%, dated 3/31/05
  due 4/1/05
   Proceeds at Maturity
  $6,086,499 (p)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $5,871,082.72
  and a Market Value of
  $6,390,454.61)                                         $   6,086,000          $   6,086,000                1.78%
                                                                                                    -------------
Morgan Stanley & Co., Inc.
  2.9250%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $13,001,056 (p)
  (Collateralized by Various

  Bonds with a Principal
  Amount of $18,198,439.16
  and a Market Value of
  $13,489,532.38)                                        $  13,000,000             $  13,000,000                         3.70%
                                                                                   -------------                -------------

TOTAL REPURCHASE AGREEMENTS
                                                                                   $  26,336,000                         7.49%
                                                                                   -------------                -------------

TOTAL SHORT-TERM INVESTMENTS
                                                                                   $  59,863,440                        17.01%
                                                                                   -------------                -------------

TOTAL INVESTMENTS
  (Cost $381,888,010) (q)                                       110.05%            $ 387,117,999(r)                    110.05%

Liabilities in Excess of
  Cash and Other Assets                                        (-10.05%)          ($  35,358,459)                     (-10.05%)
                                                         ---------------------------------------                -------------

NET ASSETS                                                      100.00%            $ 351,759,540                       100.00%
                                                         =======================================                =============

(a)   Non-income producing security.

(b)   Less than one hundreth of a percent.

(c)   May be sold to institutional investors only.

(d)   Floating rate. Rate shown is the rate in effect at December 31, 2004.

(e)   Represents a security, or a portion thereof, which is out on loan.

(f) LYON-Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(g) Synthetic Convertible-An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(h)   Issuer in default.

(i) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares acquire shares of common stock at $50.00 by February 16, 2006.

(j) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares acquire shares of common stock at $50.00 by August 16, 2006.

(k) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares acquire shares of common stock at $50.00 by August 16, 2006.

(l) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares acquire shares of common stock at $25.00 by November 16, 2006.

(m) Equity Units-each unit reflects 1 share of preferred security of Washington Mutual plus 1 warrant to buy 1.2081 shares of Washington Mutual common shares at $50.00 by May 3, 2041.

(n) Exchange Traded Fund-Represents a basket of securities that are traded on an exchange.

(o)   Fair valued security.

(p) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(q)   The cost for federal income tax purposes is $ 383,829,030.

(r) At Dec. 31, 2004 net unrealized appreciation was $ 7,171,018 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $19,356,257 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,185,239.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                          SHARES / PRINCIPAL
                                                AMOUNT        MARKET VALUE  % NET ASSETS
LORD ABBETT DEVELOPING GROWTH PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Armor Holdings, Inc. (a)                        6,400         $    237,376      0.48%
Aviall, Inc. (a)                               12,500         $    350,000      0.70%
Curtiss-Wright Corp.                            7,200         $    410,400      0.82%
Hexcel Corp. (a)                               27,200         $    421,872      0.85%
Moog, Inc. Class A (a)                          6,300         $    284,760      0.57%
                                                              ------------      ----
TOTAL AEROSPACE & DEFENSE                                     $  1,704,408      3.42%
                                                              ------------      ----

AIR FREIGHT & LOGISTICS
EGL, Inc. (a)                                  16,700         $    380,760      0.76%
Forward Air Corp.                               8,800         $    374,704      0.75%
                                                              ------------      ----
TOTAL AIR FREIGHT & LOGISTICS                                 $    755,464      1.51%
                                                              ------------      ----

AUTO COMPONENTS
Commercial Vehicle Group, Inc. (a)              8,500         $    170,000      0.34%
                                                              ------------      ----
TOTAL AUTO COMPONENTS                                         $    170,000      0.34%
                                                              ------------      ----

BIOTECHNOLOGY
Abgenix, Inc. (a)                              27,300         $    191,100      0.38%
Affymetrix, Inc. (a)                           16,200         $    694,008      1.39%
CV Therapeutics, Inc. (a)                      11,600         $    236,176      0.47%
Vion Pharmaceuticals, Inc. (a)                 62,000         $    176,700      0.35%
                                                              ------------      ----
TOTAL BIOTECHNOLOGY                                           $  1,297,984      2.59%
                                                              ------------      ----

CAPITAL MARKETS
OptionsXpress Holdings, Inc. (a)               12,300         $    199,137      0.40%
                                                              ------------      ----
TOTAL CAPITAL MARKETS                                         $    199,137      0.40%
                                                              ------------      ----

COMMERCIAL BANKS
Cathay Bancorp, Inc.                            6,600         $    207,900      0.42%
CoBiz, Inc.                                     7,200         $    139,536      0.28%
East West Bancorp, Inc.                         6,800         $    251,056      0.50%
Silicon Valley Bancshares (a)                   9,300         $    409,758      0.82%
Southwest Bancorporation of Texas, Inc.        13,600         $    249,560      0.50%
                                                              ------------      ----
TOTAL COMMERCIAL BANKS                                        $  1,257,810      2.52%
                                                              ------------      ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
51job, Inc. ADR (a)                                 10,900        $      185,191      0.37%
Bright Horizons Family Solutions (a)                18,400        $      620,816      1.24%
Charles River Associates, Inc. (a)                   8,600        $      424,410      0.85%
Corporate Executive Board Co. (The)                 10,100        $      645,895      1.29%
Healthcare Services Group, Inc.                     11,050        $      267,963      0.54%
Heidrick & Struggles International, Inc. (a)        11,100        $      408,147      0.82%
Navigant Consulting Co. (a)                         27,900        $      759,717      1.52%
Resources Connection, Inc. (a)                      36,900        $      772,317      1.55%
Strayer Education, Inc.                              2,400        $      271,968      0.55%
Universal Technical Institute, Inc. (a)              6,900        $      253,920      0.51%
                                                                  --------------      ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                              $    4,610,344      9.24%
                                                                  --------------      ----

COMMUNICATIONS EQUIPMENT
Plantronics, Inc.                                    7,100        $      270,368      0.54%
                                                                  --------------      ----
TOTAL COMMUNICATIONS EQUIPMENT                                    $      270,368      0.54%
                                                                  --------------      ----

COMPUTERS & PERIPHERALS
Avid Technology, Inc. (a)                            5,900        $      319,308      0.64%
                                                                  --------------      ----
TOTAL COMPUTERS & PERIPHERALS                                     $      319,308      0.64%
                                                                  --------------      ----

CONSTRUCTION & ENGINEERING
Dycom Industries, Inc. (a)                          10,400        $      239,096      0.48%
                                                                  --------------      ----
TOTAL CONSTRUCTION & ENGINEERING                                  $      239,096      0.48%
                                                                  --------------      ----

DIVERSIFIED FINANCIAL SERVICES
International Securities Exchange, Inc. (a)          3,200        $       83,200      0.17%
                                                                  --------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                              $       83,200      0.17%
                                                                  --------------      ----

ELECTRICAL EQUIPMENT
Ultralife Batteries, Inc. (a)                       17,000        $      291,040      0.58%
                                                                  --------------      ----
TOTAL ELECTRICAL EQUIPMENT                                        $      291,040      0.58%
                                                                  --------------      ----

ELECTRONIC EQUIPMENT & INSTRUMENTS

Cognex Corp.                                        16,400        $      408,032      0.82%
Rogers Corp. (a)                                     3,700        $      148,000      0.30%
ScanSource, Inc. (a)                                 4,600        $      238,418      0.48%
Trimble Navigation Ltd. (a)                         14,700        $      497,008      1.00%
                                                                  --------------      ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          $    1,291,458      2.60%
                                                                  --------------      ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
ENERGY EQUIPMENT & SERVICES
Atwood Oceanics, Inc. (a)                            5,000        $      332,700      0.67%
Cal Dive International, Inc. (a)                    15,800        $      715,740      1.43%
Hydril (a)                                           9,300        $      543,213      1.09%
Unit Corp. (a)                                      18,000        $      813,060      1.63%
                                                                  --------------      ----
TOTAL ENERGY EQUIPMENT & SERVICES                                 $    2,404,713      4.82%
                                                                  --------------      ----

FOOD & STAPLES RETAILING
United Natural Foods, Inc. (a)                      17,700        $      506,751      1.02%
                                                                  --------------      ----
TOTAL FOOD & STAPLES RETAILING                                    $      506,751      1.02%
                                                                  --------------      ----

FOOD PRODUCTS
Ralcorp Holdings, Inc. (a)                           5,600        $      265,160      0.53%
                                                                  --------------      ----
TOTAL FOOD PRODUCTS                                               $      265,160      0.53%
                                                                  --------------      ----

HEALTH CARE EQUIPMENT & SUPPLIES
American Medical Systems Holdings, Inc. (a)         21,800        $      374,524      0.75%
ArthroCare Corp. (a)                                16,900        $      481,650      0.97%
Hologic, Inc. (a)                                    7,400        $      235,874      0.47%
Integra LifeSciences Holdings (a)                   12,000        $      422,640      0.85%
Intuitive Surgical, Inc. (a)                         7,400        $      336,478      0.67%
Kyphon, Inc. (a)                                    13,900        $      349,863      0.70%
Molecular Devices Corp. (a)                         11,100        $      210,900      0.42%
Sybron Dental Specialties, Inc. (a)                 17,700        $      635,430      1.27%
Ventana Medical Systems, Inc. (a)                    9,700        $      363,362      0.73%
                                                                  --------------      ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            $    3,410,721      6.83%
                                                                  --------------      ----

HEALTH CARE PROVIDERS & SERVICES
Advisory Board Co. (The) (a)                        10,000        $      437,000      0.88%
AMERIGROUP Corp. (a)                                 9,100        $      332,696      0.67%
Centene Corp. (a)                                   18,600        $      557,814      1.12%
LabOne, Inc. (a)                                    11,100        $      382,728      0.77%
SFBC International, Inc. (a)                         9,900        $      348,876      0.70%
Sierra Health Services, Inc. (a)                    11,500        $      734,160      1.47%
Symbion, Inc. (a)                                   17,800        $      380,386      0.76%
WellCare Health Plans, Inc. (a)                      8,300        $      252,818      0.51%
                                                                  --------------      ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                            $    3,426,478      6.88%
                                                                  --------------      ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
Mikohn Gaming Corp. (a)                             24,000        $      301,440      0.60%
P.F. Chang's China Bistro, Inc. (a)                  7,100        $      424,580      0.85%
RARE Hospitality International, Inc. (a)            13,300        $      410,704      0.82%
Scientific Games Corp. (a)                          33,300        $      760,905      1.53%
Shuffle Master, Inc. (a)                            28,800        $      834,048      1.67%
Sonic Corp. (a)                                     15,500        $      517,700      1.04%
                                                                  --------------      ----
TOTAL HOTELS, RESTAURANTS & LEISURE                               $    3,249,377      6.51%
                                                                  --------------      ----

INSURANCE
ProAssurance Corp. (a)                               5,400        $      213,300      0.43%
                                                                  --------------      ----
TOTAL INSURANCE                                                   $      213,300      0.43%
                                                                  --------------      ----

INTERNET & CATALOG RETAIL
Blue Nile, Inc. (a)                                  9,400        $      259,910      0.52%
Overstock.com, Inc. (a)                              6,000        $      257,940      0.52%
SINA Corp. (a)                                      18,400        $      571,504      1.15%
Stamps.com, Inc. (a)                                19,000        $      315,400      0.63%
                                                                  --------------      ----
TOTAL INTERNET & CATALOG RETAIL                                   $    1,404,754      2.82%
                                                                  --------------      ----

INTERNET SOFTWARE & SERVICES
aQuantive, Inc. (a)                                 37,700        $      417,339      0.84%
Digitas, Inc. (a)                                   47,000        $      474,700      0.95%
Niku Corp. (a)                                      11,800        $      212,990      0.43%
Openwave Systems, Inc. (a)                          23,200        $      282,808      0.57%
                                                                  --------------      ----
TOTAL INTERNET SOFTWARE & SERVICES                                $    1,387,837      2.79%
                                                                  --------------      ----

IT SERVICES
CACI International, Inc. (a)                        10,200        $      563,346      1.13%
Euronet Worldwide, Inc. (a)                         14,800        $      422,540      0.85%
Kanbay International, Inc. (a)                       9,500        $      194,370      0.39%
RightNow Technologies, Inc. (a)                     21,000        $      257,460      0.52%
Sapient Corp. (a)                                   15,200        $      111,644      0.22%
SRA International, Inc. (a)                         12,000        $      723,000      1.45%
                                                                  --------------      ----
TOTAL IT SERVICES                                                 $    2,272,360      4.56%
                                                                  --------------      ----

LEISURE EQUIPMENT & PRODUCTS
Marvel Enterprises, Inc. (a)                        20,900        $      418,000      0.84%
                                                                  --------------      ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                $      418,000      0.84%
                                                                  --------------      ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE   % NET ASSETS
MACHINERY
Ceradyne, Inc. (a)                                   7,800        $      174,486      0.35%
CLARCOR, Inc.                                        4,200        $      218,232      0.44%
Joy Global, Inc.                                    18,800        $      659,128      1.32%
Nordson Corp.                                        6,000        $      220,920      0.44%
                                                                  --------------      ----
TOTAL MACHINERY                                                   $    1,272,766      2.55%
                                                                  --------------      ----
MEDIA
Greenfield Online, Inc. (a)                         11,800        $      231,870      0.46%
                                                                  --------------      ----
TOTAL MEDIA                                                       $      231,870      0.46%
                                                                  --------------      ----
METALS & MINING
Alpha Natural Resources, Inc. (a)                   11,200        $      321,104      0.64%
Foundation Coal Holdings, Inc.                      20,500        $      481,955      0.97%
Steel Dynamics, Inc.                                15,400        $      530,530      1.06%
Titanium Metals Corp. (a)                            7,500        $      270,000      0.54%
                                                                  --------------      ----
TOTAL METALS & MINING                                             $    1,603,589      3.21%
                                                                  --------------      ----

OIL & GAS
Bill Barrett Corp. (a)                               9,900        $      286,209      0.57%
Denbury Resources, Inc. (a)                         13,800        $      486,174      0.97%
Encore Acquisition Co. (a)                           8,600        $      355,180      0.71%
KCS Energy, Inc. (a)                                24,800        $      380,928      0.76%
Penn Virginia Corp.                                  6,600        $      302,940      0.61%
                                                                  --------------      ----
TOTAL OIL & GAS                                                   $    1,811,431      3.62%
                                                                  --------------      ----
PERSONAL PRODUCTS
Nu Skin Enterprises, Inc.                           10,100        $      227,351      0.46%
                                                                  --------------      ----
TOTAL PERSONAL PRODUCTS                                           $      227,351      0.46%
                                                                  --------------      ----

PHARMACEUTICALS
Bone Care International, Inc. (a)                   11,000        $      285,340      0.57%
Kos Pharmaceuticals, Inc. (a)                        7,900        $      329,272      0.66%
K-V Pharmaceutical Co. (a)                          27,000        $      626,400      1.26%
Noven Pharmaceuticals, Inc. (a)                     15,800        $      267,968      0.54%
PRA Interational (a)                                13,000        $      350,090      0.70%
                                                                  --------------      ----
TOTAL PHARMACEUTICALS                                             $    1,859,070      3.73%
                                                                  --------------      ----

                                                     SHARES / PRINCIPAL
                                                           AMOUNT         MARKET VALUE  % NET ASSETS
REAL ESTATE
Jones Lang LaSalle, Inc. (a)                              11,400         $     531,810      1.07%
                                                                         -------------      ----
TOTAL REAL ESTATE                                                        $     531,810      1.07%
                                                                         -------------      ----

ROAD & RAIL
Landstar System, Inc. (a)                                 14,600         $     478,150      0.96%
                                                                         -------------      ----
TOTAL ROAD & RAIL                                                        $     478,150      0.96%
                                                                         -------------      ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
ATMI, Inc. (a)                                            12,400         $     310,496      0.62%
Microsemi Corp. (a)                                       26,200         $     426,798      0.86%
PortalPlayer, Inc. (a)                                     6,830         $     155,929      0.31%
Trident Microsystems, Inc. (a)                            12,300         $     217,464      0.44%
Varian Semiconductor Equipment Associates, Inc. (a)        7,100         $     269,871      0.54%
                                                                         -------------      ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                           $   1,380,558      2.77%
                                                                         -------------      ----

SOFTWARE
Altiris, Inc.                                              9,200         $     219,420      0.44%
Blackboard, Inc. (a)                                      17,800         $     310,432      0.62%
Kronos, Inc. (a)                                          12,050         $     615,876      1.23%
Micro Strategy, Inc. (a)                                   4,700         $     255,069      0.51%
Salesforce.com, Inc. (a)                                  16,100         $     241,339      0.48%
SS&C Technologies, Inc.                                   13,600         $     310,080      0.62%
TIBCO Software, Inc. (a)                                  28,200         $     210,090      0.42%
Ultimate Software Group (a)                               14,800         $     236,504      0.47%
Wind River Systems, Inc. (a)                              33,600         $     506,688      1.02%
Witness Systems, Inc. (a)                                 17,000         $     298,350      0.60%
                                                                         -------------      ----
TOTAL SOFTWARE                                                           $   3,203,848      6.41%
                                                                         -------------      ----

SPECIALTY RETAIL
Cache, Inc. (a)                                           16,600         $     224,930      0.45%
Guess?, Inc. (a)                                          14,900         $     204,130      0.41%
Jos. A. Bank Clothiers, Inc. (a)                          10,600         $     310,580      0.62%
Pacific Sunwear of California, Inc. (a)                   31,400         $     878,572      1.76%
                                                                         -------------      ----
TOTAL SPECIALTY RETAIL                                                   $   1,618,212      3.24%
                                                                         -------------      ----

                                                     SHARES / PRINCIPAL
                                                           AMOUNT         MARKET VALUE      % NET ASSETS
TEXTILES, APPAREL & LUXURY GOODS
Fossil, Inc. (a)                                           9,650         $     250,175          0.50%
Quiksilver, Inc. (a)                                      13,200         $     383,196          0.77%
Warnaco Group, Inc. (The) (a)                             21,400         $     514,456          1.03%
                                                                         -------------        ------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                   $   1,147,827          2.30%
                                                                         -------------        ------
TOTAL COMMON STOCK                                                       $  46,815,550         93.84%
                                                                         -------------        ------
SHORT-TERM INVESTMENT
TIME DEPOSIT
Cayman Bank of New York
  1.875%, due 4/1/05                                 $ 3,166,000         $   3,166,000          6.35%
                                                                         -------------        ------
TOTAL SHORT-TERM INVESTMENT                                              $   3,166,000          6.35%
                                                                         -------------        ------
Total Investments
  (Cost $46,330,744) (c)                                                 $  49,981,550 (d)    100.19%
                                                                         -------------        ------
Liabilities in Excess of
  Cash and Other Assets                                                      ($87,896)         -0.19%
                                                                         -------------        ------
NET ASSETS                                                               $  49,893,654        100.00%
                                                                         =============        ======

(a) Non-income producing security.
(b) ADR - American Depositary Receipt.
(c) The cost for federal income tax purposes is $46,522,836.
(d) At March 31, 2005 net unrealized appreciation was $3,458,714 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,337,637 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,878,923.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                 SHARES / PRINCIPAL
                                       AMOUNT         MARKET VALUE  % NET ASSETS
EAGLE GROWTH EQUITY PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
United Technologies Corp.              25,700         $  2,612,662      2.01%
                                                      ------------      ----
TOTAL AEROSPACE & DEFENSE                             $  2,612,662      2.01%
                                                      ------------      ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                            15,500         $  1,456,225      1.12%
                                                      ------------      ----
TOTAL AIR FREIGHT & LOGISTICS                         $  1,456,225      1.12%
                                                      ------------      ----

BEVERAGES
Coca-Cola Co. (The)                   107,100         $  4,462,857      3.43%
                                                      ------------      ----
TOTAL BEVERAGES                                       $  4,462,857      3.43%
                                                      ------------      ----

BIOTECHNOLOGY
Amgen, Inc. (a)                        11,100         $    646,131      0.50%
Genzyme Corp. (a)                      37,150         $  2,126,466      1.63%
                                                      ------------      ----
TOTAL BIOTECHNOLOGY                                   $  2,772,597      2.13%
                                                      ------------      ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)        24,000         $  2,639,760      2.03%
                                                      ------------      ----
TOTAL CAPITAL MARKETS                                 $  2,639,760      2.03%
                                                      ------------      ----

COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)                       265,050         $  3,095,784      2.38%
Cisco Systems, Inc. (a)                73,150         $  1,308,653      1.00%
QUALCOMM, Inc.                         84,050         $  3,080,433      2.36%
                                                      ------------      ----
TOTAL COMMUNICATIONS EQUIPMENT                        $  7,484,870      5.74%
                                                      ------------      ----

                                           SHARES / PRINCIPAL
                                                  AMOUNT         MARKET VALUE  % NET ASSETS
COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                   172,400        $   6,623,608      5.08%
EMC Corp. (a)                                    174,750        $   2,152,920      1.65%
Research In Motion Ltd. (a)                       43,400        $   3,316,628      2.55%
                                                                -------------      ----
TOTAL COMPUTERS & PERIPHERALS                                   $  12,093,156      9.28%
                                                                -------------      ----

CONSUMER FINANCE
American Express Co.                              30,200        $   1,551,374      1.19%
                                                                -------------      ----
TOTAL CONSUMER FINANCE                                          $   1,551,374      1.19%
                                                                -------------      ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                   75,083        $   3,374,230      2.59%
                                                                -------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                            $   3,374,230      2.59%
                                                                -------------      ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                              37,000        $   2,402,410      1.84%
                                                                -------------      ----
TOTAL ELECTRICAL EQUIPMENT                                      $   2,402,410      1.84%
                                                                -------------      ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Symbol Technologies, Inc.                        133,950        $   1,940,935      1.49%
                                                                -------------      ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        $   1,940,935      1.49%
                                                                -------------      ----
ENERGY EQUIPMENT & SERVICES

ENSCO International, Inc.                         49,750        $   1,873,585      1.44%
Halliburton Co.                                   87,800        $   3,797,350      2.92%
                                                                -------------      ----
TOTAL ENERGY EQUIPMENT & SERVICES                               $   5,670,935      4.36%
                                                                -------------      ----

FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc.                             81,150        $   4,066,426      3.12%
                                                                -------------      ----
TOTAL FOOD & STAPLES RETAILING                                  $   4,066,426      3.12%
                                                                -------------      ----

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                       92,050        $   2,696,144      2.07%
Cyberonics, Inc. (a)                              10,700        $     472,619      0.36%
Zimmer Holdings, Inc. (a)                         10,150        $     789,772      0.61%
                                                                -------------      ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                          $   3,958,535      3.04%
                                                                -------------      ----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                             68,300        $   2,716,974      2.09%
UnitedHealth Group, Inc.                          22,900        $   2,184,202      1.68%
                                                                -------------      ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                          $   4,901,176      3.77%
                                                                -------------      ----

                                           SHARES / PRINCIPAL
                                                 AMOUNT          MARKET VALUE   % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
Harrah's Entertainment, Inc.                      57,100        $   3,687,518      2.83%
McDonald's Corp.                                 167,950        $   5,229,963      4.01%
                                                                -------------      ----
TOTAL HOTELS, RESTAURANTS & LEISURE                             $   8,917,481      6.84%
                                                                -------------      ----

INDUSTRIAL CONGLOMERATES
General Electric Co.                             138,850        $   5,006,931      3.84%
                                                                -------------      ----
TOTAL INDUSTRIAL CONGLOMERATES                                  $   5,006,931      3.84%
                                                                -------------      ----

INSURANCE
American International Group, Inc.                37,050        $   2,052,940      1.58%
                                                                -------------      ----
TOTAL INSURANCE                                                 $   2,052,940      1.58%
                                                                -------------      ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                    34,800        $   1,296,648      1.00%
                                                                -------------      ----
TOTAL INTERNET & CATALOG RETAIL                                 $   1,296,648      1.00%
                                                                -------------      ----

INTERNET SOFTWARE & SERVICES
Google, Inc. (a)                                  15,300        $   2,761,803      2.12%
VeriSign, Inc. (a)                                39,800        $   1,142,260      0.88%
Yahoo!, Inc. (a)                                  70,350        $   2,384,865      1.83%
                                                                -------------      ----
TOTAL INTERNET SOFTWARE & SERVICES                              $   6,288,928      4.83%
                                                                -------------      ----

IT SERVICES
Fiserv, Inc. (a)                                  63,750        $   2,537,250      1.95%
                                                                -------------      ----
TOTAL IT SERVICES                                               $   2,537,250      1.95%
                                                                -------------      ----

MEDIA
News Corp. Ltd. (The) Class A                    126,200        $   2,196,024      1.69%
Time Warner, Inc. (a)                            110,900        $   1,946,295      1.49%
                                                                -------------      ----
TOTAL MEDIA                                                     $   4,142,319      3.18%
                                                                -------------      ----

MULTILINE RETAIL
Target Corp.                                      63,750        $   3,188,775      2.45%
                                                                -------------      ----
TOTAL MULTILINE RETAIL                                          $   3,188,775      2.45%
                                                                -------------      ----

PHARMACEUTICALS
Johnson & Johnson                                 64,500        $   4,331,820      3.33%
Lilly (Eli) & Co.                                 12,500        $     651,250      0.50%
Pfizer, Inc.                                     155,300        $   4,079,731      3.13%
                                                                -------------      ----
TOTAL PHARMACEUTICALS                                           $   9,062,801      6.96%
                                                                -------------      ----

                                                 SHARES / PRINCIPAL
                                                        AMOUNT       MARKET VALUE      % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Altera Corp. (a)                                        60,550       $  1,197,679          0.92%
Applied Materials, Inc. (a)                            158,350       $  2,573,188          1.98%
Broadcom Corp. (a)                                     109,650       $  3,280,728          2.52%
Entegris, Inc. (a)                                     169,450       $  1,675,860          1.29%
Intel Corp.                                            153,000       $  3,554,190          2.73%
Maxim Integrated Products, Inc.                         62,900       $  2,570,723          1.97%
National Semiconductor Corp.                            37,450       $    771,845          0.59%
Texas Instruments, Inc.                                 46,850       $  1,194,206          0.92%
Ultra Clean Holdings, Inc. (a)                         188,500       $  1,149,850          0.88%
                                                                     ------------        ------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                       $ 17,968,269         13.80%
                                                                     ------------        ------

SOFTWARE
Microsoft Corp.                                        223,200       $  5,394,744          4.14%
                                                                     ------------        ------
TOTAL SOFTWARE                                                       $  5,394,744          4.14%
                                                                     ------------        ------

SPECIALTY RETAIL
Home Depot, Inc. (The)                                  56,150       $  2,147,176          1.65%
                                                                     ------------        ------
TOTAL SPECIALTY RETAIL                                               $  2,147,176          1.65%
                                                                     ------------        ------
TOTAL COMMON STOCK                                                   $129,392,412         99.36%
                                                                     ------------        ------

TOTAL INVESTMENTS

 (Cost $129,697,276) (b)                                             $129,392,412 (C)     99.36%
                                                                     ------------        ------

Cash and Other Assets Less Liabilities                               $    872,736          0.64%
                                                                     ------------        ------
NET ASSETS                                                           $130,265,148        100.00%
                                                                     ============        ======

(a) Non-Income producing security.
(b) The cost for federal income tax purposes is $131,776,955.
(c) At March 31, 2005 net unrealized depreciation was $2,384,543 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,189,061 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,573,604.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT         MARKET VALUE  % NET ASSETS
MAINSTAY VP GOVERNMENT PORTFOLIO
CORPORATE ASSET-BACKED
CONSUMER FINANCE
Harley-Davidson Motorcycle Trust Series 2002-1 Class A2     $         2,554,799  $   2,571,174      0.84%
  4.50%, due 1/15/10
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3  $         3,530,000  $   3,495,079      1.14%
  2.27%, due 10/22/07
                                                                                 -------------      ----
TOTAL CONSUMER FINANCE                                                           $   6,066,253      1.98%
                                                                                 -------------      ----

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC               $         1,650,000  $   1,702,566      0.56%
  Series 2002-1 Class A4
  5.55%, due 10/20/23

                                                                                 -------------      ----
TOTAL CONSUMER LOANS                                                             $   1,702,566      0.56%
                                                                                 -------------      ----

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A              $         1,350,000  $   1,372,849      0.45%
  5.30%, due 6/15/09
Massachusetts RRB Special Purpose Trust                     $         2,507,993  $   2,668,499      0.87%
  Series 2001-1 Class A1
  6.53%, due 6/1/13

                                                                                 -------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                             $   4,041,348      1.32%
                                                                                 -------------      ----

MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC                 $         1,150,678  $   1,158,743      0.38%
  Series 2002-1 Class A
  4.58%, due 2/1/08

                                                                                 -------------      ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                        $   1,158,743      0.38%
                                                                                 -------------      ----

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4         $           802,410  $     810,057      0.27%
  6.545%, due 4/7/18
                                                                                 -------------      ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                 $     810,057      0.27%
                                                                                 -------------      ----
Total Corporate Asset-Backed                                                     $  13,778,967      4.51%
                                                                                 -------------      ----

                                      SHARES / PRINCIPAL
                                            AMOUNT           MARKET VALUE   % NET ASSETS
CORPORATE BONDS
COMMERCIAL BANKS
Wachovia Corp.                           $ 1,625,000         $  1,585,527       0.52%
  4.875%, due 2/15/14
                                                             ------------       ----
TOTAL COMMERCIAL BANKS                                       $  1,585,527       0.52%
                                                             ------------       ----

CONSUMER FINANCE
Ford Motor Credit Co.                    $ 1,180,000         $  1,143,084       0.37%
  7.00%, due 10/1/13 (c)
General Motors Acceptance Corp.          $   330,000         $    294,028       0.10%
  6.875%, due 8/28/12
                                                             ------------       ----
TOTAL CONSUMER FINANCE                                       $  1,437,112       0.47%
                                                             ------------       ----

ELECTRIC UTILITIES
Kiowa Power Partners LLC                 $ 2,000,000         $  1,957,140       0.64%
  5.737%, due 3/30/21 (a)
                                                             ------------       ----
TOTAL ELECTRIC UTILITIES                                     $  1,957,140       0.64%
                                                             ------------       ----

INSURANCE
Fund American Cos., Inc.                 $ 1,805,000         $  1,832,631       0.60%
  5.875%, due 5/15/13
                                                             ------------       ----
TOTAL INSURANCE                                              $  1,832,631       0.60%
                                                             ------------       ----

MEDIA
AT&T Broadband Corp.                     $ 1,225,000         $  1,665,412       0.55%
  9.455%, due 11/15/22
Clear Channel Communications, Inc.       $   430,000         $    410,598       0.13%
  5.50%, due 9/15/14
TCI Communications, Inc.                 $ 1,060,000         $  1,325,592       0.43%
  8.75%, due 8/1/15
Tele-Communications, Inc.                $   645,000         $    919,332       0.30%
  10.125%, due 4/15/22
                                                             ------------       ----
TOTAL MEDIA                                                  $  4,320,934       1.41%
                                                             ------------       ----
TOTAL CORPORATE BONDS                                        $ 11,133,344       3.64%
                                                             ------------       ----

CORPORATE CMOS
COMMERCIAL MORTGAGE LOANS
Citigroup Commercial Mortgage
  Trust Series 2004-C2 Class A5          $ 3,000,000         $  2,920,724       0.96%
  4.733%, due 10/15/41
                                                             ------------       ----
TOTAL COMMERCIAL MORTGAGE LOANS                              $  2,920,724       0.96%
                                                             ------------       ----
TOTAL CORPORATE CMOS                                         $  2,920,724       0.96%
                                                             ------------       ----

                                         SHARES / PRINCIPAL
                                               AMOUNT         MARKET VALUE   % NET ASSETS
FEDERAL & GOVERNMENT AGENCY
GOVERNMENT AGENCIES (f)
Hvide Van Ommeren Tankers LLC Series I       $ 2,458,000      $  2,553,862       0.84%
  7.54%, due 12/14/23
Hvide Van Ommeren Tankers LLC Series II      $ 2,438,000      $  2,533,082       0.83%
  7.54%, due 12/14/23
                                                              ------------      -----
TOTAL GOVERNMENT AGENCIES                                     $  5,086,944       1.67%
                                                              ------------      -----
TOTAL FEDERAL & GOVERNMENT AGENCY                             $  5,086,944       1.67%
                                                              ------------      -----

FHLMC
Federal Home Loan Mortgage Corp.             $ 4,493,449      $  4,409,037       1.44%
  5.00%, due 8/1/33 (d)
Federal Home Loan Mortgage Corp.             $14,582,979      $ 14,647,656       4.79%
  5.50%, due 1/1/33 (d)
Federal Home Loan Mortgage Corp.             $ 4,100,000      $  4,080,115       1.34%
  5.25%, due 11/5/12
Federal Home Loan Mortgage Corp.             $ 2,612,354      $  2,495,161       0.82%
  3.00%, due 8/1/10
Federal Home Loan Mortgage Corp.             $ 2,830,000      $  2,768,094       0.91%
  5.00%, due 4/13/35
Federal Home Loan Mortgage Corp.             $ 7,000,000      $  6,853,588       2.24%
  3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.             $ 9,508,728      $  9,336,311       3.06%
  5.00%, due 6/1/33 (d)
Federal Home Loan Mortgage Corp.             $ 2,550,000      $  2,510,934       0.82%
  4.348%, due 3/1/35
                                                              ------------      -----
TOTAL FHLMC                                                   $ 47,100,896      15.42%
                                                              ------------      -----

FNMA
Federal National Mortgage Association        $15,194,854      $ 14,884,018       4.87%
  4.50%, due 7/1/18 (d)
Federal National Mortgage Association        $11,900,000      $ 12,123,125       3.97%
  5.50%, due 4/18/20
Federal National Mortgage Association        $10,965,000      $ 10,978,706       3.59%
  5.50%, due 4/13/35
Federal National Mortgage Association        $ 6,948,859      $  6,971,868       2.28%
  5.50%, due 12/1/33 (d)
Federal National Mortgage Association        $ 7,012,479      $  7,153,300       2.34%
  5.50%, due 11/1/17

                                          SHARES / PRINCIPAL
                                                AMOUNT         MARKET VALUE   % NET ASSETS
Federal National Mortgage Association        $ 5,900,000       $  5,979,490      1.96%
  5.25%, due 8/1/12
Federal National Mortgage Association        $ 6,560,000       $  6,713,904      2.20%
  5.25%, due 4/15/07
Federal National Mortgage Association        $10,081,708       $ 10,090,770      3.30%
  5.00%, due 11/1/17
Federal National Mortgage Association        $10,744,004       $ 10,524,217      3.44%
  4.50%, due 11/1/18 (d)
Federal National Mortgage Association        $ 3,725,000       $  3,568,096      1.17%
  4.375%, due 7/17/13
Federal National Mortgage Association        $ 4,669,042       $  4,627,435      1.51%
  3.354%, due 4/1/34
Federal National Mortgage Association        $ 1,250,000       $  1,240,812      0.41%
  2.80%, due 3/1/19 -- 6.90%, beginning
  3/1/06
Federal National Mortgage Association        $25,660,000       $ 26,221,312      8.58%
  6.00%, due 4/13/35
Federal National Mortgage Association        $ 5,980,000       $  5,828,634      1.91%
  5.00%, due 5/12/35
Federal National Mortgage Association        $ 1,002,509       $  1,057,791      0.35%
  7.00%, due 7/1/31
Federal National Mortgage Association        $ 7,035,000       $  7,156,733      2.34%
  5.50%, due 5/2/06
Federal National Mortgage Association        $ 1,168,325       $  1,250,232      0.41%
  7.50%, due 8/1/31
Federal National Mortgage Association        $ 1,169,933       $  1,256,263      0.41%
  7.50%, due 4/1/31
Federal National Mortgage Association        $   824,682       $    882,497      0.29%
  7.50%, due 1/1/31
Federal National Mortgage Association        $   554,371       $    572,813      0.19%
  6.00%, due 12/1/16
Federal National Mortgage Association        $ 8,300,000       $  9,266,269      3.03%
  7.25%, due 1/15/10
Federal National Mortgage Association        $ 1,807,625       $  1,898,159      0.62%
  7.00%, due 11/1/32
Federal National Mortgage Association        $   745,125       $    786,224      0.26%
  7.00%, due 10/1/32
Federal National Mortgage Association        $12,170,000       $ 13,221,889      4.33%
  6.625%, due 9/15/09
Federal National Mortgage Association        $ 5,010,000       $  6,006,008      1.97%
  6.625%, due 11/15/30
Federal National Mortgage Association        $   649,964       $    675,764      0.22%
  6.50%, due 7/1/32
Federal National Mortgage Association        $   907,276       $    943,641      0.31%
  6.50%, due 10/1/31

                                          SHARES / PRINCIPAL
                                                AMOUNT         MARKET VALUE   % NET ASSETS
Federal National Mortgage Association        $ 4,290,000       $  4,584,011       1.50%
  6.25%, due 2/1/11
Federal National Mortgage Association        $   448,357       $    480,594       0.16%
  7.50%, due 1/1/30
Federal National Mortgage Association
  Grantor Trust Series 2003-T1 Class B       $ 2,660,000       $  2,603,279       0.85%
  4.491%, due 11/25/12
Federal National Mortgage Association
  Series 1998-M6 Class A2                    $ 2,783,827       $  2,910,874       0.95%
  6.32%, due 8/15/08
                                                               ------------      -----
TOTAL FNMA                                                     $182,458,728      59.72%
                                                               ------------      -----

GNMA
Government National Mortgage Association     $ 2,163,141       $  2,262,067       0.74%
  6.50%, due 7/15/32
Government National Mortgage Association     $   814,118       $    873,265       0.29%
  7.50%, due 2/15/32
Government National Mortgage Association     $   344,017       $    369,040       0.12%
  7.50%, due 3/15/32
Government National Mortgage Association     $   437,321       $    457,905       0.15%
  6.50%, due 8/15/28
Government National Mortgage Association     $ 1,987,814       $  2,046,847       0.67%
  6.00%, due 8/15/32
Government National Mortgage Association     $ 2,967,180       $  3,054,532       1.00%
  6.00%, due 10/15/32
Government National Mortgage Association     $   350,933       $    377,214       0.12%
  7.50%, due 12/15/28
Government National Mortgage Association     $   355,466       $    372,139       0.12%
  6.50%, due 7/15/28
                                                               ------------      -----
TOTAL GNMA                                                     $  9,813,009       3.21%
                                                               ------------      -----

REVENUE BONDS
Harris County Texas Industrial
  Development Corp. Solid Waste              $ 1,280,000       $  1,286,298       0.42%
  Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                               ------------      -----
TOTAL REVENUE BONDS                                            $  1,286,298       0.42%
                                                               ------------      -----

                                          SHARES / PRINCIPAL
                                                AMOUNT         MARKET VALUE   % NET ASSETS
U.S. TREASURY BONDS
United States Treasury Bond                  $ 4,250,000       $  4,632,003      1.52%
  5.375%, due 2/15/31 (c)
United States Treasury Bond                  $ 2,965,000       $  3,452,256      1.13%
  6.25%, due 8/15/23 (c)
United States Treasury Bond                  $ 7,570,000       $  9,500,055      3.11%
  6.875%, due 8/15/25 (c)
                                                               ------------      ----
TOTAL U.S. TREASURY BONDS                                      $ 17,584,314      5.76%
                                                               ------------      ----

U.S. TREASURY NOTES
United States Treasury Note                  $ 1,530,000       $  1,641,881      0.54%
  5.75%, due 8/15/10 (c)
United States Treasury Note                  $   600,000       $    644,765      0.21%
  6.00%, due 8/15/09
United States Treasury Note                  $   330,000       $    333,957      0.11%
  4.625%, due 5/15/06
United States Treasury Note TIP              $ 3,000,000       $  3,100,096      1.01%
  2.00%, due 7/15/14
                                                               ------------      ----
TOTAL U.S. TREASURY NOTES                                      $  5,720,699      1.87%
                                                               ------------      ----

SHORT-TERM INVESTMENTS
FEDERAL AGENCIES
Federal Home Loan Banks                      $ 5,000,000       $  5,000,000      1.64%
  2.40% due 4/1/05
Federal Home Loan Banks                      $ 1,930,000       $  1,930,000      0.63%
  2.58% due 4/1/05
Federal Home Loan Banks                      $12,000,000       $ 11,972,615      3.92%
  2.65% due 5/2/05
Federal Home Loan Banks                      $ 8,000,000       $  7,997,035      2.62%
  2.665% due 4/6/05
Freddie Mac Discount Note                    $ 8,490,000       $  8,478,445      2.78%
  2.72% due 4/19/05

                                          SHARES / PRINCIPAL
                                                AMOUNT         MARKET VALUE   % NET ASSETS
Federal National Mortgage Association        $ 8,195,000       $  8,175,723       2.68%
  2.73% due 5/2/05
Federal National Mortgage Association        $15,055,000       $ 15,034,586       4.92%
  2.56% due 4/20/05
Federal National Mortgage Association        $ 2,960,000       $  2,959,359       0.97%
  2.60% due 4/4/05
Federal National Mortgage Association        $ 3,175,000       $  3,172,663       1.04%
  2.65% due 4/11/05
                                                               ------------      -----
TOTAL FEDERAL AGENCIES                                         $ 64,720,426      21.20%
                                                               ------------      -----
Short-Term Investments

INVESTMENT COMPANY
AIM Institutional Funds Group (e)            $   662,016       $    662,016       0.22%
                                                               ------------      -----
Total Investment Company                                       $    662,016       0.22%
                                                               ------------      -----

MASTER NOTE
Banc of America Securities LLC
   2.955%, due 4/1/05 (e)                    $ 9,223,000       $  9,223,000       3.02%
                                                               ------------      -----
Total Master Note                                              $  9,223,000       3.02%
                                                               ------------      -----

REPURCHASE AGREEMENTS
Credit Suisse First Boston Corp.
   2.93%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $1,300,105 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $1,490,524 and a Market Value
   of $1,326,044)                            $ 1,300,000       $  1,300,000       0.43%
                                                               ------------      -----

Deutsche Bank Securities, Inc.
   2.93%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $500,040 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $712,626 and a Market Value
   of $510,000)                              $   500,000       $    500,000       0.16%
                                                               ------------      -----

                                          SHARES / PRINCIPAL
                                                AMOUNT        MARKET VALUE    % NET ASSETS
Dresdner Kleinwort Wasserstein
   Securities LLC
   2.94%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $500,040 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $536,344 and a Market Value
   of $522,990)                              $   500,000       $    500,000       0.16%
                                                              -------------     ------
Merrill Lynch Pierce Fenner & Smith Co.
   2.96%, dated 3/31/05
   due 4/1/2005
   Proceeds at Maturity
   $6,389,554  (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $6,597,492 and a Market Value
   of $7,181,124)                            $ 6,839,000       $  6,839,000       2.24%
                                                              -------------     ------

Morgan Stanley & Co., Inc.
   2.93%, dated 3/31/05
   due 4/1/2005
   Proceeds at Maturity
   $1,477,118 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $2,067,623 and a Market Value
   of $1,532,618)                            $ 1,477,000       $  1,477,000       0.48%
                                                              -------------     ------

Total Repurchase Agreements                                    $ 10,616,000       3.47%
                                                              -------------     ------
Total Short-Term Investments                                     85,221,442      27.89%
                                                              -------------     ------

TOTAL INVESTMENTS
   (Cost $383,842,922) (g)                                     $382,105,368(h)  125.07%
Liabilities in Excess of
    Cash and Other Assets                                     ($ 76,584,771)    -25.07%
                                                              -------------     ------
NET ASSETS                                                     $305,520,597     100.00%
                                                              =============     ======

------------------
(a)   May be sold to institutional investors only.

(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.

(c)   Represents securities out on loan or a portion of which is out on loan.

(d)   Segregated as collateral for TBA.

(e) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(f)   United States Government Guaranteed Security.

(g)   The cost for federal income tax purposes is $383,844,732.

(h) At March 31, 2005 net unrealized depreciation was $1,739.364 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,544,057 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $3,283,421.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE         % NET ASSETS
MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO
COMMON STOCK
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) (a)                              424,400         $ 5,665,740           0.40%
                                                                                  -----------           ----
TOTAL AUTO COMPONENTS                                                             $ 5,665,740           0.40%
                                                                                  -----------           ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ICO Global Communications Holdings Ltd. (a)(e)                    728,403         $ 2,451,076           0.17%
                                                                                  -----------           ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                      $ 2,451,076           0.17%
                                                                                  -----------           ----

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (a)(e)                                            486,384         $   758,759           0.05%
Skilled Healthcare Group, Inc. (a)(e)(h)(l)                         1,691         $    27,056           0.00% (b)
                                                                                  -----------           ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                            $   785,815           0.05%
                                                                                  -----------           ----

INTERNET SOFTWARE & SERVICES
Globix Corp. (a)(e)(h)(l)                                         369,792         $ 1,026,173           0.07%
Remote Dynamics, Inc. (a)                                          72,541         $    75,443           0.01%
                                                                                  -----------           ----
TOTAL INTERNET SOFTWARE & SERVICES                                                $ 1,101,616           0.08%
                                                                                  -----------           ----

MACHINERY
Morris Material Handling, Inc. (a)(e)(h)(l)                         9,371         $    49,666           0.01%
Thermadyne Holdings Corp. (a)(e)                                  272,057         $ 3,316,375           0.23%
                                                                                  -----------           ----
TOTAL MACHINERY                                                                   $ 3,366,041           0.24%
                                                                                  -----------           ----

MEDIA
UnitedGlobalCom, Inc. (i)                                       1,633,609         $15,453,941           1.08%
                                                                                  -----------           ----
TOTAL MEDIA                                                                       $15,453,941           1.08%
                                                                                  -----------           ----

METALS & MINING
ACP Holding Co. (a)(c)(e)                                         739,787         $ 1,405,595           0.10%
                                                                                  -----------           ----
TOTAL METALS & MINING                                                             $ 1,405,595           0.10%
                                                                                  -----------           ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE         % NET ASSETS
PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                        286,870         $ 1,328,208           0.09%
                                                                                  -----------           ----
TOTAL PAPER & FOREST PRODUCTS                                                     $ 1,328,208           0.09%
                                                                                  -----------           ----

TOBACCO
North Atlantic Trading Co., Inc. (a)(e)(h)(l)                       2,418         $        24           0.00% (b)
                                                                                  -----------           ----
TOTAL TOBACCO                                                                     $        24           0.00% (b)
                                                                                  -----------           ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(e)(h)(l)                            567,107         $   708,884           0.05%
                                                                                  -----------           ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                         $   708,884           0.05%
                                                                                  -----------           ----
TOTAL COMMON STOCK
  (Cost $33,553,252)                                                              $32,266,940           2.26%
                                                                                  -----------           ----

CONVERTIBLE BOND
AIRLINES
Delta Air Lines, Inc.                                          $1,900,000         $   779,000           0.06%
  8.00%, due 6/3/23
                                                                                  -----------           ----
TOTAL AIRLINES                                                                    $   779,000           0.06%
                                                                                  -----------           ----

BIOTECHNOLOGY
Amgen, Inc.                                                    $6,605,000         $ 4,838,162           0.34%
  0.00%, due 3/1/32
                                                                                  -----------           ----
TOTAL BIOTECHNOLOGY                                                               $ 4,838,162           0.34%
                                                                                  -----------           ----

COMMUNICATIONS EQUIPMENT
CIENA Corp.                                                    $4,355,000         $ 3,739,856           0.26%
  3.75%, due 2/1/08
Nortel Networks Corp.                                          $8,975,000         $ 8,346,750           0.59%
  4.25%, due 9/1/08
Riverstone Networks, Inc.                                      $3,235,000         $ 2,992,375           0.21%
  3.75%, due 12/1/06 (c)(d)
                                                                                  -----------           ----
TOTAL COMMUNICATIONS EQUIPMENT                                                    $15,078,981           1.06%
                                                                                  -----------           ----

CONSUMER FINANCE
Providian Financial Corp.                                      $3,165,000         $ 3,176,869           0.22%
  3.25%, due 8/15/05
                                                                                  -----------           ----
TOTAL CONSUMER FINANCE                                                            $ 3,176,869           0.22%
                                                                                  -----------           ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE       % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                                  $ 1,967,498        $   157,400           0.01%
  0.525%, due 12/28/18 (d)(e)(f)
At Home Corp.                                                  $ 9,032,054        $ 1,309,648           0.09%
  4.75%, due 12/15/06 (d)(f)
                                                                                  -----------           ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                      $ 1,467,048           0.10%
                                                                                  -----------           ----

HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings                           $16,015,000        $12,091,325           0.85%
  0.00%, due 9/11/21 (k)
Lincare Holdings, Inc.                                         $ 4,525,000        $ 4,768,219           0.33%
  3.00%, due 6/15/33
                                                                                  -----------           ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                            $16,859,544           1.18%
                                                                                  -----------           ----

INSURANCE
Loews Corp.                                                    $   810,000        $   816,075           0.06%
  3.125%, due 9/15/07
PMA Capital Corp.                                              $ 1,985,000        $ 2,128,912           0.15%
  6.50%, due 9/30/22 (c)
                                                                                  -----------           ----
TOTAL INSURANCE                                                                   $ 2,944,987           0.21%
                                                                                  -----------           ----

IT SERVICES
Electronic Data Systems Corp.                                  $ 1,450,000        $ 1,439,125           0.10%
  3.875%, due 7/15/23
                                                                                  -----------           ----
TOTAL IT SERVICES                                                                 $ 1,439,125           0.10%
                                                                                  -----------           ----

MEDIA
Adelphia Communications Corp.                                  $ 1,760,000        $   132,000           0.01%
  6.00%, due 2/15/06 (d)
                                                                                  -----------           ----
TOTAL MEDIA                                                                       $   132,000           0.01%
                                                                                  -----------           ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                         $ 5,000,000        $ 4,762,500           0.33%
  5.75%, due 6/1/06 (i)
LSI Logic Corp.                                                $10,355,000        $10,264,394           0.72%
  4.00%, due 11/1/06
                                                                                  -----------           ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                    $15,026,894           1.05%
                                                                                  -----------           ----
TOTAL CONVERTIBLE BOND
  (Cost $64,630,085)                                                              $61,742,610           4.33%
                                                                                  -----------           ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE         % NET ASSETS
CONVERTIBLE PREFERRED STOCK
DIVERSIFIED FINANCIAL SERVICES
Pacific & Atlantic (Holdings), Inc. (e)(h)(l)                       14,496        $       145           0.00% (b)
                                                                                  -----------           ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                              $       145           0.00% (b)
                                                                                  -----------           ----

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (c)(e)                                             234,600        $ 4,222,800           0.30%
                                                                                  -----------           ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                            $ 4,222,800           0.30%
                                                                                  -----------           ----

INSURANCE
Conseco, Inc. 5.50%                                                 86,600        $ 2,294,900           0.16%
                                                                                  -----------           ----
TOTAL INSURANCE                                                                   $ 2,294,900           0.16%
                                                                                  -----------           ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(e)(h)(l)(m)                           39,998        $   449,978           0.03%
                                                                                  -----------           ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                         $   449,978           0.03%
                                                                                  -----------           ----
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $8,517,660)                                                               $ 6,967,823           0.49%
                                                                                  -----------           ----

CORPORATE BONDS
AEROSPACE & DEFENSE
BE Aerospace, Inc.                                             $   470,000        $   512,300           0.04%
  8.50%, due 10/1/10
BE Aerospace, Inc. Series B                                    $ 1,360,000        $ 1,349,800           0.09%
  8.00%, due 3/1/08 (i)
BE Aerospace, Inc. Series B                                    $ 2,685,000        $ 2,718,563           0.19%
  8.875%, due 5/1/11
Hexcel Corp.                                                   $   303,000        $   315,332           0.02%
  9.75%, due 1/15/09
Sequa Corp.                                                    $ 1,815,000        $ 1,942,050           0.14%
  9.00%, due 8/1/09
Sequa Corp. Series B                                           $ 2,275,000        $ 2,388,750           0.17%
  8.875%, due 4/1/08
                                                                                  -----------           ----
TOTAL AEROSPACE & DEFENSE                                                         $ 9,226,795           0.65%
                                                                                  -----------           ----

AIRLINES
Delta Air Lines, Inc.                                          $16,070,000        $ 5,062,050           0.35%
  8.30%, due 12/15/29
Delta Air Lines, Inc.                                           $1,000,000        $   330,000           0.02%
  9.25%, due 3/15/22
Delta Air Lines, Inc. Series A                                  $2,270,000        $ 1,066,900           0.08%
  9.25%, due 12/27/07 (e)
Delta Air Lines, Inc.                                             $350,000        $   115,500           0.01%
  9.75%, due 5/15/21
Delta Air Lines, Inc.                                           $2,070,000        $   910,800           0.06%
  10.00%, due 8/15/08

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE       % NET ASSETS
Delta Air Lines, Inc.                                          $ 4,335,000        $ 1,712,325           0.12%
  10.375%, due 2/1/11
Delta Air Lines, Inc.                                          $ 2,520,000        $   844,200           0.06%
  10.375%, due 12/15/22
Northwest Airlines Corp.                                       $ 7,071,500        $ 4,419,687           0.31%
  10.00%, due 2/1/09 (i)
Northwest Airlines, Inc.                                       $   110,000        $    92,950           0.01%
  8.875%, due 6/1/06
Northwest Airlines, Inc.                                       $ 5,440,000        $ 4,052,800           0.28%
  9.875%, due 3/15/07 (i)
Northwest Airlines, Inc. Series 1996-1                         $ 1,025,766        $   649,207           0.05%
  8.97%, due 1/2/15
                                                                                  -----------           ----
TOTAL AIRLINES                                                                    $19,256,419           1.35%
                                                                                  -----------           ----

AUTO COMPONENTS
ArvinMeritor, Inc.                                             $ 2,060,000        $ 2,142,400           0.15%
  8.75%, due 3/1/12 (i)
Collins & Aikman Products                                      $ 1,550,000        $ 1,274,875           0.09%
  10.75%, due 12/31/11 (i)
Collins & Aikman Products                                      $ 8,495,000        $ 3,822,750           0.27%
  12.875%, due 8/15/12 (c)(i)
Cooper Standard Auto                                           $ 2,460,000        $ 2,287,800           0.16%
  7.00%, due 12/15/12 (c)
Dana Corp.                                                     $ 2,010,000        $ 1,765,142           0.13%
  7.00%, due 3/1/29
Dana Corp.                                                     $ 2,260,000        $ 2,475,803           0.17%
  9.00%, due 8/15/11
Goodyear Tire & Rubber Co. (The)                               $ 2,150,000        $ 2,193,000           0.15%
  6.625%, due 12/1/06
Goodyear Tire & Rubber Co. (The)                               $ 1,867,000        $ 1,848,330           0.13%
  6.375%, due 3/15/08 (i)
Goodyear Tire & Rubber Co. (The)                               $ 1,380,000        $ 1,421,400           0.10%
  8.50%, due 3/15/07 (i)
Goodyear Tire & Rubber Co. (The)                               $10,945,000        $12,176,312           0.85%
  11.00%, due 3/1/11 (c)
Tenneco Automotive, Inc. Series B                              $ 2,070,000        $ 2,308,050           0.16%
  10.25%, due 7/15/13
                                                                                  -----------           ----
TOTAL AUTO COMPONENTS                                                             $33,715,862           2.36%
                                                                                  -----------           ----

AUTOMOBILES
General Motors Corp.                                           $ 7,625,000        $ 6,524,957           0.46%
  8.375%, due 7/15/33 (i)
                                                                                  -----------           ----
TOTAL AUTOMOBILES                                                                 $ 6,524,957           0.46%
                                                                                  -----------           ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE       % NET ASSETS
BUILDING MATERIALS & COMPONENTS
Goodman Global Holding Co., Inc.                               $ 1,110,000        $ 1,098,900           0.08%
  5.76%, due 6/15/12 (c)(j)
                                                                                  -----------           ----
TOTAL BUILDING MATERIALS & COMPONENTS                                             $ 1,098,900           0.08%
                                                                                  -----------           ----

BUILDING PRODUCTS
Dayton Superior Corp.                                          $ 4,545,000        $ 4,454,100           0.31%
  10.75%, due 9/15/08 (i)
Interline Brands, Inc.                                         $ 2,579,000        $ 2,940,060           0.21%
  11.50%, due 5/15/11
MMI Products, Inc. Series B                                    $ 2,790,000        $ 2,776,050           0.19%
  11.25%, due 4/15/07
                                                                                  -----------           ----
TOTAL BUILDING PRODUCTS                                                           $10,170,210           0.71%
                                                                                  -----------           ----

CAPITAL MARKETS
LaBranche & Co., Inc.                                          $ 2,375,000        $ 2,386,875           0.17%
  9.50%, due 5/15/09
LaBranche & Co., Inc.                                          $ 5,210,000        $ 5,522,600           0.38%
  11.00%, due 5/15/12
                                                                                  -----------           ----
TOTAL CAPITAL MARKETS                                                             $ 7,909,475           0.55%
                                                                                  -----------           ----

CHEMICALS
Acetex Corp.                                                   $ 1,250,000        $ 1,331,250           0.09%
  10.875%, due 8/1/09
Crompton Corp.                                                 $ 5,695,000        $ 6,520,775           0.46%
  9.875%, due 8/1/12
Equistar Chemicals, L.P.                                       $ 2,400,000        $ 2,310,000           0.16%
  7.55%, due 2/15/26
Equistar Chemicals, LP                                         $ 1,080,000        $ 1,193,400           0.08%
  10.125%, due 9/1/08
Equistar Chemicals, LP                                         $ 4,400,000        $ 4,939,000           0.35%
  10.625%, due 5/1/11
Invista S.A.R.L.                                               $ 5,250,000        $ 5,775,000           0.41%
  9.25%, due 5/1/12 (c)
Lyondell Chemical Co.                                          $ 1,905,000        $ 2,038,350           0.14%
  9.50%, due 12/15/08
Lyondell Chemical Co.                                          $ 3,125,000        $ 3,593,750           0.25%
  10.50%, due 6/1/13 (i)
Lyondell Chemical Co. Series A                                 $   450,000        $   482,625           0.03%
  9.625%, due 5/1/07 (i)
Millennium America, Inc.                                       $ 1,960,000        $ 1,989,400           0.14%
  7.00%, due 11/15/06

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE       % NET ASSETS
Millennium America, Inc.                                       $ 3,150,000        $ 3,055,500           0.22%
  7.625%, due 11/15/26
Terra Capital, Inc.                                            $ 6,855,000        $ 8,123,175           0.57%
  12.875%, due 10/15/08
Witco Corp.                                                    $ 1,965,000        $ 2,023,950           0.14%
  7.75%, due 4/1/23
                                                                                  -----------           ----
TOTAL CHEMICALS                                                                   $43,376,175           3.04%
                                                                                  -----------           ----

COMMERCIAL BANKS
UGS Corp.                                                      $ 2,945,000        $ 3,254,225           0.23%
  10.00%, due 6/1/12 (c)(i)
                                                                                  -----------           ----
TOTAL COMMERCIAL BANKS                                                            $ 3,254,225           0.23%
                                                                                  -----------           ----

COMMERCIAL SERVICES & SUPPLIES
American Color Graphics, Inc.                                  $ 2,905,000        $ 1,888,250           0.13%
  10.00%, due 6/15/10
El Comandante Capital Corp.                                    $   891,000        $   980,100           0.07%
  11.75%, due 12/15/05 (d)(e)
Geo Sub Corp.                                                  $ 5,630,000        $ 5,770,750           0.41%
  11.00%, due 5/15/12
Interpool, Inc. Series AI                                      $ 3,085,000        $ 2,876,763           0.20%
  6.00%, due 9/1/14
Language Line, Inc.                                            $ 5,305,000        $ 5,530,462           0.39%
  11.125%, due 6/15/12
Phoenix Color Corp.                                            $ 3,065,000        $ 2,819,800           0.20%
  10.375%, due 2/1/09
Protection One Alarm Monitoring, Inc.                          $ 7,970,000        $ 7,999,887           0.56%
  7.375%, due 8/15/05
Protection One Alarm Monitoring, Inc. Series B                 $ 3,855,000        $ 3,700,800           0.26%
  8.125%, due 1/15/09
Quebecor Media, Inc.                                           $ 8,180,000        $ 8,016,400           0.56%
  0.00%, due 7/15/11 --- 13.75%, beginning 7/15/06
Quebecor Media, Inc.                                           $   955,000        $ 1,055,275           0.07%
  11.125%, due 7/15/11
Vertrue, Inc.                                                  $ 6,090,000        $ 6,272,700           0.44%
  9.25%, due 4/1/14
                                                                                  -----------           ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                              $46,911,187           3.29%
                                                                                  -----------           ----

COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                                      $ 1,745,000        $ 1,705,738           0.12%
  5.50%, due 11/15/08 (i)
Lucent Technologies, Inc.                                      $ 5,275,000        $ 4,549,687           0.32%
  6.45%, due 3/15/29 (i)

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE       % NET ASSETS
Lucent Technologies, Inc.                                       $6,635,000        $ 6,784,288           0.47%
  7.25%, due 7/15/06 (i)
                                                                                  -----------           ----
TOTAL COMMUNICATIONS EQUIPMENT                                                    $13,039,713           0.91%
                                                                                  -----------           ----

CONSTRUCTION & ENGINEERING
AMSTED Industries, Inc.                                         $5,800,000        $ 6,322,000           0.44%
  10.25%, due 10/15/11 (c)
J. Ray McDermott, S.A.                                          $4,785,000        $ 5,359,200           0.38%
  11.00%, due 12/15/13 (c)
Shaw Group, Inc. (The)                                          $5,675,000        $ 6,157,375           0.43%
  10.75%, due 3/15/10 (i)
URS Corp.                                                       $2,927,000        $ 3,336,780           0.23%
  11.50%, due 9/15/09
                                                                                  -----------           ----
TOTAL CONSTRUCTION & ENGINEERING                                                  $21,175,355           1.48%
                                                                                  -----------           ----

CONSUMER FINANCE
General Motors Acceptance Corp.                                 $1,270,000        $ 1,158,587           0.08%
  5.625%, due 5/15/09
General Motors Acceptance Corp.                                 $6,730,000        $ 5,813,401           0.41%
  6.75%, due 12/1/14 (i)
General Motors Acceptance Corp.                                 $2,440,000        $ 2,124,857           0.15%
  8.00%, due 11/1/31
                                                                                  -----------           ----
TOTAL CONSUMER FINANCE                                                            $ 9,096,845           0.64%
                                                                                  -----------           ----

CONTAINERS & PACKAGING
Consolidated Container Co. LLC                                  $5,900,000        $ 5,103,500           0.36%
  0.00%, due 6/15/09 --- 10.75%, beginning 6/15/07
Constar International, Inc.                                     $2,620,000        $ 2,620,000           0.18%
  6.149%, due 2/15/12 (c)(j)
Crown Euro Holdings S.A.                                        $6,295,000        $ 6,908,762           0.48%
  9.50%, due 3/1/11
Crown Euro Holdings S.A.                                        $4,280,000        $ 4,964,800           0.35%
  10.875%, due 3/1/13 (i)
Owens-Brockway Glass Container, Inc.                            $2,060,000        $ 2,157,850           0.15%
  7.75%, due 5/15/11
Owens-Brockway Glass Container, Inc.                            $1,200,000        $ 1,269,000           0.09%
  8.25%, due 5/15/13
Owens-Brockway Glass Container, Inc.                            $5,715,000        $ 6,100,763           0.43%
  8.875%, due 2/15/09
Owens-Illinois, Inc.                                            $2,265,000        $ 2,304,638           0.16%
  7.80%, due 5/15/18
Owens-Illinois, Inc.                                            $7,300,000        $ 7,555,500           0.53%
  8.10%, due 5/15/07 (i)

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE       % NET ASSETS
Tekni-Plex, Inc.                                               $ 2,615,000        $ 2,477,712           0.17%
  8.75%, due 11/15/13 (c)(i)
                                                                                  -----------           ----
TOTAL CONTAINERS & PACKAGING                                                      $41,462,525           2.90%
                                                                                  -----------           ----

DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B                          $ 4,328,205        $ 4,631,179           0.32%
  9.05%, due 12/15/09
Canwest Media, Inc.                                            $ 5,289,880        $ 5,567,599           0.39%
  8.00%, due 9/15/12 (c)
Dollar Financial Group, Inc.                                   $ 5,085,000        $ 5,415,525           0.38%
  9.75%, due 11/15/11
ESI Tractebel Acquisition Corp. Series B                       $ 2,496,000        $ 2,647,624           0.19%
  7.99%, due 12/30/11
IPC Acquisition Corp.                                          $ 5,830,000        $ 6,413,000           0.45%
  11.50%, due 12/15/09
Pharma Services Intermediate Holding Corp.                     $ 8,285,000        $ 5,840,925           0.41%
  0.00%, due 4/1/14 (c)
Rainbow National Services LLC                                  $ 2,940,000        $ 3,160,500           0.22%
  8.75%, due 9/1/12 (c)
Rainbow National Services LLC                                  $10,280,000        $11,487,900           0.81%
  10.375%, due 9/1/14 (c)
UCAR Finance, Inc.                                             $ 4,185,000        $ 4,477,950           0.31%
  10.25%, due 2/15/12
Venoco, Inc.                                                   $ 2,730,000        $ 2,811,900           0.20%
  8.75%, due 12/15/11 (c)
                                                                                  -----------           ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                              $52,454,102           3.68%
                                                                                  -----------           ----

DIVERSIFIED TELECOMMUNICATION SERVICES
Qwest Capital Funding, Inc.                                    $ 1,565,000        $ 1,582,606           0.11%
  7.75%, due 8/15/06
Qwest Communications International, Inc.                       $ 2,505,000        $ 2,448,638           0.17%
  7.50%, due 2/15/11 (c)
Qwest Communications International, Inc.                       $ 2,130,000        $ 2,082,075           0.15%
  8.00%, due 2/15/14 (c)(i)
Qwest Communications International, Inc. Series B              $ 1,970,000        $ 1,861,650           0.13%
  7.50%, due 11/1/08
Qwest Corp.                                                    $   300,000        $   297,750           0.02%
  5.625%, due 11/15/08
Qwest Corp.                                                    $   920,000        $   860,200           0.06%
  7.25%, due 9/15/25

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT         MARKET VALUE       % NET ASSETS
Qwest Corp.                                                     $2,115,000        $ 2,125,575           0.15%
  8.875%, due 6/1/31
Qwest Corp.                                                     $4,820,000        $ 5,241,750           0.37%
  9.125%, due 3/15/12 (c)
Qwest Services Corp.                                            $3,346,000        $ 3,722,425           0.26%
  13.50%, due 12/15/07 (c)
Qwest Services Corp.                                            $7,417,000        $ 8,585,178           0.60%
  14.00%, due 12/15/10 (c)
Qwest Services Corp.                                            $2,951,000        $ 3,563,332           0.25%
  14.50%, due 12/15/14 (c)
TSI Telecommunication Services, Inc. Series B                   $5,440,000        $ 6,065,600           0.43%
  12.75%, due 2/1/09
TTI Holding Corp.                                               $5,930,000        $ 5,885,525           0.41%
  10.00%, due 3/15/13 (c)
                                                                                  -----------           ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                      $44,322,304           3.11%
                                                                                  -----------           ----

ELECTRIC UTILITIES
Cedar Brakes II LLC Series C                                    $8,766,252        $10,486,278           0.74%
  9.875%, due 9/1/13 (c)
Mirant Americas Generation LLC                                  $4,515,000        $ 5,101,950           0.36%
  7.20%, due 10/1/08 (d)
Mirant Americas Generation LLC                                  $1,940,000        $ 2,051,550           0.14%
  8.50%, due 10/1/21 (d)
Mirant Americas Generation LLC                                  $  945,000        $ 1,027,688           0.07%
  9.125%, due 5/1/31 (d)
WRG Acquisitions PLC                                     (pound) 1,115,000        $ 2,133,412           0.15%
  8.489%, due 12/15/11 (c)(j)
                                                                                  -----------           ----
TOTAL ELECTRIC UTILITIES                                                          $20,800,878           1.46%
                                                                                  -----------           ----

ELECTRICAL EQUIPMENT
Knowles Electronics Holdings, Inc.                              $5,510,000        $ 5,675,300           0.40%
  13.125%, due 10/15/09
                                                                                  -----------           ----
TOTAL ELECTRICAL EQUIPMENT                                                        $ 5,675,300           0.40%
                                                                                  -----------           ----

ENERGY EQUIPMENT & SERVICES
El Paso Natural Gas Co.                                         $  385,000        $   396,833           0.03%
  7.50%, due 11/15/26
El Paso Natural Gas Co. Series A                                $3,975,000        $ 4,168,233           0.29%
  7.625%, due 8/1/10
Grant Prideco, Inc.                                             $  365,000        $   394,200           0.03%
  9.00%, due 12/15/09
Grant Prideco, Inc. Series B                                    $1,000,000        $ 1,090,000           0.08%
  9.625%, due 12/1/07

                                                                              SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE      % NET ASSETS
Lone Star Technologies, Inc. Series B                                         $4,125,000              $ 4,372,500          0.31%
  9.00%, due 6/1/11
Parker Drilling Co.                                                           $4,400,000              $ 4,862,000          0.34%
  9.625%, due 10/1/13 (i)
Parker Drilling Co. Series B                                                  $  387,000              $   406,834          0.03%
  10.125%, due 11/15/09
Pride International, Inc.                                                     $2,770,000              $ 2,936,200          0.20%
  7.375%, due 7/15/14
Seitel, Inc.                                                                  $1,190,000              $ 1,338,750          0.09%
  11.75%, due 7/15/11
                                                                                                      -----------          ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                                     $19,965,550          1.40%
                                                                                                      -----------          ----

FOOD & STAPLES RETAILING
Duane Reade, Inc.                                                             $1,595,000              $ 1,610,950          0.11%
  7.01%, due 12/15/10 (c)(j)
Parmalat Finance Corp. BV                                                      7,595,000              $ 2,362,884          0.17%
  6.25%, due 2/7/06 (d)
                                                                                                      -----------          ----
TOTAL FOOD & STAPLES RETAILING                                                                        $ 3,973,834          0.28%
                                                                                                      -----------          ----

FOOD PRODUCTS
Pinnacle Foods Holding Corp.                                                  $5,025,000              $ 4,296,375          0.30%
  8.25%, due 12/1/13
Seminis, Inc.                                                                 $4,990,000              $ 5,888,200          0.41%
  10.25%, due 10/1/13
Swift & Co.                                                                   $  650,000              $   713,375          0.05%
  10.125%, due 10/1/09
Swift & Co.                                                                   $4,810,000              $ 5,423,275          0.38%
  12.50%, due 1/1/10
                                                                                                      -----------          ----
TOTAL FOOD PRODUCTS                                                                                   $16,321,225          1.14%
                                                                                                      -----------          ----

GAS UTILITIES
ANR Pipeline, Inc.                                                            $4,270,000              $ 5,302,554          0.37%
  9.625%, due 11/1/21
Southern Natural Gas Co.                                                      $1,100,000              $ 1,123,529          0.08%
  7.35%, due 2/15/31
Star Gas Partners LP/Star Gas Finance Co.                                     $6,775,000              $ 6,266,875          0.44%
  10.25%, due 2/15/13 (i)
                                                                                                      -----------          ----
TOTAL GAS UTILITIES                                                                                   $12,692,958          0.89%
                                                                                                      -----------          ----

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                                         $5,120,000              $ 5,555,200          0.39%
  8.125%, due 5/1/12
                                                                                                      -----------          ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                                $ 5,555,200          0.39%
                                                                                                      -----------          ----

                                                                              SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE      % NET ASSETS
HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                                                               $  5,805,000           $ 5,775,975          0.41%
  10.50%, due 4/1/13
Caremark Rx, Inc.                                                             $  1,960,000           $ 2,039,086          0.14%
  7.375%, due 10/1/06
Chemed Corp.                                                                  $  4,395,000           $ 4,779,562          0.33%
  8.75%, due 2/24/11
HCA, Inc.                                                                     $ 10,270,000           $ 9,853,901          0.69%
  7.50%, due 11/15/95 (g)
National Nephrology Associates, Inc.                                          $  1,525,000           $ 1,690,844          0.12%
  9.00%, due 11/1/11 (c)
Quintiles Transnational Corp.                                                 $  6,985,000           $ 7,858,125          0.55%
  10.00%, due 10/1/13
Vanguard Health Holdings, Inc.                                                $  2,455,000           $ 1,638,712          0.12%
  0.00%, due 10/1/15 -- 11.25%, beginning 10/1/09
Vanguard Health Holding Co. II                                                $  5,965,000           $ 6,278,163          0.44%
  9.00%, due 10/1/14
                                                                                                     -----------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                               $39,914,368          2.80%
                                                                                                     -----------          ----

HOTELS, RESTAURANTS & LEISURE
Caesars Entertainment, Inc.                                                   $  3,000,000           $ 3,288,750          0.23%
  8.875%, due 9/15/08
Caesars Entertainment, Inc.                                                   $  3,125,000           $ 3,324,219          0.23%
  9.375%, due 2/15/07
Gaylord Entertainment Co.                                                     $  1,065,000           $ 1,102,275          0.08%
  8.00%, due 11/15/13
Isle of Capri Casinos, Inc.                                                   $  1,295,000           $ 1,408,312          0.10%
  9.00%, due 3/15/12
ITT Corp.                                                                     $  4,300,000           $ 4,622,500          0.32%
  7.375%, due 11/15/15
Jacobs Entertainment, Inc.                                                    $  4,040,000           $ 4,403,600          0.31%
  11.875%, due 2/1/09 (c)
MGM Mirage, Inc.                                                              $  2,420,000           $ 2,613,600          0.18%
  8.375%, due 2/1/11 (i)
Mirage Resorts, Inc.                                                          $  1,555,000           $ 1,605,538          0.11%
  7.25%, due 10/15/06
President Casinos, Inc.                                                       $    895,000           $   599,650          0.04%
  12.00%, due 12/31/05 (c)(d)(e)(l)
President Casinos, Inc.                                                       $  1,752,000           $ 1,086,240          0.08%
  13.00%, due 12/31/05 (d)(e)(l)
Six Flags, Inc.                                                               $  4,420,000           $ 4,077,450          0.29%
  9.625%, due 6/1/14 (i)
Six Flags, Inc.                                                               $  2,440,000           $ 2,275,300          0.16%
  9.75%, due 4/15/13 (i)

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE        % NET ASSETS
Trump Atlantic City Associates                                                $ 7,410,000           $  7,261,800         0.51%
  11.25%, due 5/1/06 (d)
                                                                                                    ------------         ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                                 $ 37,669,234         2.64%
                                                                                                    ------------         ----

HOUSEHOLD DURABLES
Fedders North America, Inc.                                                   $ 2,270,000           $  1,702,500         0.12%
  9.875%, due 3/1/14
                                                                                                    ------------         ----
TOTAL HOUSEHOLD DURABLES                                                                            $  1,702,500         0.12%
                                                                                                    ------------         ----

HOUSEHOLD PRODUCTS
Rayovac Corp.                                                                 $13,645,000           $ 13,065,087         0.92%
  7.375%, due 2/1/15 (c)
Rayovac Corp.                                                                 $ 1,660,000           $  1,709,800         0.12%
  8.50%, due 10/1/13
                                                                                                    ------------         ----
TOTAL HOUSEHOLD PRODUCTS                                                                            $ 14,774,887         1.04%
                                                                                                    ------------         ----

INSURANCE
Crum & Forster                                                                $ 4,200,000           $  4,704,000         0.33%
  10.375%, due 6/15/13
Fremont General Corp. Series B                                                $ 4,845,000           $  4,917,675         0.34%
  7.875%, due 3/17/09
Lindsey Morden Group, Inc. Series B                                          C$ 2,963,000           $  2,204,431         0.15%
  7.00%, due 6/16/08
Lumbermens Mutual Casualty                                                    $   555,000           $     16,816         0.00% (b)
  8.45%, due 12/1/97 (c)(d)
Lumbermens Mutual Casualty                                                    $12,235,000           $    370,721         0.03%
  9.15%, due 7/1/26 (c)(d)
Provident Companies, Inc.                                                     $   870,000           $    873,238         0.06%
  7.25%, due 3/15/28
UnumProvident Corp.                                                           $ 2,055,000           $  1,992,010         0.14%
  6.75%, due 12/15/28
                                                                                                    ------------         ----
TOTAL INSURANCE                                                                                     $ 15,078,891         1.05%
                                                                                                    ------------         ----

INTERNET SOFTWARE & SERVICES
Globix Corp.                                                                  $ 1,138,627           $  1,098,775         0.08%
  11.00%, due 5/1/08 (c)(e)(m)
                                                                                                    ------------         ----
TOTAL INTERNET SOFTWARE & SERVICES                                                                  $  1,098,775         0.08%
                                                                                                    ------------         ----

IT SERVICES
Activant Solutions, Inc.                                                      $ 2,245,000           $  2,289,900         0.16%
  9.09%, due 4/1/10 (c)(j)
Electronic Data Systems Corp.                                                 $ 1,360,000           $  1,461,778         0.10%
  7.125%, due 10/15/09
                                                                                                    ------------         ----
TOTAL IT SERVICES                                                                                   $  3,751,678         0.26%
                                                                                                    ------------         ----

                                                                              SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE      % NET ASSETS
MACHINERY
Dresser-Rand Group, Inc.                                                      $1,000,000              $ 1,000,000           0.07%
  7.375%, due 11/1/14 (c)
Mark IV Industries, Inc.                                                      $7,905,000              $ 7,628,325           0.54%
  7.50%, due 9/1/07
Mueller Group, Inc.                                                           $3,845,000              $ 4,152,600           0.29%
  10.00%, due 5/1/12
Thermadyne Holdings Corp.                                                     $2,555,000              $ 2,452,800           0.17%
  9.25%, due 2/1/14
                                                                                                      -----------           ----
TOTAL MACHINERY                                                                                       $15,233,725           1.07%
                                                                                                      -----------           ----

MARINE
Navigator Gas Transport PLC                                                   $7,885,000              $ 6,544,550           0.46%
  10.50%, due 6/30/07 (c)(d)(e)
                                                                                                      -----------           ----
TOTAL MARINE                                                                                          $ 6,544,550           0.46%
                                                                                                      -----------           ----
MEDIA
Adelphia Communications Corp.                                                 $2,265,000              $ 2,015,850           0.14%
  9.375%, due 11/15/09 (d)
Adelphia Communications Corp.                                                 $3,285,000              $ 2,857,950           0.20%
  10.25%, due 11/1/06 (d)
Adelphia Communications Corp.                                                 $5,980,000              $ 5,516,550           0.39%
  10.25%, due 6/15/11 (d)
Adelphia Communications Corp. Series B                                        $  390,000              $   328,575           0.02%
  9.25%, due 10/1/05 (d)
Bear Creek Corp.                                                              $2,190,000              $ 2,168,100           0.15%
  9.00%, due 3/1/13 (c)
CanWest Media, Inc. Series B                                                  $  820,000              $   865,100           0.06%
  7.625%, due 4/15/13
Dex Media East LLC                                                            $  625,000              $   740,625           0.05%
  12.125%, due 11/15/12
FrontierVision Holdings, L.P.                                                 $2,750,000              $ 3,698,750           0.26%
  11.875%, due 9/15/07 (d)
FrontierVision Operating Partners L.P.                                        $5,475,000              $ 7,227,000           0.51%
  11.00%, due 10/15/06 (d)
Hollinger, Inc.                                                               $1,849,000              $ 2,038,522           0.14%
  12.875%, due 3/1/11 (c)
Hollinger, Inc. 2nd Lien                                                      $  625,000              $   625,000           0.04%
  11.875%, due 3/1/11 (c)
Intelsat Bermuda Ltd.                                                         $5,730,000              $ 5,815,950           0.41%
  7.805%, due 1/15/12 (c)(j)
Intelsat Bermuda Ltd.                                                         $3,845,000              $ 3,883,450           0.27%
  8.25%, due 1/15/13 (c)
LCE Acquisition Corp.                                                         $3,710,000              $ 3,691,450           0.26%
  9.00%, due 8/1/14 (c)

                                                                              SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE      % NET ASSETS
Medianews Group, Inc.                                                         $ 1,615,000             $ 1,582,700         0.11%
  6.875%, due 10/1/13
Morris Publishing Group LLC                                                   $ 4,820,000             $ 4,771,800         0.34%
  7.00%, due 8/1/13
Ono Finance PLC                                                                 5,710,000             $ 8,142,022         0.57%
  10.50%, due 5/15/14 (c)
PanAmSat Corp.                                                                $ 3,875,000             $ 4,088,125         0.29%
  9.00%, due 8/15/14
Paxson Communications Corp.                                                   $ 7,185,000             $ 6,682,050         0.47%
  0.00%, due 1/15/09 -- 12.25%, beginning 1/15/06
Shaw Communications, Inc.                                                    C$ 5,470,000             $ 4,890,669         0.34%
  7.50%, due 11/20/13
Spanish Broadcasting System, Inc.                                             $ 2,315,000             $ 2,424,963         0.17%
  9.625%, due 11/1/09
Sun Media Corp.                                                               $ 2,330,000             $ 2,423,200         0.17%
  7.625%, due 2/15/13
United Artists Theatres Circuit, Inc. Series 1995-A                           $ 1,325,068             $ 1,351,570         0.10%
  9.30%, due 7/1/15 (e)
Vertis, Inc.                                                                  $ 3,880,000             $ 4,054,600         0.28%
  9.75%, due 4/1/09
WMG Acquisition Corp.                                                         $ 2,240,000             $ 2,307,200         0.16%
  7.375%, due 4/15/14
Young Broadcasting, Inc.                                                      $   780,000             $   797,550         0.06%
  10.00%, due 3/1/11
Ziff Davis Media, Inc. Series B                                               $ 2,582,239             $ 2,766,224         0.19%
  13.00%, due 8/12/09 -- 12.00%, beginning 8/12/06 (m)
                                                                                                      -----------         ----
TOTAL MEDIA                                                                                           $87,755,545         6.15%
                                                                                                      -----------         ----

METALS & MINING
Allegheny Ludlum Corp.                                                        $ 4,420,000             $ 4,309,500         0.30%
  6.95%, due 12/15/25
Allegheny Technologies, Inc.                                                  $ 1,390,000             $ 1,487,300         0.10%
  8.375%, due 12/15/11
United States Steel LLC                                                       $   645,000             $   714,337         0.05%
  9.75%, due 5/15/10
United States Steel LLC                                                       $ 2,590,000             $ 2,978,500         0.21%
  10.75%, due 8/1/08
                                                                                                      -----------         ----
TOTAL METALS & MINING                                                                                 $ 9,489,637         0.66%
                                                                                                      -----------         ----

                                                                              SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE      % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                                               $ 4,410,000             $ 4,553,325         0.32%
  7.75%, due 3/1/14 (i)
AES Corp. (The)                                                               $ 7,025,000             $ 7,727,500         0.54%
  9.00%, due 5/15/15 (c)(g)
AES Eastern Energy LP Series 1999 Class A                                     $ 8,084,674             $ 9,297,375         0.65%
  9.00%, due 1/2/17
Calpine Canada Energy Finance                                                 $ 9,365,000             $ 6,649,150         0.47%
  8.50%, due 5/1/08 (i)
  7.625%, due 4/15/06
Calpine Corp.                                                                 $ 1,040,000             $   811,200         0.06%
Calpine Corp.                                                                 $ 1,790,000             $ 1,235,100         0.09%
  7.75%, due 4/15/09 (i)
Calpine Corp.                                                                 $13,227,000             $10,383,195         0.73%
  8.50%, due 7/15/10 (c)(i)
Calpine Corp.                                                                 $   175,000             $   169,750         0.01%
  8.75%, due 7/15/07 (i)
Calpine Gilroy, L.P.                                                          $ 5,034,547             $ 5,034,547         0.35%
  10.00%, due 9/30/14 (e)(h)
Dynegy Holdings, Inc.                                                         $ 2,845,000             $ 3,051,262         0.21%
  9.16%, due 7/15/08 (c)(j)
Dynegy Holdings, Inc.                                                         $ 8,905,000             $ 9,539,481         0.67%
  9.875%, due 7/15/10 (c)
Dynegy Holdings, Inc.                                                         $ 2,690,000             $ 2,932,100         0.21%
  10.125%, due 7/15/13 (c)
NRG Energy, Inc.                                                              $ 5,799,000             $ 6,132,442         0.43%
  8.00%, due 12/15/13 (c)
Reliant Energy, Inc.                                                          $ 1,535,000             $ 1,642,450         0.11%
  9.25%, due 7/15/10
Salton Sea Funding Corp. Series B                                             $   421,996             $   424,302         0.03%
  7.37%, due 5/30/05 (e)
Salton Sea Funding Corp. Series E                                             $     3,082             $     3,362         0.00% (b)
  8.30%, due 5/30/11 (e)
Tiverton/Rumford Power Associates Ltd., L.P.                                  $ 5,518,194             $ 4,138,646         0.29%
  9.00%, due 7/15/18 (c)
Westar Energy, Inc.                                                           $   855,000             $   923,863         0.06%
  7.125%, due 8/1/09
Westar Energy, Inc.                                                           $ 1,205,000             $ 1,287,676         0.09%
  7.875%, due 5/1/07
                                                                                                      -----------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                             $75,936,726         5.32%
                                                                                                      -----------         ----

                                                                             SHARES / PRINCIPAL
                                                                                  AMOUNT             MARKET VALUE      % NET ASSETS
OIL & GAS
El Paso Corp.                                                                 $ 1,005,000            $ 1,017,563           0.07%
  6.95%, due 12/15/07
El Paso Corp.                                                                 $ 1,145,000            $ 1,076,300           0.07%
  7.80%, due 8/1/31
El Paso Production Holding Co.                                                $12,625,000            $12,782,812           0.90%
  7.75%, due 6/1/13
Evergreen Resources, Inc.                                                     $ 3,165,000            $ 3,218,796           0.22%
  5.875%, due 3/15/12
EXCO Resources, Inc.                                                          $ 4,190,000            $ 4,252,850           0.30%
  7.25%, due 1/15/11
Forest Oil Corp.                                                              $ 3,465,000            $ 3,811,500           0.27%
  8.00%, due 12/15/11
Hilcorp Energy I LP                                                           $   455,000            $   505,050           0.03%
  10.50%, due 9/1/10 (c)
Newfield Exploration Co.                                                      $   345,000            $   370,875           0.03%
  7.625%, due 3/1/11
Newfield Exploration Co.                                                      $   340,000            $   367,200           0.03%
  8.375%, due 8/15/12
Pacific Energy Partners LP                                                    $ 3,475,000            $ 3,596,625           0.25%
  7.125%, due 6/15/14
PG&E Transmission Northwest                                                   $ 4,630,000            $ 4,657,396           0.33%
  7.10%, due 6/1/05
Plains Exploration & Production Co. Series B                                  $ 3,310,000            $ 3,607,900           0.25%
  8.75%, due 7/1/12
Vintage Petroleum, Inc.                                                       $ 7,205,000            $ 7,799,412           0.55%
  8.25%, due 5/1/12
                                                                                                     -----------           ----
TOTAL OIL & GAS                                                                                      $47,064,279           3.30%
                                                                                                     -----------           ----
PAPER & FOREST PRODUCTS
Bowater, Inc.                                                                 $   855,000            $   919,125           0.06%
  9.00%, due 8/1/09
Georgia-Pacific Corp.                                                         $ 3,375,000            $ 3,476,250           0.24%
  7.25%, due 6/1/28
Georgia-Pacific Corp.                                                         $ 1,310,000            $ 1,368,950           0.10%
  7.375%, due 12/1/25
Georgia-Pacific Corp.                                                         $ 2,105,000            $ 2,294,450           0.16%
  7.75%, due 11/15/29
Georgia-Pacific Corp.                                                         $ 4,805,000            $ 5,357,575           0.38%
  8.00%, due 1/15/24
Georgia-Pacific Corp.                                                         $ 1,180,000            $ 1,317,175           0.09%
  8.875%, due 2/1/10
Georgia-Pacific Corp.                                                         $ 5,535,000            $ 6,669,675           0.47%
  8.875%, due 5/15/31
Georgia-Pacific Corp.                                                         $ 1,600,000            $ 1,788,000           0.13%
  9.375%, due 2/1/13
Norske Skog Canada Ltd.                                                       $ 1,590,000            $ 1,542,300           0.11%
  7.375%, due 3/1/14
Pope & Talbot, Inc.                                                           $ 3,740,000            $ 3,927,000           0.27%
  8.375%, due 6/1/13

                                                                             SHARES / PRINCIPAL
                                                                                  AMOUNT             MARKET VALUE      % NET ASSETS
Tembec Industries, Inc.                                                       $ 2,475,000             $ 2,252,250          0.16%
  7.75%, due 3/15/12
Tembec Industries, Inc.                                                       $ 1,070,000             $ 1,013,825          0.07%
  8.50%, due 2/1/11
                                                                                                      -----------          ----
TOTAL PAPER & FOREST PRODUCTS                                                                         $31,926,575          2.24%
                                                                                                      -----------          ----

PERSONAL PRODUCTS
Jafra Cosmetics International, Inc.                                           $ 2,305,000             $ 2,650,750          0.18%
  10.75%, due 5/15/11
                                                                                                      -----------          ----
TOTAL PERSONAL PRODUCTS                                                                               $ 2,650,750          0.18%
                                                                                                      -----------          ----

PHARMACEUTICALS
Warner Chilcott Corp.                                                         $ 3,465,000             $ 3,482,325          0.24%
  8.75%, due 2/1/15 (c)
WH Holdings Ltd.                                                              $   950,000             $ 1,026,000          0.07%
  9.50%, due 4/1/11
                                                                                                      -----------          ----
TOTAL PHARMACEUTICALS                                                                                 $ 4,508,325          0.31%
                                                                                                      -----------          ----

REAL ESTATE
American Real Estate Partners L.P.                                            $ 7,130,000             $ 6,987,400          0.49%
  7.125%, due 2/15/13 (c)
American Real Estate Partners L.P.                                            $ 6,705,000             $ 6,939,675          0.49%
  8.125%, due 6/1/12
CB Richard Ellis Services, Inc.                                               $ 2,093,000             $ 2,365,090          0.17%
  9.75%, due 5/15/10
CB Richard Ellis Services, Inc.                                               $ 5,290,000             $ 5,924,800          0.41%
  11.25%, due 6/15/11
Crescent Real Estate Equities L.P.                                            $ 6,920,000             $ 7,144,900          0.50%
  7.50%, due 9/15/07
OMEGA Healthcare Investors, Inc.                                              $ 6,175,000             $ 6,175,000          0.43%
  7.00%, due 4/1/14
Trustreet Properties, Inc.                                                    $ 8,730,000             $ 8,686,350          0.61%
  7.50%, due 4/1/15 (c)
                                                                                                      -----------          ----
TOTAL REAL ESTATE                                                                                     $44,223,215          3.10%
                                                                                                      -----------          ----

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.                       $ 4,005,000             $ 4,565,700          0.32%
  12.50%, due 6/15/12
                                                                                                      -----------          ----
TOTAL ROAD & RAIL                                                                                     $ 4,565,700          0.32%
                                                                                                      -----------          ----

                                                                             SHARES / PRINCIPAL
                                                                                  AMOUNT             MARKET VALUE      % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                                        $ 4,665,000             $ 3,930,262          0.28%
  7.125%, due 3/15/11 (i)
Amkor Technology, Inc.                                                        $   535,000             $   449,400          0.03%
  7.75%, due 5/15/13
Amkor Technology, Inc.                                                        $ 2,560,000             $ 2,291,200          0.16%
  10.50%, due 5/1/09 (i)
MagnaChip Semiconductor SA                                                    $ 2,690,000             $ 2,757,250          0.19%
  6.26%, due 12/15/11 (c)(j)
MagnaChip Semiconductor SA                                                    $ 4,170,000             $ 4,263,825          0.30%
  8.00%, due 12/15/14 (c)
                                                                                                      -----------          ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                        $13,691,937          0.96%
                                                                                                      -----------          ----
SPECIALTY RETAIL
Blockbuster, Inc.                                                             $ 4,115,000             $ 3,991,550          0.28%
  9.00%, due 9/1/12 (c)(i)
Rent-Way, Inc.                                                                $ 4,045,000             $ 4,479,838          0.31%
  11.875%, due 6/15/10
Stratus Technologies, Inc.                                                    $ 2,670,000             $ 2,643,300          0.19%
  10.375%, due 12/1/08
Toys "R" Us, Inc.                                                             $ 2,445,000             $ 2,298,300          0.16%
  7.625%, due 8/1/11
                                                                                                      -----------          ----
TOTAL SPECIALTY RETAIL                                                                                $13,412,988          0.94%
                                                                                                      -----------          ----

TOBACCO
Commonwealth Brands, Inc.                                                     $ 5,635,000             $ 6,029,450          0.42%
  9.75%, due 4/15/08 (c)
Commonwealth Brands, Inc.                                                     $ 3,110,000             $ 3,327,700          0.23%
  10.625%, due 9/1/08 (c)
                                                                                                      -----------          ----
TOTAL TOBACCO                                                                                         $ 9,357,150          0.65%
                                                                                                      -----------          ----
TRANSPORTATION INFRASTRUCTURE
Great Lakes Dredge & Dock Corp.                                               $ 3,400,000             $ 2,822,000          0.20%
  7.75%, due 12/15/13 (i)
                                                                                                      -----------          ----
TOTAL TRANSPORTATION INFRASTRUCTURE                                                                   $ 2,822,000          0.20%
                                                                                                      -----------          ----

WIRELESS TELECOMMUNICATION SERVICES
Alamosa Delaware, Inc.                                                        $ 6,010,000             $ 6,535,875          0.46%
  0.00%, due 7/31/09 -- 12.00%, beginning 7/31/05
Alamosa Delaware, Inc.                                                        $   513,000             $   583,538          0.04%
  11.00%, due 7/31/10
American Tower Escrow Corp.                                                   $ 1,305,000             $   978,750          0.07%
  0.00%, due 8/1/08

                                                                             SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE     % NET ASSETS
Dobson Cellular Systems                                                       $  1,100,000            $  1,127,500         0.08%
  7.493%, due 11/1/11 (c)(j)
Dobson Cellular Systems                                                       $  1,105,000            $  1,127,100         0.08%
  8.375%, due 11/1/11 (c)
Dobson Cellular Systems                                                       $  1,945,000            $  1,983,900         0.14%
  9.875%, due 11/1/12 (c)(i)
Inmarsat Finance II PLC                                                       $  6,585,000            $  4,642,425         0.33%
  0.00%, due 11/15/12 -- 10.375%, beginning 11/15/08
Loral CyberStar, Inc.                                                         $  5,773,000            $  4,156,560         0.29%
  10.00%, due 7/15/06 (d)
Millicom International Cellular S.A.                                          $  8,255,000            $  8,420,100         0.59%
  10.00%, due 12/1/13 (c)
Triton PCS, Inc.                                                              $  7,640,000            $  7,028,800         0.49%
  8.50%, due 6/1/13 (i)
US Unwired, Inc.                                                              $  2,875,000            $  3,184,062         0.22%
  10.00%, due 6/15/12
                                                                                                      ------------        -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                             $ 39,768,610         2.79%
                                                                                                      ------------        -----

TOTAL CORPORATE BONDS
  (Cost $929,248,314)                                                                                 $970,922,039        68.04%
                                                                                                      ------------        -----

LOAN ASSIGNMENT & PARTICIPATION
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) Term Loan                                    $  4,800,000            $  4,836,000         0.34%
  9.00%, due 3/31/06 (h)(j)
                                                                                                      ------------        -----
TOTAL AUTO COMPONENTS                                                                                 $  4,836,000         0.34%
                                                                                                      ------------        -----

CONTAINERS & PACKAGING
Graham Packaging Co., Inc. Term Loan C                                        $  1,000,000            $  1,029,583         0.07%
  7.313%, due 4/7/12 (h)(j)
                                                                                                      ------------        -----
TOTAL CONTAINERS & PACKAGING                                                                          $  1,029,583         0.07%
                                                                                                      ------------        -----

DIVERSIFIED TELECOMMUNICATION SERVICES
Metro PCS Wireless Bridge Series B                                            $  4,000,000            $  4,000,000         0.28%
  7.50%, due 3/7/06 (e)(j)
Qwest Corp. Term Loan B                                                       $  4,250,000            $  4,304,642         0.30%
  6.95%, due 6/30/10 (h)(j)
                                                                                                      ------------        -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                          $  8,304,642         0.58%
                                                                                                      ------------        -----

MEDIA
Fidelity National Information Solutions Term Loan B                           $  1,000,000            $  1,003,125         0.07%
  4.51%, due 3/9/13 (j)
                                                                                                      ------------        -----
TOTAL MEDIA                                                                                           $  1,003,125         0.07%
                                                                                                      ------------        -----

                                                                             SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE     % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
Mirant Corp. Revolver                                                         $ 1,262,754             $  1,014,149         0.07%
  0.00%, due 7/17/05 (d)(h)(j)
                                                                                                      ------------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                             $  1,014,149         0.07%
                                                                                                      ------------         ----

PHARMACEUTICALS
Warner Chilcott Corp. Term Loan B                                             $ 3,275,462             $  3,306,579         0.23%
  5.584%, due 1/18/12 (j)
Warner Chilcott Corp. Term Loan C                                             $ 1,319,851             $  1,332,390         0.10%
  5.584%, due 1/18/12 (j)
Warner Chilcott Corp. Term Loan D                                             $   609,734             $    615,527         0.04%
  5.584%, due 1/18/12 (j)
                                                                                                      ------------         ----
TOTAL PHARMACEUTICALS                                                                                 $  5,254,496         0.37%
                                                                                                      ------------         ----

REAL ESTATE
LNR Property Corp. Term Loan B                                                $ 7,305,000             $  7,387,181         0.52%
  5.81%, due 2/3/08 (j)
Riley Mezzanine Corp. Term Loan 1                                             $ 3,000,000             $  3,022,500         0.21%
  7.31%, due 2/3/08 (j)
Riley Mezzanine Corp. Term Loan 2                                             $ 2,000,000             $  2,030,000         0.14%
  8.06%, due 2/3/08 (j)
                                                                                                      ------------         ----
TOTAL REAL ESTATE                                                                                     $ 12,439,681         0.87%
                                                                                                      ------------         ----

TEXTILES, APPAREL & LUXURY GOODS
Jostens IH Corp. Term Loan C                                                  $   970,000             $    984,954         0.07%
  5.19%, due 10/4/11 (h)(j)
                                                                                                      ------------         ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                                $    984,954         0.07%
                                                                                                      ------------         ----

TOTAL LOAN ASSIGNMENT & PARTICIPATION
  (Cost $34,467,021)                                                                                  $ 34,866,630         2.44%
                                                                                                      ------------         ----

PREFERRED STOCK
COMMERCIAL SERVICES & SUPPLIES
Colorado Prime Corp. (a)(e)(h)(l)                                                   1,395             $         14         0.00% (b)
                                                                                                      ------------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                  $         14         0.00% (b)
                                                                                                      ------------         ----

MEDIA
Haights Cross Communications, Inc. 16.00% Class B  (e)(h)(m)                       91,000             $  5,050,500         0.35%
Paxson Communications Corp. (m)                                                       349             $  2,370,888         0.17%
Ziff Davis Media, Inc.  (a)(e)                                                        674             $    465,060         0.03%

                                                                                                      ------------         ----
TOTAL MEDIA                                                                                           $  7,886,448         0.55%
                                                                                                      ------------         ----

                                                                             SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE     % NET ASSETS
REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                                         10,625             $ 16,256,250         1.14%
                                                                                                      ------------         ----
TOTAL REAL ESTATE                                                                                     $ 16,256,250         1.14%
                                                                                                      ------------         ----

WIRELESS TELECOMMUNICATION SERVICES
Rural Cellular Corp.                                                                    2             $      1,558         0.00% (b)
                                                                                                      ------------         ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                             $      1,558         0.00% (b)
                                                                                                      ------------         ----

TOTAL PREFERRED STOCK
  (Cost $24,219,165)                                                                                  $ 24,144,270         1.69%
                                                                                                      ------------         ----

WARRANTS
DIVERSIFIED FINANCIAL SERVICES
ASAT Finance LLC Strike @ $18.60 Expire 11/1/06 (a)(c)(e)(l)                        1,530             $         15         0.00% (b)
                                                                                                      ------------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                  $         15         0.00% (b)
                                                                                                      ------------         ----

MEDIA
Haights Cross Communications, Inc. Strike price $0.001
  Expire 12/10/11 (a)(e)(h)(l)                                                         91             $          1         0.00% (b)
Haights Cross Communications, Inc. Strike price $0.001
  Expire 12/10/11 Preferred Class A (a)(e)(h)(l)                                   86,850             $        868         0.00% (b)
Ono Finance PLC Expire 2/15/11 (a)(c)(e)(l)                                         7,855             $         79         0.00% (b)
Ziff Davis Media, Inc. Strike @ $0.001 Expire 8/12/12 (a)(c)                      123,640             $     12,364         0.00% (b)
                                                                                                      ------------         ----
TOTAL MEDIA                                                                                           $     13,312         0.00% (b)
                                                                                                      ------------         ----

METALS & MINING
ACP Holding Co. Strike @ $0.01 Expire 10/7/13 (a)(c)(e)                           744,004             $  1,413,608         0.10%
                                                                                                      ------------         ----
TOTAL METALS & MINING                                                                                 $  1,413,608         0.10%
                                                                                                      ------------         ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. Expire 12/2/12 (a)(e)(h)(l)                             607,105             $      6,071         0.00% (b)
UbiquiTel, Inc. Strike @ $22.74 Expire 4/15/10 (a)(c)(e)                            2,510             $         25         0.00% (b)
                                                                                                      ------------         ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                             $      6,096         0.00% (b)
                                                                                                      ------------         ----

TOTAL WARRANTS
  (Cost $1,148,767)                                                                                   $  1,433,031         0.10%
                                                                                                      ------------         ----

                                                                             SHARES / PRINCIPAL
                                                                                  AMOUNT              MARKET VALUE     % NET ASSETS
YANKEE BONDS (n)
CONTAINERS & PACKAGING
Crown Cork & Seal Finance PLC                                                 $ 4,925,000             $  5,035,813          0.35%
  7.00%, due 12/15/06
Smurfit Capital Funding PLC                                                   $ 4,475,000             $  4,296,000          0.30%
  7.50%, due 11/20/25
                                                                                                      ------------         -----
TOTAL CONTAINERS & PACKAGING                                                                          $  9,331,813          0.65%
                                                                                                      ------------         -----

ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                                    $11,219,054             $ 12,593,388          0.88%
  10.00%, due 11/5/10
Petroleum Geo-Services ASA                                                    $ 1,050,691             $  1,073,018          0.08%
  8.00%, due 11/5/06
                                                                                                      ------------         -----
TOTAL ENERGY EQUIPMENT & SERVICES                                                                     $ 13,666,406          0.96%
                                                                                                      ------------         -----

INSURANCE
Fairfax Financial Holdings Ltd.                                               $ 2,575,000             $  2,291,750          0.16%
  7.375%, due 4/15/18 (i)
Fairfax Financial Holdings Ltd.                                               $   885,000             $    854,025          0.06%
  7.75%, due 4/26/12
Fairfax Financial Holdings Ltd.                                               $   135,000             $    114,750          0.01%
  7.75%, due 7/15/37
Fairfax Financial Holdings Ltd.                                               $ 5,865,000             $  5,337,150          0.37%
  8.30%, due 4/15/26 (i)
                                                                                                      ------------         -----
TOTAL INSURANCE                                                                                       $  8,597,675          0.60%
                                                                                                      ------------         -----

MEDIA
Rogers Cablesystem, Ltd.                                                      $ 3,045,000             $  3,319,050          0.23%
  11.00%, due 12/1/15
                                                                                                      ------------         -----
TOTAL MEDIA                                                                                           $  3,319,050          0.23%
                                                                                                      ------------         -----

METALS & MINING
Algoma Steel, Inc.                                                            $ 5,063,000             $  5,518,670          0.39%
  11.00%, due 12/31/09
                                                                                                      ------------         -----
TOTAL METALS & MINING                                                                                 $  5,518,670          0.39%
                                                                                                      ------------         -----

PAPER & FOREST PRODUCTS
Tembec Industries, Inc.                                                       $ 7,175,000             $  6,923,875          0.49%
  8.625%, due 6/30/09 (i)
                                                                                                      ------------         -----
TOTAL PAPER & FOREST PRODUCTS                                                                         $  6,923,875          0.49%
                                                                                                      ------------         -----

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V                        $   935,000             $    935,000          0.07%
  11.75%, due 6/15/09
                                                                                                      ------------         -----
TOTAL ROAD & RAIL                                                                                     $    935,000          0.07%
                                                                                                      ------------         -----

                                                     SHARES / PRINCIPAL
                                                         AMOUNT                   MARKET VALUE             % NET ASSETS
WIRELESS TELECOMMUNICATION SERVICES
Rogers Cantel, Inc.                                     $  2,560,000               $  3,020,800                 0.21%
  9.75%, due 6/1/16
                                                                                   ------------                -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                          $  3,020,800                 0.21%
                                                                                   ------------                -----

TOTAL YANKEE BONDS
  (Cost $46,950,446)                                                               $ 51,313,289                 3.60%
                                                                                   ------------                -----

SHORT TERM INVESTMENTS
Commercial Paper
AIG Funding, Inc.                                       $ 21,900,000               $ 21,892,080                 1.54%
  2.60% due 4/6/05
American Express Credit Corp.                           $ 12,500,000               $ 12,482,802                 0.88%
  2.75% due 4/19/05
Deutsche Bank Financial LLC                             $ 10,000,000               $  9,997,691                 0.70%
  2.77% due 4/4/05
Federal Home Loan Banks                                 $  7,615,000               $  7,615,000                 0.53%
  2.50% due 4/1/05
Federal National Mortgage Association                   $ 24,530,000               $ 24,511,942                 1.72%
  2.65% due 4/11/05
Federal National Mortgage Association                   $  8,675,000               $  8,664,059                 0.61%
  2.67% due 4/18/05
General Electric Capital Corp.                          $ 15,000,000               $ 14,975,835                 1.05%
  2.76% due 4/22/05
Harvard University                                      $  1,040,000               $  1,039,637                 0.07%
  2.50% due 4/6/05
Liquid Funding LTD                                      $ 25,000,000               $ 24,994,583                 1.75%
  2.65% due 4/4/05 (o)
Metlife Funding, Inc.                                   $ 45,000,000               $ 44,832,394                 3.14%
  2.73% due 5/20/05
Pitney Bowes, Inc.                                      $  5,610,000               $  5,610,000                 0.39%
  2.89% due 4/1/05 (o)
Societe Generale North America                          $  7,000,000               $  7,000,000                 0.49%
  2.75% due 4/1/05
Toyota Motor Credit Corp.                               $ 10,000,000               $  9,992,356                 0.70%
  2.75% due 4/11/05
USAA Capital Corp.                                      $ 10,000,000               $  9,996,932                 0.70%
  2.76% due 4/5/05
TOTAL COMMERCIAL PAPER                                                             ------------                -----
  (Cost $203,605,311)                                                              $203,605,311                14.27%
                                                                                   ------------                -----

                                                     SHARES / PRINCIPAL
                                                         AMOUNT                   MARKET VALUE             % NET ASSETS
INVESTMENT COMPANIES-MM
CAPITAL MARKETS
AIM Institutional Funds
  Groups (o)                                          1,317,566                   $ 1,317,566                 0.09%
Merrill Lynch Premier Institutional Fund             20,977,444                   $20,977,444                 1.47%
                                                                                  -----------                 ----
TOTAL CAPITAL MARKETS                                                             $22,295,010                 1.56%
                                                                                  -----------                 ----

TOTAL INVESTMENT COMPANIES-MM
  (Cost $22,295,010)                                                              $22,295,010                 1.56%
                                                                                  -----------                 ----

MASTER NOTE
Banc of America Securities LLC
  2.95% due 4/1/05 (o)                              $ 1,978,000                   $ 1,978,000                 0.14%
                                                                                  -----------                 ----
TOTAL MASTER NOTE
  (Cost $1,978,000)                                                               $ 1,978,000                 0.14%
                                                                                  -----------                 ----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  2.925%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $1,000,081 (o)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $1,146,557
  and a Market Value of
  $1,020,034)                                       $ 1,000,000                   $ 1,000,000                 0.07%
Dresdner Kleinwort Wasserstein Securities LLC
  2.945%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $61,004,990 (o)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $65,434,003
  and a Market Value of
  $63,804,770)                                      $61,000,000                   $61,000,000                 4.27%
Merrill Lynch & Co., Inc.
  2.955%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $12,350,014 (o)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $11,912,915
  and a Market Value of
  $12,966,764)                                      $12,349,000                   $12,349,000                 0.87%

                                                             SHARES / PRINCIPAL
                                                                 AMOUNT                       MARKET VALUE         % NET ASSETS
Morgan Stanley & Co
  2.925%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $16,701,357 (o)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $23,377,995
  and a Market Value of
  $17,328,861)                                                 $    16,700,000                $    16,700,000          1.17%
Wachovia Capital Markets, LLC
  2.945%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $18,001,473 (o)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $20,014,312
  and a Market Value of
  $18,360,000)                                                 $    18,000,000                $    18,000,000          1.26%
                                                                                              ---------------        ------
TOTAL REPURCHASE AGREEMENTS
  (Cost $109,049,000)                                                                         $   109,049,000          7.64%
                                                                                              ---------------        ------

SHORT-TERM LOAN ASSIGNMENTS & PARTICIPATION
MULTI-UTILITIES & UNREGULATED POWER
Mirant Corp. Revolver                                          $     1,480,000                $     1,077,440          0.08%
                                                                                              ---------------        ------
  4.75%, due 1/15/06 (d)(h)(j)
TOTAL SHORT-TERM LOAN ASSIGNMENT & PARTICIPATION
  (Cost $1,212,876)                                                                           $     1,077,440          0.08%
                                                                                              ---------------        ------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $338,140,197)                                                                         $   338,004,761         23.69%
                                                                                              ---------------        ------
TOTAL INVESTMENTS
  (Cost $1,480,874,907) (p)                                                                   $ 1,521,661,393(q)     106.64%

Cash and Other Assets Less Liabilities                                                       ($    94,731,561)        (6.64%)
                                                                                              ---------------        ------
NET ASSETS                                                                                    $ 1,426,929,832        100.00%
                                                                                              ===============        ======

(a)    Non-income producing security.

(b)    Less than one hundredth of a percent.

(c)    May be sold to institutional investors only.

(d)    Issue in default.

(e)    Illiquid security.

(f)    Issuer in bankruptcy.

(g)    Partially segregated for unfunded loan commitments.

(h)    Restricted security.

(i)    Represents a security, or a portion thereof, which is out on loan.

(j)    Floating rate.  Rate shown is the rate in effect at March 31, 2005.

(k) LYON-Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(l)   Fair valued security.

(m) PIK ("Payment in Kind") - Interest or dividend payment is made with additional securities.

(n) Yankee bond--Dollar denominated bonds issued in the United States by foreign banks and corporations.

(o) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)   The cost for federal income tax purposes is $1,482,253,720.

(q) At March 31, 2005, net unrealized appreciation was $39,407,673 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $96,755,586 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $57,347,913.

      The following abbreviations are used in the above portfolio:

      C$-Canadian Dollar.

      -Euro.

      (pound)-Pound Sterling.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Northrop Grumman Corp.                                                           17,621            $  951,181           0.98%
                                                                                                   ----------           ----
TOTAL AEROSPACE & DEFENSE                                                                          $  951,181           0.98%
                                                                                                   ----------           ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                                                       2,640            $  248,028           0.26%
United Parcel Service, Inc. Class B                                               9,912            $  721,001           0.74%
                                                                                                   ----------           ----
TOTAL AIR FREIGHT & LOGISTICS                                                                      $  969,029           1.00%
                                                                                                   ----------           ----

AIRLINES
Delta Air Lines, Inc. (a)                                                         2,447            $    9,910           0.01%
Southwest Airlines Co.                                                            7,861            $  111,941           0.12%
                                                                                                   ----------           ----
TOTAL AIRLINES                                                                                     $  121,851           0.13%
                                                                                                   ----------           ----

AUTO COMPONENTS
Magna International, Inc. Class A                                                 9,475            $  633,874           0.65%
                                                                                                   ----------           ----
TOTAL AUTO COMPONENTS                                                                              $  633,874           0.65%
                                                                                                   ----------           ----

AUTOMOBILES
Ford Motor Co.                                                                  118,926            $1,347,430           1.39%
                                                                                                   ----------           ----
TOTAL AUTOMOBILES                                                                                  $1,347,430           1.39%
                                                                                                   ----------           ----

BEVERAGES
Molson Coors Brewing Co. Class B                                                  7,207            $  556,165           0.57%
                                                                                                   ----------           ----
TOTAL BEVERAGES                                                                                    $  556,165           0.57%
                                                                                                   ----------           ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                                                   1,995            $  116,128           0.12%
                                                                                                   ----------           ----
TOTAL BIOTECHNOLOGY                                                                                $  116,128           0.12%
                                                                                                   ----------           ----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
CAPITAL MARKETS
A.G. Edwards, Inc.                                                                6,372            $  285,466           0.29%
                                                                                                   ----------          -----

TOTAL CAPITAL MARKETS                                                                              $  285,466           0.29%
                                                                                                   ----------          -----

COMMERCIAL BANKS
Bank of America Corp.                                                           101,403            $4,471,871           4.62%
Comerica, Inc.                                                                    2,831            $  155,932           0.16%
First Horizon National Corp.                                                      2,437            $   99,404           0.10%
National City Corp.                                                              86,108            $2,884,620           2.98%
Wachovia Corp.                                                                   23,572            $1,200,053           1.24%
Wells Fargo & Co.                                                                15,110            $  903,577           0.93%
                                                                                                   ----------          -----
TOTAL COMMERCIAL BANKS                                                                             $9,715,457          10.03%
                                                                                                   ----------          -----

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                                                    39,081            $  802,724           0.83%
Donnelley (R.R.) & Sons Co.                                                       1,106            $   34,972           0.04%
John H. Harland Co.                                                               3,541            $  121,667           0.13%
                                                                                                   ----------          -----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                               $  959,363           1.00%
                                                                                                   ----------          -----

COMMUNICATIONS EQUIPMENT
Harris Corp.                                                                      1,324            $   43,229           0.04%
Motorola, Inc.                                                                   75,045            $1,123,426           1.16%
                                                                                                   ----------          -----
TOTAL COMMUNICATIONS EQUIPMENT                                                                     $1,166,655           1.20%
                                                                                                   ----------          -----

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                                              59,317            $1,301,414           1.34%
International Business Machines Corp.                                            33,019            $3,017,278           3.12%
                                                                                                   ----------          -----
TOTAL COMPUTERS & PERIPHERALS                                                                      $4,318,692           4.46%
                                                                                                   ----------          -----

CONSUMER FINANCE
Capital One Financial Corp.                                                      10,614            $  793,608           0.82%
                                                                                                   ----------          -----
TOTAL CONSUMER FINANCE                                                                             $  793,608           0.82%
                                                                                                   ----------          -----

CONTAINERS & PACKAGING
Silgan Holdings, Inc.                                                               421            $   27,357           0.03%
                                                                                                   ----------          -----
TOTAL CONTAINERS & PACKAGING                                                                       $   27,357           0.03%
                                                                                                   ----------          -----

DIVERSIFIED FINANCIAL SERVICES
JPMorgan Chase & Co.                                                              5,213            $  180,371           0.19%
                                                                                                   ----------          -----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                               $  180,371           0.19%
                                                                                                   ----------          -----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                                     13,987            $  767,188           0.79%
AT&T Corp.                                                                       65,589            $1,229,796           1.27%
Sprint Corp.                                                                      2,431            $   55,305           0.06%
Verizon Communications, Inc.                                                     30,350            $1,077,425           1.11%
                                                                                                   ----------           ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                       $3,129,714           3.23%
                                                                                                   ----------           ----

ELECTRIC UTILITIES
American Electric Power Co., Inc.                                                29,779            $1,014,273           1.05%
Exelon Corp.                                                                      9,201            $  422,233           0.44%
FirstEnergy Corp.                                                                48,952            $2,053,536           2.12%
FPL Group, Inc.                                                                   5,762            $  231,345           0.24%
Great Plains Energy, Inc.                                                         1,088            $   33,271           0.03%
                                                                                                   ----------           ----
TOTAL ELECTRIC UTILITIES                                                                           $3,754,658           3.88%
                                                                                                   ----------           ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Arrow Electronics, Inc. (a)                                                       4,404            $  111,642           0.12%
Ingram Micro, Inc. (a)                                                           31,487            $  524,888           0.54%
Tech Data Corp. (a)                                                               4,143            $  153,538           0.16%
                                                                                                   ----------           ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                           $  790,068           0.82%
                                                                                                   ----------           ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                                                33,910            $  700,242           0.72%
SUPERVALU, Inc.                                                                  41,755            $1,392,525           1.44%
                                                                                                   ----------           ----
TOTAL FOOD & STAPLES RETAILING                                                                     $2,092,767           2.16%
                                                                                                   ----------           ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.                                                       15,235            $  374,478           0.39%
Pilgrim's Pride Corp. Class B                                                    19,613            $  700,576           0.72%
Sanderson Farms, Inc.                                                             3,370            $  145,619           0.15%
Tyson Foods, Inc. Class A                                                        17,540            $  292,568           0.30%
                                                                                                   ----------           ----
TOTAL FOOD PRODUCTS                                                                                $1,513,241           1.56%
                                                                                                   ----------           ----

GAS UTILITIES
Nicor, Inc.                                                                      20,272            $  751,889           0.78%
UGI Corp.                                                                           696            $   31,612           0.03%
                                                                                                   ----------           ----
TOTAL GAS UTILITIES                                                                                $  783,501           0.81%
                                                                                                   ----------           ----
HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp.-Applied Biosystems Group                                           21,109            $  416,693           0.43%
Becton, Dickinson & Co.                                                          10,977            $  641,277           0.66%
                                                                                                   ----------           ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                             $1,057,970           1.09%
                                                                                                   ----------           ----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.                                                          14,111            $  808,420           0.84%
Cardinal Health, Inc.                                                             8,025            $  447,793           0.46%
CIGNA Corp.                                                                      21,555            $1,924,861           1.99%
Kindred Healthcare, Inc. (a)                                                      1,415            $   49,667           0.05%
McKesson Corp.                                                                    7,354            $  277,614           0.29%
                                                                                                   ----------           ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                             $3,508,355           3.63%
                                                                                                   ----------           ----

HOTELS, RESTAURANTS & LEISURE
McDonald's Corp.                                                                 46,441            $1,446,169           1.49%
                                                                                                   ----------           ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                                $1,446,169           1.49%
                                                                                                   ----------           ----

HOUSEHOLD DURABLES
American Greetings Corp. Class A                                                  5,360            $  136,571           0.14%
Black & Decker Corp. (The)                                                        4,876            $  385,156           0.40%
Newell Rubbermaid, Inc.                                                          11,850            $  259,988           0.27%
NVR, Inc. (a)                                                                       178            $  139,730           0.14%
Stanley Works (The)                                                                 633            $   28,656           0.03%
Whirlpool Corp.                                                                   1,575            $  106,675           0.11%
                                                                                                   ----------           ----
TOTAL HOUSEHOLD DURABLES                                                                           $1,056,776           1.09%
                                                                                                   ----------           ----

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                                              8,698            $  571,719           0.59%
Procter & Gamble Co. (The)                                                        7,170            $  380,010           0.39%
                                                                                                   ----------           ----
TOTAL HOUSEHOLD PRODUCTS                                                                           $  951,729           0.98%
                                                                                                   ----------           ----

INDUSTRIAL CONGLOMERATES
General Electric Co.                                                              4,736            $  170,780           0.18%
Tyco International Ltd.                                                          25,375            $  857,675           0.89%
                                                                                                   ----------           ----
TOTAL INDUSTRIAL CONGLOMERATES                                                                     $1,028,455           1.07%
                                                                                                   ----------           ----

INSURANCE
ACE, Ltd.                                                                        12,443            $  513,522           0.53%
Aon Corp.                                                                         8,795            $  200,878           0.21%
First American Corp.                                                             32,196            $1,060,533           1.10%
Hartford Financial Services Group, Inc. (The)                                    10,523            $  721,457           0.75%
Lincoln National Corp.                                                            9,066            $  409,239           0.42%
Loews Corp.                                                                       3,771            $  277,319           0.29%
Protective Life Corp.                                                             8,809            $  346,194           0.36%
St. Paul Travelers Cos., Inc. (The)                                               5,487            $  201,538           0.21%
W. R. Berkley Corp.                                                              10,937            $  542,473           0.56%
                                                                                                   ----------           ----
TOTAL INSURANCE                                                                                    $4,273,153           4.43%
                                                                                                   ----------           ----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
INTERNET SOFTWARE & SERVICES
EarthLink, Inc. (a)                                                             100,745            $  906,705           0.94%
United Online, Inc. (a)                                                          30,186            $  316,049           0.33%
                                                                                                   ----------           ----
TOTAL INTERNET SOFTWARE & SERVICES                                                                 $1,222,754           1.27%
                                                                                                   ----------           ----

IT SERVICES
CheckFree Corp. (a)                                                               1,692            $   68,966           0.07%
Computer Sciences Corp. (a)                                                      23,693            $1,086,324           1.12%
Sabre Holdings Corp. Class A                                                     17,073            $  373,559           0.39%
                                                                                                   ----------           ----
TOTAL IT SERVICES                                                                                  $1,528,849           1.58%
                                                                                                   ----------           ----

LEISURE EQUIPMENT & PRODUCTS
Eastman Kodak Co.                                                                38,640            $1,257,734           1.30%
                                                                                                   ----------           ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                                 $1,257,734           1.30%
                                                                                                   ----------           ----

MACHINERY
Cummins, Inc.                                                                    15,521            $1,091,905           1.13%
                                                                                                   ----------           ----
TOTAL MACHINERY                                                                                    $1,091,905           1.13%
                                                                                                   ----------           ----

MEDIA
Regal Entertainment Group Class A                                                18,306            $  384,976           0.40%
Time Warner, Inc. (a)                                                            88,883            $1,559,897           1.61%
Viacom, Inc. Class B                                                             10,042            $  349,762           0.36%
Walt Disney Co. (The)                                                            53,187            $1,528,065           1.58%
                                                                                                   ----------           ----
TOTAL MEDIA                                                                                        $3,822,700           3.95%
                                                                                                   ----------           ----

METALS & MINING
Phelps Dodge Corp.                                                               11,371            $1,156,772           1.19%
United States Steel Corp.                                                         7,232            $  367,749           0.38%
                                                                                                   ----------           ----
TOTAL METALS & MINING                                                                              $1,524,521           1.57%
                                                                                                   ----------           ----

MULTILINE RETAIL
Dillard's, Inc.                                                                   4,798            $  129,066           0.13%
Federated Department Stores, Inc.                                                20,454            $1,301,690           1.34%
Sears Holdings Corp. (a)                                                          5,100            $  679,167           0.70%
                                                                                                   ----------           ----
TOTAL MULTILINE RETAIL                                                                             $2,109,923           2.17%
                                                                                                   ----------           ----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
Constellation Energy Group, Inc.                                                  2,229            $  115,239           0.12%
Duke Energy Corp.                                                                10,799            $  302,480           0.31%
National Fuel Gas Co.                                                             3,091            $   88,372           0.09%
                                                                                                   ----------           ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                          $  506,091           0.52%
                                                                                                   ----------           ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                                                   4,639            $   70,282           0.07%
                                                                                                   ----------           ----
TOTAL OFFICE ELECTRONICS                                                                           $   70,282           0.07%
                                                                                                   ----------           ----

OIL & GAS
ChevronTexaco Corp.                                                              79,151            $4,615,297           4.77%
ConocoPhillips                                                                   13,767            $1,484,639           1.53%
ExxonMobil Corp.                                                                 23,925            $1,425,930           1.47%
Marathon Oil Corp.                                                                2,302            $  108,010           0.11%
Occidental Petroleum Corp.                                                        5,907            $  420,401           0.43%
Sunoco, Inc.                                                                     10,390            $1,075,572           1.11%
                                                                                                   ----------           ----
TOTAL OIL & GAS                                                                                    $9,129,849           9.42%
                                                                                                   ----------           ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                                            15,453            $  548,427           0.57%
Louisiana-Pacific Corp.                                                          38,336            $  963,765           1.00%
Weyerhaeuser Co.                                                                  9,746            $  667,603           0.69%
                                                                                                   ----------           ----
TOTAL PAPER & FOREST PRODUCTS                                                                      $2,179,795           2.26%
                                                                                                   ----------           ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                                         54,049            $1,376,086           1.42%
Johnson & Johnson                                                                50,972            $3,423,278           3.54%
Kos Pharmaceuticals, Inc. (a)                                                     6,342            $  264,334           0.27%
Merck & Co., Inc.                                                                70,110            $2,269,466           2.34%
Pfizer, Inc.                                                                     85,773            $2,253,251           2.33%
                                                                                                   ----------           ----
TOTAL PHARMACEUTICALS                                                                              $9,586,415           9.90%
                                                                                                   ----------           ----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
REAL ESTATE
Apartment Investment & Management Co. Class A                                    12,263            $  456,185           0.47%
CBL & Associates Properties, Inc.                                                18,200            $1,301,480           1.34%
Colonial Properties Trust                                                        10,106            $  388,170           0.40%
Crescent Real Estate Equities Co.                                                 9,702            $  158,532           0.16%
General Growth Properties, Inc.                                                   2,043            $   69,667           0.07%
HRPT Properties Trust                                                             7,044            $   83,894           0.09%
Lexington Corporate Properties Trust                                              1,879            $   41,225           0.04%
Plum Creek Timber Co., Inc.                                                       1,673            $   59,726           0.06%
Trizec Properties, Inc.                                                           9,605            $  182,495           0.19%
Vornado Realty Trust                                                              3,582            $  248,124           0.26%
                                                                                                   ----------           ----
TOTAL REAL ESTATE                                                                                  $2,989,498           3.08%
                                                                                                   ----------           ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                                3,443            $  185,681           0.19%
CSX Corp.                                                                         1,783            $   74,262           0.08%
Norfolk Southern Corp.                                                            3,531            $  130,824           0.14%
Union Pacific Corp.                                                               2,328            $  162,261           0.17%
                                                                                                   ----------           ----
TOTAL ROAD & RAIL                                                                                  $  553,028           0.58%
                                                                                                   ----------           ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.                                                                     131,713            $3,059,690           3.16%
MEMC Electronic Materials, Inc (a)                                                1,146            $   15,414           0.02%
OmniVision Technologies, Inc. (a)                                                 4,914            $   74,447           0.08%
                                                                                                   ----------           ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                     $3,149,551           3.26%
                                                                                                   ----------           ----

SOFTWARE
Computer Associates International, Inc.                                              55            $    1,490           0.00%(b)
Microsoft Corp.                                                                  74,710            $1,805,740           1.87%
                                                                                                   ----------           ----
TOTAL SOFTWARE                                                                                     $1,807,230           1.87%
                                                                                                   ----------           ----

SPECIALTY RETAIL
Barnes & Noble, Inc.                                                             12,394            $  427,467           0.44%
Borders Group, Inc.                                                                 461            $   12,272           0.01%
Charming Shoppes, Inc. (a)                                                       11,966            $   97,282           0.10%
GameStop Corp. Class B (a)                                                        4,480            $   99,904           0.10%
Limited Brands, Inc.                                                              4,310            $  104,733           0.11%
Rent-A-Center, Inc. (a)                                                          11,923            $  325,618           0.34%
Sonic Automotive, Inc.                                                              730            $   16,578           0.02%
                                                                                                   ----------           ----
TOTAL SPECIALTY RETAIL                                                                             $1,083,854           1.12%
                                                                                                   ----------           ----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                                      65,725            $2,133,432           2.20%
Flagstar Bancorp, Inc.                                                            2,574            $   50,322           0.05%
Fremont General Corp.                                                            14,933            $  328,380           0.34%
Washington Mutual, Inc.                                                          13,585            $  536,608           0.55%
                                                                                                   ----------           ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                                   $3,048,742           3.14%
                                                                                                   ----------           ----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
TOBACCO
Altria Group, Inc.                                                               16,879           $ 1,103,721           1.14%
Reynolds American, Inc.                                                           8,273           $   666,723           0.69%
                                                                                                  -----------         ------
TOTAL TOBACCO                                                                                     $ 1,770,444           1.83%
                                                                                                  -----------         ------
TOTAL COMMON STOCK                                                                                $95,962,348          99.12%
                                                                                                  -----------         ------

CONVERTIBLE PREFERRED STOCK
AUTOMOBILES
Ford Motor Co. Capital Trust II                                                   3,150           $   142,821           0.15%
6.50%
General Motors Corp.                                                              3,691           $    68,948           0.07%
5.25% Series B
                                                                                                  -----------         ------
TOTAL AUTOMOBILES                                                                                 $   211,769           0.22%
                                                                                                  -----------         ------

OFFICE ELECTRONICS
Xerox Corp.                                                                       1,250           $   164,476           0.17%
6.25%
                                                                                                  -----------         ------
TOTAL OFFICE ELECTRONICS                                                                          $   164,476           0.17%
                                                                                                  -----------         ------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                 $   376,245           0.39%
                                                                                                  -----------         ------
TOTAL INVESTMENTS
   (COST $90,904,003) (c)                                                                         $96,338,593(d)       99.51%
Cash and Other Assets Less Liabilities                                                            $   463,416           0.49%
                                                                                                  -----------         ------
NET ASSETS                                                                                        $96,802,009         100.00%
                                                                                                  ===========         ======

(a)   Non-income producing security.

(b)   Less than one tenth of a percent.

(c)   The cost for federal income tax purposes is $92,046,273.

(d) At March 31, 2005 net unrealized appreciation was 4,292,320, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there were was an excess of market value over cost of $9,657,884 and an aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,365,564.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCK
AUSTRALIA
Australian Gas Light Co. Ltd. (multi-utilities & unregulated power)              191,004           $ 2,094,682           0.83%
                                                                                                   -----------           ----
TOTAL AUSTRALIA                                                                                    $ 2,094,682           0.83%
                                                                                                   -----------           ----

BERMUDA
RenaissanceRe Holdings Ltd. (insurance)                                           26,100           $ 1,218,870           0.48%
                                                                                                   -----------           ----
TOTAL BERMUDA                                                                                      $ 1,218,870           0.48%
                                                                                                   -----------           ----

CANADA
Bank of Montreal (commercial banks)                                               26,700           $ 1,239,982           0.49%
                                                                                                   -----------           ----
TOTAL CANADA                                                                                       $ 1,239,982           0.49%
                                                                                                   -----------           ----

DENMARK
Danske Bank A/S (commercial banks) (g)                                            80,445           $ 2,334,001           0.92%
                                                                                                   -----------           ----
TOTAL DENMARK                                                                                      $ 2,334,001           0.92%
                                                                                                   -----------           ----

FINLAND
TietoEnator Oyj (it services)                                                     69,140           $ 2,363,432           0.94%
                                                                                                   -----------           ----
TOTAL FINLAND                                                                                      $ 2,363,432           0.94%
                                                                                                   -----------           ----

FRANCE
Air Liquide, S.A. (chemicals)                                                     10,100           $ 1,857,836           0.74%
Atos Origin, S.A. (business & public services) (a)                                 1,800           $   121,683           0.05%
BNP Paribas, S.A. (diversified financial services)                                77,494           $ 5,489,865           2.17%
Dexia (commercial banks)                                                          51,100           $ 1,215,514           0.48%
M6 Metropole Television (broadcasting & publishing)                               53,207           $ 1,489,796           0.59%
Societe Generale, S.A. Class A (commercial banks)                                  3,700           $   384,422           0.15%
Total, S.A. (oil & gas)                                                           15,850           $ 3,708,600           1.47%
                                                                                                   -----------           ----
TOTAL FRANCE                                                                                       $14,267,716           5.65%
                                                                                                   -----------           ----

GERMANY
BASF AG (chemicals)                                                               34,200           $ 2,422,811           0.96%
Bayerische Motoren Werke (BMW) AG (automobiles)                                  203,929           $ 9,249,674           3.66%
Deutsche Boerse AG (diversified financial services)                               73,630           $ 5,540,647           2.19%
Hannover Rueckversicherung AG (insurance)                                        112,923           $ 4,471,950           1.77%
Muenchener Rueckversicherungs-Gesellschaft AG Registered (insurance)              15,626           $ 1,877,721           0.74%
                                                                                                   -----------           ----
TOTAL GERMANY                                                                                      $23,562,803           9.32%
                                                                                                   -----------           ----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
GREAT BRITAIN (UK)
BP PLC (oil & gas) (c)                                                            59,500           $ 3,712,800           1.47%
Compass Group PLC (hotels, restaurants & leisure)                                505,500           $ 2,306,976           0.91%
Diageo Capital PLC (beverages) (c)                                                20,850           $ 1,186,365           0.47%
Diageo PLC (beverages)                                                           442,829           $ 6,242,803           2.47%
Exel PLC (air freight & logistics)                                               112,262           $ 1,802,191           0.71%
GlaxoSmithKline PLC (pharmaceuticals) (c)(g)                                      51,800           $ 2,378,656           0.94%
GUS PLC (merchandising)                                                           96,300           $ 1,659,685           0.66%
Jardine Lloyd Thompson Group PLC (insurance)                                      84,300           $   604,168           0.24%
Kingfisher PLC (merchandising)                                                   554,000           $ 3,025,607           1.20%
Lloyds TSB Group PLC (diversified financial services)                            497,357           $ 4,487,934           1.77%
Lloyds TSB Group PLC (diversified financial services) (c)                          7,365           $   267,129           0.11%
Man Group PLC (diversified financial services)                                   219,400           $ 5,700,909           2.26%
Next PLC (merchandising)                                                          55,200           $ 1,662,770           0.66%
Reckitt Benckiser PLC (household products)                                       160,062           $ 5,087,673           2.02%
Royal Bank of Scotland Group PLC (banking)                                        29,200           $   929,795           0.37%
Scottish & Southern Energy PLC (multi-utilities & unregulated power)              74,760           $ 1,246,777           0.49%
Smith & Nephew PLC (health & personal care)                                      126,294           $ 1,188,548           0.47%
Tesco PLC (food & staples retailing)                                           1,834,499           $10,980,923           4.35%
                                                                                                   -----------          -----
TOTAL GREAT BRITAIN (UK)                                                                           $54,471,709          21.57%
                                                                                                   -----------          -----

HONG KONG
Hongkong Electric Holdings Ltd. (electric utilities)                             548,500           $ 2,440,293           0.97%
                                                                                                   -----------          -----
TOTAL HONG KONG                                                                                    $ 2,440,293           0.97%
                                                                                                   -----------          -----

INDIA
ITC Ltd. (tobacco) (b)(d)                                                         40,900           $ 1,258,661           0.50%
                                                                                                   -----------          -----
TOTAL INDIA                                                                                        $ 1,258,661           0.50%
                                                                                                   -----------          -----

IRELAND
Bank of Ireland (commercial banks)                                               324,220           $ 5,127,470           2.03%
                                                                                                   -----------          -----
TOTAL IRELAND                                                                                      $ 5,127,470           2.03%
                                                                                                   -----------          -----

ITALY
Banco Popolare di Verona e Novara Scrl (commercial banks)                        134,800           $ 2,514,515           1.00%
Enel S.p.A. (utilities-electric & gas)                                           419,500           $ 4,013,211           1.59%
ENI S.p.A. (oil & gas)                                                           168,200           $ 4,367,274           1.73%
ENI S.p.A. (oil & gas) (c)                                                         4,500           $   585,720           0.23%
Riunione Adriatica di Sicurta S.p.A. (insurance)                                  84,700           $ 1,992,799           0.79%
Snam Rete Gas S.p.A. (gas utilities)                                             994,975           $ 5,539,604           2.19%
UniCredito Italiano S.p.A. (banking)                                             347,300           $ 2,039,419           0.81%
                                                                                                   -----------          -----
TOTAL ITALY                                                                                        $21,052,542           8.34%
                                                                                                   -----------          -----


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
JAPAN
Canon, Inc. (office electronics) (c)                                              41,311           $ 2,214,270           0.88%
Canon, Inc. (office electronics)                                                  97,800           $ 5,244,333           2.07%
Credit Saison Co., Ltd. (financial services)                                      16,900           $   608,356           0.24%
Fuji Photo Film Co., Ltd. (leisure equipment & products)                          24,400           $   891,989           0.35%
INPEX Corp. First Section (oil & gas)                                                 34           $   182,001           0.07%
Konica Minolta Holdings, Inc. (recreation, other consumer goods)                 337,000           $ 3,406,770           1.35%
NTT DoCoMo, Inc. (wireless telecommunication services)                               460           $   772,172           0.31%
OBIC Co., Ltd. (it services)                                                       9,400           $ 1,833,889           0.73%
RICOH Co., Ltd. (data processing & reproduction)                                  63,000           $ 1,081,041           0.43%
Secom Co., Ltd. (commercial services & supplies)                                  32,800           $ 1,364,245           0.54%
Seven-Eleven Japan Co., Ltd. (food & staples retailing)                           36,400           $ 1,065,896           0.42%
Shin-Etsu Chemical Co., Ltd. (chemicals)                                          42,900           $ 1,624,303           0.64%
Takeda Pharmaceutical Co. Ltd. (pharmaceuticals)                                 131,300           $ 6,257,043           2.48%
Toyota Motor Corp. (automobiles) (c)                                               7,000           $   520,660           0.21%
Uni-Charm Corp. (household products)                                              12,100           $   542,768           0.21%
                                                                                                   -----------          -----
TOTAL JAPAN                                                                                        $27,609,736          10.93%
                                                                                                   -----------          -----

MEXICO
Wal-Mart de Mexico SA de CV Series V (multiline retail)                          233,100           $   815,446           0.32%
                                                                                                   -----------          -----
TOTAL MEXICO                                                                                       $   815,446           0.32%
                                                                                                   -----------          -----

NETHERLANDS
Euronext N.V. (diversified financial services)                                    50,331           $ 1,790,941           0.71%
Reed Elsevier N.V. (media)                                                       383,455           $ 5,780,929           2.29%
Royal Dutch Petroleum Co. NY Shares (oil & gas)                                   63,600           $ 3,818,544           1.51%
TPG N.V. (air freight & logistics)                                               222,042           $ 6,317,905           2.50%
                                                                                                   -----------          -----
TOTAL NETHERLANDS                                                                                  $17,708,319           7.01%
                                                                                                   -----------          -----

SINGAPORE
SembCorp Logistics Ltd. (air freight & logistics)                                373,000           $   368,312           0.15%
                                                                                                   -----------          -----
TOTAL SINGAPORE                                                                                    $   368,312           0.15%
                                                                                                   -----------          -----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
SPAIN
Banco Popular Espanol, S.A. (commercial banks) (g)                               94,666            $ 6,123,476           2.42%
Iberdrola, S.A. (multi-utilities & unregulated power)                            84,290            $ 2,204,960           0.87%
Indra Sistemas, S.A. (it services)                                               24,852            $   445,862           0.18%
Telefonica, S.A. (diversified telecommunication services)                        91,700            $ 1,597,614           0.63%
                                                                                                   -----------           ----
TOTAL SPAIN                                                                                        $10,371,912           4.10%
                                                                                                   -----------           ----

SWEDEN
Autoliv, Inc. (auto components)                                                  16,500            $   786,225           0.31%
Hennes & Mauritz AB (multiline retail)                                           49,300            $ 1,694,255           0.67%
                                                                                                   -----------           ----
TOTAL SWEDEN                                                                                       $ 2,480,480           0.98%
                                                                                                   -----------           ----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
SWITZERLAND
Adecco, S.A. Registered (business & public services)                              7,100           $    390,009           0.15%
Credit Suisse Group ADR (commercial banks) (c)                                   17,895           $    765,906           0.30%
Nestle S.A. Registered (food products)                                           31,571           $  8,638,108           3.42%
Novartis AG ADR (pharmaceuticals) (c)(g)                                         63,300           $  2,961,174           1.17%
Novartis AG (pharmaceuticals) (c)(g)                                             42,280           $  1,972,512           0.78%
Roche Holdings AG Genusscheine (health & personal care)                          11,700           $  1,254,078           0.50%
Serono S.A. Class B (pharmaceuticals)                                             1,975           $  1,433,301           0.57%
Swiss Re Registered (insurance)                                                  60,000           $  4,296,642           1.70%
UBS AG Registered NY Shares (capital markets) (e)                                26,234           $  2,214,150           0.88%
UBS AG Registered (capital markets)                                              53,563           $  4,523,108           1.79%
                                                                                                  ------------          -----
TOTAL SWITZERLAND                                                                                 $ 28,448,988          11.26%
                                                                                                  ------------          -----
TOTAL COMMON STOCK                                                                                $219,235,354          86.79%
                                                                                                  ------------          -----

INVESTMENT COMPANIES
EUROPE, AUSTRALASIA AND FAR EAST
iShares MSCI EAFE Index Fund (capital markets)                                    7,800           $  1,239,186           0.49%
                                                                                                  ------------          -----
TOTAL EUROPE, AUSTRALASIA AND FAR EAST                                                            $  1,239,186           0.49%
                                                                                                  ------------          -----

IRELAND
iShares DJ STOXX 50 Index Fund (capital markets) (f)                             33,500           $  1,248,059           0.49%
                                                                                                  ------------          -----
TOTAL IRELAND                                                                                     $  1,248,059           0.49%
                                                                                                  ------------          -----

UNITED STATES
iShares MSCI United Kingdom Index Fund (capital markets) (f)(g)                 145,700           $  2,641,541           1.05%
                                                                                                  ------------          -----
TOTAL UNITED STATES                                                                               $  2,641,541           1.05%
                                                                                                  ------------          -----

                                                                                                  ------------          -----
TOTAL INVESTMENT COMPANIES                                                                        $  5,128,786           2.03%
                                                                                                  ------------          -----

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
PREFERRED STOCK
GERMANY
Porsche AG E3.40 (automobiles) (l)                                                  4,515         $  3,283,401           1.30%
                                                                                                  ------------           ----
TOTAL GERMANY                                                                                     $  3,283,401           1.30%
                                                                                                  ------------           ----
TOTAL PREFERRED STOCK                                                                             $  3,283,401           1.30%
                                                                                                  ------------           ----

WARRANTS
IRELAND
Ryanair Holdings PLC Strike @ E0.000001 Expire 3/21/08
(airlines) (a)(b)(l)                                                              707,240         $  5,647,433           2.24%
                                                                                                  ------------           ----
TOTAL IRELAND                                                                                     $  5,647,433           2.24%
                                                                                                  ------------           ----
TOTAL WARRANTS                                                                                    $  5,647,433           2.24%
                                                                                                  ------------           ----

COMMERCIAL PAPER
UNITED STATES
Deutsche Bank Financial LLC                                                    $  715,000         $    714,684           0.28%
  2.65% due 4/7/05 (commercial banks)
UBS Finance (Delaware) LLC                                                     $5,605,000         $  5,605,000           2.22%
  2.83% due 4/1/05 (capital markets)
USAA Capital Corp.                                                             $1,045,000         $  1,044,760           0.41%
  2.76% due 4/4/05 (capital markets)
                                                                                                  ------------           ----
TOTAL UNITED STATES                                                                               $  7,364,444           2.91%
                                                                                                  ------------           ----
TOTAL COMMERCIAL PAPER                                                                            $  7,364,444           2.91%
                                                                                                  ------------           ----

INVESTMENT COMPANY
UNITED STATES
AIM Institutional Funds Group
    (capital markets) (h)                                                         242,262         $    242,262           0.10%
                                                                                                  ------------           ----
TOTAL UNITED STATES                                                                               $    242,262           0.10%
                                                                                                  ------------           ----
TOTAL INVESTMENT COMPANY                                                                          $    242,262           0.10%
                                                                                                  ------------           ----

MASTER NOTE
UNITED STATES
Banc of America Securities LLC
     2.9550%, due 4/01/05
     (capital markets) (h)                                                     $1,650,000         $  1,650,000           0.65%
                                                                                                  ------------           ----
TOTAL UNITED STATES                                                                               $  1,650,000           0.65%
                                                                                                  ------------           ----
TOTAL MASTER NOTE                                                                                 $  1,650,000           0.65%
                                                                                                  ------------           ----

REPURCHASE AGREEMENTS
UNITED STATES
Credit Suisse First Boston LLC
   2.925%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $2,100,171
   (capital markets) (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $2,407,769 and a Market Value
   of $2,142,071) (i)                               $ 2,100,000        $   2,100,000             0.83%
Dresdner Kleinwort Wasserstein Securities LLC
   2.9449%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $4,000,327
   (capital markets) (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $4,290,754 and a Market Value
   of $4,183,919) (i)                               $ 4,000,000        $   4,000,000             1.58%
Merrill Lynch Pierce Fenner & Smith, Inc.
   2.9553%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $411,034
   (capital markets) (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $396,486 and a
   Market Value of $431,560) (i)                    $   411,000        $     411,000             0.16%
Morgan Stanley & Co.
   2.925%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $3,800,309
   (capital markets) (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $5,319,531 and a
   Market Value of $3,943,094) (i)                  $ 3,800,000        $   3,800,000             1.51%
Wachovia Capital Markets, LLC
   2.9449%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $2,000,164
   (capital markets) (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $2,223,812 and a
   Market Value of $2,040,000) (i)                  $ 2,000,000        $   2,000,000             0.79%
                                                                       -------------           ------

TOTAL UNITED STATES                                                    $  12,311,000             4.87%
                                                                       -------------           ------
TOTAL REPURCHASE AGREEMENTS                                            $  12,311,000             4.87%
                                                                       -------------           ------
TOTAL INVESTMENTS
(Cost $219,471,058) (j)                                                $ 254,862,680 (k)       100.89%
Liabilities in Excess of Cash and Other Assets                        ($   2,254,025)           -0.89%
                                                                       -------------           ------
NET ASSETS                                                             $ 252,608,655           100.00%
                                                                       =============           ======

--------------
(a)  Non-income producing security.

(b)  May be sold to institutional investors only.

(c)  ADR-American Depositary Receipt.

(d)  GDR-Global Depositary Receipt.

(e)  Security primarily trades on the New York Stock Exchange.

(f) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(g)  Represents a security, or a portion thereof, of which is out on loan.

(h) Represents a security, or portion thereof, purchased with cash collateral received for securities on loan.

(i) Collateralization from various bonds on repurchase agreements may include collateralized mortgage obligations, asset-backed securities, mortgage-backed securities or other long-term corporate bonds.

(j)  The cost for federal income tax purposes is $220,109,921.

(k) At March 31, 2005 net unrealized appreciation for securities was $34,752,759, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $36,748,285 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,995,526.

(l)  The following abbreviation is used in the above portfolio:
     E - Euro.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                                    SHARES / PRINCIPAL
                                                                          AMOUNT              MARKET VALUE          % NET ASSETS
MAINSTAY VP MID CAP CORE PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Goodrich Corp.                                                             3,210              $    122,911              0.06%
Precision Castparts Corp.                                                 10,668              $    821,543              0.43%
Rockwell Collins, Inc.                                                    24,431              $  1,162,671              0.61%
United Defense Industries, Inc. (a)                                        6,523              $    478,919              0.25%
                                                                                              ------------              ----
TOTAL AEROSPACE & DEFENSE                                                                     $  2,586,044              1.35%
                                                                                              ------------              ----

AIR FREIGHT & LOGISTICS
C.H. Robinson Worldwide, Inc.                                              6,991              $    360,247              0.19%
CNF, Inc.                                                                  8,376              $    391,912              0.21%
Expeditors International of Washington, Inc.                               2,876              $    154,010              0.08%
J.B. Hunt Transport Services, Inc.                                         9,484              $    415,114              0.22%
Ryder System, Inc.                                                         7,234              $    301,661              0.16%
                                                                                              ------------              ----
TOTAL AIR FREIGHT & LOGISTICS                                                                 $  1,622,944              0.86%
                                                                                              ------------              ----

AUTO COMPONENTS
Autoliv, Inc.                                                              9,368              $    446,385              0.24%
BorgWarner, Inc.                                                           7,025              $    341,977              0.18%
Delphi Corp.                                                              11,975              $     53,648              0.03%
TRW Automotive Holdings Corp.                                                945              $     18,361              0.01%
                                                                                              ------------              ----
TOTAL AUTO COMPONENTS                                                                         $    860,371              0.46%
                                                                                              ------------              ----

BEVERAGES
Constellation Brands, Inc. (a)                                             6,545              $    346,034              0.18%
Molson Coors Brewing Co. Class B                                           1,170              $     90,289              0.05%
Pepsi Bottling Group, Inc. (The)                                           4,165              $    115,995              0.06%
                                                                                              ------------              ----
TOTAL BEVERAGES                                                                               $    552,318              0.29%
                                                                                              ------------              ----

                                                                    SHARES / PRINCIPAL
                                                                          AMOUNT              MARKET VALUE          % NET ASSETS
BIOTECHNOLOGY
Charles River Laboratories International, Inc. (a)                         1,642              $     77,240              0.04%
Genzyme Corp.                                                              7,863              $    450,078              0.24%
OSI Pharmaceuticals, Inc. (a)                                              1,186              $     49,029              0.03%
                                                                                              ------------              ----
TOTAL BIOTECHNOLOGY                                                                           $    576,347              0.31%
                                                                                              ------------              ----

CAPITAL MARKETS
A.G. Edwards, Inc.                                                        11,023              $    493,831              0.26%
Bear Stearns Cos., Inc. (The)                                              4,208              $    420,379              0.22%
BlackRock, Inc.                                                            3,043              $    228,012              0.12%
E*TRADE Financial Corp.                                                   19,910              $    238,920              0.13%
Eaton Vance Corp.                                                         18,736              $    439,172              0.23%
Legg Mason, Inc.                                                          20,457              $  1,598,510              0.84%
Nuveen Investments Class A                                                 3,229              $    110,819              0.06%
SEI Investments Co.                                                        2,832              $    102,405              0.05%
                                                                                              ------------              ----
TOTAL CAPITAL MARKETS                                                                         $  3,632,048              1.91%
                                                                                              ------------              ----

CHEMICALS
Air Products & Chemicals, Inc.                                            10,452              $    661,507              0.35%
Cabot Corp.                                                                1,556              $     52,017              0.03%
Eastman Chemical Co.                                                      12,735              $    751,365              0.40%
Lyondell Chemical Co.                                                     30,512              $    851,895              0.45%
Monsanto Co.                                                              34,842              $  2,247,309              1.19%
PPG Industries, Inc.                                                      25,978              $  1,857,946              0.98%
Praxair, Inc.                                                              7,067              $    338,227              0.18%
RPM International, Inc.                                                    7,192              $    131,470              0.07%
Scotts Co. (The) (a)                                                         949              $     66,648              0.04%
Sigma-Aldrich Corp.                                                        3,061              $    187,487              0.10%
                                                                                              ------------              ----
TOTAL CHEMICALS                                                                               $  7,145,871              3.79%
                                                                                              ------------              ----

COMMERCIAL BANKS
AmSouth Bancorp                                                            3,593              $     93,238              0.05%
Associated Banc-Corp                                                       9,097              $    284,100              0.15%
Bank of Hawaii Corp.                                                       2,904              $    131,434              0.07%
Colonial BancGroup, Inc. (The)                                             3,651              $     74,919              0.04%
Comerica, Inc.                                                            11,966              $    659,088              0.35%
Compass Bancshares, Inc.                                                   8,467              $    384,402              0.20%
Hibernia Corp.                                                            19,515              $    624,675              0.33%
National City Corp.                                                            1              $         26              0.00%(b)
North Fork Bancorporation, Inc.                                           21,204              $    588,199              0.31%
Regions Financial Corp.                                                        1              $         29              0.00%(b)
Sky Financial Group, Inc.                                                    117              $      3,138              0.00%(b)


                                            SHARES / PRINCIPAL
                                                  AMOUNT         MARKET VALUE        % NET ASSETS
South Financial Group, Inc. (The)                  5,066          $  154,716              0.08%
State Financial Services Corp.                       933          $   34,474              0.02%
Synovus Financial Corp.                           21,836          $  608,350              0.32%
UCBH Holdings, Inc.                                2,460          $   98,154              0.05%
UnionBanCal Corp.                                  1,527          $   93,529              0.05%
Unizan Financial Corp.                            20,687          $  537,862              0.28%
Wachovia Corp.                                     5,690          $  289,678              0.15%
Wilmington Trust Corp.                             1,817          $   63,777              0.03%
Zions Bancorp                                      4,882          $  336,956              0.18%
                                                                  ----------              ----
TOTAL COMMERCIAL BANKS                                            $5,060,744              2.66%
                                                                  ----------              ----

COMMERCIAL SERVICES & SUPPLIES
Brink's Co. (The)                                  9,419          $  325,896              0.17%
Career Education Corp. (a)                         3,946          $  135,190              0.07%
Equifax, Inc.                                      5,070          $  155,598              0.08%
H&R Block, Inc.                                   16,290          $  823,948              0.43%
Hewitt Associates, Inc. Class A (a)                1,899          $   50,514              0.03%
Laureate Education, Inc. (a)                         973          $   41,635              0.02%
ServiceMaster Co. (The)                            7,266          $   98,091              0.05%
Steelcase, Inc.                                    6,217          $   85,794              0.05%
Viad Corp.                                           860          $   23,134              0.01%
West Corp. (a)                                       544          $   17,408              0.01%
                                                                  ----------              ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                              $1,757,208              0.92%
                                                                  ----------              ----

COMMUNICATIONS EQUIPMENT
Comverse Technology, Inc. (a)                     18,296          $  461,425              0.24%
Harris Corp.                                      11,621          $  379,425              0.20%
QLogic Corp.                                       8,868          $  359,154              0.19%
                                                                  ----------              ----
TOTAL COMMUNICATIONS EQUIPMENT                                    $1,200,004              0.63%
                                                                  ----------              ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                          69,620          $2,901,066              1.53%
NCR Corp. (a)                                     30,976          $1,045,132              0.55%
Network Appliance, Inc. (a)                       42,723          $1,181,718              0.62%
Storage Technology Corp. (a)                      17,743          $  546,485              0.29%
Western Digital Corp.                             19,513          $  248,791              0.13%
                                                                  ----------              ----
TOTAL COMPUTERS & PERIPHERALS                                     $5,923,192              3.12%
                                                                  ----------              ----

                                                    SHARES / PRINCIPAL
                                                          AMOUNT         MARKET VALUE         % NET ASSETS
CONSTRUCTION & ENGINEERING
Jacobs Engineering Group, Inc.                             2,191          $  113,757              0.06%
                                                                          ----------              ----
TOTAL CONSTRUCTION & ENGINEERING                                          $  113,757              0.06%
                                                                          ----------              ----

CONSTRUCTION MATERIALS
Florida Rock Industries, Inc.                              4,212          $  247,750              0.13%
Lafarge North America, Inc.                                5,450          $  318,552              0.17%
Martin Marietta Materials, Inc.                            5,820          $  325,454              0.17%
Vulcan Materials Co.                                      16,622          $  944,629              0.50%
                                                                          ----------              ----
TOTAL CONSTRUCTION MATERIALS                                              $1,836,385              0.97%
                                                                          ----------              ----

CONSUMER FINANCE
AmeriCredit Corp. (a)                                     18,659          $  437,367              0.23%
First Marblehead Corp. (The)                               1,012          $   58,220              0.03%
MoneyGram International, Inc.                              8,281          $  156,428              0.08%
Providian Financial Corp. (a)                             48,009          $  823,834              0.43%
Student Loan Corp. (The)                                     155          $   32,397              0.02%
WFS Financial, Inc. (a)                                    3,982          $  171,825              0.09%
                                                                          ----------              ----
TOTAL CONSUMER FINANCE                                                    $1,680,071              0.88%
                                                                          ----------              ----

CONTAINERS & PACKAGING
Ball Corp.                                                14,684          $  609,092              0.32%
Owens-Illinois, Inc. (a)                                  18,283          $  459,634              0.24%
Sonoco Products Co.                                        4,346          $  125,382              0.07%
Temple-Inland, Inc.                                        1,514          $  109,840              0.06%
                                                                          ----------              ----
TOTAL CONTAINERS & PACKAGING                                              $1,303,948              0.69%
                                                                          ----------              ----

DISTRIBUTORS
Adesa, Inc.                                                5,175          $  120,888              0.06%
Genuine Parts Co.                                         21,997          $  956,650              0.50%
                                                                          ----------              ----
TOTAL DISTRIBUTORS                                                        $1,077,538              0.56%
                                                                          ----------              ----

DIVERSIFIED FINANCIAL SERVICES
Chicago Mercantile Exchange (The)                          5,443          $1,056,106              0.56%
CIT Group, Inc.                                           23,421          $  889,998              0.47%
Principal Financial Group, Inc.                           11,195          $  430,896              0.23%
                                                                          ----------              ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                      $2,377,000              1.26%
                                                                          ----------              ----

DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc.                                          18,973          $  623,073              0.33%
Citizens Communications Co.                               47,668          $  616,824              0.33%
NTL, Inc.                                                  6,815          $  433,911              0.23%
Qwest Communications International, Inc. (a)              66,002          $  244,208              0.13%
                                                                          ----------              ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              $1,918,016              1.02%
                                                                          ----------              ----

                                                 SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE        % NET ASSETS
ELECTRIC UTILITIES
Allegheny Energy, Inc.                                 22,386          $   462,495             0.24%
Alliant Energy Corp.                                    3,044          $    81,518             0.04%
CenterPoint Energy, Inc.                               22,298          $   268,245             0.14%
DPL, Inc.                                              17,428          $   435,700             0.23%
Edison International                                   35,349          $ 1,227,319             0.65%
FPL Group, Inc.                                        36,411          $ 1,461,902             0.77%
Northeast Utilities                                     3,502          $    67,483             0.04%
OGE Energy Corp.                                        7,464          $   201,154             0.11%
PG&E Corp.                                             17,989          $   613,425             0.32%
Pinnacle West Capital Corp.                               176          $     7,482             0.00%(b)
PPL Corp.                                               8,857          $   478,190             0.25%
Public Service Enterprise Group, Inc.                  19,760          $ 1,074,746             0.57%
TECO Energy, Inc.                                       8,855          $   138,846             0.07%
TXU Corp.                                              31,043          $ 2,471,954             1.30%
Wisconsin Energy Corp.                                  5,233          $   185,772             0.10%
WPS Resources Corp.                                     2,018          $   106,793             0.06%
Xcel Energy, Inc.                                      46,393          $   797,034             0.42%
                                                                       -----------             ----
TOTAL ELECTRIC UTILITIES                                               $10,080,058             5.31%
                                                                       -----------             ----

ELECTRICAL EQUIPMENT
AMETEK, Inc.                                            9,684          $   389,781             0.21%
Hubbell, Inc.                                           1,655          $    84,570             0.04%
Rockwell Automation, Inc.                              27,232          $ 1,542,421             0.81%
Roper Industries, Inc.                                  1,004          $    65,762             0.03%
                                                                       -----------             ----
TOTAL ELECTRICAL EQUIPMENT                                             $ 2,082,534             1.09%
                                                                       -----------             ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A (a)                              8,198          $   303,654             0.16%
Cogent, Inc. (a)                                        2,041          $    51,392             0.03%
Ingram Micro, Inc. (a)                                 15,217          $   253,668             0.13%
PerkinElmer, Inc.                                      14,130          $   291,500             0.15%
Tech Data Corp. (a)                                     3,155          $   116,925             0.06%
                                                                       -----------             ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               $ 1,017,139             0.53%
                                                                       -----------             ----

                                         SHARES / PRINCIPAL
                                               AMOUNT         MARKET VALUE         % NET ASSETS
ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                             23,959          $1,065,935              0.56%
Diamond Offshore Drilling, Inc.                 4,240          $  211,575              0.11%
ENSCO International, Inc.                      12,584          $  473,914              0.25%
Grant Prideco, Inc. (a)                        10,496          $  253,583              0.13%
National-Oilwell, Inc.                          4,413          $  206,087              0.11%
Patterson-UTI Energy, Inc.                      6,492          $  162,430              0.09%
Pride International, Inc.                       4,395          $  109,172              0.06%
Tidewater, Inc.                                 5,682          $  220,802              0.12%
                                                               ----------              ----
TOTAL ENERGY EQUIPMENT & SERVICES                              $2,703,498              1.43%
                                                               ----------              ----

FOOD & STAPLES RETAILING
7-Eleven, Inc. (a)                              4,236          $  101,749              0.05%
BJ's Wholesale Club, Inc. (a)                   8,437          $  262,053              0.14%
Safeway, Inc. (a)                              12,185          $  225,788              0.12%
SUPERVALU, Inc.                                22,340          $  745,038              0.39%
                                                               ----------              ----
TOTAL FOOD & STAPLES RETAILING                                 $1,334,628              0.70%
                                                               ----------              ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.                     66,813          $1,642,263              0.87%
Campbell Soup Co.                              10,192          $  295,772              0.16%
Hershey Foods Corp.                             7,665          $  463,426              0.24%
Pilgrim's Pride Corp. Class B                   1,837          $   65,617              0.03%
Tyson Foods, Inc.                               5,484          $   91,474              0.05%
                                                               ----------              ----
TOTAL FOOD PRODUCTS                                            $2,558,552              1.35%
                                                               ----------              ----

GAS UTILITIES
KeySpan Corp.                                  11,474          $  447,142              0.24%
Sempra Energy                                  22,107          $  880,742              0.46%
UGI Corp.                                       6,994          $  317,667              0.17%
                                                               ----------              ----
TOTAL GAS UTILITIES                                            $1,645,551              0.87%
                                                               ----------              ----

HEALTH CARE EQUIPMENT & SUPPLIES
Bausch & Lomb, Inc.                             4,329          $  317,316              0.17%
C.R. Bard, Inc.                                 4,627          $  315,007              0.17%
Dade Behring Holdings, Inc. (a)                 5,375          $  316,748              0.17%
DENTSPLY International, Inc.                    5,770          $  313,946              0.17%
Edwards Lifesciences Corp. (a)                  2,632          $  113,755              0.06%
Hospira, Inc. (a)                              15,884          $  512,577              0.27%
Kinetic Concepts, Inc. (a)                      2,575          $  153,598              0.08%
Resmed, Inc.                                    1,837          $  103,607              0.05%
Respironics, Inc. (a)                             954          $   55,590              0.03%
                                                               ----------              ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         $2,202,144              1.17%
                                                               ----------              ----


                                                     SHARES / PRINCIPAL
                                                           AMOUNT         MARKET VALUE         % NET ASSETS
HEALTH CARE PROVIDERS & SERVICES
Accredo Health, Inc. (a)                                      612         $    27,179              0.01%
AmerisourceBergen Corp.                                    19,644         $ 1,125,406              0.59%
CIGNA Corp.                                                21,278         $ 1,900,127              1.00%
Covance, Inc. (a)                                           7,106         $   338,316              0.18%
Coventry Health Care, Inc. (a)                             12,238         $   833,897              0.44%
DaVita, Inc. (a)                                           11,782         $   493,078              0.26%
Express Scripts, Inc. (a)                                   2,058         $   179,437              0.09%
Humana, Inc. (a)                                           22,252         $   710,729              0.38%
Laboratory Corp. of America Holdings                       10,524         $   507,256              0.27%
Lincare Holdings, Inc. (a)                                 17,827         $   788,488              0.42%
Manor Care, Inc.                                            2,425         $    88,174              0.05%
McKesson Corp.                                             36,661         $ 1,383,952              0.73%
Medco Health Solutions, Inc.                               22,713         $ 1,125,883              0.59%
PacifiCare Health Systems, Inc. (a)                         4,477         $   254,831              0.13%
Pharmaceutical Product Development, Inc. (a)                3,993         $   193,461              0.10%
Quest Diagnostics, Inc.                                     3,607         $   379,204              0.20%
Triad Hospitals, Inc. (a)                                  11,498         $   576,049              0.30%
WellChoice, Inc. (a)                                        2,936         $   156,518              0.08%
WellPoint, Inc. (a)                                        19,205         $ 2,407,346              1.27%
                                                                          -----------              ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    $13,469,331              7.09%
                                                                          -----------              ----

HOTELS, RESTAURANTS & LEISURE
Brinker International, Inc.                                 8,395         $   304,066              0.16%
Caesars Entertainment, Inc. (a)                            32,384         $   640,878              0.34%
Choice Hotels International, Inc.                           1,441         $    89,270              0.05%
Darden Restaurants, Inc.                                   26,552         $   814,616              0.43%
Harrah's Entertainment, Inc.                                3,081         $   198,971              0.10%
Hilton Hotels Corp.                                        60,370         $ 1,349,270              0.71%
Mandalay Resort Group                                       1,900         $   133,932              0.07%
Marriott International, Inc.                               12,721         $   850,525              0.45%
MGM Mirage, Inc. (a)                                        9,798         $   693,893              0.37%
Starwood Hotels & Resorts Worldwide, Inc.                  24,236         $ 1,454,888              0.77%
Station Casinos, Inc.                                       5,125         $   346,196              0.18%
Yum! Brands, Inc.                                          15,308         $   793,107              0.42%
                                                                          -----------              ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                       $ 7,669,612              4.05%
                                                                          -----------              ----

                                             SHARES / PRINCIPAL
                                                   AMOUNT         MARKET VALUE         % NET ASSETS
HOUSEHOLD DURABLES
Black & Decker Corp. (The)                         10,034          $  792,586              0.42%
Harman International Industries, Inc.               7,347          $  649,914              0.34%
Leggett & Platt, Inc.                               5,240          $  151,331              0.08%
Newell Rubbermaid, Inc.                            20,805          $  456,461              0.24%
NVR, Inc. (a)                                         893          $  701,005              0.37%
Standard Pacific Corp.                              3,193          $  230,503              0.12%
Toll Brothers, Inc.                                 1,910          $  150,604              0.08%
Whirlpool Corp.                                     2,693          $  182,397              0.10%
                                                                   ----------              ----
TOTAL HOUSEHOLD DURABLES                                           $3,314,801              1.75%
                                                                   ----------              ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                   12,385          $  780,131              0.41%
Energizer Holdings, Inc. (a)                        8,998          $  538,080              0.28%
                                                                   ----------              ----
TOTAL HOUSEHOLD PRODUCTS                                           $1,318,211              0.69%
                                                                   ----------              ----

INDUSTRIAL CONGLOMERATES
Alleghany Corp. (a)                                   403          $  111,752              0.06%
ALLETE, Inc.                                        1,731          $   72,442              0.04%
Textron, Inc.                                      19,699          $1,469,938              0.78%
                                                                   ----------              ----
TOTAL INDUSTRIAL CONGLOMERATES                                     $1,654,132              0.88%
                                                                   ----------              ----

INSURANCE
American Financial Group, Inc.                      2,813          $   86,641              0.05%
Aon Corp.                                           8,600          $  196,424              0.10%
Assurant, Inc.                                      7,466          $  251,604              0.13%
Cincinnati Financial Corp.                          4,058          $  176,969              0.09%
CNA Financial Corp.                                   998          $   28,004              0.01%
Conseco, Inc.                                      14,271          $  291,414              0.15%
First American Corp.                                6,387          $  210,388              0.11%
Gallagher (Arthur J.) & Co.                         2,483          $   71,510              0.04%
Genworth Financial, Inc.                           24,093          $  663,038              0.35%
HCC Insurance Holdings, Inc.                       10,966          $  396,531              0.21%
Lincoln National Corp.                              9,500          $  428,829              0.23%
Loews Corp.                                         6,583          $  484,114              0.26%
Markel Corp. (a)                                      707          $  244,063              0.13%
Mercury General Corp.                               3,234          $  178,710              0.09%
Nationwide Financial Services, Inc.                 9,186          $  329,778              0.17%
Old Republic International Corp.                   10,685          $  248,853              0.13%

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE         % NET ASSETS
Protective Life Corp.                                        1,894          $   74,435              0.04%
Reinsurance Group of America, Inc.                           1,293          $   55,056              0.03%
SAFECO Corp.                                                21,272          $1,036,158              0.55%
StanCorp Financial Group, Inc.                               4,766          $  404,061              0.21%
UnumProvident Corp.                                         23,484          $  399,697              0.21%
W. R. Berkley Corp.                                          8,824          $  437,671              0.23%
                                                                            ----------              ----
TOTAL INSURANCE                                                             $6,693,948              3.52%
                                                                            ----------              ----

INTERNET SOFTWARE & SERVICES
VeriSign, Inc. (a)                                          41,128          $1,180,374              0.62%
                                                                            ----------              ----
TOTAL INTERNET SOFTWARE & SERVICES                                          $1,180,374              0.62%
                                                                            ----------              ----

IT SERVICES
Acxiom Corp.                                                 9,566          $  200,215              0.11%
Affiliated Computer Services, Inc. Class A (a)               3,356          $  178,673              0.09%
Alliance Data Systems Corp.                                  1,984          $   80,154              0.04%
CheckFree Corp. (a)                                         11,196          $  456,349              0.24%
Cognizant Technology Solutions Corp.                        12,126          $  560,222              0.30%
Computer Sciences Corp. (a)                                 29,540          $1,354,409              0.71%
Electronic Data Systems Corp.                               49,040          $1,013,656              0.53%
Global Payments, Inc.                                        1,087          $   70,101              0.04%
Sabre Holdings Corp. Class A                                 3,800          $   83,144              0.04%
SunGard Data Systems, Inc.                                   3,656          $  126,132              0.07%
                                                                            ----------              ----
TOTAL IT SERVICES                                                           $4,123,055              2.17%
                                                                            ----------              ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                              2,763          $  129,448              0.07%
Eastman Kodak Co.                                           51,357          $1,671,670              0.88%
Hasbro, Inc.                                                 4,237          $   86,647              0.05%
Marvel Enterprises, Inc.                                     3,865          $   77,300              0.04%
Mattel, Inc.                                                16,473          $  351,699              0.19%
Polaris Industries, Inc.                                     7,153          $  502,356              0.27%
                                                                            ----------              ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                          $2,819,120              1.50%
                                                                            ----------              ----

MACHINERY
Cummins, Inc.                                                2,872          $  202,046              0.11%
Eaton Corp.                                                 10,655          $  696,837              0.37%
Graco, Inc.                                                  1,892          $   76,361              0.04%
Harsco Corp.                                                 5,658          $  337,273              0.18%
Navistar International Corp.                                 3,344          $  121,722              0.06%

                                                       SHARES / PRINCIPAL
                                                              AMOUNT         MARKET VALUE         % NET ASSETS
Oshkosh Truck Corp.                                            3,291          $  269,829              0.14%
PACCAR, Inc.                                                  10,692          $  773,995              0.41%
Parker-Hannifin Corp.                                          8,561          $  521,536              0.28%
Pentair, Inc.                                                  8,212          $  320,268              0.17%
Timken Co. (The)                                               2,768          $   75,676              0.04%
                                                                              ----------              ----
TOTAL MACHINERY                                                               $3,395,543              1.80%
                                                                              ----------              ----

MEDIA
Cablevision Systems Corp. New York Group Class A              16,100          $  451,605              0.24%
Dex Media, Inc.                                                2,341          $   48,342              0.03%
Gemstar - TV Guide International, Inc. (a)                    39,137          $  170,246              0.09%
Meredith Corp.                                                 1,620          $   75,735              0.04%
Metro-Goldwyn-Mayer, Inc. (a)                                  1,262          $   15,082              0.01%
Regal Entertainment Group                                      5,647          $  118,756              0.06%
Sirius Satellite Radio, Inc. (a)                             170,186          $  956,445              0.50%
UnitedGlobalCom, Inc. (a)                                     47,875          $  452,899              0.24%
Wiley (John) & Sons, Inc.                                      7,756          $  273,399              0.14%
XM Satellite Radio Holdings, Inc. Class A (a)                  7,105          $  223,808              0.12%
                                                                              ----------              ----
TOTAL MEDIA                                                                   $2,786,317              1.47%
                                                                              ----------              ----

METALS & MINING
CONSOL Energy, Inc.                                            2,462          $  115,764              0.06%
International Steel Group, Inc. (a)                              752          $   29,704              0.02%
Massey Energy Co.                                             12,522          $  501,381              0.26%
Nucor Corp.                                                   26,225          $1,509,512              0.80%
Peabody Energy Corp.                                          20,627          $  956,268              0.50%
Phelps Dodge Corp.                                            15,436          $1,570,304              0.83%
United States Steel Corp.                                     18,709          $  951,354              0.50%
                                                                              ----------              ----
TOTAL METALS & MINING                                                         $5,634,287              2.97%
                                                                              ----------              ----

MULTILINE RETAIL
Dillard's, Inc.                                                8,286          $  222,895              0.12%
Federated Department Stores, Inc.                             14,558          $  926,472              0.49%
J.C. Penney Co., Inc. Holding Co.                              6,657          $  345,632              0.18%
Neiman Marcus Group Inc. (The)                                 1,674          $  153,188              0.08%
Nordstrom, Inc.                                                4,219          $  233,648              0.12%
Saks, Inc.                                                     6,890          $  124,364              0.07%
Sears Holdings Corp.                                          12,256          $1,632,104              0.86%
                                                                              ----------              ----
TOTAL MULTILINE RETAIL                                                        $3,638,303              1.92%
                                                                              ----------              ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT          MARKET VALUE         % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                    106,565          $ 1,745,537              0.92%
Constellation Energy Group, Inc.                        15,753          $   814,431              0.43%
Dynegy, Inc. Class A (a)                                 7,669          $    29,985              0.02%
El Paso Corp.                                           63,358          $   670,328              0.35%
Energy East Corp.                                       15,512          $   406,725              0.21%
MDU Resources Group, Inc.                               16,079          $   444,102              0.23%
National Fuel Gas Co.                                    8,007          $   228,920              0.12%
NRG Energy, Inc. (a)                                    12,996          $   443,813              0.23%
ONEOK, Inc.                                             16,938          $   522,028              0.28%
Questar Corp.                                           13,844          $   820,258              0.43%
Reliant Energy, Inc. (a)                                37,369          $   425,260              0.22%
Westar Energy, Inc.                                      4,658          $   100,799              0.05%
Williams Cos., Inc. (The)                               89,708          $ 1,687,406              0.89%
                                                                        -----------              ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                               $ 8,339,592              4.38%
                                                                        -----------              ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                        121,507          $ 1,840,831              0.97%
                                                                        -----------              ----
TOTAL OFFICE ELECTRONICS                                                $ 1,840,831              0.97%
                                                                        -----------              ----

OIL & GAS
Amerada Hess Corp.                                       7,357          $   707,817              0.37%
Ashland, Inc.                                            3,120          $   210,506              0.11%
EOG Resources, Inc.                                     29,392          $ 1,432,566              0.76%
Kerr-McGee Corp.                                        16,503          $ 1,292,662              0.68%
Marathon Oil Corp.                                      32,444          $ 1,522,274              0.80%
Murphy Oil Corp.                                        12,380          $ 1,222,278              0.64%
Newfield Exploration Co. (a)                             1,701          $   126,315              0.07%
Noble Energy, Inc.                                       9,584          $   651,906              0.34%
Patina Oil & Gas Corp.                                   2,749          $   109,960              0.06%
Sunoco, Inc.                                            12,480          $ 1,291,929              0.68%
Unocal Corp.                                            37,680          $ 2,324,479              1.23%
Valero Energy Corp.                                     34,374          $ 2,518,586              1.33%
XTO Energy, Inc.                                        36,314          $ 1,192,554              0.63%
                                                                        -----------              ----
TOTAL OIL & GAS                                                         $14,603,832              7.70%
                                                                        -----------              ----

                                             SHARES / PRINCIPAL
                                                   AMOUNT         MARKET VALUE         % NET ASSETS
PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                              38,502          $1,366,437              0.72%
Louisiana-Pacific Corp.                             7,785          $  195,714              0.10%
MeadWestvaco Corp.                                 12,391          $  394,282              0.21%
Rayonier, Inc.                                      5,866          $  290,543              0.15%
                                                                   ----------              ----
TOTAL PAPER & FOREST PRODUCTS                                      $2,246,976              1.18%
                                                                   ----------              ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc. (The) Class A               8,846          $  397,892              0.21%
                                                                   ----------              ----
TOTAL PERSONAL PRODUCTS                                            $  397,892              0.21%
                                                                   ----------              ----

PHARMACEUTICALS
Eon Labs, Inc. (a)                                    347          $   10,493              0.01%
Mylan Laboratories, Inc.                            8,528          $  151,116              0.08%
                                                                   ----------              ----
TOTAL PHARMACEUTICALS                                              $  161,609              0.09%
                                                                   ----------              ----

REAL ESTATE
Apartment Investment & Management Co.              15,529          $  577,678              0.30%
Archstone-Smith Trust                              16,314          $  556,471              0.29%
Arden Realty, Inc.                                  2,898          $   98,097              0.05%
Avalonbay Communities, Inc.                         8,040          $  537,795              0.28%
Catellus Development Corp.                          8,575          $  228,523              0.12%
CBL & Associates Properties, Inc.                   3,536          $  252,859              0.13%
Equity Office Properties Trust                     24,016          $  723,603              0.38%
Equity Residential                                 31,707          $1,021,282              0.54%
Federal Realty Investment Trust                     5,096          $  246,391              0.13%
Host Marriot Corp.                                 11,787          $  195,193              0.10%
Liberty Property Trust                              7,914          $  309,041              0.16%
Mack-Cali Realty Corp.                              5,988          $  253,592              0.13%
Mills Corp. (The)                                   5,295          $  280,106              0.15%
Plum Creek Timber Co., Inc.                        22,137          $  790,291              0.42%
Public Storage, Inc.                                3,196          $  181,980              0.10%
Reckson Associates Realty Corp.                     5,197          $  159,548              0.08%
Regency Centers Corp.                               8,373          $  398,806              0.21%
SL Green Realty Corp.                               1,586          $   89,165              0.05%
St. Joe Co. (The)                                   9,133          $  614,651              0.32%
Trizec Properties, Inc.                            14,631          $  277,989              0.15%
Vornado Realty Trust                               13,218          $  915,612              0.48%
                                                                   ----------              ----
TOTAL REAL ESTATE                                                  $8,708,673              4.57%
                                                                   ----------              ----


                                                      SHARES / PRINCIPAL
                                                           AMOUNT          MARKET VALUE   % NET ASSETS
ROAD & RAIL
Burlington Northern Santa Fe Corp.                          43,508         $  2,346,387       1.24%
CSX Corp.                                                   29,576         $  1,231,841       0.65%

Norfolk Southern Corp.                                      52,749         $  1,954,350       1.03%
Yellow Roadway Corp. (a)                                     8,139         $    476,457       0.25%
                                                                           ------------       ----
TOTAL ROAD & RAIL                                                          $  6,009,035       3.17%
                                                                           ------------       ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                            51,596         $    831,728       0.44%
Agere Systems, Inc. (a)                                     14,957         $     21,239       0.01%
Altera Corp. (a)                                            52,102         $  1,030,577       0.54%
Cree, Inc. (a)                                              10,252         $    222,981       0.12%
Fairchild Semiconductor International, Inc.                  4,643         $     71,177       0.04%
Freescale Semiconductor, Inc. (a)                           50,897         $    877,974       0.46%
Lam Research Corp. (a)                                      30,991         $    894,400       0.47%
MEMC Electronic Materials, Inc                               2,971         $     39,960       0.02%
National Semiconductor Corp.                                13,998         $    288,499       0.15%
                                                                           ------------       ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                             $  4,278,535       2.25%
                                                                           ------------       ----

SOFTWARE
Activision, Inc.                                             9,797         $    145,000       0.08%
Adobe Systems, Inc.                                         26,016         $  1,747,496       0.92%
Autodesk, Inc.                                              38,776         $  1,153,973       0.61%
BMC Software, Inc. (a)                                      27,769         $    416,535       0.22%
Citrix Systems, Inc. (a)                                    46,858         $  1,116,159       0.59%
Compuware Corp.                                             36,036         $    259,459       0.14%
Fair Isaac Corp.                                             6,583         $    226,718       0.12%
Intuit, Inc. (a)                                            14,292         $    625,561       0.33%
Macromedia, Inc. (a)                                         9,510         $    318,584       0.17%
McAfee, Inc. (a)                                            21,504         $    485,130       0.26%
Reynolds & Reynolds Co. (The)                                3,426         $     92,708       0.05%
Sybase, Inc.                                                 9,054         $    167,137       0.09%
TIBCO Software, Inc. (a)                                    20,740         $    154,514       0.08%
VERITAS Software Corp.                                      16,670         $    387,077       0.20%
                                                                           ------------       ----
TOTAL SOFTWARE                                                             $  7,296,051       3.86%
                                                                           ------------       ----

SPECIALTY RETAIL
Abercrombie & Fitch Co.                                     14,945         $    855,453       0.45%
Advanced Auto Parts, Inc.                                    6,938         $    350,022       0.18%
American Eagle Outfitters, Inc.                             17,737         $    524,128       0.28%
Barnes & Noble, Inc. (a)                                     7,323         $    252,570       0.13%
Blockbuster, Inc.                                           16,879         $    149,041       0.08%

                                                      SHARES / PRINCIPAL
                                                           AMOUNT          MARKET VALUE   % NET ASSETS
Borders Group, Inc.                                          4,224         $    112,444       0.06%
CarMax, Inc.                                                 4,044         $    127,386       0.07%
Circuit City Stores, Inc.                                   16,797         $    269,591       0.14%
Claire's Stores, Inc.                                        3,370         $     77,645       0.04%
Limited Brands, Inc.                                        48,388         $  1,175,828       0.62%
Michaels Stores, Inc.                                       18,740         $    680,263       0.36%
Office Depot, Inc. (a)                                      29,259         $    648,965       0.34%
PETCO Animal Supplies, Inc. (a)                              1,125         $     41,411       0.02%
PETsMART, Inc.                                               3,942         $    113,332       0.06%
Ross Stores, Inc.                                            5,871         $    171,081       0.09%
Toys "R" Us, Inc. (a)                                       29,821         $    768,189       0.41%
                                                                           ------------       ----
TOTAL SPECIALTY RETAIL                                                     $  6,317,349       3.33%
                                                                           ------------       ----

TEXTILES, APPAREL & LUXURY GOODS
Liz Claiborne, Inc.                                          3,484         $    139,813       0.07%
                                                                           ------------       ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                     $    139,813       0.07%
                                                                           ------------       ----

THRIFTS & MORTGAGE FINANCE
Independence Community Bank Corp.                            3,231         $    126,009       0.07%
People's Bank                                                1,051         $     43,038       0.02%
W Holding Co., Inc.                                          4,765         $     47,984       0.03%
                                                                           ------------       ----
TOTAL THRIFTS & MORTGAGE FINANCE                                           $    217,031       0.12%
                                                                           ------------       ----

TOBACCO
Loews Corp.                                                  9,577         $    316,999       0.17%
Reynolds American, Inc.                                      6,097         $    491,357       0.26%
UST, Inc.                                                   27,331         $  1,413,012       0.75%
                                                                           ------------       ----
TOTAL TOBACCO                                                              $  2,221,368       1.18%
                                                                           ------------       ----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                        3,404         $    211,967       0.11%
                                                                           ------------       ----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                     $    211,967       0.11%
                                                                           ------------       ----

WIRELESS TELECOMMUNICATION SERVICES
American Tower Corp. (a)                                    28,747         $    524,057       0.28%
Crown Castle International Corp. (a)                        31,526         $    506,307       0.27%
Nextel Partners, Inc. (a)                                   16,819         $    369,347       0.19%
SpectraSite, Inc. (a)                                        4,935         $    286,082       0.15%
Telephone & Data Systems, Inc.                               1,348         $    109,997       0.06%
United States Cellular Corp. (a)                             2,553         $    116,491       0.06%
Western Wireless Corp. (a)                                   5,947         $    225,748       0.12%
                                                                           ------------       ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                  $  2,138,029       1.13%
                                                                           ------------       ----
TOTAL COMMON STOCK                                                         $187,673,527      98.94%
                                                                           ------------      -----

                                                      SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
INVESTMENT COMPANIES
CAPITAL MARKETS
DIAMONDS Trust Series I (c)                                  4,800         $      503,904           0.27%
S&P MidCap 400 Index-MidCap SPDR Trust, Series 1 (c)         3,891         $      468,476           0.25%
                                                                           --------------         ------
TOTAL CAPITAL MARKETS                                                      $      972,380           0.52%
                                                                           --------------         ------
TOTAL INVESTMENT COMPANIES                                                 $      972,380           0.52%
                                                                           --------------         ------

TOTAL INVESTMENTS
   (Cost $159,730,815) (d)                                                 $  188,645,907(e)       99.46%
Cash and Other Assets Less Liabilities                                     $      869,206           0.54%
                                                                           --------------         ------
NET ASSETS                                                                 $  189,515,113         100.00%
                                                                           ==============         ======

(a) Non-income producing security.

(b) Less than one hundredth of a percent.

(c) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(d) The cost for federal income tax purposes is $ 160,027,710.

(e) At March 31, 2005 net unrealized appreciation was $28,618,197 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $30,435,233 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over over market value of $1,817,036.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE   % NET ASSETS
MAINSTAY VP MID CAP GROWTH PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Alliant Techsystems, Inc. (a)                               34,500         $  2,465,025       1.14%
L-3 Communications Holdings, Inc.                           41,300         $  2,933,126       1.35%
United Defense Industries, Inc.                             59,800         $  4,390,516       2.03%
                                                                           ------------       ----
TOTAL AEROSPACE & DEFENSE                                                  $  9,788,667       4.52%
                                                                           ------------       ----

AUTOMOBILES
Winnebago Industries, Inc.                                  44,300         $  1,399,880       0.65%
                                                                           ------------       ----
TOTAL AUTOMOBILES                                                          $  1,399,880       0.65%
                                                                           ------------       ----

BIOTECHNOLOGY
Mannkind Corp. (a)                                          88,400         $  1,257,932       0.58%
                                                                           ------------       ----
TOTAL BIOTECHNOLOGY                                                        $  1,257,932       0.58%
                                                                           ------------       ----

BUILDING PRODUCTS
Simpson Manufacturing Co., Inc.                             64,600         $  1,996,140       0.92%
                                                                           ------------       ----
TOTAL BUILDING PRODUCTS                                                    $  1,996,140       0.92%
                                                                           ------------       ----

CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)                         49,550         $  3,073,587       1.42%
                                                                           ------------       ----
TOTAL CAPITAL MARKETS                                                      $  3,073,587       1.42%
                                                                           ------------       ----

CHEMICALS
Scotts Miracle-Gro Co. (The) Class A (a)                    39,700         $  2,788,131       1.29%
                                                                           ------------       ----
TOTAL CHEMICALS                                                            $  2,788,131       1.29%
                                                                           ------------       ----

COMMERCIAL BANKS
UCBH Holdings, Inc.                                         49,400         $  1,971,060       0.91%
Westcorp                                                    54,500         $  2,302,625       1.06%
                                                                           ------------       ----
TOTAL COMMERCIAL BANKS                                                     $  4,273,685       1.97%
                                                                           ------------       ----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE   % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Corinthian Colleges, Inc. (a)                                86,300        $  1,356,636       0.63%
                                                                           ------------       ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       $  1,356,636       0.63%
                                                                           ------------       ----

COMMUNICATIONS EQUIPMENT
Avocent Corp. (a)                                            13,600        $    348,976       0.16%
InterDigital Communications Corp. (a)                        24,500        $    375,340       0.17%
QLogic Corp. (a)                                             56,000        $  2,268,000       1.05%
                                                                           ------------       ----
TOTAL COMMUNICATIONS EQUIPMENT                                             $  2,992,316       1.38%
                                                                           ------------       ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                                  42,800        $  2,372,404       1.10%
                                                                           ------------       ----
TOTAL CONSTRUCTION & ENGINEERING                                           $  2,372,404       1.10%
                                                                           ------------       ----

CONSTRUCTION MATERIALS
Eagle Materials, Inc.                                        40,389        $  3,269,087       1.51%
Eagle Materials, Inc. Class B                                 2,481        $    195,502       0.09%
                                                                           ------------       ----
TOTAL CONSTRUCTION MATERIALS                                               $  3,464,589       1.60%
                                                                           ------------       ----

CONSUMER FINANCE
Capital One Financial Corp.                                  34,300        $  2,564,611       1.18%
First Marblehead Corp. (The) (a)                             41,500        $  2,387,495       1.10%
Providian Financial Corp. (a)                               124,000        $  2,127,840       0.98%
                                                                           ------------       ----
TOTAL CONSUMER FINANCE                                                     $  7,079,946       3.26%
                                                                           ------------       ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A                                       22,300        $    825,992       0.38%
CDW Corp.                                                    19,500        $  1,105,260       0.51%
Garmin Ltd.                                                  57,300        $  2,654,136       1.23%
                                                                           ------------       ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                   $  4,585,388       2.12%
                                                                           ------------       ----

ENERGY EQUIPMENT & SERVICES
Atwood Oceanics, Inc. (a)                                    40,900        $  2,721,486       1.26%
ENSCO International, Inc.                                    84,300        $  3,174,738       1.47%
Maverick Tube Corp. (a)                                      74,100        $  2,408,991       1.11%
National-Oilwell Varco, Inc. (a)                             82,400        $  3,848,080       1.78%
                                                                           ------------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                                          $ 12,153,295       5.62%
                                                                           ------------       ----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE   % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Cos., Inc. (The)                                     43,500         $  3,171,150        1.46%
Cytyc Corp. (a)                                            110,700         $  2,547,207        1.18%
Fisher Scientific International, Inc. (a)                   31,500         $  1,792,980        0.83%
Varian Medical Systems, Inc. (a)                            70,100         $  2,403,028        1.11%
                                                                           ------------       -----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                     $  9,914,365        4.58%
                                                                           ------------       -----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                       52,600         $  2,092,428        0.97%
Coventry Health Care, Inc. (a)                              73,200         $  4,987,848        2.30%
Henry Schein, Inc. (a)                                      63,200         $  2,265,088        1.05%
PacifiCare Health Systems, Inc. (a)                         75,000         $  4,269,000        1.97%
Pharmaceutical Product Development, Inc. (a)                50,100         $  2,427,345        1.12%
Quest Diagnostics, Inc.                                     25,900         $  2,722,867        1.26%
Sierra Health Services, Inc. (a)                            56,300         $  3,594,192        1.66%
WellChoice, Inc. (a)                                        59,100         $  3,150,621        1.45%
                                                                           ------------       -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                     $ 25,509,389       11.78%
                                                                           ------------       -----

HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.                                           77,800         $  4,057,270        1.87%
Las Vegas Sands Corp. (a)                                   54,800         $  2,466,000        1.14%
Penn National Gaming, Inc. (a)                             121,400         $  3,566,732        1.65%
                                                                           ------------       -----
TOTAL HOTELS, RESTAURANTS & LEISURE                                        $ 10,090,002        4.66%
                                                                           ------------       -----

HOUSEHOLD DURABLES
Centex Corp.                                                35,300         $  2,021,631        0.93%
D.R. Horton, Inc.                                          143,000         $  4,181,319        1.93%
Harman International Industries, Inc.                       18,500         $  1,636,510        0.76%
Hovnanian Enterprises, Inc. Class A (a)                     60,700         $  3,095,700        1.43%
KB HOME                                                     30,400         $  3,570,784        1.65%
Lennar Corp. Class A                                        50,000         $  2,834,000        1.31%
Lennar Corp. Class B                                         2,540         $    133,884        0.06%
M.D.C. Holdings, Inc.                                       41,938         $  2,920,982        1.35%
Mohawk Industries, Inc. (a)                                 32,900         $  2,773,470        1.28%
Ryland Group, Inc. (The)                                    49,200         $  3,051,384        1.41%
Stanley Works (The)                                         55,300         $  2,503,431        1.16%
Toro Co. (The)                                              36,500         $  3,230,250        1.49%
                                                                           ------------       -----
TOTAL HOUSEHOLD DURABLES                                                   $ 31,953,345       14.76%
                                                                           ------------       -----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE   % NET ASSETS
INSURANCE
LandAmerica Financial Group, Inc.                           46,300         $  2,316,389       1.07%
                                                                           ------------       ----
TOTAL INSURANCE                                                            $  2,316,389       1.07%
                                                                           ------------       ----
INTERNET SOFTWARE & SERVICES
VeriSign, Inc. (a)                                          88,600         $  2,542,820       1.17%
                                                                           ------------       ----
TOTAL INTERNET SOFTWARE & SERVICES                                         $  2,542,820       1.17%
                                                                           ------------       ----

IT SERVICES
Acxiom Corp.                                                92,800         $  1,942,304       0.90%
Affiliated Computer Services, Inc. Class A (a)              20,000         $  1,064,800       0.49%
                                                                           ------------       ----
TOTAL IT SERVICES                                                          $  3,007,104       1.39%
                                                                           ------------       ----

MACHINERY
Oshkosh Truck Corp.                                         39,100         $  3,205,809       1.48%
Terex Corp. (a)                                             66,300         $  2,870,790       1.33%
                                                                           ------------       ----
TOTAL MACHINERY                                                            $  6,076,599       2.81%
                                                                           ------------       ----

METALS & MINING
Alpha Natural Resources, Inc. (a)                           14,300         $    409,981       0.19%
Arch Coal, Inc.                                             90,800         $  3,905,308       1.80%
Commercial Metals Co.                                       93,000         $  3,151,770       1.46%
Massey Energy Co.                                           94,300         $  3,775,772       1.74%
Peabody Energy Corp.                                       101,600         $  4,710,176       2.18%
Steel Dynamics, Inc.                                        48,300         $  1,663,935       0.77%
                                                                           ------------       ----
TOTAL METALS & MINING                                                      $ 17,616,942       8.14%
                                                                           ------------       ----

OIL & GAS
Newfield Exploration Co. (a)                                50,000         $  3,713,000       1.71%
                                                                           ------------       ----
TOTAL OIL & GAS                                                            $  3,713,000       1.71%
                                                                           ------------       ----

PHARMACEUTICALS
Endo Pharmaceuticals Holdings, Inc. (a)                     89,100         $  2,009,205       0.93%
                                                                           ------------       ----
TOTAL PHARMACEUTICALS                                                      $  2,009,205       0.93%
                                                                           ------------       ----

REAL ESTATE
St. Joe Co. (The)                                           59,300         $  3,990,890       1.84%
                                                                           ------------       ----
TOTAL REAL ESTATE                                                          $  3,990,890       1.84%
                                                                           ------------       ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Altera Corp. (a)                                            43,700         $    864,386       0.40%
Integrated Circuit Systems, Inc. (a)                        36,200         $    692,144       0.32%
Novellus Systems, Inc. (a)                                  25,000         $    668,250       0.31%
Semtech Corp. (a)                                           24,900         $    444,963       0.21%
Silicon Laboratories, Inc. (a)                              19,900         $    591,229       0.27%
                                                                           ------------       ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                             $  3,260,972       1.51%
                                                                           ------------       ----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE    % NET ASSETS
SOFTWARE
Activision, Inc. (a)                                        146,800        $   2,172,640       1.00%
Amdocs Ltd. (a)                                              27,300        $     775,320       0.36%
Autodesk, Inc.                                               85,900        $   2,556,384       1.18%
FactSet Research Systems, Inc.                               72,300        $   2,386,622       1.10%
                                                                           -------------       ----
TOTAL SOFTWARE                                                             $   7,890,966       3.64%
                                                                           -------------       ----

SPECIALTY RETAIL
American Eagle Outfitters, Inc.                              98,200        $   2,901,810       1.34%
Chico's FAS, Inc. (a)                                       125,800        $   3,555,108       1.64%
Michaels Stores, Inc.                                        87,800        $   3,187,140       1.47%
Pacific Sunwear of California, Inc. (a)                      91,800        $   2,568,564       1.19%
Sherwin-Williams Co. (The)                                   64,000        $   2,815,360       1.30%
                                                                           -------------       ----
TOTAL SPECIALTY RETAIL                                                     $  15,027,982       6.94%
                                                                           -------------       ----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                              61,300        $   3,471,419       1.60%
                                                                           -------------       ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                     $   3,471,419       1.60%
                                                                           -------------       ----

THRIFTS & MORTGAGE FINANCE
Fremont General Corp.                                        81,500        $   1,792,185       0.83%
IndyMac Bancorp, Inc.                                        87,100        $   2,961,400       1.37%
                                                                           -------------       ----
TOTAL THRIFTS & MORTGAGE FINANCE                                           $   4,753,585       2.20%
                                                                           -------------       ----
TOTAL COMMON STOCK                                                         $ 211,727,570      97.79%
                                                                           -------------       ----

COMMERCIAL PAPER
Rabobank USA Financial Corp.                            $   400,000        $     400,000       0.18%
  2.77% due 4/1/05
UBS Finance (Delaware) LLC                              $ 4,590,000        $   4,590,000       2.12%
  2.83% due 4/1/05
                                                                           -------------       ----
TOTAL COMMERCIAL PAPER                                                     $   4,990,000       2.30%
                                                                           -------------       ----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE       % NET ASSETS
                                                                           -------------          ------
TOTAL INVESTMENTS
    (COST $169,397,248) (b)                                                $ 216,717,570(c)       100.09%
Liabilities in Excess of Cash and Other Assets                            ($     170,645)          -0.09%
                                                                           -------------          ------
NET ASSETS                                                                 $ 216,546,925          100.00%
                                                                           =============          ======

(a) Non-income producing security.

(b) The cost for federal income tax purposes is $169,834,456.

(c) At March 31, 2005 net unrealized appreciation was $46,883,114, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $50,548,566, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,665,452.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE    % NET ASSETS
MAINSTAY VP MID CAP VALUE PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Raytheon Co.                                               100,400         $  3,885,480        1.02%
                                                                           ------------        ----
TOTAL AEROSPACE & DEFENSE                                                  $  3,885,480        1.02%
                                                                           ------------        ----

AUTO COMPONENTS
TRW Automotive Holdings Corp. (a)                          157,100         $  3,052,453        0.80%
                                                                           ------------        ----
TOTAL AUTO COMPONENTS                                                      $  3,052,453        0.80%
                                                                           ------------        ----

BEVERAGES
Molson Coors Brewing Co. Class B                           146,300         $ 11,289,971        2.95%
                                                                           ------------        ----
TOTAL BEVERAGES                                                            $ 11,289,971        2.95%
                                                                           ------------        ----

CHEMICALS
Air Products & Chemicals, Inc.                              20,450         $  1,294,281        0.34%
Arch Chemicals, Inc.                                       156,100         $  4,444,167        1.16%
Crompton Corp.                                             631,300         $  9,216,980        2.41%
Mosaic Co. (The) (a)                                        17,200         $    293,432        0.08%
Olin Corp.                                                 207,075         $  4,617,772        1.21%
                                                                           ------------        ----
TOTAL CHEMICALS                                                            $ 19,866,632        5.20%
                                                                           ------------        ----

COMMERCIAL BANKS
Compass Bancshares, Inc.                                   114,670         $  5,206,018        1.36%
Hibernia Corp.                                              56,397         $  1,805,268        0.47%
Marshall & Ilsley Corp.                                     40,773         $  1,702,273        0.45%
                                                                           ------------        ----
TOTAL COMMERCIAL BANKS                                                     $  8,713,559        2.28%
                                                                           ------------        ----

COMMERCIAL SERVICES & SUPPLIES
Imagistics International, Inc. (a)                           7,736         $    270,212        0.07%
Pitney Bowes, Inc.                                         196,700         $  8,875,104        2.32%
                                                                           ------------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       $  9,145,316        2.39%
                                                                           ------------        ----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE    % NET ASSETS
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc. (a)                              818,100         $  2,249,775         0.59%
                                                                           ------------        -----
TOTAL COMMUNICATIONS EQUIPMENT                                             $  2,249,775         0.59%
                                                                           ------------        -----

CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)                                   612,100         $ 15,388,194         4.02%
Smurfit-Stone Container Corp. (a)                          991,200         $ 15,333,864         4.01%
Temple-Inland, Inc.                                        141,900         $ 10,294,845         2.69%
                                                                           ------------        -----
TOTAL CONTAINERS & PACKAGING                                               $ 41,016,903        10.72%
                                                                           ------------        -----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                45,300         $  2,484,705         0.65%
                                                                           ------------        -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                               $  2,484,705         0.65%
                                                                           ------------        -----

ELECTRIC UTILITIES
DTE Energy Co.                                              94,500         $  4,297,860         1.12%
Entergy Corp.                                               58,000         $  4,098,280         1.07%
PG&E Corp.                                                  46,494         $  1,585,445         0.41%
PPL Corp.                                                  100,100         $  5,404,399         1.41%
                                                                           ------------        -----
TOTAL ELECTRIC UTILITIES                                                   $ 15,385,984         4.01%
                                                                           ------------        -----

ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc.                             63,000         $  3,143,700         0.82%
ENSCO International, Inc.                                  512,100         $ 19,285,686         5.04%
GlobalSantaFe Corp.                                        439,300         $ 16,271,672         4.26%
Pride International, Inc. (a)                              449,500         $ 11,165,580         2.92%
Rowan Cos., Inc.                                           650,300         $ 19,463,479         5.09%
Transocean, Inc. (a)                                       412,500         $ 21,227,250         5.55%
                                                                           ------------        -----
TOTAL ENERGY EQUIPMENT & SERVICES                                          $ 90,557,367        23.68%
                                                                           ------------        -----

FOOD & STAPLES RETAILING
Kroger Co. (The) (a)                                       421,300         $  6,753,439         1.77%
                                                                           ------------        -----
TOTAL FOOD & STAPLES RETAILING                                             $  6,753,439         1.77%
                                                                           ------------        -----

FOOD PRODUCTS
Cadbury Schwppes PLC ADR (b)                               191,300         $  7,785,910         2.04%
                                                                           ------------        -----
TOTAL FOOD PRODUCTS                                                        $  7,785,910         2.04%
                                                                           ------------        -----
HEALTH CARE PROVIDERS & SERVICES
Apria Healthcare Group, Inc. (a)                            85,800         $  2,754,180         0.72%
Universal Health Services, Inc. Class B                     26,100         $  1,367,640         0.36%
                                                                           ------------        -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                     $  4,121,820         1.08%
                                                                           ------------        -----


                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE    % NET ASSETS
INSURANCE
Axis Capital Holdings, Ltd.                                   7,300        $    197,392        0.05%
Hartford Financial Services Group, Inc. (The)                89,800        $  6,156,688        1.61%
St. Paul Travelers Cos., Inc. (The)                          39,700        $  1,458,181        0.38%
                                                                           ------------        ----
TOTAL INSURANCE                                                            $  7,812,261        2.04%
                                                                           ------------        ----

IT SERVICES
Computer Sciences Corp. (a)                                  60,000        $  2,751,000        0.72%
                                                                           ------------        ----
TOTAL IT SERVICES                                                          $  2,751,000        0.72%
                                                                           ------------        ----

LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                                 82,000        $  1,750,700        0.46%
                                                                           ------------        ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                         $  1,750,700        0.46%
                                                                           ------------        ----

MACHINERY
AGCO Corp. (a)                                              433,000        $  7,902,250        2.07%
Cummins, Inc.                                                23,700        $  1,667,295        0.44%
Navistar International Corp. (a)                            190,680        $  6,940,752        1.82%
Timken Co. (The)                                            171,300        $  4,683,342        1.22%
                                                                           ------------        ----
TOTAL MACHINERY                                                            $ 21,193,639        5.55%
                                                                           ------------        ----

MEDIA
Regal Entertainment Group                                   135,800        $  2,855,874        0.75%
                                                                           ------------        ----
TOTAL MEDIA                                                                $  2,855,874        0.75%
                                                                           ------------        ----

MULTI-UTILITIES & UNREGULATED POWER
Constellation Energy Group, Inc.                             48,300        $  2,497,110        0.65%
                                                                           ------------        ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                  $  2,497,110        0.65%
                                                                           ------------        ----

OIL & GAS
Kerr-McGee Corp.                                             88,100        $  6,900,873        1.80%
                                                                           ------------        ----
TOTAL OIL & GAS                                                            $  6,900,873        1.80%
                                                                           ------------        ----

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                2,321,000        $ 10,746,230        2.81%
Bowater, Inc.                                               421,510        $ 15,878,282        4.15%
MeadWestvaco Corp.                                           67,451        $  2,146,291        0.56%
                                                                           ------------        ----
TOTAL PAPER & FOREST PRODUCTS                                              $ 28,770,803        7.52%
                                                                           ------------        ----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE    % NET ASSETS
REAL ESTATE
Highwoods Properties, Inc.                                   100,400       $   2,692,728        0.70%
                                                                           -------------       -----
TOTAL REAL ESTATE                                                          $   2,692,728        0.70%
                                                                           -------------       -----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                           191,400       $  10,322,202        2.70%
CSX Corp.                                                     65,800       $   2,740,570        0.72%
                                                                           -------------       -----
TOTAL ROAD & RAIL                                                          $  13,062,772        3.42%
                                                                           -------------       -----

SOFTWARE
BMC Software, Inc. (a)                                        66,200       $     993,000        0.26%
                                                                           -------------       -----
TOTAL SOFTWARE                                                             $     993,000        0.26%
                                                                           -------------       -----

SPECIALTY RETAIL
Limited Brands, Inc.                                          64,300       $   1,562,490        0.41%
Payless ShoeSource, Inc. (a)                                 142,200       $   2,245,338        0.59%
                                                                           -------------       -----
TOTAL SPECIALTY RETAIL                                                     $   3,807,828        1.00%
                                                                           -------------       -----

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                        348,400       $  13,242,684        3.46%
Sovereign Bancorp, Inc.                                      171,541       $   3,801,349        0.99%
                                                                           -------------       -----
TOTAL THRIFTS & MORTGAGE FINANCE                                           $  17,044,033        4.45%
                                                                           -------------       -----
TOTAL COMMON STOCK                                                         $ 338,441,935       88.50%
                                                                           -------------       -----

STOCK OPTIONS
ENERGY EQUIPMENT & SERVICES
Transocean, Inc. Strike Price
 $45.00 Expire 8/20/05 (a)                                   103,100       $     185,580        0.05%
                                                                           -------------       -----
TOTAL ENERGY EQUIPMENT & SERVICES                                          $     185,580        0.05%
                                                                           -------------       -----
TOTAL STOCK OPTIONS                                                        $     185,580        0.05%
                                                                           -------------       -----

SHORT TERM INVESTMENTS
COMMERCIAL PAPER
American Express Credit Corp.                            $ 5,000,000       $   4,993,121        1.31%
  2.75% due 4/19/05
Deutsche Bank Financial LLC                              $ 3,000,000       $   2,998,673        0.78%
  2.65% due 4/7/05
General Electric Capital Corp.                           $ 4,000,000       $   3,993,556        1.04%
  2.76% due 4/22/05
General Electric Capital Corp.                           $ 4,000,000       $   3,997,852        1.05%
  2.76% due 4/8/05



                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE     % NET ASSETS
Harvard University                                       $ 5,000,000       $   4,998,257          1.31%
  2.50% due 4/6/05
Harvard University                                       $ 5,000,000       $   4,995,770          1.31%
  2.53% due 4/13/05
Ing Funding LLC                                          $   455,000       $     454,404          0.12%
  2.77% due 4/18/05
Metlife Funding, Inc.                                    $ 5,000,000       $   4,981,426          1.30%
  2.72% due 5/20/05
Morgan Stanley Dean Witter & Co.                         $ 4,000,000       $   3,997,836          1.05%
  2.78% due 4/8/05
Toyota Motor Credit Corp.                                $ 2,905,000       $   2,903,925          0.76%
  2.66% due 4/6/05
Toyota Motor Credit Corp.                                $ 4,000,000       $   3,996,943          1.05%
  2.75% due 4/11/05
USAA Capital Corp.                                       $ 5,000,000       $   5,000,000          1.31%
  2.73% due 4/1/05
                                                                           -------------        ------
TOTAL COMMERCIAL PAPER                                                     $  47,311,763         12.39%
                                                                           -------------        ------

GOVERNMENT AGENCIES
Federal National Mortgage Association                    $  120,000        $     119,912          0.03%
  2.65% due 4/11/05
                                                                           -------------        ------
TOTAL GOVERNMENT AGENCIES                                                  $     119,912          0.03%
                                                                           -------------        ------
TOTAL SHORT-TERM INVESTMENTS                                               $  47,431,675         12.42%
                                                                           -------------        ------
TOTAL INVESTMENTS
  (Cost $332,929,680) (c)                                                  $ 386,059,194(d)     100.97%
                                                                           -------------        ------

Liabilities in Excess of Cash and Other Assets                            ($   3,696,111)        -0.97%
                                                                           -------------        ------
NET ASSETS                                                                 $ 382,363,083        100.00%
                                                                           =============        ======

(a) Non-income producing security.

(b) ADR - American Depositary Receipt.

(c) The cost for federal income tax purposes is $333,338,232.

(d) At March 31, 2005 net unrealized appreciation was $52,720,962, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $59,028,969 and aggregate gross unrealized depreciation for all investments of which there was an excess of cost over market value of $6,308,007.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE    % NET ASSETS
MAINSTAY VP SMALL CAP GROWTH PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Alliant Techsystems, Inc. (a)                              12,100          $    864,545        0.53%
DRS Technologies, Inc. (a)                                 36,600          $  1,555,500        0.96%
Innovative Solutions & Support, Inc. (a)                   47,400          $  1,504,950        0.93%
                                                                           ------------        ----
TOTAL AEROSPACE & DEFENSE                                                  $  3,924,995        2.42%
                                                                           ------------        ----

AUTOMOBILES
Winnebago Industries, Inc.                                 27,500          $    869,000        0.54%
                                                                           ------------        ----
TOTAL AUTOMOBILES                                                          $    869,000        0.54%
                                                                           ------------        ----

BUILDING PRODUCTS
Simpson Manufacturing Co., Inc.                            22,500          $    695,250        0.43%
Trex Co., Inc. (a)                                         30,500          $  1,354,505        0.84%
                                                                           ------------        ----
TOTAL BUILDING PRODUCTS                                                    $  2,049,755        1.27%
                                                                           ------------        ----

CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)(b)                     35,100          $  2,177,253        1.34%
Jefferies Group, Inc.                                      54,800          $  2,064,864        1.28%
                                                                           ------------        ----
TOTAL CAPITAL MARKETS                                                      $  4,242,117        2.62%
                                                                           ------------        ----

COMMERCIAL BANKS
Hanmi Financial Corp.                                      91,200          $  1,509,360        0.93%
UCBH Holdings, Inc.                                        48,700          $  1,943,130        1.20%
Westcorp                                                   43,100          $  1,820,975        1.12%
Wintrust Financial Corp.                                   39,500          $  1,860,055        1.15%
                                                                           ------------        ----
TOTAL COMMERCIAL BANKS                                                     $  7,133,520        4.40%
                                                                           ------------        ----

COMMERCIAL SERVICES & SUPPLIES
Charles River Associates, Inc. (a)                         35,300          $  1,742,055        1.08%
                                                                           ------------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       $  1,742,055        1.08%
                                                                           ------------        ----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE  % NET ASSETS
COMMUNICATIONS EQUIPMENT
Avocent Corp. (a)                                        39,900         $ 1,023,834       0.63%
Ixia (a)                                                 85,600         $ 1,522,824       0.94%
                                                                        -----------       ----
TOTAL COMMUNICATIONS EQUIPMENT                                          $ 2,546,658       1.57%
                                                                        -----------       ----

DISTRIBUTORS
Prestige Brands Holdings, Inc. (a)                        3,700         $    65,305       0.04%
                                                                        -----------       ----
TOTAL DISTRIBUTORS                                                      $    65,305       0.04%
                                                                        -----------       ----
ELECTRICAL EQUIPMENT
Baldor Electric Co.                                      58,300         $ 1,504,723       0.93%
Genlyte Group, Inc. (The) (a)                            19,200         $ 1,727,424       1.07%
                                                                        -----------       ----
TOTAL ELECTRICAL EQUIPMENT                                              $ 3,232,147       2.00%
                                                                        -----------       ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
FARO Technologies, Inc. (a)(b)                           47,400         $ 1,115,796       0.69%
FLIR Systems, Inc. (a)                                   45,600         $ 1,381,680       0.85%
Global Imaging Systems, Inc. (a)                         36,600         $ 1,297,836       0.80%
ScanSource, Inc. (a)                                     27,800         $ 1,440,874       0.89%
Trimble Navigation Ltd. (a)                              49,800         $ 1,683,738       1.04%
                                                                        -----------       ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                $ 6,919,924       4.27%
                                                                        -----------       ----

ENERGY EQUIPMENT & SERVICES
Atwood Oceanics, Inc. (a)                                27,300         $ 1,816,542       1.12%
Cal Dive International, Inc. (a)(b)                      48,800         $ 2,210,640       1.37%
Grant Prideco, Inc. (a)                                  36,700         $   886,672       0.55%
Grey Wolf, Inc. (a)                                     150,400         $   989,632       0.61%
Key Energy Services, Inc. (a)                            72,300         $   829,281       0.51%
Maverick Tube Corp. (a)(b)                               55,400         $ 1,801,054       1.11%
TETRA Technologies, Inc. (a)                             52,400         $ 1,490,256       0.92%
                                                                        -----------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                                       $10,024,077       6.19%
                                                                        -----------       ----

HEALTH CARE EQUIPMENT & SUPPLIES
ArthroCare Corp. (a)                                     38,000         $ 1,083,000       0.67%
Cooper Cos., Inc. (The) (b)                              32,600         $ 2,376,540       1.47%
Dade Behring Holdings, Inc. (a)                          28,100         $ 1,655,933       1.02%
Immucor, Inc. (a)                                        69,500         $ 2,098,205       1.29%
Integra LifeSciences Holdings (a)                        40,800         $ 1,436,976       0.89%
Mine Safety Appliances Co.                               20,100         $   778,674       0.48%
Nektar Therapeutics (a)                                  61,100         $   851,734       0.53%
SurModics, Inc. (a)(b)                                   51,700         $ 1,649,747       1.02%
                                                                        -----------       ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  $11,930,809       7.37%
                                                                        -----------       ----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE   % NET ASSETS
HEALTH CARE PROVIDERS & SERVICES
American Healthways, Inc. (a)(b)                         50,200         $ 1,657,604        1.02%
Molina Healthcare, Inc. (a)                              35,900         $ 1,654,631        1.02%
Sierra Health Services, Inc. (a)                         48,800         $ 3,115,392        1.93%
                                                                        -----------       -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  $ 6,427,627        3.97%
                                                                        -----------       -----

HOTELS, RESTAURANTS & LEISURE
Penn National Gaming, Inc. (a)                           70,400         $ 2,068,352        1.28%
                                                                        -----------       -----
TOTAL HOTELS, RESTAURANTS & LEISURE                                     $ 2,068,352        1.28%
                                                                        -----------       -----

HOUSEHOLD DURABLES
Beazer Homes USA, Inc.                                   38,400         $ 1,914,624        1.18%
Hovnanian Enterprises, Inc. Class A (a)                  46,400         $ 2,366,400        1.46%
Jarden Corp. (a)(b)                                      47,800         $ 2,193,064        1.35%
M.D.C. Holdings, Inc.                                    25,519         $ 1,777,398        1.10%
M/I Homes, Inc.                                          22,200         $ 1,086,246        0.67%
Meritage Homes Corp. (a)                                 40,100         $ 2,362,692        1.46%
Ryland Group, Inc. (The)                                 50,300         $ 3,119,606        1.93%
WCI Communities, Inc. (a)                               104,000         $ 3,128,320        1.93%
Yankee Candle Co., Inc. (The) (a)                        59,700         $ 1,892,490        1.17%
                                                                        -----------       -----
TOTAL HOUSEHOLD DURABLES                                                $19,840,840       12.25%
                                                                        -----------       -----

INTERNET & CATALOG RETAIL
Coldwater Creek, Inc. (a)                                99,225         $ 1,833,678        1.13%
                                                                        -----------       -----
TOTAL INTERNET & CATALOG RETAIL                                         $ 1,833,678        1.13%
                                                                        -----------       -----

INTERNET SOFTWARE & SERVICES
Digitas, Inc. (a)                                       137,000         $ 1,383,700        0.85%
                                                                        -----------       -----
TOTAL INTERNET SOFTWARE & SERVICES                                      $ 1,383,700        0.85%
                                                                        -----------       -----

MACHINERY
A.S.V., Inc. (a)                                         33,900         $ 1,343,966        0.83%
Actuant Corp. (a)                                        33,400         $ 1,500,328        0.93%
Ceradyne, Inc. (a)(b)                                    45,150         $ 1,010,005        0.62%
CLARCOR, Inc.                                            32,100         $ 1,667,916        1.03%
Terex Corp. (a)                                          52,500         $ 2,273,250        1.40%
Wabash National Corp.                                    56,900         $ 1,388,360        0.86%
Wabtec Corp.                                             77,100         $ 1,579,779        0.98%
                                                                        -----------       -----
TOTAL MACHINERY                                                         $10,763,604        6.65%
                                                                        -----------       -----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE    % NET ASSETS
MARINE
Kirby Corp. (a)                                          37,200         $ 1,563,516        0.97%
                                                                        -----------        ----
TOTAL MARINE                                                            $ 1,563,516        0.97%
                                                                        -----------        ----

METALS & MINING
Alliance Resource Partners, L.P.                         23,000         $ 1,478,440        0.91%
Alpha Natural Resources, Inc. (a)                        11,500         $   329,705        0.21%
Arch Coal, Inc.                                          18,600         $   799,986        0.49%
Massey Energy Co.                                        62,200         $ 2,490,488        1.54%
Steel Technologies, Inc.                                 54,600         $ 1,309,854        0.81%
                                                                        -----------        ----
TOTAL METALS & MINING                                                   $ 6,408,473        3.96%
                                                                        -----------        ----

OIL & GAS
InterOil Corp. (a)(b)                                    38,200         $ 1,335,472        0.83%
Knightsbridge Tankers Ltd. (b)                           45,400         $ 1,768,784        1.09%
OMI Corp. (b)                                            79,800         $ 1,528,170        0.94%
Petroleum Development Corp. (a)                          40,400         $ 1,522,676        0.94%
Remington Oil & Gas Corp. (a)                            58,800         $ 1,853,376        1.14%
                                                                        -----------        ----
TOTAL OIL & GAS                                                         $ 8,008,478        4.94%
                                                                        -----------        ----

PERSONAL PRODUCTS
Chattem, Inc. (a)                                        54,200         $ 2,410,274        1.49%
                                                                        -----------        ----
TOTAL PERSONAL PRODUCTS                                                 $ 2,410,274        1.49%
                                                                        -----------        ----

PHARMACEUTICALS
Bradley Pharmaceuticals, Inc. (a)(b)                     82,500         $   788,700        0.49%
                                                                        -----------        ----
TOTAL PHARMACEUTICALS                                                   $   788,700        0.49%
                                                                        -----------        ----

REAL ESTATE
American Home Mortgage Investment Corp.                  47,600         $ 1,363,264        0.84%
Bluegreen Corp. (a)                                      84,200         $ 1,081,970        0.67%
                                                                        -----------        ----
TOTAL REAL ESTATE                                                       $ 2,445,234        1.51%
                                                                        -----------        ----

ROAD & RAIL
Arkansas Best Corp.                                      36,600         $ 1,382,748        0.85%
Knight Transportation, Inc.                              65,100         $ 1,606,017        0.99%
Old Dominion Freight Line, Inc. (a)                      49,000         $ 1,526,350        0.94%
                                                                        -----------        ----
TOTAL ROAD & RAIL                                                       $ 4,515,115        2.78%
                                                                        -----------        ----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE    % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Sigmatel, Inc. (a)                                       63,500         $  2,376,805        1.47%
Tessera Technologies, Inc. (a)                           51,500         $  2,226,345        1.37%
                                                                        ------------       -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                          $  4,603,150        2.84%
                                                                        ------------       -----

SOFTWARE
Altiris, Inc. (a)                                        37,000         $    882,450        0.54%
Epicor Software Corp. (a)                                90,300         $  1,182,930        0.73%
FactSet Research Systems, Inc.                           43,050         $  1,421,081        0.88%
MICROS Systems, Inc. (a)                                 32,400         $  1,189,404        0.73%
                                                                        ------------       -----
TOTAL SOFTWARE                                                          $  4,675,865        2.88%
                                                                        ------------       -----

SPECIALTY RETAIL
A.C. Moore Arts & Crafts, Inc. (a)                       37,800         $  1,007,748        0.62%
Children's Place Retail Stores, Inc. (The) (a)           50,000         $  2,387,500        1.47%
Electronics Boutique Holdings Corp. (a)                  41,700         $  1,791,849        1.11%
Guess?, Inc. (a)                                         58,200         $    797,340        0.49%
Guitar Center, Inc. (a)                                  45,500         $  2,494,765        1.54%
Hibbett Sporting Goods, Inc. (a)                         42,550         $  1,278,202        0.79%
Jos. A. Bank Clothiers, Inc. (a)(b)                      58,300         $  1,708,190        1.05%
PETCO Animal Supplies, Inc. (a)                          50,400         $  1,855,224        1.15%
                                                                        ------------       -----
TOTAL SPECIALTY RETAIL                                                  $ 13,320,818        8.22%
                                                                        ------------       -----

TEXTILES, APPAREL & LUXURY GOODS
Fossil, Inc. (a)                                         62,100         $  1,609,943        0.99%
                                                                        ------------       -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                  $  1,609,943        0.99%
                                                                        ------------       -----

THRIFTS & MORTGAGE FINANCE
Commercial Capital Bancorp, Inc.                         82,066         $  1,670,043        1.03%
                                                                        ------------       -----
TOTAL THRIFTS & MORTGAGE FINANCE                                        $  1,670,043        1.03%
                                                                        ------------       -----

TRADING COMPANIES & DISTRIBUTORS
Hughes Supply, Inc.                                      59,800         $  1,779,050        1.10%
MSC Industrial Direct Co., Inc. Class A                  66,300         $  2,026,128        1.25%
                                                                        ------------       -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  $  3,805,178        2.35%
                                                                        ------------       -----
TOTAL COMMON STOCK                                                      $152,822,950       94.35%
                                                                        ------------       -----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE   % NET ASSETS
COMMERCIAL PAPER
General Electric Capital Corp.                         $2,500,000       $ 2,498,657        1.54%
  2.76% due 4/8/05
Rabobank USA Financial Corp.                           $1,805,000       $ 1,805,000        1.12%
  2.77% due 4/1/05
UBS Finance (Delaware) LLC                             $4,995,000       $ 4,995,000        3.08%
  2.83% due 4/1/05
                                                                        -----------        ----
TOTAL COMMERCIAL PAPER                                                  $ 9,298,657        5.74%
                                                                        -----------        ----

INVESTMENT COMPANY
AIM Institutional Funds Group (c)                      $  490,601       $   490,601        0.30%
                                                                        -----------        ----
TOTAL INVESTMENT COMPANY                                                $   490,601        0.30%
                                                                        -----------        ----

MASTER NOTE
Banc of America Securities LLC
   2.9552%, due 4/1/05 (c)                             $  512,000       $   512,000        0.32%
                                                                        -----------        ----
TOTAL MASTER NOTE                                                       $   512,000        0.32%
                                                                        -----------        ----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   2.925%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $5,600,455 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $6,420,718 and a Market
   Value of $5,712,189) (d)                            $5,600,000       $ 5,600,000        3.46%
Deutsche Bank Securities, Inc.
   2.9349%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $4,000,326 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $5,701,489 and a Market
   Value of $4,080,000) (d)                            $4,000,000       $ 4,000,000        2.47%

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE    % NET ASSETS
Dresdner Kleinwort Wasserstein Securities, LLC
   2.9449%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $2,000,164 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $2,145,377 and a Market
   Value of $2,091,960) (d)                            $2,000,000       $  2,000,000         1.24%
Merrill Lynch Pierce Fenner & Smith, Inc.
   2.955%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $4,185,344 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $4,037,213 and a Market
   Value of $4,394,356) (d)                            $4,185,000       $  4,185,000         2.58%
Morgan Stanley & Co, Inc.
   2.925%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $2,500,203 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $3,499,700 and a Market
   Value of $2,594,141) (d)                            $2,500,000       $  2,500,000         1.54%
Wachovia Capital Markets, LLC
   2.9448%, dated 3/31/05
   due 4/1/05
   Proceeds at Maturity
   $500,041 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $555,953 and a Market
   Value of $510,000) (d)                              $  500,000       $    500,000         0.31%
                                                                        ------------       ------
Total Repurchase Agreements                                             $ 18,785,000        11.60%
                                                                        ------------       ------

Total Investments
   (Cost $162,814,373) (e)                                               181,909,208(f)    112.31%
Liabilities in Excess of
   Cash and Other Assets                                                 (19,938,932)      (12.31%)
                                                                        ------------       ------
Net Assets                                                              $161,970,276       100.00%
                                                                        ============       ======

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d) Collateralization from various bonds on repurchase agreements may include collateralized mortgage obligations, asset-backed securities, mortgage-backed securities or other long-term corporate bonds.

(e)  The cost for federal income tax purposes is $163,109,541.

(f) At March 31, 2005 net unrealized appreciation was $18,799,667, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $25,013,866 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,214,199.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE    % NET ASSETS
MAINSTAY VP S&P 500 INDEX PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                          106,521       $ 6,227,216          0.44%
General Dynamics Corp.                                     25,490       $ 2,728,705          0.19%
Goodrich Corp.                                             15,209       $   582,351          0.04%
Honeywell International, Inc.                             108,758       $ 4,046,886          0.28%
L-3 Communications Holdings, Inc.                          14,701       $ 1,044,065          0.07%
Lockheed Martin Corp.                                      51,398       $ 3,138,362          0.22%
Northrop Grumman Corp.                                     46,267       $ 2,497,491          0.18%
Raytheon Co.                                               57,664       $ 2,231,596          0.16%
Rockwell Collins, Inc.                                     22,759       $ 1,083,101          0.08%
United Technologies Corp.                                  65,240       $ 6,632,299          0.47%
                                                                        -----------          ----
TOTAL AEROSPACE & DEFENSE                                               $30,212,072          2.13%
                                                                        -----------          ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                                38,407       $ 3,608,339          0.25%
Ryder System, Inc.                                          8,127       $   338,897          0.02%
United Parcel Service, Inc. Class B                       142,801       $10,387,344          0.73%
                                                                        -----------          ----
TOTAL AIR FREIGHT & LOGISTICS                                           $14,334,580          1.00%
                                                                        -----------          ----

AIRLINES
Delta Air Lines, Inc. (a)                                  17,216       $    69,724          0.00%(b)
Southwest Airlines Co.                                     95,523       $ 1,360,248          0.10%
                                                                        -----------          ----
TOTAL AIRLINES                                                          $ 1,429,972          0.10%
                                                                        -----------          ----

AUTO COMPONENTS
Cooper Tire & Rubber Co.                                    9,155       $   168,087          0.01%
Dana Corp.                                                 19,118       $   244,517          0.02%
Delphi Corp.                                               71,508       $   320,358          0.02%
Goodyear Tire & Rubber Co. (The) (a)                       22,398       $   299,011          0.02%
Johnson Controls, Inc.                                     24,306       $ 1,355,304          0.10%
Visteon Corp.                                              16,544       $    94,469          0.01%
                                                                        -----------          ----
TOTAL AUTO COMPONENTS                                                   $ 2,481,746          0.18%
                                                                        -----------          ----


                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE     % NET ASSETS
AUTOMOBILES
Ford Motor Co.                                            233,697       $ 2,647,784          0.19%
General Motors Corp.                                       72,351       $ 2,126,396          0.15%
Harley-Davidson, Inc.                                      37,332       $ 2,156,296          0.15%
                                                                        -----------          ----
TOTAL AUTOMOBILES                                                       $ 6,930,476          0.49%
                                                                        -----------          ----

BEVERAGES
Anheuser-Busch Cos., Inc.                                  99,530       $ 4,716,723          0.33%
Brown-Forman Corp.                                         11,582       $   634,114          0.04%
Coca-Cola Co. (The)  (c)                                  290,244       $12,094,467          0.85%
Coca-Cola Enterprises, Inc.                                45,224       $   927,996          0.07%
Molson Coors Brewing Co. Class B                           10,099       $   779,339          0.05%
Pepsi Bottling Group, Inc. (The)                           25,301       $   704,633          0.05%
PepsiCo, Inc.                                             214,558       $11,378,016          0.80%
                                                                        -----------          ----
TOTAL BEVERAGES                                                         $31,235,288          2.19%
                                                                        -----------          ----

BIOTECHNOLOGY
Amgen, Inc.  (a)                                          160,520       $ 9,343,871          0.66%
Biogen Idec, Inc.  (a)                                     42,521       $ 1,467,399          0.10%
Chiron Corp.  (a)                                          18,884       $   662,073          0.05%
Genzyme Corp.  (a)                                         31,593       $ 1,808,383          0.13%
Gilead Sciences, Inc.  (a)                                 55,167       $ 1,974,978          0.14%
MedImmune, Inc.  (a)                                       31,748       $   755,919          0.05%
                                                                        -----------          ----
TOTAL BIOTECHNOLOGY                                                     $16,012,623          1.13%
                                                                        -----------          ----

BUILDING PRODUCTS
American Standard Cos., Inc.  (a)                          23,124       $ 1,074,804          0.08%
Masco Corp.                                                57,078       $ 1,978,893          0.14%
                                                                        -----------          ----
TOTAL BUILDING PRODUCTS                                                 $ 3,053,697          0.22%
                                                                        -----------          ----

CAPITAL MARKETS
Bank of New York Co., Inc. (The)                           99,179       $ 2,881,151          0.20%
Bear Stearns Cos., Inc. (The)                              14,461       $ 1,444,655          0.10%
Charles Schwab Corp. (The)                                147,048       $ 1,545,475          0.11%
E*TRADE Financial Corp.  (a)                               47,031       $   564,372          0.04%
Federated Investors, Inc. Class B                          12,715       $   359,962          0.03%
Franklin Resources, Inc.                                   25,372       $ 1,741,789          0.12%
Goldman Sachs Group, Inc. (The)                            57,221       $ 6,293,738          0.44%
Janus Capital Group, Inc.                                  30,229       $   421,695          0.03%
Lehman Brothers Holdings, Inc.                             35,263       $ 3,320,364          0.23%
Mellon Financial Corp.                                     54,008       $ 1,541,389          0.11%
Merrill Lynch & Co., Inc.                                 118,766       $ 6,722,155          0.47%
Morgan Stanley                                            142,508       $ 8,158,584          0.57%
Northern Trust Corp.                                       26,628       $ 1,156,721          0.08%
State Street Corp.                                         42,633       $ 1,863,915          0.13%
T. Rowe Price Group, Inc.                                  15,969       $   948,240          0.07%
                                                                        -----------          ----
TOTAL CAPITAL MARKETS                                                   $38,964,205          2.73%
                                                                        -----------          ----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE     % NET ASSETS
CHEMICALS
Air Products & Chemicals, Inc.                             29,018       $ 1,836,550          0.13%
Dow Chemical Co. (The)                                    121,940       $ 6,078,711          0.43%
E.I. du Pont de Nemours & Co.                             127,752       $ 6,546,012          0.46%
Eastman Chemical Co.                                        9,929       $   585,811          0.04%
Ecolab, Inc.                                               28,307       $   935,547          0.07%
Engelhard Corp.                                            15,805       $   474,626          0.03%
Great Lakes Chemical Corp.                                  6,511       $   209,132          0.01%
Hercules, Inc. (a)                                         14,250       $   206,479          0.01%
International Flavors & Fragrances, Inc.                   11,561       $   456,659          0.03%
Monsanto Co.                                               33,809       $ 2,180,681          0.15%
PPG Industries, Inc.                                       21,974       $ 1,571,581          0.11%
Praxair, Inc.                                              41,211       $ 1,972,357          0.14%
Rohm & Haas Co.                                            24,889       $ 1,194,672          0.08%
Sigma-Aldrich Corp.                                         8,742       $   535,448          0.04%
                                                                        -----------          ----
TOTAL CHEMICALS                                                         $24,784,266          1.73%
                                                                        -----------          ----

COMMERCIAL BANKS
AmSouth Bancorp                                            45,088       $ 1,170,034          0.08%
Bank of America Corp.                                     518,397       $22,861,307          1.61%
BB&T Corp.                                                 70,056       $ 2,737,790          0.19%
Comerica, Inc.                                             21,837       $ 1,202,784          0.08%
Compass Bancshares, Inc.                                   15,668       $   711,327          0.05%
Fifth Third Bancorp                                        66,670       $ 2,865,479          0.20%
First Horizon National Corp.                               15,731       $   641,668          0.05%
Huntington Bancshares, Inc.                                29,444       $   703,712          0.05%
KeyCorp                                                    51,992       $ 1,687,138          0.12%
M&T Bank Corp.                                             12,531       $ 1,278,914          0.09%
Marshall & Ilsley Corp.                                    26,614       $ 1,111,134          0.08%
National City Corp.                                        76,146       $ 2,550,891          0.18%
North Fork Bancorporation, Inc.                            59,870       $ 1,660,794          0.12%
PNC Financial Services Group, Inc. (The)                   36,054       $ 1,856,059          0.13%
Regions Financial Corp.                                    59,227       $ 1,918,956          0.13%
SunTrust Banks, Inc.                                       43,470       $ 3,132,882          0.22%
Synovus Financial Corp.                                    39,570       $ 1,102,421          0.08%
U.S. Bancorp                                              237,072       $ 6,832,415          0.48%
Wachovia Corp.                                            203,012       $10,335,341          0.73%
Wells Fargo & Co.                                         216,871       $12,968,886          0.91%
Zions Bancorp                                              11,443       $   789,796          0.06%
                                                                        -----------          ----
TOTAL COMMERCIAL BANKS                                                  $80,119,728          5.64%
                                                                        -----------          ----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE     % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)                          36,538       $   267,093          0.02%
Apollo Group, Inc. Class A (a)                             21,162       $ 1,567,258          0.11%
Avery Dennison Corp.                                       13,251       $   820,632          0.06%
Cendant Corp.                                             134,450       $ 2,761,605          0.19%
Cintas Corp.                                               19,179       $   792,284          0.06%
Donnelley (R.R.) & Sons Co.                                27,604       $   872,838          0.06%
Equifax, Inc.                                              17,243       $   529,187          0.04%
H&R Block, Inc.                                            21,168       $ 1,070,678          0.08%
Monster Worldwide, Inc. (a)                                15,266       $   428,211          0.03%
Pitney Bowes, Inc.                                         29,435       $ 1,328,105          0.09%
Robert Half International, Inc.                            20,649       $   556,697          0.04%
Waste Management, Inc.                                     72,575       $ 2,093,789          0.15%
                                                                        -----------          ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    $13,088,377          0.93%
                                                                        -----------          ----

COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)                          103,217       $   205,401          0.01%
Andrew Corp. (a)                                           20,512       $   240,196          0.02%
Avaya, Inc. (a)                                            60,008       $   700,895          0.05%
CIENA Corp. (a)                                            72,769       $   125,162          0.01%
Cisco Systems, Inc. (a)                                   826,585       $14,787,605          1.04%
Comverse Technology, Inc. (a)                              25,091       $   632,795          0.04%
Corning, Inc. (a)                                         179,347       $ 1,996,132          0.14%
JDS Uniphase Corp. (a)                                    183,935       $   307,172          0.02%
Lucent Technologies, Inc. (a)                             564,118       $ 1,551,325          0.11%
Motorola, Inc.                                            314,106       $ 4,702,171          0.33%
QLogic Corp. (a)                                           11,730       $   475,065          0.03%
QUALCOMM, Inc.                                            210,443       $ 7,712,736          0.54%
Scientific-Atlanta, Inc.                                   19,477       $   549,641          0.04%
Tellabs, Inc. (a)                                          58,850       $   429,606          0.03%
                                                                        -----------          ----
TOTAL COMMUNICATIONS EQUIPMENT                                          $34,415,902          2.41%
                                                                        -----------          ----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE     % NET ASSETS

COMPUTERS & PERIPHERALS
Apple Computer, Inc.  (a)                                 104,497       $ 4,354,392          0.31%
Dell, Inc.  (a)                                           314,746       $12,092,538          0.85%
EMC Corp.  (a)                                            306,846       $ 3,780,346          0.27%
Gateway, Inc.  (a)                                         41,249       $   166,234          0.01%
Hewlett-Packard Co.                                       370,950       $ 8,138,644          0.57%
International Business Machines Corp.                     208,786       $19,078,865          1.34%
Lexmark International, Inc. Class A (a)                    16,206       $ 1,295,993          0.09%
NCR Corp.  (a)                                             23,851       $   804,733          0.06%
Network Appliance, Inc.  (a)                               46,270       $ 1,279,828          0.09%
Sun Microsystems, Inc.  (a)                               429,567       $ 1,735,448          0.12%
                                                                        -----------          ----
TOTAL COMPUTERS & PERIPHERALS                                           $52,727,021          3.71%
                                                                        -----------          ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                                10,705       $   593,378          0.04%
                                                                        -----------          ----
TOTAL CONSTRUCTION & ENGINEERING                                        $   593,378          0.04%
                                                                        -----------          ----

CONSTRUCTION MATERIALS
Vulcan Materials Co.                                       13,116       $   745,383          0.05%
                                                                        -----------          ----
TOTAL CONSTRUCTION MATERIALS                                            $   745,383          0.05%
                                                                        -----------          ----

CONSUMER FINANCE
American Express Co.                                      149,978       $ 7,704,369          0.54%
Capital One Financial Corp.                                31,273       $ 2,338,282          0.16%
MBNA Corp.                                                163,122       $ 4,004,645          0.28%
Providian Financial Corp.  (a)                             37,236       $   638,967          0.04%
SLM Corp.                                                  54,839       $ 2,733,176          0.19%
                                                                        -----------          ----
TOTAL CONSUMER FINANCE                                                  $17,419,439          1.21%
                                                                        -----------          ----

CONTAINERS & PACKAGING
Ball Corp.                                                 14,206       $   589,264          0.04%
Bemis Co., Inc.                                            13,602       $   423,295          0.03%
Pactiv Corp.  (a)                                          18,960       $   442,718          0.03%
Sealed Air Corp.  (a)                                      10,681       $   554,773          0.04%
Temple-Inland, Inc.                                         7,225       $   524,173          0.04%
                                                                        -----------          ----
TOTAL CONTAINERS & PACKAGING                                            $ 2,534,223          0.18%
                                                                        -----------          ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT          MARKET VALUE    % NET ASSETS
DISTRIBUTORS
Genuine Parts Co.                                     22,287         $      969,262      0.07%
                                                                     --------------      ----
TOTAL DISTRIBUTORS                                                   $      969,262      0.07%
                                                                     --------------      ----

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                       26,868         $    1,020,984      0.07%
Citigroup, Inc.                                      668,191         $   30,028,502      2.11%
JPMorgan Chase & Co.                                 455,190         $   15,749,573      1.11%
Moody's Corp.                                         17,542         $    1,418,444      0.10%
Principal Financial Group, Inc.                       38,486         $    1,481,327      0.10%
                                                                     --------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 $   49,698,830      3.49%
                                                                     --------------      ----

DIVERSIFIED TELECOMMUNICATION SERVICES

ALLTEL Corp.                                          38,627         $    2,118,692      0.15%
AT&T Corp.                                           101,626         $    1,905,490      0.13%
BellSouth Corp.                                      233,794         $    6,146,443      0.43%
CenturyTel, Inc.                                      17,166         $      563,732      0.04%
Citizens Communications Co.                           42,421         $      548,928      0.04%
Qwest Communications International, Inc.(a)          218,961         $      810,158      0.06%
SBC Communications, Inc.                             421,987         $    9,996,875      0.70%
Sprint Corp.                                         188,326         $    4,284,412      0.30%
Verizon Communications, Inc.                         354,848         $   12,597,105      0.89%
                                                                     --------------      ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         $   38,971,835      2.74%
                                                                     --------------      ----

ELECTRIC UTILITIES
Allegheny Energy, Inc.(a)                             17,507         $      361,694      0.03%
Ameren Corp.                                          24,831         $    1,216,967      0.09%
American Electric Power Co., Inc.                     49,052         $    1,670,711      0.12%
CenterPoint Energy, Inc.                              37,612         $      452,471      0.03%
Cinergy Corp.                                         24,422         $      989,580      0.07%
CMS Energy Corp.(a)                                   24,638         $      321,279      0.02%
Consolidated Edison, Inc.                             30,878         $    1,302,434      0.09%
Dominion Resources, Inc.                              43,564         $    3,242,466      0.23%
DTE Energy Co.                                        22,164         $    1,008,019      0.07%
Edison International                                  41,496         $    1,440,742      0.10%
Entergy Corp.                                         27,600         $    1,950,216      0.14%
Exelon Corp.                                          84,699         $    3,886,839      0.27%
FirstEnergy Corp.                                     42,090         $    1,765,677      0.12%

                                                 SHARES / PRINCIPAL
                                                      AMOUNT            MARKET VALUE    % NET ASSETS
FPL Group, Inc.                                       50,103            $  2,011,635        0.14%
PG&E Corp.(a)                                         46,242            $  1,576,852        0.11%
Pinnacle West Capital Corp.                           11,642            $    494,901        0.03%
PPL Corp.                                             24,144            $  1,303,536        0.09%
Progress Energy, Inc.                                 31,469            $  1,320,125        0.09%
Public Service Enterprise Group,Inc.                  30,359            $  1,651,226        0.12%
Southern Co.(The)                                     94,632            $  3,012,137        0.21%
TECO Energy, Inc.                                     25,586            $    401,188        0.03%
TXU Corp.                                             30,671            $  2,442,333        0.17%
Xcel Energy,Inc.                                      51,011            $    876,372        0.06%
                                                                        ------------        ----
TOTAL ELECTRIC UTILITIES                                                $ 34,699,400        2.43%
                                                                        ------------        ----

ELECTRICAL EQUIPMENT
American Power Conversion Corp.                       23,659            $    617,737        0.04%
Cooper Industries, Ltd.                               11,885            $    850,015        0.06%
Emerson Electric Co.                                  53,646            $  3,483,235        0.24%
Rockwell Automation, Inc.                             22,597            $  1,279,894        0.09%
                                                                        ------------        ----
TOTAL ELECTRICAL EQUIPMENT                                              $  6,230,881        0.43%
                                                                        ------------        ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc.(a)                         56,677            $  1,258,228        0.09%
Jabil Circuit, Inc.(a)                                23,537            $    671,275        0.05%
Molex, Inc.                                           22,100            $    582,556        0.04%
PerkinElmer, Inc.                                     16,444            $    339,239        0.02%
Sanmina-SCI Corp.(a)                                  66,340            $    346,295        0.02%
Solectron Corp.(a)                                   123,334            $    427,971        0.03%
Symbol Technologies, Inc.                             30,368            $    440,032        0.03%
Tektronix, Inc.                                       11,245            $    275,842        0.02%
Thermo Electron Corp.(a)                              20,536            $    519,355        0.04%
Waters Corp.(a)                                       15,393            $    550,915        0.04%
                                                                        ------------        ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                $  5,411,708        0.38%
                                                                        ------------        ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                    42,987            $  1,912,491        0.13%
BJ Services Co.                                       20,642            $  1,070,907        0.08%
Halliburton Co.                                       64,635            $  2,795,463        0.20%
Nabors Industries, Ltd.(a)                            18,346            $  1,084,982        0.08%
National-Oilwell, Inc.                                21,503            $  1,004,190        0.07%
Noble Corp.(a)                                        17,312            $    973,107        0.07%
Rowan Cos.,Inc.(a)                                    13,576            $    406,330        0.03%
Schlumberger Ltd.                                     75,172            $  5,298,124        0.37%
Transocean, Inc.(a)                                   40,889            $  2,104,149        0.15%
                                                                        ------------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                                       $ 16,649,743        1.18%
                                                                        ------------        ----


                                  SHARES / PRINCIPAL
                                       AMOUNT            MARKET VALUE    % NET ASSETS
FOOD & STAPLES RETAILING
Albertson's, Inc.                      46,873            $    967,927        0.07%
Costco Wholesale Corp.                 60,054            $  2,653,186        0.19%
CVS Corp.                              51,076            $  2,687,619        0.19%
Kroger Co. (The)(a)                    93,555            $  1,499,687        0.11%
Safeway, Inc.(a)                       57,001            $  1,056,229        0.07%
SUPERVALU, Inc.                        17,194            $    573,421        0.04%
Sysco Corp.                            81,308            $  2,910,828        0.20%
Walgreen Co.                          130,326            $  5,789,083        0.41%
Wal-Mart Stores, Inc.                 433,206            $ 21,707,953        1.53%
                                                         ------------        ----
TOTAL FOOD & STAPLES RETAILING                           $ 39,845,933        2.81%
                                                         ------------        ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.             80,546            $  1,979,820        0.14%
Campbell Soup Co.                      41,718            $  1,210,658        0.09%
ConAgra Foods, Inc.                    65,639            $  1,773,562        0.12%
General Mills, Inc.                    46,143            $  2,267,928        0.16%
H.J. Heinz Co.                         44,568            $  1,641,885        0.12%
Hershey Foods Corp.                    27,942            $  1,689,375        0.12%
Kellogg Co.                            44,913            $  1,943,384        0.14%
McCormick & Co., Inc.                  17,296            $    595,502        0.04%
Sara Lee Corp.                        100,713            $  2,231,800        0.16%
Wm. Wrigley Jr. Co.                    24,980            $  1,637,937        0.12%
                                                         ------------        ----
TOTAL FOOD PRODUCTS                                      $ 16,971,851        1.21%
                                                         ------------        ----

GAS UTILITIES
KeySpan Corp.                          20,459            $    797,288        0.06%
Kinder Morgan, Inc.                    14,048            $  1,063,434        0.07%
Nicor, Inc.                             5,592            $    207,407        0.01%
NiSource, Inc.                         34,261            $    780,810        0.05%
Peoples Energy Corp.                    4,817            $    201,928        0.01%
Sempra Energy                          30,150            $  1,201,175        0.08%
                                                         ------------        ----
TOTAL GAS UTILITIES                                      $  4,252,042        0.28%
                                                         ------------        ----

                                            SHARES / PRINCIPAL
                                                 AMOUNT            MARKET VALUE    % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp.-Applied Biosystems Group           25,225            $    497,940        0.04%
Bausch & Lomb, Inc.                               6,794            $    498,000        0.04%
Baxter International, Inc.                       78,798            $  2,677,556        0.19%
Becton, Dickinson & Co.                          32,264            $  1,884,862        0.13%
Biomet, Inc.                                     32,265            $  1,171,220        0.08%
Boston Scientific Corp.(a)                       97,389            $  2,852,524        0.20%
C.R. Bard, Inc.                                  13,352            $    909,004        0.06%
Fisher Scientific International, Inc.(a)         14,851            $    845,319        0.06%
Guidant Corp.                                    41,308            $  3,052,662        0.21%
Hospira, Inc.(a)                                 19,897            $    642,075        0.05%
Medtronic, Inc.                                 154,328            $  7,863,011        0.55%
Millipore Corp.(a)                                6,250            $    271,251        0.02%
St. Jude Medical, Inc.(a)                        46,223            $  1,664,028        0.12%
Stryker Corp.                                    48,584            $  2,167,332        0.15%
Zimmer Holdings, Inc.(a)                         31,426            $  2,445,254        0.17%
                                                                   ------------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             $ 29,442,038        2.07%
                                                                   ------------        ----

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                      37,731            $  2,827,936        0.20%
AmerisourceBergen Corp.                          14,159            $    811,170        0.06%
Cardinal Health, Inc.                            55,156            $  3,077,704        0.22%
Caremark Rx, Inc.(a)                             58,507            $  2,327,408        0.16%
CIGNA Corp.                                      16,888            $  1,508,099        0.11%
Express Scripts, Inc.(a)                          9,600            $    837,024        0.06%
HCA, Inc.                                        52,695            $  2,822,872        0.20%
Health Management Associates, Inc.               30,973            $    810,874        0.06%
Humana, Inc.(a)                                  20,391            $    651,287        0.05%
IMS Health, Inc.                                 29,619            $    722,407        0.05%
Laboratory Corp. of America Holdings(a)          17,333            $    835,451        0.06%
Manor Care, Inc.                                 11,001            $    399,996        0.03%
McKesson Corp.                                   37,550            $  1,417,511        0.10%
Medco Health Solutions, Inc.(a)                  34,971            $  1,733,512        0.12%
Quest Diagnostics, Inc.                          11,662            $  1,226,026        0.09%
Tenet Healthcare Corp.(a)                        59,578            $    686,932        0.05%
UnitedHealth Group, Inc.                         82,054            $  7,826,308        0.55%
WellPoint, Inc.(a)                               39,014            $  4,890,405        0.34%
                                                                   ------------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                             $ 35,412,922        2.51%
                                                                   ------------        ----

                                            SHARES / PRINCIPAL
                                                 AMOUNT            MARKET VALUE    % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
Carnival Corp.                                    67,489           $  3,496,605        0.25%
Darden Restaurants, Inc.                          19,231           $    590,006        0.04%
Harrah's Entertainment, Inc.                      14,508           $    936,927        0.07%
Hilton Hotels Corp.                               48,782           $  1,090,268        0.08%
International Game Technology                     43,936           $  1,171,334        0.08%
Marriott International, Inc.                      25,737           $  1,720,774        0.12%
McDonald's Corp.                                 162,675           $  5,065,699        0.36%
Starbucks Corp.(a)                                50,994           $  2,634,350        0.19%
Starwood Hotels & Resorts Worldwide, Inc.         26,911           $  1,615,467        0.11%
Wendy's International, Inc.                       14,618           $    570,687        0.04%
Yum! Brands, Inc.                                 37,126           $  1,923,496        0.14%
                                                                   ------------        ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                $ 20,815,613        1.48%
                                                                   ------------        ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                        10,177           $    803,881        0.06%
Centex Corp.                                      15,988           $    915,633        0.06%
Fortune Brands, Inc.                              18,472           $  1,489,398        0.10%
KB HOME                                            5,583           $    655,780        0.05%
Leggett & Platt, Inc.                             24,390           $    704,383        0.05%
Maytag Corp.                                      10,101           $    141,111        0.01%
Newell Rubbermaid, Inc.                           35,021           $    768,360        0.05%
Pulte Homes, Inc.                                 15,338           $  1,129,338        0.08%
Snap-on, Inc.                                      7,384           $    234,734        0.02%
Stanley Works (The)                                9,885           $    447,496        0.03%
Whirlpool Corp.                                    8,480           $    574,351        0.04%
                                                                   ------------        ----
TOTAL HOUSEHOLD DURABLES                                           $  7,864,465        0.55%
                                                                   ------------        ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                  19,468           $  1,226,291        0.09%
Colgate-Palmolive Co.                             67,224           $  3,507,076        0.25%
Kimberly-Clark Corp.                              61,676           $  4,053,962        0.28%
Procter & Gamble Co. (The)                       322,355           $ 17,084,815        1.20%
                                                                   ------------        ----
TOTAL HOUSEHOLD PRODUCTS                                           $ 25,872,144        1.82%
                                                                   ------------        ----

INDUSTRIAL CONGLOMERATES
3M Co.                                            98,776           $  8,464,116        0.59%
General Electric Co. (c)                       1,355,304           $ 48,872,261        3.44%
Textron, Inc.                                     17,362           $  1,295,550        0.09%
Tyco International Ltd.                          257,435           $  8,701,299        0.61%
                                                                   ------------        ----
TOTAL INDUSTRIAL CONGLOMERATES                                     $ 67,333,226        4.73%
                                                                   ------------        ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT          MARKET VALUE    % NET ASSETS
INSURANCE
ACE, Ltd.                                               36,165          $  1,492,530        0.10%
AFLAC, Inc.                                             64,194          $  2,391,869        0.17%
Allstate Corp. (The)                                    86,959          $  4,701,002        0.33%
Ambac Financial Group, Inc.                             13,834          $  1,034,092        0.07%
American International Group, Inc.                     333,028          $ 18,453,076        1.30%
Aon Corp.                                               40,250          $    919,311        0.06%
Chubb Corp. (The)                                       24,406          $  1,934,664        0.14%
Cincinnati Financial Corp.                              20,643          $    900,239        0.06%
Hartford Financial Services Group, Inc. (The)           37,652          $  2,581,419        0.18%
Jefferson-Pilot Corp.                                   17,407          $    853,812        0.06%
Lincoln National Corp.                                  22,366          $  1,009,602        0.07%
Loews Corp.                                             20,464          $  1,504,924        0.11%
Marsh & McLennan Cos., Inc.                             67,766          $  2,061,440        0.14%
MBIA, Inc.                                              18,058          $    944,073        0.07%
MetLife, Inc.                                           93,897          $  3,671,373        0.26%
Progressive Corp. (The)                                 25,509          $  2,340,706        0.16%
Prudential Financial, Inc.                              67,123          $  3,852,860        0.27%
SAFECO Corp.                                            16,169          $    787,593        0.06%
St. Paul Travelers Cos., Inc. (The)                     85,260          $  3,131,601        0.22%
Torchmark Corp.                                         13,762          $    718,377        0.05%
UnumProvident Corp.                                     37,582          $    639,646        0.04%
XL Capital Ltd. Class A                                 17,704          $  1,281,238        0.09%
                                                                        ------------        ----
TOTAL INSURANCE                                                         $ 57,205,447        4.01%
                                                                        ------------        ----

INTERNET & CATALOG RETAIL
eBay, Inc.(a)                                          155,004          $  5,775,449        0.41%
                                                                        ------------        ----
TOTAL INTERNET & CATALOG RETAIL                                         $  5,775,449        0.41%
                                                                        ------------        ----

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc.(a)                                        167,076          $  5,663,876        0.40%
                                                                        ------------        ----
TOTAL INTERNET SOFTWARE & SERVICES                                      $  5,663,876        0.40%
                                                                        ------------        ----

IT SERVICES
Affiliated Computer Services, Inc. Class A (a)          16,222          $    863,659        0.06%
Automatic Data Processing, Inc.                         74,307          $  3,340,099        0.23%
Computer Sciences Corp.(a)                              24,252          $  1,111,954        0.08%
Convergys Corp.(a)                                      18,137          $    270,785        0.02%

                                           SHARES / PRINCIPAL
                                                 AMOUNT            MARKET VALUE     % NET ASSETS
Electronic Data Systems Corp.                    65,742            $  1,358,888          0.10%
First Data Corp.                                103,301            $  4,060,763          0.29%
Fiserv, Inc.(a)                                  24,656            $    981,309          0.07%
Paychex, Inc.                                    46,104            $  1,513,134          0.11%
Sabre Holdings Corp. Class A                     17,002            $    372,005          0.03%
SunGard Data Systems, Inc.(a)                    36,667            $  1,265,011          0.09%
Unisys Corp.(a)                                  42,654            $    301,138          0.02%
                                                                   ------------          ----
TOTAL IT SERVICES                                                  $ 15,438,745          1.10%
                                                                   ------------          ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                  12,301            $    576,301          0.04%
Eastman Kodak Co.                                36,622            $  1,192,047          0.08%
Hasbro, Inc.                                     21,569            $    441,087          0.03%
Mattel, Inc.                                     52,990            $  1,131,337          0.08%
                                                                   ------------          ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                 $  3,340,772          0.23%
                                                                   ------------          ----

MACHINERY
Caterpillar, Inc.                                43,700            $  3,995,927          0.28%
Cummins, Inc.                                     5,557            $    390,936          0.03%
Danaher Corp.                                    35,210            $  1,880,565          0.13%
Deere & Co.                                      31,525            $  2,116,274          0.15%
Dover Corp.                                      25,916            $    979,367          0.07%
Eaton Corp.                                      19,412            $  1,269,542          0.09%
Illinois Tool Works, Inc.                        35,117            $  3,144,025          0.22%
Ingersoll-Rand Co. Class A                       22,124            $  1,762,176          0.12%
ITT Industries, Inc.                             11,729            $  1,058,425          0.07%
Navistar International Corp.(a)                   8,524            $    310,273          0.02%
PACCAR, Inc.                                     22,211            $  1,607,855          0.11%
Pall Corp.                                       15,829            $    429,284          0.03%
Parker-Hannifin Corp.                            15,311            $    932,747          0.07%
                                                                   ------------          ----
TOTAL MACHINERY                                                    $ 19,877,396          1.39%
                                                                   ------------          ----

MEDIA
Clear Channel Communications, Inc.               67,494            $  2,326,519          0.16%
Comcast Corp. Class A (a)                       282,632            $  9,547,313          0.67%
Dow Jones & Co., Inc.                             9,483            $    354,380          0.02%
Gannett Co., Inc.                                32,163            $  2,543,448          0.18%
Interpublic Group of Cos., Inc. (The)(a)         53,877            $    661,611          0.05%
Knight-Ridder, Inc.                               9,668            $    650,172          0.05%

                                        SHARES / PRINCIPAL
                                              AMOUNT          MARKET VALUE    % NET ASSETS
McGraw-Hill Cos., Inc. (The)                 24,325           $  2,122,357        0.15%
Meredith Corp.                                5,966           $    278,911        0.02%
New York Times Co. (The)                     18,616           $    680,973        0.05%
News Corp. Ltd. (The) Class A               368,629           $  6,237,202        0.44%
Omnicom Group, Inc.                          23,693           $  2,097,304        0.15%
Time Warner, Inc.(a)                        588,688           $ 10,331,475        0.73%
Tribune Co.                                  38,175           $  1,522,036        0.11%
Univision Communications, Inc.(a)            38,206           $  1,057,924        0.07%
Viacom, Inc. Class B                        218,407           $  7,607,111        0.53%
Walt Disney Co. (The)                       262,277           $  7,535,218        0.53%
                                                              ------------        ----
TOTAL MEDIA                                                   $ 55,553,954        3.91%
                                                              ------------        ----

METALS & MINING
Alcoa, Inc.                                 111,171           $  3,378,486        0.24%
Allegheny Technologies, Inc.                 11,551           $    278,494        0.02%
Freeport-McMoRan Copper & Gold, Inc.         22,778           $    902,237        0.06%
Newmont Mining Corp.                         56,504           $  2,387,294        0.17%
Nucor Corp.                                  20,304           $  1,168,697        0.08%
Phelps Dodge Corp.                           12,252           $  1,246,396        0.09%
United States Steel Corp.                    14,490           $    736,817        0.05%
                                                              ------------        ----
TOTAL METALS & MINING                                         $ 10,098,421        0.71%
                                                              ------------        ----

MULTILINE RETAIL
Big Lots, Inc.(a)                            14,448           $    173,665        0.01%
Dillard's, Inc.                               9,545           $    256,761        0.02%
Dollar General Corp.                         39,505           $    865,554        0.06%
Family Dollar Stores, Inc.                   21,368           $    648,732        0.05%
Federated Department Stores, Inc.            21,587           $  1,373,797        0.10%
J.C. Penney Co., Inc. Holding Co.            36,357           $  1,887,654        0.13%
Kohl's Corp.(a)                              42,085           $  2,172,848        0.15%
May Department Stores Co.                    37,191           $  1,376,810        0.10%
Nordstrom, Inc.                              16,109           $    892,115        0.06%
Sears Holdings Corp.                          8,340           $  1,110,659        0.08%
Target Corp.                                114,536           $  5,729,093        0.40%
                                                              ------------        ----
TOTAL MULTILINE RETAIL                                        $ 16,487,688        1.16%
                                                              ------------        ----

                                             SHARES / PRINCIPAL
                                                   AMOUNT            MARKET VALUE      % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)(a)                                 82,182            $  1,346,140          0.09%
Calpine Corp.(a)                                   68,055            $    190,555          0.01%
Constellation Energy Group, Inc.                   22,496            $  1,163,043          0.08%
Duke Energy Corp.                                 120,505            $  3,375,348          0.24%
Dynegy, Inc. Class A (a)                           43,651            $    170,676          0.01%
El Paso Corp.                                      81,916            $    866,673          0.06%
Williams Cos., Inc. (The)                          72,023            $  1,354,754          0.10%
                                                                     ------------          ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                            $  8,467,189          0.59%
                                                                     ------------          ----

OFFICE ELECTRONICS
Xerox Corp.(a)                                    121,818            $  1,845,541          0.13%
                                                                     ------------          ----
TOTAL OFFICE ELECTRONICS                                             $  1,845,541          0.13%
                                                                     ------------          ----

OIL & GAS
Amerada Hess Corp.                                 11,030            $  1,061,196          0.07%
Anadarko Petroleum Corp.                           30,686            $  2,335,205          0.16%
Apache Corp.                                       41,646            $  2,549,982          0.18%
Ashland, Inc.                                       8,503            $    573,699          0.04%
Burlington Resources, Inc.                         49,669            $  2,486,926          0.17%
ChevronTexaco Corp.                               269,013            $ 15,686,148          1.10%
ConocoPhillips                                     88,994            $  9,597,111          0.67%
Devon Energy Corp.                                 61,330            $  2,928,507          0.21%
EOG Resources, Inc.                                30,363            $  1,479,892          0.10%
ExxonMobil Corp.                                  816,497            $ 48,663,217          3.42%
Kerr-McGee Corp.                                   20,705            $  1,621,821          0.11%
Marathon Oil Corp.                                 44,165            $  2,072,221          0.15%
Occidental Petroleum Corp.                         50,515            $  3,595,152          0.25%
Sunoco, Inc.                                        8,815            $    912,531          0.06%
Unocal Corp.                                       34,620            $  2,135,710          0.15%
Valero Energy Corp.                                32,739            $  2,398,786          0.17%
XTO Energy, Inc.                                   44,469            $  1,460,362          0.10%
                                                                     ------------          ----
TOTAL OIL & GAS                                                      $101,558,466          7.11%
                                                                     ------------          ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                              33,022            $  1,171,950          0.08%
International Paper Co.                            62,298            $  2,291,944          0.16%
Louisiana-Pacific Corp.                            14,052            $    353,267          0.02%
MeadWestvaco Corp.                                 25,762            $    819,746          0.06%
Weyerhaeuser Co.                                   30,895            $  2,116,309          0.15%
                                                                     ------------          ----
TOTAL PAPER & FOREST PRODUCTS                                        $  6,753,216          0.47%
                                                                     ------------          ----

                                         SHARES / PRINCIPAL
                                              AMOUNT           MARKET VALUE    % NET ASSETS
PERSONAL PRODUCTS
Alberto-Culver Co.                            10,986           $    525,789        0.04%
Avon Products, Inc.                           60,071           $  2,579,450        0.18%
Gillette Co. (The)                           126,505           $  6,385,973        0.45%
                                                               ------------        ----
TOTAL PERSONAL PRODUCTS                                        $  9,491,212        0.67%
                                                               ------------        ----

PHARMACEUTICALS
Abbott Laboratories                          198,805           $  9,268,288        0.65%
Allergan, Inc.                                16,802           $  1,167,235        0.08%
Bristol-Myers Squibb Co.                     249,017           $  6,339,973        0.45%
Forest Laboratories, Inc.(a)                  45,479           $  1,680,449        0.12%
Johnson & Johnson                            380,299           $ 25,540,878        1.80%
King Pharmaceuticals, Inc.(a)                 30,792           $    255,882        0.02%
Lilly (Eli) & Co.                            144,870           $  7,547,726        0.53%
Merck & Co., Inc.                            282,370           $  9,140,316        0.64%
Mylan Laboratories, Inc.                      34,262           $    607,123        0.04%
Pfizer, Inc.                                 954,029           $ 25,062,342        1.76%
Schering-Plough Corp.                        188,163           $  3,415,157        0.24%
Watson Pharmaceuticals, Inc.(a)               13,863           $    426,011        0.03%
Wyeth                                        170,355           $  7,185,574        0.51%
                                                               ------------        ----
TOTAL PHARMACEUTICALS                                          $ 97,636,954        6.87%
                                                               ------------        ----

REAL ESTATE
Apartment Investment & Management Co.         12,154           $    452,129        0.03%
Archstone-Smith Trust                         25,303           $    863,085        0.06%
Equity Office Properties Trust                51,268           $  1,544,706        0.11%
Equity Residential                            35,886           $  1,155,888        0.08%
Plum Creek Timber Co., Inc.                   23,417           $    835,987        0.06%
ProLogis                                      23,309           $    864,764        0.06%
Simon Property Group, Inc.                    28,170           $  1,706,538        0.12%
                                                               ------------        ----
TOTAL REAL ESTATE                                              $  7,423,097        0.52%
                                                               ------------        ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.            48,499           $  2,615,553        0.18%
CSX Corp.                                     27,417           $  1,141,918        0.08%
Norfolk Southern Corp.                        50,790           $  1,881,769        0.13%
Union Pacific Corp.                           33,172           $  2,312,087        0.16%
                                                               ------------        ----
TOTAL ROAD & RAIL                                              $  7,951,327        0.55%
                                                               ------------        ----

                                                  SHARES / PRINCIPAL
                                                       AMOUNT            MARKET VALUE     % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc.(a)                        49,857            $    803,696         0.06%
Altera Corp.(a)                                        47,407            $    937,710         0.07%
Analog Devices, Inc.                                   47,724            $  1,724,745         0.12%
Applied Materials, Inc.(a)                            214,099            $  3,479,109         0.24%
Applied Micro Circuits Corp.(a)                        39,497            $    129,945         0.01%
Broadcom Corp.(a)                                      37,213            $  1,113,413         0.08%
Freescale Semiconductor, Inc.(a)                       50,706            $    874,680         0.06%
Intel Corp.                                           796,300            $ 18,498,050         1.30%
KLA-Tencor Corp.(a)                                    25,000            $  1,150,250         0.08%
Linear Technology Corp.                                39,123            $  1,498,803         0.11%
LSI Logic Corp. (a)                                    48,762            $    272,580         0.02%
Maxim Integrated Products, Inc.                        41,560            $  1,698,558         0.12%
Micron Technology, Inc.(a)                             78,096            $    807,514         0.06%
National Semiconductor Corp.                           45,347            $    934,602         0.07%
Novellus Systems, Inc.(a)                              17,931            $    479,296         0.03%
NVIDIA Corp.(a)                                        21,167            $    502,928         0.04%
PMC-Sierra, Inc.(a)                                    22,499            $    197,992         0.01%
Teradyne, Inc.(a)                                      24,529            $    358,123         0.03%
Texas Instruments, Inc.                               220,048            $  5,609,024         0.39%
Xilinx, Inc.                                           44,295            $  1,294,743         0.09%
                                                                         ------------         ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                           $ 42,365,761         2.99%
                                                                         ------------         ----

SOFTWARE
Adobe Systems, Inc.                                    30,859            $  2,072,799         0.15%
Autodesk, Inc.                                         28,982            $    862,504         0.06%
BMC Software, Inc.(a)                                  28,317            $    424,755         0.03%
Citrix Systems, Inc.(a)                                21,337            $    508,247         0.04%
Computer Associates International, Inc.                68,207            $  1,848,410         0.13%
Compuware Corp.(a)                                     49,273            $    354,766         0.02%
Electronic Arts, Inc.(a)                               39,416            $  2,040,960         0.14%
Intuit, Inc.(a)                                        23,880            $  1,045,228         0.07%
Mercury Interactive Corp.(a)                           10,748            $    509,240         0.04%
Microsoft Corp. (c)                                 1,293,888            $ 31,273,270         2.20%
Novell, Inc.(a)                                        48,582            $    289,549         0.02%
Oracle Corp.(a)                                       575,578            $  7,183,213         0.50%
Parametric Technology Corp.(a)                         34,422            $    192,419         0.01%
Siebel Systems, Inc.(a)                                65,205            $    595,322         0.04%
Symantec Corp.(a)                                      90,374            $  1,927,678         0.14%
VERITAS Software Corp.(a)                              53,772            $  1,248,587         0.09%
                                                                         ------------         ----
TOTAL SOFTWARE                                                           $ 52,376,947         3.68%
                                                                         ------------         ----

                                          SHARES  / PRINCIPAL
                                               AMOUNT            MARKET VALUE    % NET ASSETS
SPECIALTY RETAIL
AutoNation, Inc.(a)                            30,203            $    572,045         0.04%
AutoZone, Inc.(a)                               8,647            $    741,048         0.05%
Bed Bath & Beyond, Inc.(a)                     38,484            $  1,406,204         0.10%
Best Buy Co., Inc.                             38,143            $  2,060,104         0.14%
Circuit City Stores, Inc.                      24,688            $    396,243         0.03%
Gap, Inc. (The)                                94,341            $  2,060,407         0.14%
Home Depot, Inc. (The)                        280,841            $ 10,739,358         0.75%
Limited Brands, Inc.                           49,561            $  1,204,332         0.08%
Lowe's Cos., Inc.                              98,559            $  5,626,733         0.40%
Office Depot, Inc.(a)                          39,799            $    882,742         0.06%
OfficeMax, Inc.                                11,907            $    398,887         0.03%
RadioShack Corp.                               20,209            $    495,121         0.03%
Sherwin-Williams Co. (The)                     16,727            $    735,820         0.05%
Staples, Inc.                                  63,301            $  1,989,551         0.14%
Tiffany & Co.                                  18,541            $    640,036         0.04%
TJX Cos., Inc. (The)                           61,385            $  1,511,913         0.11%
Toys "R" Us, Inc.(a)                           27,391            $    705,594         0.05%
                                                                 ------------         ----
TOTAL SPECIALTY RETAIL                                           $ 32,166,138         2.24%
                                                                 ------------         ----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc.(a)                                 24,275            $  1,374,693         0.10%
Jones Apparel Group, Inc.                      15,608            $    522,711         0.04%
Liz Claiborne, Inc.                            13,827            $    554,877         0.04%
NIKE, Inc.                                     29,422            $  2,451,146         0.17%
Reebok International Ltd.                       7,261            $    321,664         0.02%
V.F. Corp.                                     13,061            $    772,426         0.05%
                                                                 ------------         ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           $  5,997,517         0.42%
                                                                 ------------         ----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                    74,353            $  2,413,500         0.17%
Federal Home Loan Mortgage Corp.               87,841            $  5,551,551         0.39%
Federal National Mortgage Association         123,532            $  6,726,319         0.47%
Golden West Financial Corp.                    36,152            $  2,187,196         0.15%
MGIC Investment Corp.                          12,404            $    764,956         0.05%
Sovereign Bancorp, Inc.                        47,753            $  1,058,206         0.07%
Washington Mutual, Inc.                       111,435            $  4,401,681         0.31%
                                                                 ------------         ----
TOTAL THRIFTS & MORTGAGE FINANCE                                 $ 23,103,409         1.61%
                                                                 ------------         ----

                                             SHARES / PRINCIPAL
                                                    AMOUNT          MARKET VALUE     % NET ASSETS
TOBACCO
Altria Group, Inc.                                  264,533        $   17,297,813         1.22%
Reynolds American, Inc.                              14,843        $    1,196,197         0.08%
UST, Inc.                                            21,194        $    1,095,729         0.08%
                                                                   --------------        -----
TOTAL TOBACCO                                                      $   19,589,739         1.38%
                                                                   --------------        -----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                10,914        $      679,615         0.05%
                                                                   --------------        -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                             $      679,615         0.05%
                                                                   --------------        -----

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc.(a)                      144,334        $    4,101,973         0.29%
                                                                   --------------        -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          $    4,101,973         0.29%
                                                                   --------------        -----
TOTAL COMMON STOCK                                                 $1,382,474,118        97.14%(d)
                                                                   --------------        -----

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
7-Eleven, Inc.                               $    2,400,000        $    2,398,716         0.17%
  2.75%, due 4/8/05 (c)
7-Eleven, Inc.                               $      400,000        $      399,784         0.03%
  2.77%, due 4/8/05 (c)
Caterpillar Financial Services Corp.         $   25,000,000        $   24,992,658         1.76%
  2.64%, due 4/5/05 (c)
Dealers Capital Access Trust                 $      500,000        $      499,844         0.04%
  2.80%, due 4/5/05 (c)
                                                                   --------------        -----
TOTAL COMMERCIAL PAPER                                             $   28,291,002         2.00%
                                                                   --------------        -----

U.S. TREASURY BILLS
United States Treasury Bill                  $    2,700,000        $    2,695,183         0.19%
  2.37%, due 4/28/05 (c)
United States Treasury Bill                  $    7,800,000        $    7,781,770         0.55%
  2.38%, due 5/5/05 (c)
                                                                   --------------        -----
TOTAL U.S. TREASURY BILLS                                          $   10,476,953         0.74%
                                                                   --------------        -----
TOTAL SHORT-TERM INVESTMENTS                                       $   38,767,955         2.74%
                                                                   --------------        -----

                                          SHARES / PRINCIPAL
                                                AMOUNT            MARKET VALUE         % NET ASSETS
TOTAL INVESTMENTS
                                                                ----------------          ------
  (Cost $1,229,307,327) (e)                                     $  1,421,242,073(f)        99.88%
Cash and Other Assets Less Liabilities                          $      1,381,019            0.12%
                                                                ----------------          ------
NET ASSETS                                                      $  1,422,623,092          100.00%
                                                                ================          ======

FUTURES CONTRACTS (0.1%)

                                           CONTRACTS                UNREALIZED
                                              LONG          APPRECIATION/DEPRECIATION(g)
                                         --------------    -----------------------------
Standard & Poor's 500 Index
  June 2005                                        128            $   (1,147,993)
  Mini June 2005                                    22                     2,383
                                                                  --------------

Total Futures Contracts
  (Settlement Value
  $39,187,090) (d)                                                $   (1,145,610)
                                                                  ==============

---------------------------------
(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   Segregated or designated as collateral for futures contracts.

(d) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

(e)   The cost for federal income tax purposes is $1,242,876,103.

(f) At March 31, 2005, net unrealized appreciation was $178,365,970 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $356,962,596, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $178,596,626.

(g) Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2005.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                        SHARES / PRINCIPAL
                                              AMOUNT        MARKET VALUE    % NET ASSETS
MAINSTAY VP TOTAL RETURN PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
L-3 Communications Holdings, Inc.             43,500         $ 3,089,370       0.58%
Northrop Grumman Corp.                        59,000         $ 3,184,820       0.60%
Raytheon Co.                                  49,100         $ 1,900,170       0.36%
United Technologies Corp.                     35,900         $ 3,649,594       0.69%
                                                             -----------       ----
TOTAL AEROSPACE & DEFENSE                                    $11,823,954       2.23%
                                                             -----------       ----
AIR FREIGHT & LOGISTICS
FedEx Corp.                                   36,800         $ 3,457,360       0.65%
                                                             -----------       ----
TOTAL AIR FREIGHT & LOGISTICS                                $ 3,457,360       0.65%
                                                             -----------       ----
AUTOMOBILES
Harley-Davidson, Inc.                         53,900         $ 3,113,264       0.59%
                                                             -----------       ----
TOTAL AUTOMOBILES                                            $ 3,113,264       0.59%
                                                             -----------       ----
BEVERAGES
Molson Coors Brewing Co. Class B              13,100         $ 1,010,927       0.19%
PepsiCo, Inc.                                 28,100         $ 1,490,143       0.28%
                                                             -----------       ----
TOTAL BEVERAGES                                              $ 2,501,070       0.47%
                                                             -----------       ----
BIOTECHNOLOGY
Amgen, Inc. (a)                               54,600         $ 3,178,266       0.60%
Genentech, Inc. (a)                           43,600         $ 2,468,196       0.47%
Gilead Sciences, Inc. (a)                     61,800         $ 2,212,440       0.42%
                                                             -----------       ----
TOTAL BIOTECHNOLOGY                                          $ 7,858,902       1.49%
                                                             -----------       ----
BUILDING PRODUCTS
American Standard Cos., Inc. (a)              76,200         $ 3,541,776       0.67%
                                                             -----------       ----
TOTAL BUILDING PRODUCTS                                      $ 3,541,776       0.67%
                                                             -----------       ----

                                            SHARES / PRINCIPAL
                                                  AMOUNT         MARKET VALUE        % NET ASSETS
CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                    30,200         $ 3,321,698            0.63%
Merrill Lynch & Co., Inc.                          49,800         $ 2,818,680            0.53%
Morgan Stanley                                     56,600         $ 3,240,350            0.61%
State Street Corp.                                 56,600         $ 2,474,552            0.47%
                                                                  -----------            ----
TOTAL CAPITAL MARKETS                                             $11,855,280            2.24%
                                                                  -----------            ----
CHEMICALS
Air Products & Chemicals, Inc.                     26,000         $ 1,645,540            0.31%
Praxair, Inc.                                      80,200         $ 3,838,372            0.72%
                                                                  -----------            ----
TOTAL CHEMICALS                                                   $ 5,483,912            1.03%
                                                                  -----------            ----
COMMERCIAL BANKS
Bank of America Corp.                             128,800         $ 5,680,080            1.07%
PNC Financial Services Group, Inc. (The)           35,000         $ 1,801,800            0.34%
U.S. Bancorp                                      103,100         $ 2,971,342            0.56%
Wachovia Corp.                                     55,400         $ 2,820,414            0.53%
                                                                  -----------            ----
TOTAL COMMERCIAL BANKS                                            $13,273,636            2.50%
                                                                  -----------            ----
COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                     122,800         $ 2,522,312            0.48%
                                                                  -----------            ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                              $ 2,522,312            0.48%
                                                                  -----------            ----
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc. (a)                     316,400         $   870,100            0.16%
Motorola, Inc.                                    208,600         $ 3,122,742            0.59%
Nokia Corp. (h)                                   244,600         $ 3,774,178            0.71%
QUALCOMM, Inc.                                     65,300         $ 2,393,245            0.45%
                                                                  -----------            ----
TOTAL COMMUNICATIONS EQUIPMENT                                    $10,160,265            1.91%
                                                                  -----------            ----
COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                           22,800         $   950,076            0.18%
Dell, Inc. (a)                                     90,600         $ 3,480,852            0.66%
Hewlett-Packard Co.                                70,400         $ 1,544,576            0.29%
International Business Machines Corp.              66,500         $ 6,076,770            1.15%
                                                                  -----------            ----
TOTAL COMPUTERS & PERIPHERALS                                     $12,052,274            2.28%
                                                                  -----------            ----
CONSUMER FINANCE
American Express Co.                               67,000         $ 3,441,790            0.65%
Capital One Financial Corp.                        42,800         $ 3,200,156            0.60%
                                                                  -----------            ----
TOTAL CONSUMER FINANCE                                            $ 6,641,946            1.25%
                                                                  -----------            ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE          % NET ASSETS
CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)                              114,800         $ 2,886,072              0.55%
                                                                      -----------              ----
TOTAL CONTAINERS & PACKAGING                                          $ 2,886,072              0.55%
                                                                      -----------              ----
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                       156,233         $ 7,021,111              1.33%
JPMorgan Chase & Co.                                  107,484         $ 3,718,947              0.70%
PHH Corp. (a)                                           6,140         $   134,282              0.03%
                                                                      -----------              ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                  $10,874,340              2.06%
                                                                      -----------              ----
DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                           38,100         $ 2,089,785              0.39%
BellSouth Corp.                                        82,800         $ 2,176,812              0.41%
SBC Communications, Inc.                               85,000         $ 2,013,650              0.38%
Sprint Corp.                                          224,100         $ 5,098,275              0.96%
Verizon Communications, Inc.                           86,300         $ 3,063,650              0.58%
                                                                      -----------              ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          $14,442,172              2.72%
                                                                      -----------              ----
ELECTRIC UTILITIES
DTE Energy Co.                                         28,900         $ 1,314,372              0.25%
FirstEnergy Corp.                                      30,200         $ 1,266,890              0.24%
                                                                      -----------              ----
TOTAL ELECTRIC UTILITIES                                              $ 2,581,262              0.49%
                                                                      -----------              ----
ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                     59,700         $ 2,656,053              0.50%
BJ Services Co.                                        54,400         $ 2,822,272              0.53%
ENSCO International, Inc.                             145,200         $ 5,468,232              1.03%
Pride International, Inc. (a)                         220,600         $ 5,479,704              1.03%
Rowan Cos., Inc. (a)                                  223,600         $ 6,692,348              1.26%
Transocean, Inc. (a)                                  160,500         $ 8,259,330              1.56%
Weatherford International Ltd. (a)                     53,600         $ 3,105,584              0.59%
                                                                      -----------              ----
TOTAL ENERGY EQUIPMENT & SERVICES                                     $34,483,523              6.50%
                                                                      -----------              ----
FOOD & STAPLES RETAILING
CVS Corp.                                              54,500         $ 2,867,790              0.54%
Kroger Co. (The) (a)                                  158,200         $ 2,535,946              0.48%
Walgreen Co.                                           66,600         $ 2,958,372              0.56%
                                                                      -----------              ----
TOTAL FOOD & STAPLES RETAILING                                        $ 8,362,108              1.58%
                                                                      -----------              ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE         % NET ASSETS
FOOD PRODUCTS
Cadbury Schwppes PLC (h)                               80,300         $ 3,268,210              0.62%
General Mills, Inc.                                    82,100         $ 4,035,215              0.76%
Kraft Foods, Inc.                                      56,200         $ 1,857,410              0.35%
                                                                      -----------              ----
TOTAL FOOD PRODUCTS                                                   $ 9,160,835              1.73%
                                                                      -----------              ----
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                            80,000         $ 2,343,200              0.44%
Fisher Scientific International, Inc. (a)              51,600         $ 2,937,072              0.55%
                                                                      -----------              ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                $ 5,280,272              0.99%
                                                                      -----------              ----
HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                  97,300         $ 3,870,594              0.73%
HCA, Inc.                                              57,100         $ 3,058,847              0.58%
Quest Diagnostics, Inc.                                30,700         $ 3,227,491              0.61%
UnitedHealth Group, Inc.                               59,600         $ 5,684,648              1.07%
Universal Health Services, Inc. Class B                54,700         $ 2,866,280              0.54%
WellPoint, Inc. (a)                                    33,700         $ 4,224,295              0.80%
                                                                      -----------              ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                $22,932,155              4.33%
                                                                      -----------              ----
HOUSEHOLD DURABLES
Centex Corp.                                           52,000         $ 2,978,040              0.56%
D.R. Horton, Inc.                                     116,933         $ 3,419,121              0.65%
Harman International Industries, Inc.                  25,100         $ 2,220,346              0.42%
Lennar Corp.                                           62,700         $ 3,553,836              0.67%
                                                                      -----------              ----
TOTAL HOUSEHOLD DURABLES                                              $12,171,343              2.30%
                                                                      -----------              ----
HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                   59,100         $ 3,884,643              0.73%
                                                                      -----------              ----
TOTAL HOUSEHOLD PRODUCTS                                              $ 3,884,643              0.73%
                                                                      -----------              ----
INDUSTRIAL CONGLOMERATES
3M Co.                                                 37,500         $ 3,213,375              0.61%
General Electric Co.                                   99,900         $ 3,602,394              0.68%
                                                                      -----------              ----
TOTAL INDUSTRIAL CONGLOMERATES                                        $ 6,815,769              1.29%
                                                                      -----------              ----
INSURANCE
AFLAC, Inc.                                            38,600         $ 1,438,236              0.27%
Allstate Corp. (The)                                   54,500         $ 2,946,270              0.56%
American International Group, Inc.                     15,100         $   836,691              0.16%
Hartford Financial Services Group, Inc. (The)          35,200         $ 2,413,312              0.46%
Prudential Financial, Inc.                             41,900         $ 2,405,060              0.45%
St. Paul Travelers Cos., Inc. (The)                    75,500         $ 2,773,115              0.52%
                                                                      -----------              ----
TOTAL INSURANCE                                                       $12,812,684              2.42%
                                                                      -----------              ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE          % NET ASSETS
INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                         33,200         $ 1,237,032              0.23%
                                                                      -----------              ----
TOTAL INTERNET & CATALOG RETAIL                                       $ 1,237,032              0.23%
                                                                      -----------              ----
IT SERVICES
Accenture Ltd. Class A (a)                             68,900         $ 1,663,935              0.31%
Computer Sciences Corp. (a)                            71,300         $ 3,269,105              0.62%
                                                                      -----------              ----
TOTAL IT SERVICES                                                     $ 4,933,040              0.93%
                                                                      -----------              ----
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                        41,200         $ 1,930,220              0.36%
Mattel, Inc.                                           79,800         $ 1,703,730              0.32%
                                                                      -----------              ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                    $ 3,633,950              0.68%
                                                                      -----------              ----
MACHINERY
Danaher Corp.                                          65,900         $ 3,519,719              0.66%
Illinois Tool Works, Inc.                              37,600         $ 3,366,328              0.64%
Navistar International Corp. (a)                       48,571         $ 1,767,984              0.33%
                                                                      -----------              ----
TOTAL MACHINERY                                                       $ 8,654,031              1.63%
                                                                      -----------              ----
MEDIA
Omnicom Group, Inc. (a)(e)                             35,000         $ 3,098,200              0.59%
Time Warner, Inc. (a)                                 137,300         $ 2,409,615              0.46%
                                                                      -----------              ----
TOTAL MEDIA                                                           $ 5,507,815              1.05%
                                                                      -----------              ----
METALS & MINING
Alcoa, Inc.                                           103,500         $ 3,145,365              0.59%
Inco Ltd.                                              13,800         $   549,240              0.10%
Peabody Energy Corp.                                   35,400         $ 1,641,144              0.31%
                                                                      -----------              ----
TOTAL METALS & MINING                                                 $ 5,335,749              1.00%
                                                                      -----------              ----
MULTILINE RETAIL
Kohl's Corp. (a)                                       62,600         $ 3,232,038              0.61%
Target Corp.                                           67,500         $ 3,376,350              0.64%
                                                                      -----------              ----
TOTAL MULTILINE RETAIL                                                $ 6,608,388              1.25%
                                                                      -----------              ----
MULTI-UTILITIES & UNREGULATED POWER
Energy East Corp.                                      82,100         $ 2,152,662              0.41%
                                                                      -----------              ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                             $ 2,152,662              0.41%
                                                                      -----------              ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE          % NET ASSETS
OIL & GAS
ChevronTexaco Corp.                                    72,200         $ 4,209,982              0.80%
ConocoPhillips                                         21,500         $ 2,318,560              0.44%
ExxonMobil Corp.                                       74,400         $ 4,434,240              0.84%
Kerr-McGee Corp.                                       27,200         $ 2,130,576              0.40%
Unocal Corp.                                           25,000         $ 1,542,250              0.29%
                                                                      -----------              ----
TOTAL OIL & GAS                                                       $14,635,608              2.77%
                                                                      -----------              ----
PAPER & FOREST PRODUCTS
Bowater, Inc.                                          46,600         $ 1,755,422              0.33%
                                                                      -----------              ----
TOTAL PAPER & FOREST PRODUCTS                                         $ 1,755,422              0.33%
                                                                      -----------              ----

PHARMACEUTICALS
Bristol-Myers Squibb Co. (e)                          126,600         $ 3,223,236              0.61%
Johnson & Johnson                                      56,300         $ 3,781,108              0.71%
Pfizer, Inc.                                          286,600         $ 7,528,982              1.42%
Teva Pharmaceutical Industries Ltd. (h)                91,200         $ 2,827,200              0.53%
                                                                      -----------              ----
TOTAL PHARMACEUTICALS                                                 $17,360,526              3.27%
                                                                      -----------              ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices, Inc.                                   39,000         $ 1,409,460              0.27%
Applied Materials, Inc.                                82,300         $ 1,337,375              0.25%
Intel Corp.                                            81,600         $ 1,895,568              0.36%
KLA-Tencor Corp.                                       33,600         $ 1,545,936              0.29%
Maxim Integrated Products, Inc.                        30,300         $ 1,238,361              0.23%
Texas Instruments, Inc.                               130,200         $ 3,318,798              0.63%
                                                                      -----------              ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                        $10,745,498              2.03%
                                                                      -----------              ----
SOFTWARE
BMC Software, Inc. (a)                                114,200         $ 1,713,000              0.32%
Microsoft Corp.                                        86,000         $ 2,078,620              0.39%
Oracle Corp. (a)                                      112,620         $ 1,405,498              0.27%
Symantec Corp. (a)                                    134,800         $ 2,875,284              0.54%
VERITAS Software Corp. (a)                             38,900         $   903,258              0.17%
                                                                      -----------              ----
TOTAL SOFTWARE                                                        $ 8,975,660              1.69%
                                                                      -----------              ----

                                                     SHARES / PRINCIPAL
                                                           AMOUNT         MARKET VALUE          % NET ASSETS
SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a)                                   82,100      $  2,999,934               0.57%
Best Buy Co., Inc.                                            49,700      $  2,684,297               0.51%
Gap, Inc. (The)                                              174,700      $  3,815,448               0.72%
Lowe's Cos., Inc.                                             60,300      $  3,442,527               0.65%
TJX Cos., Inc. (The)                                         126,200      $  3,108,306               0.59%
                                                                          ------------              -----
TOTAL SPECIALTY RETAIL                                                    $ 16,050,512               3.04%
                                                                          ------------              -----
TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                               66,000      $  3,737,580               0.71%
NIKE, Inc.                                                    39,800      $  3,315,738               0.63%
                                                                          ------------              -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                    $  7,053,318               1.34%
                                                                          ------------              -----
THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                         59,000      $  2,242,590               0.42%
Washington Mutual, Inc.                                       50,600      $  1,998,700               0.38%
                                                                          ------------              -----
TOTAL THRIFTS & MORTGAGE FINANCE                                          $  4,241,290               0.80%
                                                                          ------------              -----
TOTAL COMMON STOCK                                                        $359,853,630              67.93%
                                                                          ------------              -----
CONVERTIBLE BOND
BIOTECHNOLOGY
Amgen, Inc.                                             $     80,000      $     58,601               0.01%
  0.00%, due 3/1/32
                                                                          ------------              -----
TOTAL BIOTECHNOLOGY                                                       $     58,601               0.01%
                                                                          ------------              -----
HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings                    $     30,000      $     22,650               0.00%
  0.00%, due 9/11/21
                                                                          ------------              -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    $     22,650               0.00%
                                                                          ------------              -----
TOTAL CONVERTIBLE BOND                                                    $     81,251               0.01%
                                                                          ------------              -----
CONVERTIBLE PREFERRED STOCK
HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (i)                                            4,900      $     88,200               0.02%
                                                                          ------------              -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    $     88,200               0.02%
                                                                          ------------              -----
PHARMACEUTICALS
Goldman Sachs Group, Inc. (The) 2.875% Series BSKT            40,000      $  4,079,360               0.77%
                                                                          ------------              -----
TOTAL PHARMACEUTICALS                                                     $  4,079,360               0.77%
                                                                          ------------              -----
TOTAL CONVERTIBLE PREFERRED STOCK                                         $  4,167,560               0.79%
                                                                          ------------              -----

                                                             SHARES / PRINCIPAL
                                                                  AMOUNT         MARKET VALUE        % NET ASSETS
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3                   $  413,577       $  411,873             0.08%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2004-1 Class A2          $1,650,000       $1,595,746             0.30%
  2.53%, due 11/15/11
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3       $1,390,000       $1,376,249             0.26%
  2.27%, due 10/22/07
                                                                                  ----------             ----
TOTAL CONSUMER FINANCE                                                            $3,383,868             0.64%
                                                                                  ----------             ----
CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1
  Class                                                          $  850,000       $  877,080             0.17%
  5.55%, due 10/20/23
                                                                                  ----------             ----
TOTAL CONSUMER LOANS                                                              $  877,080             0.17%
                                                                                  ----------             ----
DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A                   $  480,000       $  488,124             0.09%
  5.30%, due 6/15/09
                                                                                  ----------             ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                              $  488,124             0.09%
                                                                                  ----------             ----
MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC Series 2002-1
  Class                                                          $1,150,678       $1,158,743             0.22%
  4.58%, due 2/1/08
                                                                                  ----------             ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                         $1,158,743             0.22%
                                                                                  ----------             ----
THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4              $  165,445       $  167,022             0.03%
  6.545%, due 4/7/18
                                                                                  ----------             ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                  $  167,022             0.03%
                                                                                  ----------             ----
TOTAL CORPORATE ASSET-BACKED                                                      $6,074,837             1.15%
                                                                                  ----------             ----
CORPORATE BONDS
AEROSPACE & DEFENSE
Sequa Corp.                                                      $  115,000       $  123,050             0.02%
  9.00%, due 8/1/09
Sequa Corp. Series B                                             $  340,000       $  357,000             0.07%
  8.875%, due 4/1/08
                                                                                  ----------             ----
TOTAL AEROSPACE & DEFENSE                                                         $  480,050             0.09%
                                                                                  ----------             ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT        MARKET VALUE        % NET ASSETS
AIRLINES
Delta Air Lines, Inc.                             $  375,000       $  118,125             0.02%
  8.30%, due 12/15/29
Southwest Airlines Co.                            $  810,000       $  780,691             0.15%
  5.25%, due 10/1/14
                                                                   ----------             ----
TOTAL AIRLINES                                                     $  898,816             0.17%
                                                                   ----------             ----
AUTO COMPONENTS
Collins & Aikman Products                         $  150,000       $   67,500             0.01%
  12.875%, due 8/15/12 (b)
Goodyear Tire & Rubber Co. (The)                  $  160,000       $  178,000             0.03%
  11.00%, due 3/1/11 (b)(e)(j)
Goodyear Tire & Rubber Co. (The)                  $  105,000       $  103,950             0.02%
  6.375%, due 3/15/08
                                                                   ----------             ----
TOTAL AUTO COMPONENTS                                              $  349,450             0.06%
                                                                   ----------             ----
AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.      $  125,000       $  129,997             0.02%
  6.50%, due 11/15/13
General Motors Corp.                              $  150,000       $  128,360             0.02%
  8.375%, due 7/15/33
                                                                   ----------             ----
TOTAL AUTOMOBILES                                                  $  258,357             0.04%
                                                                   ----------             ----
BEVERAGES
Bavaria S.A                                       $  240,000       $  261,600             0.05%
  8.875%, due 11/1/10 (b)
CIA Brasileira de Bebidas                         $1,355,000       $1,639,550             0.31%
  10.50%, due 12/15/11
Coca-Cola HBC Finance BV                          $  245,000       $  246,077             0.05%
  5.125%, due 9/17/13
                                                                   ----------             ----
TOTAL BEVERAGES                                                    $2,147,227             0.41%
                                                                   ----------             ----
BUILDING PRODUCTS
Votorantim Overseas III                           $  100,000       $   98,000             0.02%
  7.875%, due 1/23/14 (b)
                                                                   ----------             ----
TOTAL BUILDING PRODUCTS                                            $   98,000             0.02%
                                                                   ----------             ----
CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                     $  580,000       $  572,511             0.11%
  4.00%, due 1/31/08

                                       SHARES / PRINCIPAL
                                            AMOUNT         MARKET VALUE     % NET ASSETS
Goldman Sachs Group, Inc. (The)            $  150,000       $  153,733          0.03%
  6.345%, due 2/15/34
Morgan Stanley                             $  435,000       $  424,795          0.08%
  3.625%, due 4/1/08
Morgan Stanley                             $  340,000       $  323,720          0.06%
  4.75%, due 4/1/14
                                                            ----------          ----
TOTAL CAPITAL MARKETS                                       $1,474,759          0.28%
                                                            ----------          ----
CHEMICALS
Acetex Corp.                               $  200,000       $  213,000          0.04%
  10.875%, due 8/1/09
Crompton Corp.                             $  120,000       $  137,400          0.03%
  9.875%, due 8/1/12
Equistar Chemicals, L.P.                   $  195,000       $  187,688          0.04%
  7.55%, due 2/15/26
Invista S.A.R.L                            $  260,000       $  286,000          0.05%
  9.25%, due 5/1/12 (b)
Lyondell Chemical Co.                      $   50,000       $   57,500          0.01%
  10.50%, due 6/1/13
Lyondell Chemical Co.                      $  175,000       $  187,250          0.04%
  9.50%, due 12/15/08
Millennium America, Inc.                   $  255,000       $  247,350          0.05%
  7.625%, due 11/15/26
Terra Capital, Inc.                        $  215,000       $  254,775          0.05%
  12.875%, due 10/15/08
Witco Corp.                                $   45,000       $   46,350          0.01%
  7.75%, due 4/1/23
                                                            ----------          ----
TOTAL CHEMICALS                                             $1,617,313          0.32%
                                                            ----------          ----
COMMERCIAL BANKS
BankBoston NA                              $  610,000       $  648,476          0.12%
  7.00%, due 9/15/07
UGS Corp.                                  $  100,000       $  110,500          0.02%
  10.00%, due 6/1/12 (b)
                                                            ----------          ----
TOTAL COMMERCIAL BANKS                                      $  758,976          0.14%
                                                            ----------          ----
COMMERCIAL SERVICES & SUPPLIES
Geo Sub Corp.                              $  120,000       $  123,000          0.02%
  11.00%, due 5/15/12
Hutchinson Whampoa International Ltd.      $  620,000       $  654,373          0.12%
  6.50%, due 2/13/13 (b)
                                                            ----------          ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                        $  777,373          0.14%
                                                            ----------          ----

                                       SHARES / PRINCIPAL
                                             AMOUNT        MARKET VALUE    % NET ASSETS
CONSUMER FINANCE
Capital One Bank                           $  340,000       $  351,235          0.07%
  5.75%, due 9/15/10
Ford Motor Credit Co.                      $  710,000       $  687,788          0.13%
  7.00%, due 10/1/13 (e)
General Motors Acceptance Corp.            $  400,000       $  361,936          0.07%
  6.875%, due 9/15/11
General Motors Acceptance Corp.            $   25,000       $   21,771          0.00%
  8.00%, due 11/1/31
General Motors Acceptance Corp.            $   65,000       $   57,915          0.01%
  6.875%, due 8/28/12
General Motors Acceptance Corp.            $  690,000       $  596,024          0.11%
  6.75%, due 12/1/14
General Motors Acceptance Corp.            $   15,000       $   13,684          0.00%
  5.625%, due 5/15/09
MBNA Corp.                                 $  295,000       $  304,598          0.06%
  6.25%, due 1/17/07
                                                            ----------          ----
TOTAL CONSUMER FINANCE                                      $2,394,951          0.45%
                                                            ----------          ----
CONTAINERS & PACKAGING
Crown Euro Holdings S.A                    $  335,000       $  388,600          0.07%
  10.875%, due 3/1/13 (e)
Owens-Brockway Glass Container, Inc.       $   75,000       $   78,562          0.01%
  7.75%, due 5/15/11
Owens-Brockway Glass Container, Inc.       $  170,000       $  181,475          0.03%
  8.875%, due 2/15/09
Owens-Illinois, Inc.                       $   65,000       $   67,275          0.01%
  8.10%, due 5/15/07
                                                            ----------          ----
TOTAL CONTAINERS & PACKAGING                                $  715,912          0.12%
                                                            ----------          ----
DIVERSIFIED FINANCIAL SERVICES
Canwest Media, Inc.                        $  120,000       $  126,300          0.02%
  8.00%, due 9/15/12 (b)
Citigroup, Inc.                            $1,050,000       $1,030,865          0.19%
  5.00%, due 9/15/14
FGIC Corp.                                 $1,105,000       $1,148,961          0.22%
  6.00%, due 1/15/34 (b)
J Paul Getty Trust Series 2003             $  435,000       $  453,515          0.09%
  5.875%, due 10/1/33
Rainbow National Services LLC              $  210,000       $  225,750          0.04%
  8.75%, due 9/1/12 (b)
Tengizchevroil LLP                         $  230,000       $  227,700          0.04%
  6.124%, due 11/15/14 (b)
                                                            ----------          ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                        $3,213,091          0.60%
                                                            ----------          ----

                                                    SHARES / PRINCIPAL
                                                         AMOUNT          MARKET VALUE     % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
MCI, Inc.                                               $  282,000        $  286,934          0.05%
  6.908%, due 5/1/07
Qwest Communications International, Inc.                $   85,000        $   83,088          0.02%
  7.50%, due 2/15/11 (b)
Qwest Corp.                                             $   10,000        $    9,925          0.00%
  5.625%, due 11/15/08
Qwest Corp.                                             $   80,000        $   67,600          0.01%
  7.125%, due 11/15/43
Qwest Corp.                                             $  130,000        $  121,550          0.02%
  7.25%, due 9/15/25
Qwest Corp.                                             $   85,000        $   92,436          0.02%
  9.125%, due 3/15/12 (b)
Qwest Services Corp.                                    $  310,000        $  358,825          0.07%
  14.00%, due 12/15/10 (b)
SBC Communications, Inc.                                $  410,000        $  398,775          0.08%
  4.125%, due 9/15/09
Telefonos de Mexico, S.A. de C.V.                       $  675,000        $  663,624          0.13%
  4.50%, due 11/19/08
                                                                          ----------          ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              $2,082,757          0.40%
                                                                          ----------          ----
ELECTRIC UTILITIES
Cedar Brakes II LLC                                     $  237,384        $  283,961          0.05%
  9.875%, due 9/1/13 (b)
Kiowa Power Partners LLC                                $  640,000        $  626,285          0.12%
  5.737%, due 3/30/21 (b)
PPL Energy Supply LLC                                   $  620,000        $  624,668          0.12%
  5.40%, due 8/15/14
Singapore Powerassets Ltd.                              $  360,000        $  358,852          0.07%
  5.00%, due 10/22/13 (b)
Southern California Edison Co.                          $  212,000        $  225,739          0.04%
  8.00%, due 2/15/07
Tenaska Virginia Partners LP                            $  375,480        $  385,340          0.07%
  6.119%, due 3/30/24 (b)
                                                                          ----------          ----
TOTAL ELECTRIC UTILITIES                                                  $2,504,845          0.47%
                                                                          ----------          ----
ELECTRICAL EQUIPMENT
Emerson Electric Co.                                    $  520,000        $  554,983          0.10%
  6.00%, due 8/15/32
                                                                          ----------          ----
TOTAL ELECTRICAL EQUIPMENT                                                $  554,983          0.10%
                                                                          ----------          ----

                                        SHARES / PRINCIPAL
                                              AMOUNT         MARKET VALUE        % NET ASSETS
ENERGY EQUIPMENT & SERVICES
Pride International, Inc.                   $   95,000        $  100,700             0.02%
  7.375%, due 7/15/14
Seitel, Inc.                                $    5,000        $    5,625             0.00%
  11.75%, due 7/15/11
                                                              ----------             ----
TOTAL ENERGY EQUIPMENT & SERVICES                             $  106,325             0.02%
                                                              ----------             ----
FOOD & STAPLES RETAILING
CVS Corp.                                   $  432,472        $  432,627             0.08%
  5.298%, due 1/11/27 (b)
CVS Corp.                                   $  413,181        $  420,887             0.08%
  5.789%, due 1/10/26 (b)
Duane Reade, Inc.                           $   90,000        $   90,900             0.02%
  7.01%, due 12/15/10 (b)
Safeway, Inc.                               $  330,000        $  320,125             0.06%
  4.125%, due 11/1/08
                                                              ----------             ----
TOTAL FOOD & STAPLES RETAILING                                $1,264,539             0.24%
                                                              ----------             ----
FOOD PRODUCTS
Cargill, Inc.                               $  580,000        $  576,765             0.11%
  5.00%, due 11/15/13 (b)
Cargill, Inc.                               $  460,000        $  439,426             0.08%
  4.375%, due 6/1/13 (b)
                                                              ----------             ----
TOTAL FOOD PRODUCTS                                           $1,016,191             0.19%
                                                              ----------             ----
HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.       $   85,000        $   86,275             0.02%
  6.75%, due 8/15/14 (b)
                                                              ----------             ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        $   86,275             0.02%
                                                              ----------             ----
HEALTH CARE PROVIDERS & SERVICES
HCA, Inc.                                   $   80,000        $   87,632             0.02%
  8.36%, due 4/15/24
HCA, Inc.                                   $  245,000        $  275,523             0.05%
  8.75%, due 9/1/10
Highmark, Inc.                              $  835,000        $  898,427             0.17%
  6.80%, due 8/15/13 (b)
Medco Health Solutions, Inc.                $  935,000        $1,033,509             0.20%
  7.25%, due 8/15/13
                                                              ----------             ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                        $2,295,091             0.44%
                                                              ----------             ----

                                        SHARES / PRINCIPAL
                                              AMOUNT         MARKET VALUE        % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
Caesars Entertainment, Inc.                 $  350,000        $  372,312             0.07%
  9.375%, due 2/15/07
ITT Corp.                                   $  295,000        $  317,125             0.06%
  7.375%, due 11/15/15
Mandalay Resort Group                       $  105,000        $  109,200             0.02%
  7.00%, due 11/15/36
MGM Mirage, Inc.                            $   80,000        $   80,600             0.02%
  6.75%, due 9/1/12
MGM Mirage, Inc.                            $  130,000        $  140,400             0.03%
  8.375%, due 2/1/11
Mirage Resorts, Inc.                        $   35,000        $   36,138             0.01%
  7.25%, due 10/15/06
Mohegan Tribal Gaming Authorities           $  185,000        $  183,612             0.03%
  6.375%, due 7/15/09
Royal Caribbean Cruises Ltd.                $  280,000        $  291,900             0.06%
  6.875%, due 12/1/13
                                                              ----------             ----
TOTAL HOTELS, RESTAURANTS & LEISURE                           $1,531,287             0.30%
                                                              ----------             ----
HOUSEHOLD DURABLES
D.R. Horton, Inc.                           $  635,000        $  594,404             0.11%
  5.625%, due 1/15/16
                                                              ----------             ----
TOTAL HOUSEHOLD DURABLES                                      $  594,404             0.11%
                                                              ----------             ----
INDUSTRIAL CONGLOMERATES
Stena AB                                    $  110,000        $  121,825             0.02%
  9.625%, due 12/1/12
                                                              ----------             ----
TOTAL INDUSTRIAL CONGLOMERATES                                $  121,825             0.02%
                                                              ----------             ----
INSURANCE
Crum & Forster                              $  165,000        $  184,800             0.03%
  10.375%, due 6/15/13
Fund American Cos., Inc.                    $  905,000        $  918,853             0.17%
  5.875%, due 5/15/13
Phoenix Life Insurance                      $  265,000        $  272,601             0.05%
  7.15%, due 12/15/34 (b)
Provident Companies, Inc.                   $   40,000        $   40,149             0.01%
  7.25%, due 3/15/28
UnumProvident Corp.                         $  100,000        $   96,935             0.02%
  6.75%, due 12/15/28
                                                              ----------             ----
TOTAL INSURANCE                                               $1,513,338             0.28%
                                                              ----------             ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT           MARKET VALUE        % NET ASSETS
MEDIA
Clear Channel Communications, Inc.                $  675,000          $  644,543             0.12%
  5.50%, due 9/15/14
Houghton Mifflin Co.                              $  245,000          $  252,350             0.05%
  7.20%, due 3/15/11
Medianews Group, Inc.                             $  110,000          $  104,500             0.02%
  6.375%, due 4/1/14
Morris Publishing Group LLC                       $  190,000          $  188,100             0.04%
  7.00%, due 8/1/13
PanAmSat Corp.                                    $   80,000          $   84,400             0.02%
  9.00%, due 8/15/14
Tele-Communications, Inc.                         $  220,000          $  313,571             0.06%
  10.125%, due 4/15/22
Time Warner Entertainment Co. LP                  $1,400,000          $1,779,342             0.34%
  10.15%, due 5/1/12
Time Warner Entertainment Co. LP                  $  510,000          $  624,890             0.12%
  8.375%, due 3/15/23
                                                                      ----------             ----
TOTAL MEDIA                                                           $3,991,696             0.77%
                                                                      ----------             ----
METALS & MINING
Citigroup (JSC Severstal) Series REGS             $  244,000          $  250,320             0.05%
  9.25%, due 4/19/14
Corporacion Nacional del Cobre-Codelco, Inc.      $  475,000          $  479,949             0.09%
  5.50%, due 10/15/13 (b)
United States Steel LLC                           $  140,000          $  161,000             0.03%
  10.75%, due 8/1/08
                                                                      ----------             ----
TOTAL METALS & MINING                                                 $  891,269             0.17%
                                                                      ----------             ----
MULTILINE RETAIL
Kohl's Corp.                                      $1,100,000          $1,139,365             0.22%
  6.00%, due 1/15/33
Target Corp.                                      $  370,000          $  447,308             0.08%
  8.60%, due 1/15/12
                                                                      ----------             ----
TOTAL MULTILINE RETAIL                                                $1,586,673             0.30%
                                                                      ----------             ----
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                   $  110,000          $  121,000             0.02%
  9.00%, due 5/15/15 (b)
AES Eastern Energy LP Series 1999 Class A         $  335,483          $  385,806             0.07%
  9.00%, due 1/2/17
Calpine Corp.                                     $   76,000          $   59,660             0.01%
  8.50%, due 7/15/10 (b)
Pacific Electric & Gas Co.                        $  275,000          $  282,374             0.05%
  6.05%, due 3/1/34

                                                SHARES /
                                               PRINCIPAL
                                                 AMOUNT     MARKET VALUE   % NET ASSETS
PSE&G Power LLC                                $1,260,000    $1,295,550       0.24%
  6.875%, due 4/15/06
Tiverton/Rumford Power Associates Ltd., L.P.   $  372,515    $  279,387       0.05%
  9.00%, due 7/15/18 (b)
TXU Corp.                                      $  625,000    $  592,528       0.11%
  6.55%, due 11/15/34 (b)
Westar Energy, Inc.                            $  250,000    $  244,682       0.05%
  5.15%, due 1/1/17
Westar Energy, Inc.                            $  320,000    $  345,773       0.07%
  7.125%, due 8/1/09
Westar Energy, Inc.                            $  220,000    $  235,094       0.04%
  7.875%, due 5/1/07
                                                             ----------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                    $3,841,854       0.71%
                                                             ----------       ----

OIL & GAS
El Paso Corp.                                  $   50,000    $   47,000       0.01%
  7.80%, due 8/1/31
Energy Transfer Partners, LP                   $  500,000    $  509,612       0.10%
  5.95%, due 2/1/15 (b)
Enterprise Products Operating LP               $  285,000    $  281,275       0.05%
  5.60%, due 10/15/14
Enterprise Products Operating LP               $  525,000    $  535,266       0.10%
  6.65%, due 10/15/34
Evergreen Resources, Inc.                      $  370,000    $  376,289       0.07%
  5.875%, due 3/15/12
Forest Oil Corp.                               $  220,000    $  242,000       0.05%
  8.00%, due 12/15/11
Gazprom International S.A                      $  400,000    $  408,000       0.08%
  7.201%, due 2/1/20 (b)
Newfield Exploration Co.                       $  170,000    $  183,600       0.03%
  8.375%, due 8/15/12
Pacific Energy Partners LP                     $  180,000    $  186,300       0.04%
  7.125%, due 6/15/14
Tosco Corp.                                    $  465,000    $  621,501       0.12%
  8.125%, due 2/15/30
Vintage Petroleum, Inc.                        $  290,000    $  313,925       0.06%
  8.25%, due 5/1/12
                                                             ----------       ----
TOTAL OIL & GAS                                              $3,704,768       0.71%
                                                             ----------       ----

                                                                  SHARES /
                                                                 PRINCIPAL
                                                                   AMOUNT    MARKET VALUE     % NET ASSETS
PAPER & FOREST PRODUCTS
Appleton Papers, Inc.                                            $  120,000   $  123,900          0.02%
  8.125%, due 6/15/11
Bowater, Inc.                                                    $   90,000   $   96,750          0.02%
  9.00%, due 8/1/09
Georgia-Pacific Corp.                                            $  360,000   $  433,800          0.08%
  8.875%, due 5/15/31
Georgia-Pacific Corp.                                            $  245,000   $  273,787          0.05%
  9.375%, due 2/1/13
Georgia-Pacific Corp.                                            $  100,000   $  111,625          0.02%
  8.875%, due 2/1/10
Norske Skog Canada Ltd.                                          $  100,000   $   97,000          0.02%
  7.375%, due 3/1/14
Norske Skog Canada Ltd. Series D                                 $  135,000   $  139,725          0.03%
  8.625%, due 6/15/11
OMX Timber Finance Investments LLC                               $  255,000   $  250,091          0.05%
  5.42%, due 1/29/20 --- 7.42%, beginning 10/21/19 (b)
Pope & Talbot, Inc.                                              $  475,000   $  498,750          0.09%
  8.375%, due 6/1/13
Tembec Industries, Inc.                                          $  195,000   $  184,762          0.03%
  8.50%, due 2/1/11
                                                                              ----------          ----
TOTAL PAPER & FOREST PRODUCTS                                                 $2,210,190          0.41%
                                                                              ----------          ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc.                                          $  370,000   $  384,870          0.07%
  5.75%, due 10/15/33
                                                                              ----------          ----
TOTAL PERSONAL PRODUCTS                                                       $  384,870          0.07%
                                                                              ----------          ----

REAL ESTATE
American Real Estate Partners LP/American Real Estate            $  205,000   $  212,175          0.04%
Finance Corp.
  8.125%, due 6/1/12
CB Richard Ellis Services, Inc.                                  $   75,000   $   84,750          0.02%
  9.75%, due 5/15/10
HRPT Properties Trust                                            $  510,000   $  520,677          0.10%
  5.75%, due 2/15/14
HRPT Properties Trust                                            $  390,000   $  416,776          0.08%
  6.50%, due 1/15/13
iStar Financial, Inc.                                            $  790,000   $  822,465          0.16%
  6.50%, due 12/15/13
OMEGA Healthcare Investors, Inc.                                 $  185,000   $  185,000          0.03%
  7.00%, due 4/1/14
                                                                              ----------          ----
TOTAL REAL ESTATE                                                             $2,241,843          0.43%
                                                                              ----------          ----

                                                                SHARES /
                                                               PRINCIPAL
                                                                 AMOUNT      MARKET VALUE        % NET ASSETS
ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V        $    115,000   $    131,100            0.02%
  12.50%, due 6/15/12
                                                                             ------------            ----
TOTAL ROAD & RAIL                                                            $    131,100            0.02%
                                                                             ------------            ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
MagnaChip Semiconductor SA/MagnaChip Semiconductor            $    100,000   $    102,500            0.02%
Finance Co.
  6.26%, due 12/15/11 (b)
MagnaChip Semiconductor SA/MagnaChip Semiconductor            $     70,000   $     71,575            0.01%
Finance Co.
  8.00%, due 12/15/14 (b)
                                                                             ------------            ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                               $    174,075            0.03%
                                                                             ------------            ----

SOFTWARE
Computer Associates International, Inc.                       $    300,000   $    294,094            0.06%
  4.75%, due 12/1/09 (b)
                                                                             ------------            ----
TOTAL SOFTWARE                                                               $    294,094            0.06%
                                                                             ------------            ----

TRANSPORTATION INFRASTRUCTURE
PSA Corp. Ltd.                                                $    900,000   $    909,757            0.17%
  7.125%, due 8/1/05 (b)
                                                                             ------------            ----
TOTAL TRANSPORTATION INFRASTRUCTURE                                          $    909,757            0.17%
                                                                             ------------            ----

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc.                                  $    385,000   $    507,935            0.10%
  8.75%, due 3/1/31
Dobson Cellular Systems                                       $     35,000   $     35,875            0.01%
  7.493%, due 11/1/11 (b)
Triton PCS, Inc.                                              $    100,000   $     92,000            0.02%
  8.50%, due 6/1/13
Vodafone Group PLC                                            $    530,000   $    523,700            0.10%
  3.95%, due 1/30/08
                                                                             ------------            ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                    $  1,159,510            0.23%
                                                                             ------------            ----
TOTAL CORPORATE BONDS                                                        $ 50,377,834            9.51%
                                                                             ------------            ----

CORPORATE CMOS
COMMERCIAL BANKS
Wachovia Bank National Association Series 2004-C14 Class A1   $    363,863   $    357,100            0.07%
  3.477%, due 8/15/41
                                                                             ------------            ----
TOTAL COMMERCIAL BANKS                                                       $    357,100            0.07%
                                                                             ------------            ----

                                                                    SHARES /
                                                                   PRINCIPAL
                                                                     AMOUNT     MARKET VALUE      % NET ASSETS
COMMERCIAL MORTGAGE LOANS
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A5       $   760,000   $   739,917           0.14%
  4.733%, due 10/15/41
                                                                                -----------           ----
TOTAL COMMERCIAL MORTGAGE LOANS                                                 $   739,917           0.14%
                                                                                -----------           ----

DIVERSIFIED FINANCIAL SERVICES
Morgan Stanley Capital I                                          $   721,915   $   703,303           0.13%
  3.02%, due 4/15/38
                                                                                -----------           ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                            $   703,303           0.13%
                                                                                -----------           ----

THRIFTS & MORTGAGE FINANCE
Banc of America Commercial Mortgage, Inc. Series 2001-PB1 Class   $   842,406   $   851,432           0.16%
  4.907%, due 5/11/35
LB-UBS Commercial Mortgage Trust                                  $ 1,018,323   $ 1,000,607           0.19%
  3.625%, due 10/15/29
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2          $   720,000   $   686,819           0.13%
  3.246%, due 3/15/29
Merrill Lynch Mortgage Trust Series 2004-MKB1 Class A1            $   898,985   $   881,813           0.17%
  3.563%, due 2/12/42
                                                                                -----------           ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                $ 3,420,671           0.65%
                                                                                -----------           ----
TOTAL CORPORATE CMOS                                                            $ 5,220,991           0.99%
                                                                                -----------           ----

FHLMC
Federal Home Loan Mortgage Corp.                                  $ 1,065,000   $ 1,065,000           0.20%
  5.00%, due 4/18/20 TBA (c)
Federal Home Loan Mortgage Corp.                                  $   457,162   $   436,653           0.08%
  3.00%, due 8/1/10 (d)
Federal Home Loan Mortgage Corp.                                  $ 1,455,000   $ 1,432,709           0.27%
  4.348%, due 3/1/35
Federal Home Loan Mortgage Corp.                                  $   755,000   $   738,484           0.14%
  5.00%, due 4/13/35 TBA (c)
Federal Home Loan Mortgage Corp.                                  $   764,660   $   750,295           0.14%
  5.00%, due 8/1/33 (d)
Federal Home Loan Mortgage Corp.                                  $ 3,160,000   $ 3,167,900           0.60%
  5.50%, due 4/13/35 TBA (c)
                                                                                -----------           ----
TOTAL FHLMC                                                                     $ 7,591,041           1.43%
                                                                                -----------           ----

                                                                  SHARES /
                                                                 PRINCIPAL
                                                                  AMOUNT       MARKET VALUE       % NET ASSETS
FNMA
Federal National Mortgage Association                           $  2,565,000   $  2,786,701           0.53%
  6.625%, due 9/15/09
Federal National Mortgage Association                           $  8,640,000   $  8,802,000           1.66%
  5.50%, due 4/18/20 TBA (c)
Federal National Mortgage Association                           $  3,350,000   $  3,407,968           0.64%
  5.50%, due 5/2/06
Federal National Mortgage Association                           $ 10,925,000   $ 11,163,984           2.11%
  6.00%, due 4/13/35 TBA (c)
Federal National Mortgage Association                           $    435,000   $    464,812           0.09%
  6.25%, due 2/1/11
Federal National Mortgage Association                           $    581,953   $    605,279           0.11%
  6.50%, due 10/1/31 (d)
Federal National Mortgage Association                           $    544,247   $    566,061           0.11%
  6.50%, due 6/1/31 (d)
Federal National Mortgage Association                           $    449,964   $    468,000           0.09%
  6.50%, due 8/1/31 (d)
Federal National Mortgage Association                           $    649,439   $    685,183           0.13%
  7.00%, due 2/1/32 (d)
Federal National Mortgage Association                           $  7,325,000   $  7,334,156           1.38%
  5.50%, due 4/13/35 TBA (c)
Federal National Mortgage Association                           $  1,096,769   $  1,173,659           0.22%
  7.50%, due 8/1/31 (d)
Federal National Mortgage Association                           $  1,769,794   $  1,775,654           0.34%
  5.50%, due 12/1/33 (d)
Federal National Mortgage Association                           $  2,836,301   $  2,845,692           0.54%
  5.50%, due 11/1/33 (d)
Federal National Mortgage Association                           $  2,805,000   $  2,842,793           0.54%
  5.25%, due 8/1/12
Federal National Mortgage Association                           $    545,000   $    544,753           0.10%
  5.125%, due 1/2/14
Federal National Mortgage Association                           $  3,445,000   $  3,484,796           0.66%
  4.75%, due 1/2/07
Federal National Mortgage Association                           $    870,000   $    843,798           0.16%
  4.625%, due 5/1/13
Federal National Mortgage Association                           $  3,028,031   $  2,966,088           0.56%
  4.50%, due 7/1/18 (d)
Federal National Mortgage Association                           $    850,000   $    830,875           0.16%
  4.50%, due 4/18/20 TBA (c)
Federal National Mortgage Association                           $    878,917   $    860,937           0.16%
  4.50%, due 4/1/18 (d)
Federal National Mortgage Association                           $  4,011,947   $  3,929,876           0.74%
  4.50%, due 11/1/18 (d)
Federal National Mortgage Association                           $  3,637,084   $  3,710,122           0.70%
  5.50%, due 2/1/17 (d)
Federal National Mortgage Association                           $    354,334   $    373,822           0.07%
  7.00%, due 4/1/32 (d)
Federal National Mortgage Association Series 1998-M6 Class A2   $    661,159   $    691,332           0.13%
  6.32%, due 8/15/08
                                                                               ------------          -----
TOTAL FNMA                                                                     $ 63,158,341          11.93%
                                                                               ------------          -----

                                                      SHARES /
                                                     PRINCIPAL
                                                      AMOUNT      MARKET VALUE      % NET ASSETS
FOREIGN GOVERNMENT TREASURY
FOREIGN GOVERNMENTS
Province of Quebec                                  $   920,000   $   936,745           0.18%
  5.00%, due 7/17/09 (e)
Russian Federation Series REGS                      $   735,000   $   753,008           0.14%
  5.00%, due 3/31/30 --- 7.50%, beginning 3/31/07
United Mexican States                               $   700,000   $   802,200           0.15%
  8.125%, due 12/30/19
United Mexican States                               $    95,000   $    93,812           0.02%
  4.625%, due 10/8/08
                                                                  -----------           ----
TOTAL FOREIGN GOVERNMENTS                                         $ 2,585,765           0.49%
                                                                  -----------           ----

GOVERNMENT AGENCIES
Aries Vermogensverwaltungs GmbH                     $   250,000   $   300,625           0.06%
  9.60%, due 10/25/14 (b)
                                                                  -----------           ----
TOTAL FOREIGN GOVERNMENT TREASURY                                 $ 2,886,390           0.55%
                                                                  -----------           ----

GNMA
Government National Mortgage Association            $   851,802   $   877,664           0.17%
  6.00%, due 4/15/29 (d)
Government National Mortgage Association            $ 1,875,417   $ 1,931,112           0.36%
  6.00%, due 8/15/32 (d)
Government National Mortgage Association            $   269,223   $   289,274           0.05%
  7.50%, due 11/25/28
Government National Mortgage Association            $   101,793   $   109,896           0.02%
  7.50%, due 12/15/23
Government National Mortgage Association            $   684,463   $   735,721           0.14%
  7.50%, due 12/15/28 (d)
                                                                  -----------           ----
TOTAL GNMA                                                        $ 3,943,667           0.74%
                                                                  -----------           ----

                                                                 SHARES /
                                                                PRINCIPAL
                                                                 AMOUNT      MARKET VALUE      % NET ASSETS
PREFERRED STOCK
REAL ESTATE
Sovereign Real Estate Investment Corp. (b)                             200   $   306,000           0.06%
                                                                             -----------           ----
TOTAL REAL ESTATE                                                            $   306,000           0.06%
                                                                             -----------           ----
TOTAL PREFERRED STOCK                                                        $   306,000           0.06%
                                                                             -----------           ----

REVENUE BONDS
Harris County Texas Industrial Development Corp. Solid Waste   $   395,000   $   396,943           0.07%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                             -----------           ----
TOTAL REVENUE BONDS                                                          $   396,943           0.07%
                                                                             -----------           ----

STOCK OPTIONS
PHARMACEUTICALS
Pfizer, Inc. Strike Price $25.00 Expire 4/16/05                    164,500   $    41,125           0.01%
                                                                             -----------           ----
TOTAL STOCK OPTIONS                                                          $    41,125           0.01%
                                                                             -----------           ----

U.S. TREASURY BONDS
United States Treasury Bond                                    $   580,000   $   827,044           0.16%
  8.75%, due 8/15/20
United States Treasury Bond                                    $ 1,205,000   $ 1,512,228           0.29%
  6.875%, due 8/15/25
United States Treasury Bond                                    $   475,000   $   543,374           0.10%
  6.00%, due 2/15/26
United States Treasury Bond                                    $ 1,555,000   $ 1,694,768           0.32%
  5.375%, due 2/15/31 (e)
                                                                             -----------           ----
TOTAL U.S. TREASURY BONDS                                                    $ 4,577,414           0.87%
                                                                             -----------           ----

U.S. TREASURY NOTES
United States Treasury Note                                    $ 1,645,000   $ 1,603,296           0.30%
  3.00%, due 2/15/08 (e)
United States Treasury Note                                    $ 2,505,000   $ 2,456,465           0.46%
  4.25%, due 8/15/14 (e)

                                      SHARES /
                                     PRINCIPAL
                                      AMOUNT       MARKET VALUE        % NET ASSETS
United States Treasury Note         $    965,000   $    976,572            0.18%
  4.625%, due 5/15/06
United States Treasury Note         $  2,435,000   $  2,472,000            0.47%
  5.75%, due 11/15/05
United States Treasury Note         $    410,000   $    439,981            0.08%
  5.75%, due 8/15/10 (e)
United States Treasury Note         $  4,760,000   $  5,115,140            0.97%
  6.00%, due 8/15/09 (e)
                                                   ------------            ----
TOTAL U.S. TREASURY NOTES                          $ 13,063,454            2.46%
                                                   ------------            ----

YANKEE BONDS (g)
ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA          $    220,000   $    246,950            0.05%
  10.00%, due 11/5/10
                                                   ------------            ----
TOTAL ENERGY EQUIPMENT & SERVICES                  $    246,950            0.05%
                                                   ------------            ----

INSURANCE
Fairfax Financial Holdings Ltd.     $     10,000   $      9,100            0.00%
  8.30%, due 4/15/26
Fairfax Financial Holdings Ltd.     $     10,000   $      8,900            0.00%
  7.375%, due 4/15/18
Fairfax Financial Holdings Ltd.     $     80,000   $     77,200            0.01%
  7.75%, due 4/26/12
Fairfax Financial Holdings Ltd.     $     25,000   $     21,250            0.00%
  7.75%, due 7/15/37
Montpelier Re Holdings Ltd.         $    955,000   $    975,252            0.18%
  6.125%, due 8/15/13
                                                   ------------            ----
TOTAL INSURANCE                                    $  1,091,702            0.19%
                                                   ------------            ----

MEDIA
Rogers Cablesystem, Ltd.            $    230,000   $    250,700            0.05%
  11.00%, due 12/1/15
                                                   ------------            ----
TOTAL MEDIA                                        $    250,700            0.05%
                                                   ------------            ----
TOTAL YANKEE BONDS                                 $  1,589,352            0.29%
                                                   ------------            ----

                                    SHARES /
                                   PRINCIPAL
                                    AMOUNT       MARKET VALUE        % NET ASSETS
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
AIG Funding, Inc.                 $    600,000   $    599,783            0.11%
  2.60% due 4/6/05
General Electric Capital Corp.    $  5,030,000   $  5,027,298            0.95%
  2.76% due 4/8/05
Harvard University                $  4,000,000   $  3,998,605            0.76%
  2.50% due 4/6/05
Rabobank USA Financial Corp.      $  1,500,000   $  1,500,000            0.28%
  2.77% due 4/1/05
Societe Generale North America    $  5,000,000   $  4,996,178            0.94%
  2.75% due 4/11/05 (d)
Toyota Motor Credit Corp.         $    925,000   $    924,658            0.17%
  2.66% due 4/6/05
UBS Finance (Delaware) LLC        $  5,175,000   $  5,175,000            0.98%
  2.83% due 4/1/05
USAA Capital Corp.                $  5,680,000   $  5,678,693            1.07%
  2.76% due 4/4/05
CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)   $  6,740,000   $  6,734,432            1.27%
  2.70% due 4/12/05 (d)
                                                 ------------            ----
TOTAL CAPITAL MARKETS                            $  6,734,432            1.27%
                                                 ------------            ----

COMMERCIAL BANKS
Deutsche Bank Financial LLC       $    785,000   $    784,819            0.15%
  2.77% due 4/4/05
Deutsche Bank Financial LLC       $  2,000,000   $  1,999,115            0.38%
  2.65% due 4/7/05
                                                 ------------            ----
TOTAL COMMERCIAL BANKS                           $  2,783,934            0.53%
                                                 ------------            ----
TOTAL COMMERCIAL PAPER                           $ 37,418,581            7.06%
                                                 ------------            ----

INVESTMENT COMPANIES (f)
AIM Institutional Funds Group          405,088   $    405,088            0.07%
                                                 ------------            ----
Total Investment Company
  (Cost $405,088)                                $    405,088            0.07%
                                                 ------------            ----


                                                  PRINCIPAL
                                                   AMOUNT
Master Note (f)
Banc of America Securities LLC
  2.96%, due 4/1/05               $    170,000   $    170,000            0.03%
                                                 ------------            ----
Total Master Note
  (Cost $170,000)                                $    170,000            0.03%
                                                 ------------            ----

REPURCHASE AGREEMENTS (f)
Credit Suisse First Boston LLC
  2.93%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $ 1,250,102
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $ 1,433,196 and a
  Market Value of $1,275,042                    $1,250,000     $   1,250,000
Dresdner Kleinwort Wasserstein Securities LLC
  2.95%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $ 4,000,328
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $ 4,290,754 and a
  Market Value of $4,183,919                    $4,000,000     $   4,000,000
Merrill Lynch Pierce Fenner & Smith
  2.96%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $ 5,306,436
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $ 5,118,720 and a
  Market Value of $5,571,536                    $5,306,000     $   5,306,000
Morgan Stanley & Co.
  2.93%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $ 3,050,248
  (Collateralized by
  Various Bonds
  with a Principal Amount of
  $  4,269,760 and a
  Market Value of $3,164,945                    $3,050,000     $   3,050,000
                                                               -------------         ------
Total Repurchase Agreements
  (Cost $13,606,000)                                              13,606,000           2.37%
                                                               -------------         ------
Total Short-Term Investments
  (Cost $51,599,669)                                              51,599,669
                                                               -------------         ------
Total Investments
  (Cost $531,092,575) (k)                                        574,929,502(l)      108.57%
                                                               -------------         ------
Liabilities in Excess of
  Cash and Other Assets                                        ($ 45,381,131)         -8.57%
                                                               -------------         ------
Net Assets                                                       529,548,371         100.00%
                                                               =============         ======


-----------------
(a) Non-income producing security.

(b) May be sold to institutional investors only.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

(d) Segregated or partially segregated as collateral for TBA.

(e) Represent securities out on loan or a portion which is out on loan.

(f) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(g) Yankee Bond - Dollar Denominated bonds issued in United States by foreign banks and corporations.

(h) ADR - American Depository Receipt

(i) Illiquid security.

(j) Restricted security.

(k) The cost for federal income tax purposes is $533,515,034.

(l) At December 31, 2004, net unrealized appreciation was $41,414,469 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $50,025,953 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,611,484.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                         SHARES /
                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE          % NET ASSETS
MAINSTAY VP VALUE PORTFOLIO
COMMON STOCK
AEROSPACE & DEFENSE
Northrop Grumman Corp.                                    191,700   $  10,347,966             1.68%
Raytheon Co.                                              151,100   $   5,847,570             0.95%
                                                                    -------------             ----
TOTAL AEROSPACE & DEFENSE                                           $  16,195,536             2.63%
                                                                    -------------             ----

BEVERAGES
Molson Coors Brewing Co. Class B                           42,100   $   3,248,857             0.53%
                                                                    -------------             ----
TOTAL BEVERAGES                                                     $   3,248,857             0.53%
                                                                    -------------             ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                          116,200   $   5,400,976             0.88%
                                                                    -------------             ----
TOTAL BUILDING PRODUCTS                                             $   5,400,976             0.88%
                                                                    -------------             ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                            91,100   $  10,020,089             1.63%
Merrill Lynch & Co., Inc.                                 154,100   $   8,722,060             1.42%
State Street Corp.                                        176,400   $   7,712,208             1.25%
                                                                    -------------             ----
TOTAL CAPITAL MARKETS                                               $  26,454,357             4.30%
                                                                    -------------             ----

COMMERCIAL BANKS
Bank of America Corp.                                     412,592   $  18,195,308             2.95%
PNC Financial Services Group, Inc. (The)                  111,000   $   5,714,280             0.93%
U.S. Bancorp                                              328,300   $   9,461,606             1.54%
Wachovia Corp. (c)                                        177,100   $   9,016,161             1.46%
Wells Fargo & Co.                                          99,400   $   5,944,120             0.96%
                                                                    -------------             ----
TOTAL COMMERCIAL BANKS                                              $  48,331,475             7.84%
                                                                    -------------             ----

COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc. (c)                           1,017,300   $   2,797,575             0.45%
Motorola, Inc.                                            625,900   $   9,369,723             1.52%
Nokia Corp. ADR (e)                                       713,200   $  11,004,676             1.79%
                                                                    -------------             ----
TOTAL COMMUNICATIONS EQUIPMENT                                      $  23,171,974             3.76%
                                                                    -------------             ----

                                                          SHARES /
                                                         PRINCIPAL
                                                          AMOUNT    MARKET VALUE          % NET ASSETS
COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                       229,000   $   5,024,260             0.82%
International Business Machines Corp.                     135,500   $  12,381,990             2.01%
                                                                    -------------             ----
TOTAL COMPUTERS & PERIPHERALS                                       $  17,406,250             2.83%
                                                                    -------------             ----

CONTAINERS & PACKAGING
Owens-Illinois, Inc.                                      369,000   $   9,276,660             1.51%
Smurfit-Stone Container Corp. (a)                         134,700   $   2,083,809             0.34%
                                                                    -------------             ----
TOTAL CONTAINERS & PACKAGING                                        $  11,360,469             1.85%
                                                                    -------------             ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                           476,697   $  21,422,763             3.48%
JPMorgan Chase & Co.                                      344,440   $  11,917,623             1.93%
                                                                    -------------             ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $  33,340,386             5.41%
                                                                    -------------             ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp. (c)                                          122,300   $   6,708,155             1.09%
BellSouth Corp.                                           227,800   $   5,988,862             0.97%
SBC Communications, Inc.                                  270,700   $   6,412,883             1.04%
Sprint Corp.                                              672,100   $  15,290,275             2.48%
Verizon Communications, Inc.                              270,700   $   9,609,850             1.56%
                                                                    -------------             ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        $  44,010,025             7.14%
                                                                    -------------             ----

ENERGY EQUIPMENT & SERVICES
ENSCO International, Inc.                                 398,100   $  14,992,446             2.43%
Pride International, Inc. (a)                             425,000   $  10,557,000             1.71%
Rowan Cos., Inc. (a)                                      468,200   $  14,013,226             2.27%
Transocean, Inc. (a)(c)                                   356,900   $  18,366,074             2.98%
                                                                    -------------             ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $  57,928,746             9.39%
                                                                    -------------             ----

FOOD & STAPLES RETAILING
CVS Corp.                                                 174,500   $   9,182,190             1.49%
Kroger Co. (The)  (a)                                     500,100   $   8,016,603             1.30%
                                                                    -------------             ----
TOTAL FOOD & STAPLES RETAILING                                      $  17,198,793             2.79%
                                                                    -------------             ----

FOOD PRODUCTS
Cadbury Schwppes PLC ADR (c)(e)                           257,300   $  10,472,110             1.70%
General Mills, Inc.                                       259,700   $  12,764,255             2.07%
Kraft Foods, Inc.                                         174,900   $   5,780,445             0.94%
                                                                    -------------             ----
TOTAL FOOD PRODUCTS                                                 $  29,016,810             4.71%
                                                                    -------------             ----

                                                          SHARES /
                                                         PRINCIPAL
                                                          AMOUNT    MARKET VALUE          % NET ASSETS
HEALTH CARE PROVIDERS & SERVICES
HCA, Inc.                                                 161,600   $   8,656,912             1.40%
                                                                    -------------             ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $   8,656,912             1.40%
                                                                    -------------             ----

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                      188,900   $  12,416,397             2.01%
                                                                    -------------             ----
TOTAL HOUSEHOLD PRODUCTS                                            $  12,416,397             2.01%
                                                                    -------------             ----

INSURANCE
AFLAC, Inc.                                               123,300   $   4,594,158             0.75%
Allstate Corp. (The)                                      172,400   $   9,319,944             1.51%
Hartford Financial Services Group, Inc. (The) (c)         112,200   $   7,692,432             1.25%
Prudential Financial, Inc.                                133,800   $   7,680,120             1.25%
St. Paul Travelers Cos., Inc. (The)                       201,410   $   7,397,789             1.20%
                                                                    -------------             ----
TOTAL INSURANCE                                                     $  36,684,443             5.96%
                                                                    -------------             ----

IT SERVICES
Computer Sciences Corp. (a)                               202,000   $   9,261,700             1.50%
                                                                    -------------             ----
TOTAL IT SERVICES                                                   $   9,261,700             1.50%
                                                                    -------------             ----

MACHINERY
Navistar International Corp. (a)                          155,700   $   5,667,480             0.92%
                                                                    -------------             ----
TOTAL MACHINERY                                                     $   5,667,480             0.92%
                                                                    -------------             ----

MEDIA
Time Warner, Inc. (a)                                     439,100   $   7,706,205             1.25%
                                                                    -------------             ----
TOTAL MEDIA                                                         $   7,706,205             1.25%
                                                                    -------------             ----

METALS & MINING
Alcoa, Inc.                                               321,128   $   9,759,080             1.58%
Inco Ltd.                                                  76,100   $   3,028,780             0.49%
                                                                    -------------             ----
TOTAL METALS & MINING                                               $  12,787,860             2.07%
                                                                    -------------             ----

OIL & GAS
ChevronTexaco Corp.                                       218,086   $  12,716,595             2.06%
ConocoPhillips                                             68,400   $   7,376,256             1.20%
ExxonMobil Corp.                                          233,500   $  13,916,600             2.26%
Kerr-McGee Corp.                                           87,100   $   6,822,543             1.11%
                                                                    -------------             ----
TOTAL OIL & GAS                                                     $  40,831,994             6.63%
                                                                    -------------             ----

                                                          SHARES /
                                                         PRINCIPAL
                                                          AMOUNT    MARKET VALUE          % NET ASSETS
PAPER & FOREST PRODUCTS
Bowater, Inc.                                             134,400   $   5,062,848             0.82%
                                                                    -------------            -----
TOTAL PAPER & FOREST PRODUCTS                                       $   5,062,848             0.82%
                                                                    -------------            -----

PHARMACEUTICALS
Bristol-Myers Squibb Co. (c)                              373,900   $   9,519,494             1.54%
Pfizer, Inc.                                              912,300   $  23,966,121             3.89%
Pharmaceutical Holders Trust (c)(d)                        75,800   $   5,453,052             0.88%
                                                                    -------------            -----
TOTAL PHARMACEUTICALS                                               $  38,938,667             6.31%
                                                                    -------------            -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments, Inc.                                   266,600   $   6,795,634             1.10%
                                                                    -------------            -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                      $   6,795,634             1.10%
                                                                    -------------            -----

SOFTWARE
BMC Software, Inc. (a)                                    308,400   $   4,626,000             0.75%
                                                                    -------------            -----
TOTAL SOFTWARE                                                      $   4,626,000             0.75%
                                                                    -------------            -----

SPECIALTY RETAIL
Gap, Inc. (The)                                           562,300   $  12,280,632             1.99%
                                                                    -------------            -----
TOTAL SPECIALTY RETAIL                                              $  12,280,632             1.99%
                                                                    -------------            -----

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                     189,800   $   7,214,298             1.17%
Washington Mutual, Inc.                                   161,500   $   6,379,250             1.04%
                                                                    -------------            -----
TOTAL THRIFTS & MORTGAGE FINANCE                                    $  13,593,548             2.21%
                                                                    -------------            -----
TOTAL COMMON STOCK                                                  $ 548,374,974            88.98%
                                                                    -------------            -----

CONVERTIBLE PREFERRED STOCK
PHARMACEUTICALS
Goldman Sachs Group, Inc. (The)
  2.25% Series UHS (f)                                    145,500   $   7,300,754             1.18%
Goldman Sachs Group, Inc. (The)
  2.875%, Series BSKT (f)                                  90,000   $   9,178,560             1.49%
                                                                    -------------            -----
TOTAL PHARMACEUTICALS                                               $  16,479,314             2.67%
                                                                    -------------            -----
TOTAL CONVERTIBLE PREFERRED STOCK                                   $  16,479,314             2.67%
                                                                    -------------            -----

                                                       SHARES /
                                                      PRINCIPAL
                                                       AMOUNT       MARKET VALUE          % NET ASSETS
INVESTMENT COMPANY
CAPITAL MARKETS
iShares Russell 1000 Value Index (d)                      181,100   $  11,918,191             1.93%
                                                                    -------------             ----
TOTAL CAPITAL MARKETS                                               $  11,918,191             1.93%
                                                                    -------------             ----

STOCK OPTIONS
DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.
  Strike Price $60.00
  Expire 4/16/05 (a)(g)(h)                                 45,700   $       3,428             0.00% (b)
                                                                    -------------             ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        $       3,428             0.00%
                                                                    -------------             ----

ENERGY EQUIPMENT & SERVICES
ENSCO International, Inc.
  Strike Price $35.00
  Expire 4/16/05 (a)(g)(h)                                110,800   $      22,160             0.00% (b)
ENSCO International, Inc.
  Strike Price $40.00
  Expire 4/16/05 (a)(g)(h)                                110,600   $     290,325             0.05%
Rowan Cos., Inc.
  Strike Price $30.00
  Expire 4/16/05 (a)(g)(h)                                294,500   $     272,412             0.05%
Transocean, Inc.
  Strike Price $45.00
  Expire 4/16/05 (a)(g)(h)                                270,000   $      20,250             0.00% (b)
                                                                    -------------             ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $     605,147             0.10%
                                                                    -------------             ----

PHARMACEUTICALS
Pfizer, Inc.
  Strike Price $25.00
  Expire 4/16/05                                          527,400   $     131,850             0.02%
                                                                    -------------             ----
TOTAL PHARMACEUTICALS                                               $     131,850             0.02%
                                                                    -------------             ----
TOTAL STOCK OPTIONS                                                 $     740,425             0.12%
                                                                    -------------             ----

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
American Express Credit Corp.                       $   6,815,000   $   6,805,624             1.10%
  2.75% due 4/19/05
General Electric Capital Corp.                      $   6,945,000   $   6,941,270             1.13%
  2.76% due 4/8/05
Morgan Stanley Dean Witter & Co.                    $   5,000,000   $   4,997,295             0.81%
  2.78% due 4/8/05
Rabobank USA Financial Corp.                        $   4,785,000   $   4,785,000             0.78%
  2.77% due 4/1/05
Societe Generale North America                      $   5,000,000   $   5,000,000             0.81%
  2.75% due 4/1/05
UBS Finance (Delaware) LLC                          $   6,195,000   $   6,195,000             1.01%
  2.83% due 4/1/05
USAA Capital Corp.                                  $   3,955,000   $   3,954,090             0.64%
  2.76% due 4/4/05
                                                                    -------------             ----
TOTAL COMMERCIAL PAPER                                              $  38,678,279             6.28%
                                                                    -------------             ----

                                                       SHARES /
                                                      PRINCIPAL
                                                       AMOUNT       MARKET VALUE          % NET ASSETS
INVESTMENT COMPANY
AIM Institutional Funds Group (i)                         363,517   $     363,517             0.06%
                                                                    -------------           ------

TOTAL INVESTMENT COMPANY                                            $     363,517             0.06%
                                                                    -------------           ------

MASTER NOTE
Banc of American Securities LLC
  2.9549%, due 4/1/05 (i)                           $  19,100,000   $  19,100,000             3.10%
                                                                    -------------           ------
TOTAL MASTER NOTE                                                   $  19,100,000             3.10%
                                                                    -------------           ------

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  2.925%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $800,065 (i)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $917,245
  and a Market Value of
  $816,027) (j)                                     $     800,000   $     800,000             0.13%
Deutsche Bank Securities, Inc.
  2.935%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $1,000,082 (i)
  (Collateralized by Various
  Bonds with a Principal
  Amount of 1,425,372
  and a Market Value of
  $1,020,000 (j)                                    $   1,000,000   $   1,000,000             0.16%
Dresdner Kleinwort  Wasserstein Securties LLC
  2.9451%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $1,000,082 (i)
  (Collateralized by Various
  Bonds with a Principal
  Amount of 1,072,689
  and a Market Value of

  $1,045,980 (j)                                    $   1,000,000   $   1,000,000             0.16%
Merrill Lynch & Co., Inc.
  2.9549%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $9,650,792 (i)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $9,309,226
  and a Market Value of
  $10,132,745 (j)                                   $   9,650,000   $   9,650,000             1.57%
Morgan Stanley & Co., Inc.
  2.9250%, dated 3/31/05
  due 4/1/05
  Proceeds at Maturity
  $11,800,959 (i)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $16,518,583
  and a Market Value of
  $12,344,345 (j)                                   $  11,800,000   $  11,800,000             1.92%
                                                                    -------------           ------
TOTAL REPURCHASE AGREEMENTS                                         $  24,250,000             3.94%
                                                                    -------------           ------
TOTAL INVESTMENTS (COST $594,298,156)                               $ 659,904,700           107.08%
                                                                    -------------           ------
Liablities in Excess of Cash and Other Assets                      ($  43,616,241)           -7.08%
                                                                    -------------           ------
NET ASSETS                                                          $ 616,288,459           100.00%
                                                                    =============           ======

(a) Non-income producing security.

(b) Less than one-hundreth of a percent.

(c) Represents security, or a portion thereof, which is out on loan.

(d) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(e) ADR-American Depositary Receipt.

(f) Synthetic Convertible-an equity linked security issued by an entity other than the issuer of the underlying equity instrument.

(g) One contract relates to 100 shares.

(h) Options can be exercised into the underlying common stock.

(i) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j) Collateralization from various bonds on repurchase agreements may include collateralized mortgage-backed securities or other long-term corporate bonds.

(k) The cost for federal income tax purposes is $596,301,114.

(l) As March 31, 2005 net unrealized appreciation was $67,609,502 , based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was on excess of market value over cost of $ 74,707,392 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $ 7,097,890.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.

By:    /s/ Gary E. Wendlandt
       ------------------------------------
       GARY E. WENDLANDT
       Chairman and Chief Executive Officer

Date:  May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Gary E. Wendlandt
       ------------------------------------
       GARY E. WENDLANDT
       Chairman and Chief Executive Officer

Date:  May 27, 2005


By:    /s/ Gary E. Wendlandt
       --------------------------------------
       PATRICK J. FARRELL
       Treasurer and
       Chief Financial and Accounting Officer

Date:  May 27, 2005